OMB APPROVAL

OMB Number: 3235-0578

Expires: May 31, 2007

Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING AllianceBernstein Mid Cap Growth Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING Capital Guardian Small/Mid Cap Portfolio
ING Capital Guardian U.S. Equities Portfolio
ING Disciplined Small Cap Value Portfolio
ING Eagle Asset Capital Appreciation Portfolio
ING EquitiesPlus Portfolio
ING Evergreen Health Sciences Portfolio
ING Evergreen Omega Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING FMRSM Earnings Growth Portfolio
ING FMRSM Mid Cap Growth Portfolio
ING Franklin Income Portfolio
ING Global Real Estate Portfolio
ING Global Resources Portfolio
ING Global Technology Portfolio
ING International Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Equity Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Partners All Cap Portfolio
ING Legg Mason Value Portfolio
ING Lifestyle Aggressive Growth Portfolio
ING LifeStyle Growth Portfolio
ING LifeStyle Moderate Portfolio
ING LifeStyle Moderate Growth Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Lord Abbett Affiliated Portfolio
ING MarketPro Portfolio
ING MarketStyle Growth Portfolio
ING MarketStyle Moderate Portfolio
ING MarketStyle Moderate Growth Portfolio
ING Marisco Growth Portfolio
ING Marisco International Opportunities Portfolio
ING Mercury Large Cap Growth Portfolio
ING Mercury Large Cap Value Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Oppenheimer Main Street Portfolio®
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Stock Index Portfolio
ING Templeton Global Growth Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING UBS U.S. Allocation Portfolio
ING Van Kampen Equity Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio
ING VP Index Plus International Equity Portfolio
ING Wells Fargo Mid Cap Disciplined Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio

The schedules are not audited.

			PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio			as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.6%

		Airlines: 1.0%
210,700	@, L	Continental Airlines, Inc.	$5,964,917
			5,964,917
		Biotechnology: 9.0%
894,205	@, L	Affymetrix, Inc.	19,279,060
1,028,808	@	Applera Corp. - Celera Genomics Group	14,321,007
1,152,450	@, @@, L	Compugen Ltd.	3,330,581
1,051,000	@, @@, L	deCODE genetics, Inc.	5,780,500
121,700	@, L	Medimmune, Inc.	3,554,857
181,520	@, L	Vertex Pharmaceuticals, Inc.	6,108,148
			52,374,153
		Commercial Services: 3.1%
363,335	@, L	Apollo Group, Inc.	17,890,615
			17,890,615
		Computers: 2.9%
259,011	@	Network Appliance, Inc.	9,585,997
1,431,900	@	Sun Microsystems, Inc.	7,116,543
			16,702,540
		Diversified Financial Services: 12.8%
28,785		Chicago Mercantile Exchange Holdings, Inc.	13,766,426
279,802	L	International Securities Exchange, Inc.	13,119,916
644,090	@	Nasdaq Stock Market, Inc.	19,477,282
179,680	@, L	NYSE Group, Inc.	13,431,080
43,100	L	OptionsXpress Holdings, Inc.	1,201,628
719,640	L	TD Ameritrade Holding Corp.	13,565,214
			74,561,546
		Electric: 0.1%
28,500	@	AES Corp.	581,115
			581,115
		Electrical Components & Equipment: 1.5%
238,648	@, L	Energy Conversion Devices, Inc.	8,839,522
			8,839,522
		Electronics: 2.2%
198,400	@, L	Cymer, Inc.	8,711,744
71,800	@, L	Itron, Inc.	4,006,440
			12,718,184
		Food: 0.1%
9,800		Whole Foods Market, Inc.	582,414
			582,414
		Healthcare — Products: 6.3%
1,691,460	@, L	Cepheid, Inc.	12,212,341
1,210,415	@, L	Cerus Corp.	6,717,803
925,020	@, @@, L	Given Imaging Ltd.	17,658,632
			36,588,776

			PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio			as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Internet: 7.6%
745,568	@, L	Audible, Inc.	$5,412,824
10,700	@, @@, L	Baidu.com ADR	936,678
228,160	@	Monster Worldwide, Inc.	8,257,110
2,833,552	@	Move, Inc.	13,912,740
1,040,075	@, @@, L	Shanda Interactive Entertainment Ltd. ADR	15,601,125
			44,120,477

		Media: 4.8%
1,685,500	@, L	Sirius Satellite Radio, Inc.	6,590,305
1,662,305	@, L	XM Satellite Radio Holdings, Inc.	21,427,111
			28,017,416

		Retail: 5.1%
96,400	@	Chipotle Mexican Grill, Inc.	4,788,188
355,230	@, L	Coldwater Creek, Inc.	10,216,415
98,120	@, L	Panera Bread Co.	5,715,490
505,440	@, L	Urban Outfitters, Inc.	8,941,234
			29,661,327

		Semiconductors: 19.9%
806,113	@	Advanced Micro Devices, Inc.	20,031,908
548,451	@, L	Broadcom Corp.	16,640,003
263,265	@	Formfactor, Inc.	11,091,354
514,814		KLA-Tencor Corp	22,893,779
342,998	@	Lam Research Corp.	15,548,099
342,820	@, L	Netlogic Microsystems, Inc.	8,697,343
668,568	@	Silicon Laboratories, Inc.	20,738,979
			115,641,465

		Software: 6.0%
607,117	@, L	Navteq Corp.	15,851,825
618,640	@, L	Red Hat, Inc.	13,040,931
172,400	@, L	Salesforce.com, Inc.	6,185,712
			35,078,468

		Telecommunications: 17.2%
242,454	@	Ciena Corp.	6,606,872
9,708,189	@, L	JDS Uniphase Corp.	21,260,934
1,628,032	@	Juniper Networks, Inc.	28,132,394
5,060,176	@, L	L-3 Communications Corp.	27,071,942
602,552	@, L	NeuStar, Inc.	16,720,818
			99,792,960

		Total Common Stock
		(Cost $619,425,071)	579,115,895

Principal Amount		Value

SHORT-TERM INVESTMENTS: 27.5%

	U.S. Government Agency Obligations: 0.5%
$2,917,000	Federal Home Loan Bank, 4.500%, due 10/02/06	$2,916,271

	Total U.S. Government Agency Obligations
	(Cost $2,916,271)	2,916,271

	Securities Lending CollateralCC: 27.0%
156,844,131	The Bank of New York Institutional Cash Reserve Fund	156,844,131

	Total Securities Lending Collateral
	(Cost $156,844,131)	156,844,131

	Total Short-Term Investments
	(Cost $159,760,402)	159,760,402

		PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio		as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

	Total Investments in Securities (Cost $779,185,473)*	127.1%	$738,876,297
	Other Assets and Liabilities — Net	(27.1)	(157,753,009)
	Net Assets	100.0%	$581,123,288

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $799,282,066.

	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$16,973,827
	Gross Unrealized Depreciation	(77,379,596)
	Net Unrealized Depreciation	$(60,405,769)

		PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio		as of September 30, 2006 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
30,633,714		American Funds Growth Fund - Class 2 Shares		$1,846,293,965

		Total Investments in Securities
		(Cost $1,554,660,059)*	100.0%	$1,846,293,965
		Other Assets and Liabilities — Net	(0.0)	(862,315)

		Net Assets	100.0%	$1,845,431,650

	*	Cost for federal income tax purposes is the same as for financial
		statement purposes.

		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$291,633,906
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$291,633,906

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of September 30, 2006 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
32,322,391		American Funds Growth-Income Fund - Class 2 Shares		$1,305,178,149

		Total Investments in Securities
		(Cost $1,149,325,099)*	100.0%	$1,305,178,149
		Other Assets and Liabilities — Net	(0.0)	(617,294)

		Net Assets	100.0%	$1,304,560,855

	*	Cost for federal income tax purposes is the same as for financial
		statement purposes.

		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$155,853,050
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$155,853,050

		PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio		as of September 30, 2006 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
48,249,660		American Funds International Fund - Class 2 Shares		$1,000,697,944

		Total Investments in Securities
		(Cost $796,687,199)*	100.0%	$1,000,697,944
		Other Assets and Liabilities — Net	(0.0)	(443,769)

		Net Assets	100.0%	$1,000,254,175

	*	Cost for federal income tax purposes is the same as for financial
		statement purposes.

		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$204,010,745
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$204,010,745

		PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio		as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.0%

		Advertising: 0.5%
22,400	@, L	Getty Images, Inc.	$1,112,832
39,600		Harte-Hanks, Inc.	1,043,460
			2,156,292

		Aerospace/Defense: 0.7%
65,400	@	Ducommun, Inc.	1,220,364
34,700	L	Goodrich Corp.	1,406,044
16,700	@, L	K&F Industries Holdings, Inc.	313,626
			2,940,034

		Airlines: 2.3%
525,350	@, L	JetBlue Airways Corp.	4,869,995
322,900		Southwest Airlines Co.	5,379,514
			10,249,509

		Apparel: 0.8%
164,900	@	Hanesbrands, Inc.	3,711,899
			3,711,899

		Auto Parts & Equipment: 0.3%
20,000		Johnson Controls, Inc.	1,434,800
			1,434,800

		Banks: 5.1%
70,000		Banner Corp.	2,872,800
63,300		Cardinal Financial Corp.	693,768
84,600	L	Columbia Banking System, Inc.	2,708,046
143,900	L	East-West Bancorp., Inc.	5,699,879
97,650		First Midwest Bancorp., Inc.	3,699,959
74,700	L	Seacoast Banking Corp. of Florida	2,255,940
11,330	@	Southcoast Financial Corp.	240,763
50,500		Zions Bancorp.	4,030,405
			22,201,560

		Beverages: 0.6%
76,200		Pepsi Bottling Group, Inc.	2,705,100
			2,705,100

		Biotechnology: 4.0%
77,200	@, L	Exelixis, Inc.	672,412
578,300	@, L	Human Genome Sciences, Inc.	6,673,582
821,200	@, L	Millennium Pharmaceuticals, Inc.	8,170,940
112,600	@, L	PDL BioPharma, Inc.	2,161,920
			17,678,854

		Building Materials: 3.0%
112,000	L	American Standard Cos., Inc.	4,700,640
161,500	L	Texas Industries, Inc.	8,407,690
			13,108,330

		Chemicals: 3.4%
300,100		Georgia Gulf Corp.	8,228,742
36,400	@, L	Huntsman Corp.	662,480
113,100	@@	Methanex Corp.	2,752,854
8,100	@@	Potash Corp. of Saskatchewan	843,939

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Chemicals (continued)
53,700		Rohm & Haas Co.	$2,542,695
			15,030,710
		Coal: 0.3%
17,700	@, L	Alpha Natural Resources, Inc.	278,952
34,000	L	Arch Coal, Inc.	982,940
			1,261,892

		Commercial Services: 3.2%
276,600	@, L	Exponent, Inc.	4,610,922
91,300		McKesson Corp.	4,813,336
28,500		Paychex, Inc.	1,050,225
70,100	@, L	Resources Connection, Inc.	1,877,979
59,200	@, @@	WNS Holdings Ltd. ADR	1,690,160
			14,042,622

		Computers: 3.9%
57,700	@, L	Affiliated Computer Services, Inc.	2,992,322
33,100	@	Intergraph Corp.	1,419,328
97,600	@, L	Kanbay International, Inc.	2,006,656
31,900	@, @@, L	Qimonda AG ADR	542,300
110,000	@, L	Riverbed Technolgoy, Inc.	2,145,000
41,500	@	Sandisk Corp.	2,221,910
212,600	@	Seagate Technology, Inc.	4,908,934
2,700	@, L	Stratasys, Inc.	71,307
289,000	@	WidePoint Corp.	840,990
			17,148,747

		Cosmetics/Personal Care: 0.4%
70,700	@	Bare Escentuals, Inc.	1,919,505
			1,919,505
		Distribution/Wholesale: 0.1%
10,200	@	United Stationers, Inc.	474,402
			474,402

		Diversified Financial Services: 3.0%
152,200	@, L	AmeriCredit Corp.	3,803,478
26,500	@, L	Evercore Partners, Inc.	763,200
138,000		IndyMac Bancorp., Inc.	5,680,080
61,300		International Securities Exchange, Inc.	2,874,357
			13,121,115

		Electric: 2.4%
68,000	@	AES Corp.	1,386,520
224,100	@, L	CMS Energy Corp.	3,236,004
256,800	L	MDU Resources Group, Inc.	5,736,912
			10,359,436

		Electrical Components & Equipment: 0.1%
9,000	@, L	Energizer Holdings, Inc.	647,910
			647,910

		Electronics: 6.7%
93,000	@	Avnet, Inc.	1,824,660
217,500	@, L	Benchmark Electronics, Inc.	5,846,400
30,500	@, L	Cymer, Inc.	1,339,255
113,700	@, L	Dolby Laboratories, Inc.	2,256,945
740,400	@, @@	Flextronics International Ltd.	9,358,656
83,000		Jabil Circuit, Inc.	2,371,310
64,400	@, L	Measurement Specialties, Inc.	1,201,060
163,900		National Instruments Corp.	4,481,026

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electronics (continued)
18,900	@, L	Thermo Electron Corp.	$743,337
			29,422,649

		Engineering & Construction: 1.1%
59,800	L	Fluor Corp.	4,598,022
			4,598,022

		Entertainment: 1.2%
167,900	@, L	Scientific Games Corp.	5,339,220
			5,339,220

		Environmental Control: 0.2%
98,000	@, L	Purecycle Corp.	705,600
			705,600

		Food: 0.7%
33,100		Campbell Soup Co.	1,208,150
325,100	@	Interstate Bakeries	942,790
64,000		Sara Lee Corp.	1,028,480
			3,179,420

		Healthcare — Products: 0.6%
18,600	@, L	DexCom, Inc.	207,018
92,300	@, L	Wright Medical Group, Inc.	2,238,275
			2,445,293

		Healthcare — Services: 2.7%
127,400	@, L	DaVita, Inc.	7,372,638
72,200	@	Lincare Holdings, Inc.	2,501,008
35,300	@, L	Matria Healthcare, Inc.	980,987
71,300	L	Option Care, Inc.	954,707
21,700	@, L	VistaCare, Inc.	225,680
			12,035,020

		Household Products/Wares: 2.3%
77,200	@, L	Fossil, Inc.	1,662,888
241,300	@, L	Jarden Corp.	7,955,661
12,800	L	Scotts Miracle-Gro Co.	569,472
			10,188,021

		Insurance: 2.1%
36,800	@, L	Allied World Assurance Holdings Ltd.	1,486,720
20,500	@@, L	PartnerRe Ltd.	1,385,185
216,200	@, L	Security Capital Assurance Ltd.	5,177,990
17,200	@@, L	XL Capital Ltd.	1,181,640
			9,231,535

		Internet: 0.5%
10,200	@, L	Blue Nile, Inc.	370,770
28,300	@, L	Cybersource Corp.	334,789
256,900	@, L	Sapient Corp.	1,400,105
			2,105,664

		Investment Companies: 0.2%
24,100	L	American Capital Strategies Ltd.	951,227
			951,227

		Lodging: 4.8%
200,500	@@	Four Seasons Hotels, Inc.	12,801,925
161,100	@@, L	Orient-Express Hotels Ltd.	6,021,918
19,300		Starwood Hotels & Resorts Worldwide, Inc.	1,103,767
17,100	L	Station Casinos, Inc.	988,893
			20,916,503

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Machinery — Diversified: 1.8%
43,200	L	Albany International Corp.	$1,374,624
81,650	@, L	Chart Industries, Inc.	1,005,112
223,000		Tennant Co.	5,427,820
			7,807,556

		Media: 1.6%
178,600	L	Cablevision Systems Corp.	4,056,006
428,500	@, L	Radio One, Inc.	2,678,125
76,200	@, L	Radio One, Inc. - Class A	475,488
			7,209,619

		Metal Fabricate/Hardware: 0.8%
123,600	@, L	Ladish Co., Inc.	3,569,568
			3,569,568

		Mining: 0.8%
215,300	@, @@, L	Apex Silver Mines Ltd.	3,586,898
			3,586,898

		Miscellaneous Manufacturing: 4.8%
149,900		Actuant Corp.	7,509,990
57,300		Aptargroup, Inc.	2,915,424
49,200	@	Cooper Industries Ltd.	4,192,824
28,700	@	ESCO Technologies, Inc.	1,321,348
23,400	@, L	Griffon Corp.	558,558
75,400	@, L	Jacuzzi Brands, Inc.	753,246
154,100		Leggett & Platt, Inc.	3,857,123
			21,108,513

		Oil & Gas: 4.2%
632,300	@, L	Delta Petroleum Corp.	14,239,396
9,400	@	Encore Acquisition Co.	228,796
9,400		EOG Resources, Inc.	611,470
116,800		Helmerich & Payne, Inc.	2,689,904
10,800	@	Plains Exploration & Production Co.	463,428
15,300	@, L	Transmeridian Exploration, Inc.	60,435
			18,293,429

		Oil & Gas Services: 1.2%
28,400		BJ Services Co.	855,692
114,200	@, L	Newpark Resources	608,686
90,100	@	Weatherford International Ltd.	3,758,972
			5,223,350

		Packaging & Containers: 0.9%
174,900		Packaging Corp. of America	4,057,680
			4,057,680

		Pharmaceuticals: 4.7%
51,600	@, L	Abraxis BioScience, Inc.	1,433,448
46,200		Allergan, Inc.	5,202,582
91,100	@, L	Amylin Pharmaceuticals, Inc.	4,014,777
6,100	@, L	Atherogenics, Inc.	80,337
57,400	@	Endo Pharmaceuticals Holdings, Inc.	1,868,370
33,700	@	Express Scripts, Inc.	2,544,013
73,000	@, L	ImClone Systems, Inc.	2,067,360
227,000	@, L	Pharmacyclics, Inc.	1,103,220
44,000	@, L	Pharmion Corp.	948,200
24,000	@, L	Rigel Pharmaceuticals, Inc.	246,480

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals (continued)
18,700	@, L	Sepracor, Inc.	$905,828
9,200	@, L	Zymogenetics, Inc.	155,204
			20,569,819

		Real Estate Investment Trusts: 4.3%
46,500		American Financial Realty Trust	518,940
37,100		Annaly Capital Management, Inc.	487,494
65,100		Anthracite Capital, Inc.	837,186
100,600	L	General Growth Properties, Inc.	4,793,590
210,500		Gramercy Capital Corp.	5,306,705
93,815		Host Hotels & Resorts, Inc.	2,151,178
36,100		LaSalle Hotel Properties	1,564,574
98,800		MFA Mortgage Investments, Inc.	736,060
20,400		SL Green Realty Corp.	2,278,680
			18,674,407

		Retail: 2.6%
36,987	@, L	Autonation, Inc.	773,028
12,900	@	California Pizza Kitchen, Inc.	386,097
32,500	@, L	Cheesecake Factory	883,675
19,800	@, L	Citi Trends, Inc.	683,298
63,700	@, L	J Crew Group, Inc.	1,915,459
228,200	@, L	Restoration Hardware, Inc.	1,978,494
147,400		Stage Stores, Inc.	4,324,716
19,800	L	Williams-Sonoma, Inc.	641,322
			11,586,089

		Savings & Loans: 1.3%
113,600	@, L	Franklin Bank Corp.	2,258,368
246,400	L	Hudson City Bancorp., Inc.	3,264,800
			5,523,168

		Semiconductors: 7.4%
162,500	@, L	Altera Corp.	2,986,750
212,500	@, L	AMIS Holdings, Inc.	2,016,625
738,600	@	Applied Micro Circuits Corp.	2,134,554
293,300	@, L	Fairchild Semiconductor International, Inc.	5,484,710
307,900	@, L	International Rectifier Corp.	10,727,236
45,500		KLA-Tencor Corp	2,023,385
207,000	@, L	ON Semiconductor Corp.	1,217,160
260,200	@, L	PMC - Sierra, Inc.	1,545,588
129,900	@, L	Teradyne, Inc.	1,709,484
111,900	L	Xilinx, Inc.	2,456,205
			32,301,697

		Software: 0.7%
51,500	@, L	Cerner Corp.	2,338,100
86,700	@	Compuware Corp.	675,393
44,200	@, L	SCO Group, Inc.	89,726
			3,103,219
		Telecommunications: 3.5%
42,700	@	American Tower Corp.	1,558,550
73,800	@, L	Atheros Communications, Inc.	1,337,994
328,400	@, L	EMS Technologies, Inc.	6,167,351
880,900	@, L	JDS Uniphase Corp.	1,929,171
938,000	@	MDU Communications International, Inc.	694,120
262,000	@, L	Novatel Wireless, Inc.	2,523,060
125,300	@, L	Qwest Communications International, Inc.	1,092,616
			15,302,862

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Transportation: 0.2%
90,000	@	RailAmerica, Inc.	$982,800
			982,800

		Total Common Stock
		(Cost $385,151,201)	430,211,565

Principal Amount			Value

SHORT-TERM INVESTMENTS: 30.6%

	U.S. Government Agency Obligations: 1.8%
$8,031,000	Federal Home Loan Bank, 4.500%, due 10/02/06		$8,028,992

	Total U.S. Government Agency Obligations
	(Cost $8,028,992)		8,028,992

	Securities Lending CollateralCC: 28.8%
126,140,603	The Bank of New York Institutional Cash Reserve Fund		126,140,603

	Total Securities Lending Collateral
	(Cost $126,140,603)		126,140,603

	Total Short-Term Investments
	(Cost $134,169,595)		134,169,595

	Total Investments in Securities
	(Cost $519,320,796)*	128.6%	$564,381,160
	Other Assets and Liabilities — Net	(28.6)	(125,591,370)
	Net Assets	100.0%	$438,789,790

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $519,455,005.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$66,975,876
	Gross Unrealized Depreciation	(22,049,721)
	Net Unrealized Appreciation	$44,926,155

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.1%

		Advertising: 0.9%
73,200	@, L	Getty Images, Inc.	$3,636,576
16,000	L	Omnicom Group	1,497,600
			5,134,176
		Aerospace/Defense: 1.5%
136,700		United Technologies Corp.	8,659,945
			8,659,945
		Agriculture: 1.5%
117,100		Altria Group, Inc.	8,964,005
			8,964,005
		Apparel: 0.4%
112,312	@, L	Hanesbrands, Inc.	2,528,143
			2,528,143
		Auto Manufacturers: 0.4%
65,100	L	General Motors Corp.	2,165,226
			2,165,226
		Auto Parts & Equipment: 0.3%
21,100		Johnson Controls, Inc.	1,513,714
			1,513,714
		Banks: 2.8%
63,500		Fifth Third Bancorp.	2,418,080
88,800		Wachovia Corp.	4,955,040
251,600		Wells Fargo & Co.	9,102,888
			16,476,008
		Beverages: 1.9%
30,100		Anheuser-Busch Cos., Inc.	1,430,051
53,400		Coca-Cola Co.	2,385,912
111,800		PepsiCo, Inc.	7,296,068
			11,112,031
		Biotechnology: 0.5%
14,300	@	Amgen, Inc.	1,022,879
176,200	@, L	Millennium Pharmaceuticals, Inc.	1,753,190
			2,776,069
		Building Materials: 1.0%
139,400	L	American Standard Cos., Inc.	5,850,618
			5,850,618
		Chemicals: 2.0%
72,300		Dow Chemical Co.	2,818,254
16,000	L	EI DuPont de Nemours & Co.	685,440
174,100	@, L	Huntsman Corp.	3,168,620
69,700	@@	Methanex Corp.	1,696,498
41,400	@@	Nova Chemicals Corp.	1,271,394
15,600	@@	Potash Corp. of Saskatchewan	1,625,364
12,500	L	Rohm & Haas Co.	591,875
			11,857,445

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Coal: 0.1%
16,600		Arch Coal, Inc.	$479,906
			479,906
		Commercial Services: 0.6%
44,100		McKesson Corp.	2,324,952
24,200		Paychex, Inc.	891,770
			3,216,722
		Computers: 4.4%
68,900	@, L	Affiliated Computer Services, Inc.	3,573,154
136,800	@, L	Dell, Inc.	3,124,512
41,500		Hewlett-Packard Co.	1,522,635
60,700	@, @@	Qimonda AG ADR	1,031,900
153,800	@, L	Sandisk Corp.	8,234,452
164,100	@, L	Seagate Technology, Inc.	3,789,069
808,800	@, L	Sun Microsystems, Inc.	4,019,736
			25,295,458
		Cosmetics/Personal Care: 0.5%
92,800		Avon Products, Inc.	2,845,248
			2,845,248
		Diversified Financial Services: 8.1%
58,300	@, L	AmeriCredit Corp.	1,456,917
23,600	L	Capital One Financial Corp.	1,856,376
144,200		Fannie Mae	8,062,222
101,400		Freddie Mac	6,725,862
7,400		Goldman Sachs Group, Inc.	1,251,858
25,100	L	IndyMac Bancorp., Inc.	1,033,116
202,360		JPMorgan Chase & Co.	9,502,826
331,900		SLM Corp.	17,252,162
			47,141,339
		Electric: 1.3%
143,200	@	AES Corp.	2,919,848
98,000	@, L	CMS Energy Corp.	1,415,120
24,500	L	Exelon Corp.	1,483,230
72,000		MDU Resources Group, Inc.	1,608,480
			7,426,678
		Electrical Components & Equipment: 0.3%
20,800		Emerson Electric Co.	1,744,288
			1,744,288
		Electronics: 1.8%
22,933	@	Agilent Technologies, Inc.	749,680
463,800	@, @@, L	Flextronics International Ltd.	5,862,432
82,700	L	Jabil Circuit, Inc.	2,362,739
33,500	@, L	Thermo Electron Corp.	1,317,555
			10,292,406
		Engineering & Construction: 1.4%
103,700	L	Fluor Corp.	7,973,493
			7,973,493
		Food: 2.5%
53,500		Campbell Soup Co.	1,952,750
131,800	L	Kraft Foods, Inc.	4,699,988
263,300		Sara Lee Corp.	4,231,231
59,100		Sysco Corp.	1,976,895
70,600	@@	Unilever NV	1,732,524
			14,593,388

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Forest Products & Paper: 0.3%
55,600	L	International Paper Co.	$1,925,428
			1,925,428
		Healthcare — Products: 1.5%
117,100		Baxter International, Inc.	5,323,366
72,700		Medtronic, Inc.	3,376,188
			8,699,554
		Healthcare — Services: 2.4%
52,000	@	DaVita, Inc.	3,009,240
39,800	@, L	Lincare Holdings, Inc.	1,378,672
25,300	@	Triad Hospitals, Inc.	1,113,959
79,200		UnitedHealth Group, Inc.	3,896,640
56,100	@	WellPoint, Inc.	4,322,505
			13,721,016
		Home Builders: 0.1%
14,100	L	Lennar Corp.	638,025
			638,025
		Household Products/Wares: 0.2%
41,100	@, L	Jarden Corp.	1,355,067
			1,355,067
		Insurance: 3.1%
28,600		Aflac, Inc.	1,308,736
79,500		American International Group, Inc.	5,267,670
52	@	Berkshire Hathaway, Inc.	4,981,600
10,500		Hartford Financial Services Group, Inc.	910,875
137,400		Marsh & McLennan Cos., Inc.	3,867,810
22,300	@@, L	XL Capital Ltd.	1,532,010
			17,868,701
		Internet: 2.4%
140,800	@, L	eBay, Inc.	3,993,088
19,736	@	Google, Inc.	7,931,898
89,500	@, L	Yahoo!, Inc.	2,262,560
			14,187,546
		Leisure Time: 0.2%
19,100	L	Carnival Corp.	898,273
			898,273
		Lodging: 0.9%
55,200	@, L	Las Vegas Sands Corp.	3,772,920
28,400		Starwood Hotels & Resorts Worldwide, Inc.	1,624,196
			5,397,116
		Media: 2.4%
40,782	L	Cablevision Systems Corp.	926,159
57,300		CBS Corp. - Class B	1,614,141
76,400		Clear Channel Communications, Inc.	2,204,140
53,000	@, L	Comcast Corp.	1,953,050
60,450		Time Warner, Inc.	1,102,004
33,400	@, L	Viacom Inc. - Class B	1,241,812
165,700		Walt Disney Co.	5,121,787
			14,163,093

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Mining: 1.6%
172,600		Alcoa, Inc.	$4,839,704
83,900	@@	Barrick Gold Corp.	2,577,408
42,700	L	Newmont Mining Corp.	1,825,425
			9,242,537
		Miscellaneous Manufacturing: 6.0%
25,500	@	Cooper Industries Ltd.	2,173,110
88,100		Danaher Corp.	6,049,827
513,800		General Electric Co.	18,137,140
105,200		Illinois Tool Works, Inc.	4,723,480
80,200		Leggett & Platt, Inc.	2,007,406
17,500	@@, L	Siemens AG ADR	1,524,250
			34,615,213
		Oil & Gas: 3.8%
25,500		Anadarko Petroleum Corp.	1,117,665
40,832		Chevron Corp.	2,648,364
15,800		EOG Resources, Inc.	1,027,790
53,400		ExxonMobil Corp.	3,583,140
20,900	@	Plains Exploration & Production Co.	896,819
146,900	@@, L	Royal Dutch Shell PLC ADR - Class A	9,710,090
26,053	@@, L	Royal Dutch Shell PLC ADR - Class B	1,781,504
14,300	@, L	Transocean, Inc.	1,047,189
			21,812,561
		Oil & Gas Services: 3.3%
48,900		Baker Hughes, Inc.	3,334,980
75,500		BJ Services Co.	2,274,815
66,400	L	Halliburton Co.	1,889,080
122,000	L	Schlumberger Ltd.	7,567,660
103,600	@, L	Weatherford International Ltd.	4,322,192
			19,388,727
		Pharmaceuticals: 10.4%
60,900		Allergan, Inc.	6,857,949
260,700	@@, L	AstraZeneca PLC ADR	16,293,750
22,900	L	Eli Lilly & Co.	1,305,300
39,400	@	Endo Pharmaceuticals Holdings, Inc.	1,282,470
385,400	@	Forest Laboratories, Inc.	19,505,094
49,100	@, L	ImClone Systems, Inc.	1,390,512
56,600	@	Medco Health Solutions, Inc.	3,402,226
119,600		Pfizer, Inc.	3,391,856
37,100	@, L	Sepracor, Inc.	1,797,124
158,700	@@, L	Teva Pharmaceutical Industries Ltd. ADR	5,410,083
			60,636,364
		Pipelines: 0.2%
11,057		Kinder Morgan, Inc.	1,159,326
			1,159,326
		Real Estate Investment Trusts: 0.2%
18,100	L	General Growth Properties, Inc.	862,465
17,386		Host Hotels & Resorts, Inc.	398,661
			1,261,126
		Retail: 4.9%
33,300	@, L	Cheesecake Factory	905,427
122,000	@, L	Dollar Tree Stores, Inc.	3,777,120
25,800		Home Depot, Inc.	935,766
408,400		Lowe’s Cos., Inc.	11,459,704
36,500		McDonald’s Corp.	1,427,880
160,200	L	Target Corp.	8,851,050

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
37,700	L	Williams-Sonoma, Inc.	$1,221,103
			28,578,050
		Savings & Loans: 2.9%
37,400		Golden West Financial Corp.	2,889,150
283,500	L	Hudson City Bancorp., Inc.	3,756,375
236,600	L	Washington Mutual, Inc.	10,285,002
			16,930,527
		Semiconductors: 7.3%
345,800	@, L	Altera Corp.	6,355,804
446,200	L	Applied Materials, Inc.	7,911,126
55,600	@, @@, L	ASML Holding NV	1,294,368
75,900	@, @@, L	ATI Technologies, Inc.	1,628,055
107,500	@, L	Fairchild Semiconductor International, Inc.	2,010,250
334,400		Intel Corp.	6,878,608
93,600	@, L	International Rectifier Corp.	3,261,024
151,100		KLA-Tencor Corp	6,719,417
61,200	L	Linear Technology Corp.	1,904,544
201,000		Xilinx, Inc.	4,411,950
			42,375,146
		Software: 3.9%
23,500		Automatic Data Processing, Inc.	1,112,490
164,500	@	Compuware Corp.	1,281,455
594,600		Microsoft Corp.	16,250,418
81,000	@@, L	SAP AG ADR	4,009,500
			22,653,863
		Telecommunications: 5.8%
32,400	@, L	American Tower Corp.	1,182,600
48,900	L	AT&T, Inc.	1,592,184
572,300	@	Cisco Systems, Inc.	13,162,900
181,500	@, L	Corning, Inc.	4,430,415
60,700		Motorola, Inc.	1,517,500
25,300		Qualcomm, Inc.	919,655
153,200	@, L	Qwest Communications International, Inc.	1,335,904
306,850		Sprint Nextel Corp.	5,262,478
113,700		Verizon Communications, Inc.	4,221,681
			33,625,317
		Transportation: 1.1%
86,200	L	United Parcel Service, Inc.	6,201,228
			6,201,228

		Total Common Stock
		(Cost $485,175,609)	575,380,110

Principal Amount		Value

SHORT-TERM INVESTMENTS: 23.7%

	U.S. Government Agency Obligations: 0.9%
$5,016,000	Federal Home Loan Bank, 4.500%, due 10/02/06	$5,014,746

	Total U.S. Government Agency Obligations
	(Cost $5,014,746)	5,014,746

	Securities Lending CollateralCC: 22.8%
132,360,520	The Bank of New York Institutional Cash Reserve Fund	132,360,520

	Total Securities Lending Collateral
	(Cost $132,360,520)	132,360,520

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

	Total Short-Term Investments
	(Cost $137,375,266)		137,375,266

	Total Investments in Securities (Cost $622,550,875)*	122.8%	$712,755,376
	Other Assets and Liabilities — Net	(22.8)	(132,128,813)
	Net Assets	100.0%	$580,626,563

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $624,082,977.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$99,584,896
Gross Unrealized Depreciation	(10,912,497)
Net Unrealized Appreciation	$88,672,399

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.3%

		Aerospace/Defense: 1.7%
2,700		Curtiss-Wright Corp.	$81,945
7,100	@	Esterline Technologies Corp.	239,696
2,800	@	Moog, Inc.	97,048
1,600	@	Sequa Corp.	150,176
7,700		Triumph Group, Inc.	326,095
			894,960
		Agriculture: 0.3%
4,300		Universal Corp.	157,079
			157,079
		Airlines: 2.0%
8,000	@	Alaska Air Group, Inc.	304,320
26,800	@	Mesa Air Group, Inc.	207,968
17,900	@	Republic Airways Holdings, Inc.	277,808
10,700		Skywest, Inc.	262,364
			1,052,460
		Apparel: 1.2%
12,000		Kellwood Co.	345,960
5,600	@	Perry Ellis International, Inc.	172,928
2,200		Phillips-Van Heusen	91,894
			610,782
		Auto Parts & Equipment: 1.6%
19,700		ArvinMeritor, Inc.	280,528
14,200	@	Commercial Vehicle Group, Inc.	273,492
4,700		Lear Corp.	97,290
10,300		Superior Industries International	172,937
			824,247
		Banks: 5.3%
1,100		Alabama National Bancorp.	75,075
1,900		Cathay General Bancorp.	68,590
2,000		Central Pacific Financial Corp.	73,160
3,100		Chittenden Corp.	88,939
2,900		Citizens Banking Corp.	76,154
19,500		Corus Bankshares, Inc.	436,020
1,400		First Community Bancorp., Inc.	78,330
2,100		First Midwest Bancorp., Inc.	79,569
6,000		FirstMerit Corp.	139,020
4,800		FNB Corp.	79,968
3,300		Greater Bay Bancorp.	93,093
8,500		Irwin Financial Corp.	166,260
3,200		Old National Bancorp.	61,120
3,400		Pacific Capital Bancorp.	91,698
2,200		Provident Bankshares Corp.	81,510
3,900		Susquehanna Bancshares, Inc.	95,316
1,800		Texas Regional Bancshares, Inc.	69,210
1,800		Trustmark Corp.	56,574
2,300		UMB Financial Corp.	84,111
27,500		Umpqua Holdings Corp.	786,500
			2,780,217

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Biotechnology: 0.3%
4,600	@	Applera Corp. - Celera Genomics Group	$64,032
1,500	@	Bio-Rad Laboratories, Inc.	106,095
			170,127
		Chemicals: 1.2%
4,200		HB Fuller Co.	98,448
4,600	@@	Innospec, Inc.	136,620
1,500		Minerals Technologies, Inc.	80,100
2,500	@	OM Group, Inc.	109,850
10,400		Sensient Technologies Corp.	203,528
			628,546
		Commercial Services: 1.7%
1,900		Banta Corp.	90,440
1,700	@	Dollar Thrifty Automotive Group	75,769
12,500	@	PHH Corp.	342,500
5,400	@	Rent-A-Center, Inc.	158,166
32,000	@	Spherion Corp.	228,800
			895,675
		Computers: 2.4%
21,700		Agilysys, Inc.	304,668
7,200	@	BISYS Group, Inc.	78,192
40,400	@	Ciber, Inc.	267,852
3,700	@	Electronics for Imaging	84,656
2,600		Imation Corp.	104,390
5,100	@	Palm, Inc.	74,256
4,700	@	Perot Systems Corp.	64,813
63,600	@	Silicon Storage Technology, Inc.	262,032
			1,240,859
		Distribution/Wholesale: 0.3%
3,000		Owens & Minor, Inc.	98,670
1,500	@	United Stationers, Inc.	69,765
			168,435
		Diversified Financial Services: 2.3%
17,800		CharterMac	355,288
11,100		Friedman Billings Ramsey Group, Inc.	89,133
7,100	@	Knight Capital Group, Inc.	129,220
9,900	@	Piper Jaffray Cos.	600,138
			1,173,779
		Electric: 5.4%
1,800		Allete, Inc.	78,210
30,500	@	Aquila, Inc.	132,065
13,500		Avista Corp.	319,680
9,500		Black Hills Corp.	319,295
5,800		CH Energy Group, Inc.	298,526
3,800		Cleco Corp.	95,912
6,400		Duquesne Light Holdings, Inc.	125,824
3,500	@	El Paso Electric Co.	78,190
12,300		Empire District Electric Co.	275,274
3,500		Idacorp, Inc.	132,335
2,500		NorthWestern Corp.	87,450
14,200		PNM Resources, Inc.	391,494
2,600		Unisource Energy Corp.	86,658
17,300		Westar Energy, Inc.	406,723
			2,827,636
		Electrical Components & Equipment: 0.2%
3,200		Belden Cdt, Inc.	122,336
			122,336

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electronics: 0.6%
3,800	@	Benchmark Electronics, Inc.	$102,144
17,700	@	Zygo Corp.	225,675
			327,819
		Engineering & Construction: 0.5%
2,200	@	EMCOR Group, Inc.	120,648
1,900		Washington Group International, Inc.	111,834
			232,482
		Entertainment: 0.3%
4,500	@	Steinway Musical Instruments	126,000
			126,000
		Environmental Control: 0.8%
14,300		Metal Management, Inc.	398,112
			398,112
		Equity Funds: 1.4%
10,000		iShares Russell 2000 Value Index Fund	737,500
			737,500
		Food: 3.5%
12,600	@	Hain Celestial Group, Inc.	322,056
4,800		Ingles Markets, Inc.	126,624
12,000	@	M&F Worldwide Corp.	176,400
8,200	@	Performance Food Group Co.	230,338
3,000		Pilgrim’s Pride Corp.	82,050
12,800		Premium Standard Farms, Inc.	243,840
1,900	@	Ralcorp Holdings, Inc.	91,637
3,000		Ruddick Corp.	78,090
100		Seaboard Corp.	120,500
9,600	@	TreeHouse Foods, Inc.	227,040
3,100		Weis Markets, Inc.	123,380
			1,821,955
		Forest Products & Paper: 0.2%
4,100		Bowater, Inc.	84,337
			84,337
		Gas: 2.4%
8,500		Laclede Group, Inc.	272,680
1,900		New Jersey Resources Corp.	93,670
2,900		Nicor, Inc.	124,004
2,000		Northwest Natural Gas Co.	78,560
2,700		Peoples Energy Corp.	109,755
5,600		Piedmont Natural Gas Co.	141,736
2,900		Southwest Gas Corp.	96,628
11,100		WGL Holdings, Inc.	347,874
			1,264,907
		Healthcare — Products: 0.3%
2,200	@	Inverness Medical Innovations, Inc.	76,472
4,000		Steris Corp.	96,240
			172,712
		Healthcare — Services: 0.6%
3,200	@	AMERIGROUP Corp.	94,560
1,500	@	Genesis HealthCare Corp.	71,445
2,500	@	Kindred Healthcare, Inc.	74,325
1,600	@	Magellan Health Services, Inc.	68,160
			308,490

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Home Builders: 0.2%
2,700	@	Hovnanian Enterprises, Inc.	$79,218
			79,218
		Home Furnishings: 0.9%
17,500		Furniture Brands International, Inc.	333,200
9,870		Hooker Furniture Corp.	144,694
			477,894
		Household Products/Wares: 0.6%
14,100		American Greetings Corp.	325,992
			325,992
		Insurance: 8.9%
14,800		21st Century Insurance Group	221,260
4,300	@	American Physicians Capital, Inc.	208,034
8,400	@	Argonaut Group, Inc.	260,652
3,600		Baldwin & Lyons, Inc.	87,192
4,000		Commerce Group, Inc.	120,200
2,750		Delphi Financial Group	109,670
4,700		Donegal Group, Inc.	95,034
7,000		EMC Insurance Group, Inc.	201,880
5,000		FBL Financial Group, Inc.	167,350
5,500	@	Fpic Insurance Group, Inc.	217,855
11,700		Horace Mann Educators Corp.	224,991
4,700		Infinity Property & Casualty Corp.	193,311
6,000		Landamerica Financial Group, Inc.	394,740
21,000	@	Meadowbrook Insurance Group, Inc.	236,460
300		National Western Life Insurance Co.	68,967
5,300		NYMAGIC, Inc.	168,010
9,700		Ohio Casualty Corp.	250,939
20,500		Phoenix Cos., Inc.	287,000
7,500		Presidential Life Corp.	167,775
2,300	@	ProAssurance Corp.	113,344
1,700		RLI Corp.	86,343
17,200	@	SeaBright Insurance Holdings, Inc.	240,284
2,100		Selective Insurance Group	110,481
6,500	@	Triad Guaranty, Inc.	332,605
2,700		Zenith National Insurance Corp.	107,703
			4,672,080
		Internet: 0.8%
6,800	@	Avocent Corp.	204,816
10,300	@	Earthlink, Inc.	74,881
13,900	@	TIBCO Software, Inc.	124,822
			404,519
		Investment Companies: 1.4%
19,100		Apollo Investment Corp.	391,741
6,621		Medallion Financial Corp.	73,030
17,300		NGP Capital Resources Co.	252,407
			717,178
		Iron/Steel: 3.0%
2,100		Cleveland-Cliffs, Inc.	80,031
14,600		Gibraltar Industries, Inc.	323,828
8,500		Olympic Steel, Inc.	211,310
15,600		Ryerson, Inc.	341,484
12,500		Schnitzer Steel Industries, Inc.	394,250
11,700		Steel Technologies, Inc.	229,671
			1,580,574

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Leisure Time: 0.8%
6,000		Callaway Golf Co.	$78,660
29,200	@	K2, Inc.	342,516
			421,176
		Lodging: 0.1%
1,100	@	Gaylord Entertainment Co.	48,235
			48,235
		Machinery — Diversified: 1.0%
18,200		Briggs & Stratton Corp.	501,410
			501,410
		Media: 1.2%
6,800		Belo Corp.	107,508
23,700	@	Cox Radio, Inc.	363,795
3,400		Lee Enterprises, Inc.	85,816
2,900	@	Scholastic Corp.	90,335
			647,454
		Metal Fabricate/Hardware: 0.3%
2,200		Quanex Corp.	66,770
5,500		Worthington Industries	93,830
			160,600
		Mining: 0.8%
43,600		USEC, Inc.	420,304
			420,304
		Miscellaneous Manufacturing: 1.3%
2,600		Aptargroup, Inc.	132,288
11,100	@	EnPro Industries, Inc.	333,666
5,100		Lancaster Colony Corp.	228,276
			694,230
		Office/Business Equipment: 0.9%
35,000		IKON Office Solutions, Inc.	470,400
			470,400
		Oil & Gas: 3.5%
8,600	@	Callon Petroleum Co.	116,616
10,100	@	Edge Petroleum Corp.	166,347
3,800	@	Encore Acquisition Co.	92,492
700	@	Giant Industries, Inc.	56,840
2,100	@	Houston Exploration Co.	115,815
71,400	@	Meridian Resource Corp.	218,484
42,000	@	Parker Drilling Co.	297,360
23,200	@	PetroHawk Energy Corp.	240,816
2,000	@	Stone Energy Corp.	80,960
2,400	@	Swift Energy Co.	100,368
8,700	@	Whiting Petroleum Corp.	348,870
			1,834,968
		Oil & Gas Services: 0.6%
5,700	@	Hanover Compressor Co.	103,854
2,100	@	Lone Star Technologies	101,598
2,200	@	Universal Compression Holdings, Inc.	117,590
			323,042

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Packaging & Containers: 0.2%
1,200		Greif, Inc.	$96,132
			96,132
		Pharmaceuticals: 1.7%
18,100		Alpharma, Inc.	423,359
19,500	@	Bradley Pharmaceuticals, Inc.	310,440
2,800	@	NBTY, Inc.	81,956
5,300		Perrigo Co.	89,941
			905,696
		Real Estate Investment Trusts: 13.0%
800		Alexandria Real Estate Equities, Inc.	75,040
9,500		American Financial Realty Trust	106,020
3,400		American Home Mortgage Investment Corp.	118,558
26,100		Anthracite Capital, Inc.	335,646
8,700		Arbor Realty Trust, Inc.	222,372
29,500		Ashford Hospitality Trust, Inc.	351,935
3,200		BioMed Realty Trust, Inc.	97,088
200		Crescent Real Estate EQT Co.	4,362
15,400		Deerfield Triarc Capital Corp.	201,894
5,300		DiamondRock Hospitality Co.	88,033
2,000		Entertainment Properties Trust	98,640
3,900		FelCor Lodging Trust, Inc.	78,195
23,500		Fieldstone Investment Corp.	205,155
2,900		First Industrial Realty Trust, Inc.	127,600
3,500		Healthcare Realty Trust, Inc.	134,435
2,100		Heritage Property Investment Trust	76,566
3,500		Highwoods Properties, Inc.	130,235
38,100		IMPAC Mortgage Holdings, Inc.	356,997
18,000		KKR Financial Corp.	441,720
2,500		LaSalle Hotel Properties	108,350
3,900		Lexington Corporate Properties Trust	82,602
4,700		National Retail Properties, Inc.	101,520
4,700		Nationwide Health Properties, Inc.	125,678
13,500		Newcastle Investment Corp.	370,035
27,200		NorthStar Realty Finance Corp.	345,440
2,400		Novastar Financial, Inc.	70,056
2,700		Pennsylvania Real Estate Investment Trust	114,939
1,900		Post Properties, Inc.	90,288
9,100		RAIT Investment Trust	262,535
6,100		Realty Income Corp.	150,731
4,600		Redwood Trust, Inc.	231,702
4,700		Senior Housing Properties Trust	100,298
29,900		Spirit Finance Corp.	347,139
5,400		Strategic Hotel Capital, Inc.	107,352
4,300		Sunstone Hotel Investors, Inc.	127,796
19,900		Trustreet Properties, Inc.	248,949
16,400		Windrose Medical Properties Trust	289,952
22,100		Winston Hotels, Inc.	272,272
			6,798,125
		Retail: 5.8%
9,900		Asbury Automotive Group, Inc.	203,940
6,300	@	Big Lots, Inc.	124,803
2,300		Bob Evans Farms, Inc.	69,644
4,800		Borders Group, Inc.	97,920
3,300		Casey’s General Stores, Inc.	73,491
1,400		Group 1 Automotive, Inc.	69,860
17,200	@	Insight Enterprises, Inc.	354,492
1,400	@	Jack in the Box, Inc.	73,052
11,400		Landry’s Restaurants, Inc.	343,710

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
10,400		Lithia Motors, Inc.	$257,088
4,500	@	Payless Shoesource, Inc.	112,050
2,300		Regis Corp.	82,455
12,400	@	Smart & Final, Inc.	211,668
18,000		Sonic Automotive, Inc.	415,620
14,700		Stage Stores, Inc.	431,298
4,800	@	Zale Corp.	133,152
			3,054,243
		Savings & Loans: 5.8%
14,100		Bankunited Financial Corp.	367,587
4,200		Downey Financial Corp.	279,468
27,900		First Niagara Financial Group, Inc.	406,782
7,200	@	FirstFed Financial Corp.	408,384
11,600		Flagstar Bancorp., Inc.	168,780
2,800		ITLA Capital Corp.	150,528
8,200		MAF Bancorp., Inc.	338,578
32,300		Partners Trust Financial Group, Inc.	345,933
18,800		Provident Financial Services, Inc.	347,988
13,800		Willow Grove Bancorp., Inc.	216,108
			3,030,136
		Semiconductors: 1.1%
5,800	@	Brooks Automation, Inc.	75,690
9,400	@	Entegris, Inc.	102,554
19,100	@	MKS Instruments, Inc.	387,921
			566,165
		Software: 1.0%
2,800	@	Avid Technology, Inc.	101,976
3,200	@	Progress Software Corp.	83,200
6,300	@	Sybase, Inc.	152,712
8,300	@	SYNNEX Corp.	190,983
			528,871
		Telecommunications: 4.3%
18,600	@	3Com Corp.	82,026
23,900	@	Andrew Corp.	220,597
8,900		Black Box Corp.	346,388
20,700	@	Cincinnati Bell, Inc.	99,774
10,900		CT Communications, Inc.	236,748
11,400	@@	Golden Telecom, Inc.	344,850
22,300	@	Premier Global Services, Inc.	193,564
93,600	@	Sycamore Networks, Inc.	353,808
40,300	@	Utstarcom, Inc.	357,461
			2,235,216
		Textiles: 0.6%
8,900		G&K Services, Inc.	324,227
			324,227
		Toys/Games/Hobbies: 0.6%
18,700	@	Jakks Pacific, Inc.	333,421
			333,421
		Transportation: 1.2%
1,500		Arkansas Best Corp.	64,545
7,400	@	PHI, Inc.	225,478
26,200	@	RailAmerica, Inc.	286,104
3,800		Werner Enterprises, Inc.	71,098
			647,225

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares		Value

	Trucking & Leasing: 0.2%
4,700	Interpool, Inc.	$105,562
		105,562
	Total Common Stock
	(Cost $50,964,796)	51,425,745

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 1.5%

		Repurchase Agreements: 1.5%
$803,000		Morgan Stanley Repurchase Agreement dated, 09/29/06, 5.300%, due 10/02/06, $803,355 to be received upon repurchase (Colaterallized by $820,000 Federal National Mortage Association, 3.750%, Market Value plus accrued interest $823,592, due 05/17/07)		$803,000

		Total Short-Term Investments
		(Cost $803,000)		803,000

		Total Investments in Securities
		(Cost $51,767,796)*	99.8%	$52,228,745
		Other Assets and Liabilities — Net	0.2	80,878
		Net Assets	100.0%	$52,309,623

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $52,080,175.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,105,714
		Gross Unrealized Depreciation		(1,957,144)
		Net Unrealized Appreciation		$148,570

PORTFOLIO OF INVESTMENTS
ING Eagle Asset Capital Appreciation Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 94.5%

		Advertising: 3.2%
60,410		Omnicom Group	$5,654,376
			5,654,376
		Aerospace/Defense: 2.4%
67,920		United Technologies Corp.	4,302,732
			4,302,732
		Banks: 5.3%
53,460		Bank of America Corp.	2,863,852
119,230		Wachovia Corp.	6,653,034
			9,516,886
		Beverages: 3.1%
124,420		Coca-Cola Co.	5,559,086
			5,559,086
		Computers: 2.9%
437,520	@	EMC Corp.	5,241,490
			5,241,490
		Diversified Financial Services: 9.5%
67,390		American Express Co.	3,779,231
112,160		Citigroup, Inc.	5,570,987
85,390		Freddie Mac	5,663,919
11,300		Goldman Sachs Group, Inc.	1,911,621
			16,925,758
		Electric: 2.1%
48,220		Dominion Resources, Inc.	3,688,348
			3,688,348
		Environmental Control: 2.0%
96,360		Waste Management, Inc.	3,534,485
			3,534,485
		Healthcare — Products: 9.9%
138,750		Baxter International, Inc.	6,307,575
88,180		Johnson & Johnson	5,726,409
84,890	@, L	Zimmer Holdings, Inc.	5,730,075
			17,764,059
		Healthcare — Services: 3.2%
113,460	L	HCA, Inc.	5,660,519
			5,660,519
		Household Products/Wares: 2.1%
56,810		Kimberly-Clark Corp.	3,713,102
			3,713,102
		Housewares: 2.0%
127,890		Newell Rubbermaid, Inc.	3,621,845
			3,621,845
		Insurance: 2.9%
39,870		American International Group, Inc.	2,641,786
106,660		Progressive Corp.	2,617,436
			5,259,222

PORTFOLIO OF INVESTMENTS
ING Eagle Asset Capital Appreciation Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media: 6.7%
176,260	@, L	CBS Corp. - Class B	$6,553,347
296,620		Time Warner, Inc.	5,407,383
			11,960,730
		Miscellaneous Manufacturing: 7.9%
201,300		General Electric Co.	7,105,890
251,960	@@, L	Tyco International Ltd.	7,052,360
			14,158,250
		Pharmaceuticals: 4.6%
153,020		Pfizer, Inc.	4,339,647
74,910		Wyeth	3,808,424
			8,148,071
		Retail: 6.0%
120,500		CVS Corp.	3,870,460
100,790		McDonald’s Corp.	3,942,905
58,680		Wal-Mart Stores, Inc.	2,894,098
			10,707,463
		Semiconductors: 4.2%
206,500	L	Applied Materials, Inc.	3,661,245
189,450		Intel Corp.	3,896,987
			7,558,232
		Software: 7.7%
325,730		Microsoft Corp.	8,902,201
276,310	@	Oracle Corp.	4,901,739
			13,803,940
		Telecommunications: 6.8%
131,520	@	Cisco Systems, Inc.	3,024,960
252,190	@@	Nokia OYJ ADR	4,965,621
238,840		Sprint Nextel Corp.	4,096,106
			12,086,687
		Total Common Stock
		(Cost $150,106,295)	168,865,281

Principal Amount		Value

SHORT - TERM INVESTMENTS: 19.5%

	U. S. Government Agency Obligations: 4.9%
$8,793,801	Federal Home Loan Bank, 4.500%, due 10/02/06	$8,793,801
	Total U.S. Government Agency Obligations
	(Cost $8,793,801)	8,793,801

	Securities Lending CollateralCC: 14.6%
26,073,845	The Bank of New York Institutional Cash Reserves Fund	26,073,845

	Total Securities Lending Collateral
	(Cost $26,073,845)	26,073,845

	Total Short-Term Investments
	(Cost $34,867,646)	$34,867,646

PORTFOLIO OF INVESTMENTS
ING Eagle Asset Capital Appreciation Portfolio	as of September 30, 2006 (Unaudited) (continued)

	Total Investments in Securities
	(Cost $184,973,941)*	114.0%	$203,732,927
	Other Assets and Liabilities — Net	(14.0)	(25,084,611)
	Net Assets	100.0%	$178,648,316

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $185,272,329.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$20,979,751
	Gross Unrealized Depreciation		(2,519,153)
	Net Unrealized Appreciation		$18,460,598

			PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio			as of September 30, 2006 (Unaudited)

Principal Amount			Value

CORPORATE BONDS/NOTES: 25.4%

		Banks: 1.9%
$2,500,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	$2,509,215
			2,509,215

		Commercial Services: 2.2%
2,800,000	C	Tulane University of Louisiana, 6.205%, due 11/15/12	2,814,000
			2,814,000

		Diversified Financial Services: 4.0%
2,265,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	2,213,960
3,000,000	#, C	ZFS Finance USA Trust I, 6.540%, due 12/15/65	3,020,400
			5,234,360

		Electric: 2.3%
3,000,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	2,937,864
			2,937,864

		Environmental Control: 1.9%
2,500,000	#	Oakmont Asset Trust, 4.514%, due 12/22/08	2,441,040
			2,441,040

		Gas: 1.9%
2,500,000		Southern Union Co., 6.150%, due 08/16/08	2,518,393
			2,518,393

		Insurance: 1.5%
2,000,000	@@, #	Nippon Life Insurance, 4.875%, due 08/09/10	1,962,192
			1,962,192

		Media: 4.3%
2,500,000	C	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	2,628,900
3,000,000	#, C	COX Enterprises, Inc., 4.375%, due 05/01/08	2,944,728
			5,573,628

		Real Estate: 1.6%
2,000,000	C	Duke Realty LP, 5.625%, due 08/15/11	2,015,408
			2,015,408

		Telecommunications: 1.8%
2,500,000	@@, C	Telecom Italia Capital SA, 4.000%, due 01/15/10	2,370,560
			2,370,560

		Transportation: 2.0%
2,500,000	C	Union Pacific Corp., 7.375%, due 09/15/09	2,634,565
			2,634,565

		Total Corporate Bonds/Notes
		(Cost $32,917,236)	33,011,225

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.3%

		Federal National Mortgage Association: 9.3%
7,325,000	C	5.400%, due 11/30/07	7,325,652
19,031,581	^	Interest STRIP, 5.500%, due 01/25/36	4,755,584

		Total U.S. Government Agency Obligations
		(Cost $12,600,361)	12,081,236

			PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio			as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 0.4%

		U.S. Treasury Bonds: 0.2%
$200,000		4.875%, due 08/15/16	$203,844
			203,844

		U.S. Treasury Notes: 0.2%
300,000		4.625%, due 08/31/11	300,422
			300,422

		Total U.S. Treasury Obligations
		(Cost $496,935)	504,266

ASSET-BACKED SECURITIES: 8.9%

		Automobile Asset — Backed Securities: 2.9%
1,295,000	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	1,280,703
1,428,331	C	Chase Manhattan Auto Owner Trust, 2.780%, due 06/15/10	1,404,591
1,083,191	C	Morgan Stanley Auto Loan Trust, 3.240%, due 03/15/12	1,062,220
			3,747,514

		Home Equity Asset — Backed Securities: 3.9%
5,000,000	C	GSAA Trust, 6.040%, due 07/25/36	5,064,845
			5,064,845

		Other Asset — Backed Securities: 2.1%
2,804,964	#	Option One Mortgage Securities Corp., 7.142%, due 07/25/36	2,800,195
			2,800,195

		Total Asset-Backed Securities
		(Cost $11,548,977)	11,612,554

COLLATERALIZED MORTGAGE OBLIGATIONS: 42.2%

5,969,607	C	Bank of America Alternative Loan Trust, 5.788%, due 05/25/35	5,986,618
5,935,609	C	Bear Stearns Asset Backed Securities, Inc., 5.710%, due 06/25/36	5,966,213
5,630,816	C	Countrywide Alternative Loan Trust, 6.024%, due 09/25/36	5,646,315
5,791,261	C	Credit Suisse Mortgage Capital Certificates, 6.000%, due 08/25/36	5,791,261
5,917,261	C	Prime Mortgage Trust, 5.824%, due 02/25/35	5,908,647
4,000,000	C	Wamu Alternative Mortgage Pass-Through Certificates, 5.750%, due 10/25/36	3,997,200
5,612,844	C	Wamu Alternative Mortgage Pass-Through Certificates, 5.930%, due 07/25/36	5,616,954
5,000,000	+, C	Wamu Alternative Mortgage Pass-Through Certificates, 6.081%, due 09/25/36	5,011,268
4,471,723	C	Washington Mutual, Inc., 5.677%, due 05/25/46	4,471,723
575,456	C	Residential Funding Mortgage Security I, 5.730%, due 04/25/18	577,232
5,902,793	C	Residential Funding Mortgage Security I, 6.000%, due 06/25/36	5,925,332

		Total Collateralized Mortgage Obligations
		(Cost $54,786,660)	54,898,763

Shares		Value

COMMON STOCK: 5.2%

	Investment Companies: 5.2%
50,000	SPDR Trust Series 1	$6,679,000

	Total Common Stock
	(Cost $6,301,250)	6,679,000

	Total Long-Term Investments
	(Cost $118,651,419)	118,787,044

		PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio		as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 8.2%

		Treasury Bills: 5.6%
$7,312,000		United States Treasury Bill, 4.710%, due 10/26/06		$7,287,229

		Total U.S. Treasury Bills
		(Cost $7,287,754)		7,287,229

		Repurchase Agreement: 2.6%
3,411,000		Morgan Stanley Repurchase Agreement dated, 09/29/06, 5.300%, due 10/02/06, $3,412,507 to be received upon repurchase (Collateralized by $3,465,000 Federal National Mortgage Association, 3.750%, Market Value plus accrued interest $3,480,177, due 05/17/07).		3,411,000

		Total Repurchase Agreement
		(Cost $3,411,000)		3,411,000

		Total Short-Term Investments
		(Cost $10,698,754)		10,698,229

		Total Investments in Securities
		(Cost $129,350,173)*	99.6%	$129,485,273
		Other Assets and Liabilities — Net	0.4	494,545
		Net Assets	100.0%	$129,979,818

	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	^	Interest Only (IO) Security
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$698,076
		Gross Unrealized Depreciation		(562,976)
		Net Unrealized Appreciation		$135,100

ING EquitiesPlus Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
S&P 500	100	$33,635,000	12/14/06	$872,050
S&P 500 E-Mini	1,316	88,527,320	12/15/06	2,497,110
				$3,369,160

ING Equities Plus Portfolio Interest Rate Swap Agreements Outstanding as of September 30, 2006:

			NOTIONAL	UNREALIZED
	TERMINATION		PRINCIPAL	APPRECIATION/
	DATE		AMOUNT	(DEPRECIATION)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.11% Counterparty: UBS AG	9/25/08	USD	3,500,000	$864

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.235% Counterparty: UBS AG	8/24/09	USD	5,500,000	(23,270)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.246% Counterparty: UBS AG	8/30/09	USD	5,500,000	25,291

				$2,885

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.1%

		Biotechnology: 19.8%
4,690	@	Alexion Pharmaceuticals, Inc.	$159,366
81,080	@	Amgen, Inc.	5,799,652
43,603	@	Arena Pharmaceuticals, Inc.	522,364
26,051	@	Ariad Pharmaceuticals, Inc.	113,582
99,660	@	Arqule, Inc.	419,569
20,436	@	Bio-Rad Laboratories, Inc.	1,445,438
50,000	@	BioCryst Pharmaceuticals, Inc.	623,500
87,431	@	Biogen Idec, Inc.	3,906,417
47,235	@	Celgene Corp.	2,045,276
76,222	@	Cotherix, Inc.	538,127
63,596	@	Genentech, Inc.	5,259,389
65,000	@, @@	Genmab A/S	2,707,119
28,765	@	Genzyme Corp.	1,940,775
50,000	@	Geron Corp.	313,500
107,945	@	Human Genome Sciences, Inc.	1,245,685
60,052	@	ICos. Corp.	1,504,903
156,224	@	Incyte, Corp.	660,828
64,663	@	Martek Biosciences Corp.	1,390,901
91,755	@	Medimmune, Inc.	2,680,164
30,000	@	Millennium Pharmaceuticals, Inc.	298,500
34,163	@	Myogen, Inc.	1,198,438
58,859	@	Nektar Therapeutics	848,158
117,468	@	Oscient Pharmaceuticals, Corp.	120,992
32,988	@	PDL BioPharma, Inc.	633,370
85,000	@	Regeneron Pharmaceuticals, Inc.	1,333,650
17,461	@	Seattle Genetics, Inc.	84,860
42,797	@	Tercica, Inc.	228,108
14,564	@	Vertex Pharmaceuticals, Inc.	490,079
			38,512,710
		Chemicals: 2.2%
43,881	@@	Bayer AG	2,229,540
13,185		Sigma-Aldrich Corp.	997,709
7,000	@, @@	Syngenta AG	1,055,485
			4,282,734
		Electronics: 1.0%
55,500		Applera Corp. - Applied Biosystems Group	1,837,605
			1,837,605
		Healthcare - Products: 13.8%
50,946		Bausch & Lomb, Inc.	2,553,923
25,118		Baxter International, Inc.	1,141,864
55,251		Biomet, Inc.	1,778,530
36,506	@	Cepheid, Inc.	263,573
32,795	@	Cyberonics	574,896
98,784		Johnson & Johnson	6,415,033
12,922	@	Kinetic Concepts, Inc.	406,526
8,885	@	Kyphon, Inc.	332,477
31,809		Medtronic, Inc.	1,477,210
174,274	@@	Smith & Nephew PLC	1,597,576
175,243	@, @@	Sorin S.p.A.	310,400
79,360	@	St. Jude Medical, Inc.	2,800,614
13,571		Vital Signs, Inc.	768,254
161,547	@	Wright Medical Group, Inc.	3,917,515

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Healthcare — Products (continued)
37,066	@	Zimmer Holdings, Inc.	$2,501,955
			26,840,346
		Healthcare — Services: 9.2%
15,904		Aetna, Inc.	629,003
20,777	@@	Fresenius AG	3,630,941
6,629	@@	Fresenius Medical Care AG & Co. KGaA	860,179
65,200		HCA, Inc.	3,252,828
15,354		Manor Care, Inc.	802,707
45,900		Quest Diagnostics	2,807,244
77,131	@	WellPoint, Inc.	5,942,944
			17,925,846
		Insurance: 1.1%
19,018		Cigna Corp.	2,212,174
			2,212,174
		Miscellaneous Manufacturing: 1.3%
87,053	@@	Tyco International Ltd.	2,436,613
			2,436,613
		Pharmaceuticals: 49.4%
146,721		Abbott Laboratories	7,124,772
30,014	@	Adolor, Corp.	416,294
49,670	@	Alkermes, Inc.	787,270
18,216		Alpharma, Inc.	426,072
50,803	@	Andrx Corp.	1,241,117
73,100	@, @@	Angiotech Pharmaceuticals, Inc.	641,087
81,081	@@	AstraZeneca PLC	5,064,177
50,250	@	Atherogenics, Inc.	661,793
30,102	@	AVANIR Pharmaceuticals	208,306
38,910	@	BioMarin Pharmaceuticals, Inc.	553,689
134,918		Bristol-Myers Squibb Co.	3,362,157
11,500		Caremark Rx, Inc.	651,705
93,200	@@	Chugai Pharmaceutical Co., Ltd.	2,005,563
62,266	@	Cubist Pharmaceuticals, Inc.	1,353,663
29,000	@	CV Therapeutics, Inc.	323,060
84,060	@@	Daiichi Sankyo Co., Ltd.	2,380,875
20,303	@	Dov Pharmaceutical, Inc.	18,273
13,411	@	Dyax, Corp.	44,659
32,419	@, @@	Elan Corp. PLC ADR	498,604
52,108		Eli Lilly & Co.	2,970,156
91,900	@@	GlaxoSmithKline PLC ADR	4,891,837
40,240	@	Hospira, Inc.	1,539,985
23,050	@	ImClone Systems, Inc.	652,776
97,300	@	Insmed, Inc.	132,328
85,976	@@	Ipsen	3,369,392
4,740	@	Kos Pharmaceuticals, Inc.	234,251
82,615	@	Medarex, Inc.	887,285
78,983		Merck & Co., Inc.	3,309,388
26,004	@@	Merck KGaA	2,744,458
20,000	@	MGI Pharma, Inc.	344,200
27,924		Mylan Laboratories	562,110
9,404	@	Neurocrine Biosciences, Inc.	101,093
83,843	@@	Novartis AG ADR	4,899,785
40,000	@@	Novo-Nordisk A/S	2,976,476
54,071	@	NPS Pharmaceuticals, Inc.	206,011
84,071	@	OSI Pharmaceuticals, Inc.	3,155,185
55,124	@	Par Pharmaceutical Cos., Inc.	1,005,462
205,700		Pfizer, Inc.	5,833,652
40,000	@	Pharmion Corp.	862,000
73,964	@, @@	QLT, Inc.	562,126

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Pharmaceuticals (continued)
28,200	@@	Roche Holding AG		$4,872,034
31,275	@@	Sanofi-Aventis ADR		1,390,799
244,183		Schering-Plough Corp.		5,394,002
35,092	@	Sepracor, Inc.		1,699,856
108,018	@	Tanox, Inc.		1,276,773
26,223	@, @@	Taro Pharmaceuticals Industries		348,766
30,000	@	Theravance, Inc.		811,200
101,327	@	Trimeris, Inc.		891,678
19,590	@	United Therapeutics Corp.		1,029,259
60,000		Valeant Pharmaceuticals International		1,186,800
119,149	@	Valera Pharmaceuticals, Inc.		763,745
23,506	@	Viropharma, Inc.		286,068
26,992	@	Watson Pharmaceuticals, Inc.		706,381
101,177		Wyeth		5,143,839
77,100	@	Zymogenetics, Inc.		1,300,677
				96,104,969
		Retail: 1.3%
79,376		CVS Corp.		2,549,555
				2,549,555
		Total Common Stock
		(Cost $178,859,919)		192,702,552

Principal Amount				Value

SHORT - TERM INVESTMENTS: 2.2%

		U. S. Government Agency Obligations: 2.2%
$4,360,910		Federal Home Loan Bank, 4.500%, due 10/02/06		$4,360,910

		Total U.S. Government Agency Obligations
		(Cost $4,360,910)		4,360,910

		Total Investments in Securities
		(Cost $183,220,829)*	101.3%	$197,063,462
		Other Assets and Liabilities — Net	(1.3)	(2,550,523)
		Net Assets	100.0%	$194,512,939

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $184,397,832.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$21,322,510
	Gross Unrealized Depreciation	(8,656,880)
	Net Unrealized Appreciation	$12,665,630

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK:98.5%

		Advertising: 2.7%
56,629		Omnicom Group	$5,300,474
			5,300,474
		Beverages: 2.7%
118,837		Coca-Cola Co.	5,309,637
			5,309,637
		Biotechnology: 6.0%
106,987	@	Amgen, Inc.	7,652,780
91,936	@	Biogen Idec, Inc.	4,107,700
			11,760,480
		Commercial Services: 3.1%
121,950	@	Apollo Group, Inc.	6,004,818
			6,004,818
		Computers: 9.2%
83,106	@	Affiliated Computer Services, Inc.	4,309,877
254,914	@	Dell, Inc.	5,822,236
135,350	@	Lexmark International, Inc.	7,804,281
			17,936,394
		Cosmetics/Personal Care: 2.4%
75,553		Procter & Gamble Co.	4,682,775
			4,682,775
		Diversified Financial Services: 3.7%
106,000		Citigroup, Inc.	5,265,020
19,200		Legg Mason, Inc.	1,936,512
			7,201,532
		Healthcare — Products: 9.4%
34,651		Johnson & Johnson	2,250,236
106,571		Medtronic, Inc.	4,949,157
159,154	@	St. Jude Medical, Inc.	5,616,545
80,462	@	Zimmer Holdings, Inc.	5,431,185
			18,247,123
		Insurance: 2.7%
183,681		Marsh & McLennan Cos., Inc.	5,170,620
			5,170,620
		Internet: 10.1%
230,532	@	Amazon.com, Inc.	7,404,688
236,636	@	eBay, Inc.	6,710,997
13,965	@	Google, Inc.	5,612,534
			19,728,219
		Leisure Time: 1.2%
50,443		Carnival Corp.	2,372,334
			2,372,334
		Miscellaneous Manufacturing: 5.5%
104,768		Pall Corp.	3,227,902
266,896	@@	Tyco International Ltd.	7,470,419
			10,698,321

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Oil & Gas: 1.8%
28,550		Chevron Corp.		$1,851,753
28,574		ConocoPhillips		1,701,010
				3,552,763
		Pharmaceuticals: 6.2%
87,948		Abbott Laboratories		4,270,755
217,118		Bristol-Myers Squibb Co.		5,410,581
87,343		Pfizer, Inc.		2,477,047
				12,158,383
		Retail: 10.2%
59,409		Best Buy Co., Inc.		3,181,946
157,075	@	Chico’s FAS, Inc.		3,381,825
162,525		OSI Restaurant Partners, Inc.		5,153,668
31,613		Target Corp.		1,746,618
131,256		Wal-Mart Stores, Inc.		6,473,546
				19,937,603
		Semiconductors: 7.8%
394,728	@	Altera Corp.		7,255,101
230,045		Intel Corp.		4,732,026
25,521		KLA-Tencor Corp		1,134,919
65,521		Texas Instruments, Inc.		2,178,573
				15,300,619
		Software: 9.0%
45,130		Automatic Data Processing, Inc.		2,136,454
262,506		Microsoft Corp.		7,174,289
458,692	@	Oracle Corp.		8,137,196
				17,447,939
		Telecommunications: 4.8%
251,420	@	Cisco Systems, Inc.		5,782,660
99,162		Qualcomm, Inc.		3,604,539
				9,387,199
		Total Common Stock
		(Cost $189,721,642)		192,197,233

Principal Amount				Value

SHORT-TERM INVESTMENTS: 1.2%

		U. S. Government Agency Obligations: 1.2%
$2,292,427		Federal Home Loan Bank, 4.500%, due 10/02/06		$2,292,427

		Total U.S. Government Agency Obligations
		(Cost $2,292,427)

		Total Investments in Securities
		(Cost $192,014,069)*	99.7%	$194,489,660
		Other Assets and Liabilities — Net	0.3	550,847
		Net Assets	100.0%	$195,040,507

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $192,056,594.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,254,070
	Gross Unrealized Depreciation	(7,821,004)
	Net Unrealized Appreciation	$2,433,066

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCKS: 91.7%

		Advertising: 0.8%
14,000	@@	Clear Media Ltd.	$15,634
18,800	@, L	Getty Images, Inc.	933,984
53,700		Omnicom Group	5,026,320
5,100	@@	Trader Classified Media NV	8,211
			5,984,149
		Aerospace/Defense: 0.6%
18,300	@, L	Alliant Techsystems, Inc.	1,483,398
121,000	@@	CAE, Inc.	1,031,653
60,310	@	Esterline Technologies Corp.	2,036,066
			4,551,117
		Agriculture: 0.2%
3,600		Alico, Inc.	210,636
26,100		Archer-Daniels-Midland Co.	988,668
84,800	@, @@	Saskatchewan Wheat Pool	534,102
			1,733,406
		Airlines: 0.8%
100,900	@, @@	ACE Aviation Holdings, Inc.	3,119,753
57,656	@	Alaska Air Group, Inc.	2,193,234
26,600	@, @@	Tam SA ADR	848,540
			6,161,527
		Apparel: 1.7%
596,000	@@	Asics Corp.	7,774,192
4,300	@@	Billabong International Ltd.	46,922
56,000	@, L	CROCS, Inc.	1,901,200
28	@	Deckers Outdoor Corp.	1,325
295,000	@@	Ports Design Ltd.	454,127
36,000	@, L	Skechers USA, Inc.	846,360
151,294	@@	Ted Baker PLC	1,400,578
155,200	@@	Yue Yuen Industrial Holdings	481,782
			12,906,486
		Auto Manufacturers: 0.1%
313	@@	Hyundai Motor Co.	26,769
54,406	@@	Tata Motors Ltd.	1,019,926
			1,046,695
		Auto Parts & Equipment: 0.4%
7,300	@@, L	Autoliv, Inc.	402,303
73,575	@, L	Fuel Systems Solutions, Inc.	935,874
7,705,000	@@	Geely Automobile Holdings Ltd.	909,833
370,000	@@	New Focus Auto Tech Holdings Ltd.	94,511
28,000	@@	Showa Corp.	507,313
28,000		Titan International, Inc.	506,240
			3,356,074
		Banks: 1.2%
206,151	@@	Allahabad Bank	397,857
17,300	@@, L	Banco Itau Holding Financeira SA ADR	519,000
31,600		Bank of America Corp.	1,692,812
137,100	@@	Bank of Baroda	861,166
181,000	@@	Bank of Fukuoka Ltd.	1,330,528

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
122,000	@@	Hiroshima Bank Ltd.	$720,123
400	@@, L	ICICI Bank Ltd. ADR	12,284
151,000	@@	Juroku Bank Ltd.	897,278
105,000	@@	Keiyo Bank Ltd.	590,049
4,300	L	PrivateBancorp, Inc.	196,596
30,326	@@	Punjab National Bank	346,694
10,789	@@	State Bank of India Ltd.	241,380
89,000	@@	Sumitomo Trust & Banking Co., Ltd.	933,514
336,020	@, @@	UCO Bank	166,106
3,000	@@, L	Uniao de Bancos Brasileiros SA ADR	222,000
			9,127,387
		Beverages: 0.1%
3,300	@@	Fomento Economico Mexicano SA de CV ADR	319,902
103	@, L	Green Mountain Coffee Roasters, Inc.	3,790
38,000	@@	Grupo Modelo SA	165,874
5,185	@, L	Jones Soda Co.	46,406
			535,972
		Biotechnology: 2.6%
1,100	@	Bio-Rad Laboratories, Inc.	77,803
93,521	@, L	BioCryst Pharmaceuticals, Inc.	1,166,207
28,300	@	Biogen Idec, Inc.	1,264,444
165,352	@	Harvard Bioscience, Inc.	744,084
1,000	@, L	Human Genome Sciences, Inc.	11,540
42,770	@, L	Invitrogen Corp.	2,712,046
46,100	@, L	Millipore Corp.	2,825,930
682,000	@, @@, L	Qiagen NV	10,802,880
13,200	@, L	Sirna Therapeutics, Inc.	73,524
			19,678,458
		Building Materials: 0.1%
14,300		Eagle Materials, Inc.	481,624
			481,624
		Chemicals: 3.5%
20,700	@@	Agrium, Inc.	558,693
16,500	@@, L	Agrium, Inc.	445,806
206,391		Airgas, Inc.	7,465,162
63,500		Albemarle Corp.	3,449,955
40,416	@@	Asian Paints Ltd.	594,742
153,000	L	Ecolab, Inc.	6,551,460
40,700	@@	JSR Corp.	897,412
27,200		Praxair, Inc.	1,609,152
385,000	@@	Tokuyama Corp.	5,149,638
5,800		Valhi, Inc.	134,850
			26,856,870
		Coal: 0.5%
2,900	@, L	Alpha Natural Resources, Inc.	45,704
45,200	L	Arch Coal, Inc.	1,306,732
72,204		Consol Energy, Inc.	2,291,033
			3,643,469
		Commercial Services: 1.4%
13,700	@, L	ChoicePoint, Inc.	490,460
60,800		Equifax, Inc.	2,231,968
89,840	@	Hewitt Associates, Inc.	2,179,518
22,200	@, @@	Icon Plc ADR	1,566,876
56,900	@@	Intertek Group PLC	832,018
22,887	L	ITT Educational Services, Inc.	1,517,408
50,359	@, L	Parexel International Corp.	1,666,379

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
4,400	@, L	PRA International	$117,436
3,500	@, L	Quanta Services, Inc.	59,010
48,000	@@	Raffles Education Corp., Ltd.	76,733
			10,737,806
		Computers: 1.3%
75,849	@	Apple Computer, Inc.	5,842,648
17,100	@	Cognizant Technology Solutions Corp.	1,266,426
42,700	@, L	Manhattan Associates, Inc.	1,030,778
660,500	@@	Northgate Information Solutions PLC	1,002,562
89,200	@@	Oberthur Card Systems SA	533,761
1,200	@, @@, L	Xyratex Ltd.	22,872
			9,699,047
		Cosmetics/Personal Care: 0.3%
30,700		Avon Products, Inc.	941,262
6,400	@@, #	Kalina ADR	312,000
111	@@	Kose Corp.	3,583
18,700	@@	Natura Cosmeticos SA	229,633
41,900	@@	Shiseido Co., Ltd. ADR	837,539
			2,324,017
		Distribution/Wholesale: 1.5%
169,901	L	CDW Corp.	10,479,494
15,900	L	Fastenal Co.	613,263
13,200	L	Pool Corp.	508,200
			11,600,957
		Diversified Financial Services: 2.9%
27,910		Advanta Corp.	948,103
25,000	L	Advanta Corp.	922,500
19,000		AG Edwards, Inc.	1,012,320
101,000	L	AllianceBernstein Holding LP	6,967,990
83,200		Ameriprise Financial, Inc.	3,902,080
100,400	@@	Azimut Holding S.p.A.	1,146,303
400		Blackrock, Inc.	59,600
4,232	L	CapitalSource, Inc.	109,270
25,000	@	IntercontinentalExchange, Inc.	1,876,750
26,300	@@	Korea Investment Holdings Co., Ltd.	1,137,131
196,000	@@	Marusan Securities Co., Ltd.	2,641,083
22,300	@@	TSX Group, Inc.	977,988
			21,701,118
		Electric: 0.9%
281,701	@	AES Corp.	5,743,883
22,500	L	Black Hills Corp.	756,225
			6,500,108
		Electrical Components & Equipment: 0.2%
30,100		Molex, Inc.	1,172,997
41,600	@	Solar Integrated Technologies, Inc.	21,030
			1,194,027
		Electronics: 4.3%
49,500	L	Badger Meter, Inc.	1,246,905
2,100	@	Coherent, Inc.	72,786
4,200	@, L	Cymer, Inc.	184,422
17,700		Fisher Scientific International, Inc.	1,384,848
950	@@	HON HAI Precision Industry Co., Ltd	5,782
14,500	@@	Ibiden Co., Ltd.	766,425
5,481	@	II-VI, Inc.	136,587
34,000	@, L	Itron, Inc.	1,897,200

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electronics (continued)
207,300	@	Kemet Corp.	$1,672,911
110,800	@, @@	Mettler Toledo International, Inc.	7,329,420
40,000	@@	Nippon Electric Glass Co., Ltd.	882,493
692		Symbol Technologies, Inc.	10,283
393,500	@, L	Thermo Electron Corp.	15,476,355
3,300	@, L	Vishay Intertechnology, Inc.	46,332
32,600	@	Waters Corp.	1,476,128
			32,588,877
		Energy — Alternate Sources: 0.5%
65,900	@@	Solarworld AG	3,617,865
			3,617,865
		Engineering & Construction: 0.9%
20,700	L	Fluor Corp.	1,591,623
5,250	@@	GS Engineering & Construction Corp.	367,182
55,044	@@	IVRCL Infrastructures & Projects Ltd.	304,342
28,900		Jacobs Engineering Group, Inc.	2,159,697
562,600	@@	Multiplex Group	1,474,335
15,211	@, L	Shaw Group, Inc.	359,588
38,000	@@	Taihei Dengyo Kaisha Ltd.	241,292
			6,498,059
		Environmental Control: 0.0%
106,000	@@	Bio-Treat Technology Ltd.	46,928
2,060	@@	Woongjin Coway Co., Ltd.	50,191
			97,119
		Food: 2.7%
76,883		Corn Products International, Inc.	2,501,773
8,600	@@	Daikokutenbussan Co., Ltd.	197,014
50,880	@@	Groupe Danone	7,135,661
8,600	@@, L	Groupe Danone ADR	254,732
2,577,400	@@	Heng Tai Consumables Group Ltd.	215,212
1,600	@@	Iaws Group PLC	29,749
2,978,500	@@	Indofood Sukses Makmur Tbk PT	403,017
80	@@	Lindt & Spruengli AG	1,906,478
35,200		McCormick & Co., Inc.	1,336,896
35,300	@@	Metro AG	2,056,716
89,551	@, L	Performance Food Group Co.	2,515,488
522		Seaboard Corp.	629,010
40,300	@@	Valor Co., Ltd.	699,158
5,600	@@, #, L	Wimm-Bill-Dann Foods OJSC ADR	249,312
			20,130,216
		Forest Products & Paper: 0.3%
600	@, @@	International Forest Products	3,570
1,184,000	@@	Lee & Man Paper Manufacturing Ltd.	2,218,824
116,300	@, @@	Sino-Forest Corp.	444,286
			2,666,680
		Gas: 0.6%
89,500	L	AGL Resources, Inc.	3,266,750
1,310,000	@@	Xinao Gas Holdings Ltd.	1,343,815
			4,610,565
		Hand/Machine Tools: 0.2%
27,500	L	Stanley Works	1,370,875
			1,370,875
		Healthcare — Products: 2.7%
25,630	L	Beckman Coulter, Inc.	1,475,263

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Healthcare — Products (continued)
24,200		CR Bard, Inc.	$1,815,000
24,900	@, L	Edwards Lifesciences Corp.	1,160,091
9,750	@, L	Endocare, Inc.	19,500
3,712,000	@@	Hengan International Group Co., Ltd.	7,966,732
3,200	@, L	Idexx Laboratories, Inc.	291,648
69,600	@, L	Immucor, Inc.	1,559,736
74,600		Johnson & Johnson	4,844,524
51,300		Oakley, Inc.	874,665
11,638		Vital Signs, Inc.	658,827
			20,665,986
		Healthcare — Services: 2.3%
62,200		Brookdale Senior Living, Inc.	2,887,324
67,000	@, L	Covance, Inc.	4,447,460
33,800	@	Humana, Inc.	2,233,842
39,000	@	Lincare Holdings, Inc.	1,350,960
193,700	@	Res-Care, Inc.	3,891,433
148,784	@, L	Symbion, Inc.	2,731,674
			17,542,693
		Holding Companies — Diversified: 0.1%
233,000	@@	NWS Holdings Ltd.	482,709
			482,709
		Home Builders: 0.2%
109,000	@@	Sekisui House Ltd.	1,649,874
100	@, L	Toll Brothers, Inc.	2,808
			1,652,682
		Home Furnishings: 0.3%
55,100	L	American Woodmark Corp.	1,856,319
80,300	@@	Lewis Group Ltd.	489,027
			2,345,346
		Insurance: 3.5%
47,900	@@	Admiral Group PLC	743,142
129,978		Aflac, Inc.	5,947,793
43,600		American International Group, Inc.	2,888,936
197,300	L	Assurant, Inc.	10,537,793
121,600	@@	Milano Assicurazioni S.p.A.	900,385
315,000	@@	Ping An Insurance Group Co. of China Ltd.	1,130,349
70,300		Progressive Corp.	1,725,162
8,300		Protective Life Corp.	379,725
51,600		Reinsurance Group Of America	2,679,588
1,058	@	Universal American Financial Corp.	17,002
			26,949,875
		Internet: 2.1%
16,800	@, L	Akamai Technologies, Inc.	839,832
825	@, L	Alloy, Inc.	9,743
605,544	@	Art Technology Group, Inc.	1,550,193
410,235	@	Emdeon Corp.	4,803,852
236,728	@	Harris Interactive, Inc.	1,444,041
7,500	@@	Iliad SA	538,894
122,044	@	RealNetworks, Inc.	1,294,887
209,000	@@	Tencent Holdings Ltd.	480,488
10,251	@, L	Trizetto Group	155,200
51,600	@, L	Valueclick, Inc.	956,664
21,600	@, L	VeriSign, Inc.	436,320
85,717	@, L	WebEx Communications, Inc.	3,344,677
			15,854,791

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Iron/Steel: 0.6%
102,100	@, L	AK Steel Holding Corp.	$1,239,494
25,800		Nucor Corp.	1,276,842
38,000		United States Steel Corp.	2,191,840
			4,708,176
		Leisure Time: 0.3%
281,200	@@	Fu Sheng Industrial Co., Ltd.	263,565
61,000	@@	Giant Manufacturing Co., Ltd.	96,003
8,500		Harley-Davidson, Inc.	533,375
23,200	@@	Trigano SA	1,044,926
			1,937,869
		Lodging: 0.1%
11,500	@@	Accor SA	782,700
			782,700
		Machinery — Construction & Mining: 0.2%
38,700		Joy Global, Inc.	1,455,507
			1,455,507
		Machinery — Diversified: 5.0%
794,603	@, L	AGCO Corp.	20,143,186
108,300		Deere & Co.	9,087,453
75,000	@, L	Flowserve Corp.	3,794,250
200	@@	Krones AG	26,632
13,100	@@	MAN AG	1,104,633
1,311,000	@@	MMI Holding Ltd.	819,882
47,722		Rockwell Automation, Inc.	2,772,648
			37,748,684
		Media: 0.3%
30,400	@@	Astral Media, Inc.	1,094,427
152,037	@, L	Radio One, Inc.	950,231
			2,044,658
		Metal Fabricate/Hardware: 0.1%
160,000	@@	Unisteel Technology Ltd.	206,252
9,500		Valmont Industries, Inc.	496,375
			702,627
		Mining: 8.3%
274,300	@@	Agnico-Eagle Mines Ltd.	8,538,959
52,500	@@, L	Agnico-Eagle Mines Ltd.	1,625,609
14,000	@@	Barrick Gold Corp.	430,080
40,800	@, @@	Bema Gold Corp.	180,744
61,900	@, @@	Bema Gold Corp. (U.S. Denominated Security)	272,465
16,000	@@	Cameco Corp.	583,028
130,746	@, L	Century Aluminum Co.	4,399,603
54,000	@@	Cia de Minas Buenaventura SA ADR	1,458,000
128,700	@, @@	Eldorado Gold Corp.	558,439
43,700	@@, L	Eldorado Gold Corp.	190,095
543,500	@, @@, #	Equinox Minerals Ltd.	675,880
522,800	@, @@	Eurozinc Mining Corp.	1,244,149
141,700	L	Freeport-McMoRan Copper & Gold, Inc.	7,546,942
173,400	@	Golden Star Resources Ltd.	468,502
59,700	@@	Harmony Gold Mining Co., Ltd.	771,963
441,400	@, @@	High River Gold Mines Ltd.	880,628
187,500	@@	Iamgold Corp.	1,585,216
298,000	@, @@	Kinross Gold Corp.	3,730,960
997,100	@, @@	Kinross Gold Corp. (U.S. Denominated Security)	12,479,919
233,400		Newmont Mining Corp.	9,977,850

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Mining (continued)
19,200		Phelps Dodge Corp.	$1,626,240
1,500		Royal Gold, Inc.	40,695
31,900	@@, #	Teck Cominco Ltd.	1,997,763
196,700	@@	Zinifex Ltd.	1,718,813
			62,982,542
		Miscellaneous Manufacturing: 3.6%
2,266	@, L	Ceradyne, Inc.	93,110
45,714	@	Cooper Industries Ltd.	3,895,747
34,400		Crane Co.	1,437,920
33,300		Dover Corp.	1,579,752
108,600		General Electric Co.	3,833,580
172,900		Harsco Corp.	13,425,685
25,100		Leggett & Platt, Inc.	628,253
85,400		Pentair, Inc.	2,236,626
9,600		Roper Industries, Inc.	429,504
			27,560,177

		Oil & Gas: 5.4%
133,900	@, L	Aurora Oil & Gas Corp.	409,734
20,200		Cabot Oil & Gas Corp.	968,186
18,100	@@	Canadian Natural Resources Ltd.	824,884
47,200	@, L	Carrizo Oil & Gas, Inc.	1,217,288
5,300	L	ENSCO International, Inc.	232,299
23,746	@, L	Exploration Co. of Delaware, Inc.	227,249
44,800	@, L	Forest Oil Corp.	1,415,232
74,600		Frontier Oil Corp.	1,982,868
42,300	@, L	GlobalSantaFe Corp.	2,114,577
96,800	L	Hess Corp.	4,009,456
44,400	@, L	Houston Exploration Co.	2,448,660
209,280	@, L	Noble Corp.	13,431,590
29,100	L	Noble Energy, Inc.	1,326,669
387,576	@, L	Parker Drilling Co.	2,744,038
19,200	@, L	Pride International, Inc.	526,464
11,500		Sunoco, Inc.	715,185
24,000		Tesoro Petroleum Corp.	1,391,520
25,800	@, L	Transocean, Inc.	1,889,334
55,000	@	Ultra Petroleum Corp.	2,646,050
6,480		Valero Energy Corp.	333,526
			40,854,809

		Oil & Gas Services: 7.9%
35,200		BJ Services Co.	1,060,576
172,600	@, L	Cameron International Corp.	8,338,306
21,200	L	CARBO Ceramics, Inc.	763,836
121,400	@	Core Laboratories NV	7,745,320
38,500	@	FMC Technologies, Inc.	2,067,450
503,988	@	Global Industries Ltd.	7,842,053
112,000	@	Grant Prideco, Inc.	4,259,360
41,200	@	Helix Energy Solutions Group, Inc.	1,376,080
383,800	@@	Pason Systems, Inc.	5,418,353
312,200		Smith International, Inc.	12,113,360
173,300	@	Superior Energy Services	4,550,858
74,700	@	W-H Energy Services, Inc.	3,097,809
33,534	@	Weatherford International Ltd.	1,399,038
			60,032,399

		Packaging & Containers: 0.3%
58,800	@	Crown Holdings, Inc.	1,093,680
38,400	@	Pactiv Corp.	1,091,328
			2,185,008

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals: 2.7%
14,492		Allergan, Inc.	$1,631,944
13,700	@, L	Alnylam Pharmaceuticals, Inc.	197,417
48,400	@, L	BioMarin Pharmaceuticals, Inc.	688,732
20,945		Caremark Rx, Inc.	1,186,953
74,207	@, L	Connetics Corp.	808,856
12,400	@@, L	Dr. Reddy’s Laboratories Ltd. ADR	196,168
220,000	@, L	Endo Pharmaceuticals Holdings, Inc.	7,161,000
49,700	@	Forest Laboratories, Inc.	2,515,317
130,500	@, L	NBTY, Inc.	3,819,735
16,130	@, L	New River Pharmaceuticals, Inc.	415,025
56,200	@	VCA Antech, Inc.	2,026,572
			20,647,719

		Real Estate: 1.5%
43,700	@@	Aeon Mall Co., Ltd.	2,313,183
25,700	@@	British Land Co. PLC	655,601
213,000	@@	CapitaLand Ltd.	675,455
11,300	@@	Daito Trust Construction Co., Ltd.	613,776
21,200	@@	Derwent Valley Holdings PLC	724,080
158,000	@@	Hopewell Holdings	449,948
832,777	@@	Kerry Properties Ltd.	3,045,345
5,000	@@	Mitsui Fudosan Co., Ltd.	113,712
28,800	@@	Nihon Eslead Corp.	867,423
56	@@	NTT Urban Development Corp.	448,427
34,000	@@	Shun TAK Holdings Ltd.	39,986
126,000	@@	Tokyu Land Corp.	1,195,992
900		WP Carey & Co., LLC	24,759
			11,167,687

		Real Estate Investment Trusts: 0.4%
1,600	L	Developers Diversified Realty Corp.	89,216
18,800	L	Equity Residential	950,904
19,000	L	General Growth Properties, Inc.	905,350
20,900	L	Weingarten Realty Investors	899,118
			2,844,588

		Retail: 3.4%
27,100	@@	ASKUL Corp.	529,907
68,600	@, L	Build-A-Bear Workshop, Inc.	1,562,022
100,900	@	Chico’s FAS, Inc.	2,172,377
615,300	@@	DSG International PLC	2,519,342
20,400	@, L	DSW, Inc.	642,600
52,500	@	GameStop Corp.	2,347,275
39,300	@@	Inditex SA	1,832,959
91,320	@@	Jumbo SA	1,385,239
258,500	@@	Lifestyle International Holdings Ltd.	510,828
13,700	@@	Lojas Renner SA	793,911
160,500	@@	Mitra Adiperkasa Tbk PT	17,375
49,400	L	Nordstrom, Inc.	2,089,620
406	@@	Pantaloon Retail India Ltd.	16,647
8,100	@@	Plant Co., Ltd.	29,140
16,059	@, L	Red Robin Gourmet Burgers, Inc.	740,480
10,700	@@	Ryohin Keikaku Co., Ltd.	757,546
22,248	@@	Shoppers’ Stop Ltd.	279,936
144,224	@, L	Sonic Corp.	3,260,905
41,900	@@	St Marc Holdings Co., Ltd.	2,680,807
27,700		Tiffany & Co.	919,640
2,100	@, L	Under Armour, Inc.	84,042
6,800	@@	Yamada Denki Co., Ltd.	682,841
			25,855,439

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Semiconductors: 1.8%
63,370	@, L	Altera Corp.	$1,164,741
200,000	@, @@, L	ASML Holding NV	4,656,000
96,900	@	MEMC Electronic Materials, Inc.	3,549,447
800	@, @@, L	Saifun Semiconductors Ltd.	23,112
35,000	@	Silicon Image, Inc.	445,200
48,000	@, L	Teradyne, Inc.	631,680
119,950	@, L	Veeco Instruments, Inc.	2,416,993
52,462	@, L	Zoran Corp.	843,589
			13,730,762

		Software: 1.8%
46,400	@	Citrix Systems, Inc.	1,680,144
2,800	@, @@	Cognos, Inc. (U.S. Denominated Security)	102,200
9,100	@, @@, L	Cognos, Inc.	330,539
7,536	@, L	Eclipsys Corp.	134,970
218,400		IMS Health, Inc.	5,818,176
108,308	@, L	Open Solutions, Inc.	3,120,353
16,416	L	Quality Systems, Inc.	636,777
8,600	@, @@	Tele Atlas NV	146,966
43,847	@, @@	Temenos Group AG	560,962
100	@, L	THQ, Inc.	2,917
15,400	@, @@	UBISOFT Entertainment	892,501
			13,426,505

		Telecommunications: 5.4%
48,500	L	Adtran, Inc.	1,156,240
14,000	@@	America Movil SA de CV ADR	551,180
79,500	L	AT&T, Inc.	2,588,520
191,724	@, L	Hypercom Corp.	1,299,889
780,300	@, L	Juniper Networks, Inc.	13,483,584
2,151,300	@, L	L-3 Communications Corp.	11,509,455
10,800		Qualcomm, Inc.	392,580
916,900	@, L	Qwest Communications International, Inc.	7,995,369
48,549		USA Mobility, Inc.	1,108,859
34,500		Windstream Corp.	455,055
140,120	@@	Zyxel Communications Corp.	182,648
			40,723,379

		Textiles: 0.2%
33,974	L	Cintas Corp.	1,387,158
29,500	@@	Kuraray Co., Ltd.	328,291
			1,715,449

		Toys/Games/Hobbies: 0.0%
9,700	@, L	Marvel Entertainment, Inc.	234,158
			234,158

		Transportation: 0.5%
24,200		Con-way, Inc.	1,084,644
56,000		CSX Corp.	1,838,480
13,000	L	Expeditors International Washington, Inc.	579,540
1,400	@, @@	Golar LNG Ltd.	18,200
128	@	HUB Group, Inc.	2,916
900	@, @@	Sea Containers Ltd.	1,098
			3,524,878

		Trucking & Leasing: 0.1%
25,000		GATX Corp.	1,034,250
			1,034,250

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Venture Capital: 0.0%
7,700	@@	Jafco Co., Ltd	$389,357
			389,357

		Total Common Stock
		(Cost $652,329,096)	695,183,979

Principal Amount				Value

SHORT-TERM INVESTMENTS: 29.9%

		U.S. Government Agency Obligations: 8.9%
$67,707,000		Federal Home Loan Bank, 4.500%, due 10/02/06		$67,690,073

		Total U.S. Government Agency Obligations
		(Cost $67,690,073)		67,690,073

		Securities Lending CollateralCC: 21.0%
159,094,463		The Bank of New York Institutional Cash Reserve Fund		159,094,463

		Total Securities Lending Collateral
		(Cost $159,094,463)		159,094,463

		Total Short-Term Investments
		(Cost $226,784,536)		226,784,536

		Total Investments in Securities
		(Cost $879,113,632)*	121.6%	$921,968,515
		Other Assets and Liabilities — Net	(21.6)	(163,988,476)
		Net Assets	21.0%	$757,980,039

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	*	Cost for federal income tax purposes is $883,359,896.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$65,473,205
		Gross Unrealized Depreciation		(26,864,584)
		Net Unrealized Appreciation		$38,608,621

ING FMRSM Diversified Mid Cap Portfolio Forward Foreign Currency Contracts as of September 30, 2006:

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

USD	68,477	ZAR	521,728	10/02/06	66,985	(1,492)
AUD	542,590	USD	406,237	10/04/06	406,237	0
USD	40,090	ZAR	306,508	10/04/06	39,339	(751)
USD	10,983	ZAR	84,139	10/04/06	10,983	0
KRW	2,506,086	USD	2,640	10/05/06	2,640	0
USD	26,531	ZAR	203,929	10/05/06	26,531	0
					552,715	(2,243)

PORTFOLIO OF INVESTMENTS
ING FMRSM Earnings Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCKS: 98.9%

		Agriculture: 2.0%
149,200		Altria Group, Inc.	$11,421,260
21,500		Loews Corp.	1,190,885
			12,612,145
		Airlines: 1.1%
307,800	@	AMR Corp.	7,122,492
			7,122,492
		Apparel: 0.5%
102,400		Wolverine World Wide, Inc.	2,898,944
			2,898,944
		Banks: 0.3%
61,000		Wells Fargo & Co.	2,206,980
			2,206,980
		Beverages: 3.1%
529,897	@	Hansen Natural Corp.	17,211,055
43,000		PepsiCo, Inc.	2,806,180
			20,017,235
		Biotechnology: 5.5%
91,800	@	Amgen, Inc.	6,566,454
250,200	@	Biogen Idec, Inc.	11,178,936
207,800	@	Genentech, Inc.	17,185,060
			34,930,450
		Computers: 11.9%
304,700	@	Apple Computer, Inc.	23,471,041
164,500		Hewlett-Packard Co.	6,035,505
30,139	@	Komag, Inc.	963,242
56,700	@	Network Appliance, Inc.	2,098,467
136,700	@	Sandisk Corp.	7,318,918
765,100	@	Seagate Technology, Inc.	17,666,159
1,010,700	@	Western Digital Corp.	18,293,670
			75,847,002
		Distribution/Wholesale: 1.1%
282,100		Building Materials Holding Corp.	7,340,242
			7,340,242
		Diversified Financial Services: 2.1%
121,100	@	Knight Capital Group, Inc.	2,204,020
127,100		Merrill Lynch & Co., Inc.	9,941,762
28,900		T. Rowe Price Group, Inc.	1,382,865
			13,528,647
		Electric: 0.3%
76,100	@	AES Corp.	1,551,679
10,200		TXU Corp.	637,704
			2,189,383
		Electrical Components & Equipment: 1.0%
178,214	@	Energy Conversion Devices, Inc.	6,601,047
			6,601,047

PORTFOLIO OF INVESTMENTS
ING FMRSM Earnings Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electronics: 3.2%
467,100	@	Cymer, Inc.	$20,510,361
			20,510,361
		Entertainment: 0.7%
61,216	@	Penn National Gaming, Inc.	2,235,608
72,700	@	Pinnacle Entertainment, Inc.	2,044,324
			4,279,932
		Food: 0.9%
97,600		General Mills, Inc.	5,524,160
314		Seaboard Corp.	378,370
			5,902,530
		Healthcare — Products: 2.4%
100,000		Baxter International, Inc.	4,546,000
168,300		Johnson & Johnson	10,929,402
			15,475,402
		Healthcare — Services: 6.2%
174,800		Aetna, Inc.	6,913,340
225,500	@	Humana, Inc.	14,903,295
364,700		UnitedHealth Group, Inc.	17,943,240
			39,759,875
		Home Builders: 3.5%
433,900		D.R. Horton, Inc.	10,391,905
120,500		Lennar Corp.	5,452,625
120,200		Ryland Group, Inc.	5,193,842
32,300		Thor Industries, Inc.	1,329,791
			22,368,163
		Insurance: 5.3%
138,000	@@	ACE Ltd.	7,552,740
44,800		AMBAC Financial Group, Inc.	3,707,200
78,500		Chubb Corp.	4,078,860
11,900		Cigna Corp.	1,384,208
104,000		Fidelity National Financial, Inc.	4,331,600
45,000		Prudential Financial, Inc.	3,431,250
154,600		Radian Group, Inc.	9,276,000
			33,761,858
		Internet: 1.5%
23,900	@	Google, Inc.	9,605,410
			9,605,410
		Iron/Steel: 2.9%
297,000		Allegheny Technologies, Inc.	18,470,430
			18,470,430
		Machinery — Construction & Mining: 4.4%
277,400		JLG Industries, Inc.	5,495,294
469,480		Joy Global, Inc.	17,657,143
114,900	@	Terex Corp.	5,195,778
			28,348,215
		Machinery — Diversified: 3.1%
448,000		Manitowoc Co., Inc.	20,065,920
			20,065,920
		Mining: 1.2%
291,444	@	Titanium Metals Corp.	7,367,704
			7,367,704

PORTFOLIO OF INVESTMENTS
ING FMRSM Earnings Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 1.2%
78,000	@	Ceradyne, Inc.	$3,205,020
122,600		General Electric Co.	4,327,780
			7,532,800
		Oil & Gas: 3.5%
80,600		Anadarko Petroleum Corp.	3,532,698
123,200		ExxonMobil Corp.	8,266,720
35,300		Sunoco, Inc.	2,195,307
71,900		Tesoro Petroleum Corp.	4,168,762
77,500		Valero Energy Corp.	3,988,925
			22,152,412
		Pharmaceuticals: 4.1%
147,700	@	Endo Pharmaceuticals Holdings, Inc.	4,807,635
296,300	@	Gilead Sciences, Inc.	20,355,810
18,605	@	United Therapeutics Corp.	977,507
			26,140,952
		Pipelines: 0.5%
40,000		Questar Corp.	3,270,800
			3,270,800
		Retail: 10.7%
181,000	@	AnnTaylor Stores Corp.	7,576,660
307,900		Best Buy Co., Inc.	16,491,124
277,100		Circuit City Stores, Inc.	6,957,981
363,700		CVS Corp.	11,682,044
46,400		JC Penney Co., Inc.	3,173,296
113,100		Lowe’s Cos., Inc.	3,173,586
140,600		McDonald’s Corp.	5,500,272
136,400		Men’s Wearhouse, Inc.	5,075,444
116,300		Wal-Mart Stores, Inc.	5,735,916
61,200		Walgreen Co.	2,716,668
			68,082,991
		Semiconductors: 7.1%
280,300	@	Lam Research Corp.	12,705,999
457,400	@, @@	Marvell Technology Group Ltd.	8,859,838
359,900	@	MEMC Electronic Materials, Inc.	13,183,137
353,760	@	Nvidia Corp.	10,467,758
			45,216,732
		Software: 1.8%
88,864	@	Autodesk, Inc.	3,090,690
306,200		Microsoft Corp.	8,368,446
			11,459,136
		Telecommunications: 2.9%
574,700	@	Cisco Systems, Inc.	13,218,100
640,300	@	Qwest Communications International, Inc.	5,583,416
			18,801,516
		Transportation: 2.9%
93,700		Burlington Northern Santa Fe Corp.	6,881,328
80,400		CSX Corp.	2,639,532
56,100		Norfolk Southern Corp.	2,471,205
271,400	@	Swift Transportation Co., Inc.	6,437,608
			18,429,673
		Total Common Stock
		(Cost $652,578,539)	632,297,379

PORTFOLIO OF INVESTMENTS
ING FMRSM Earnings Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 0.7%

	U.S. Government Agency Obligations 0.7%
$4,349,000	Federal Home Loan Bank, 4.500%, due 10/02/06		$4,347,913

	Total U.S. Government Agency Obligations
	(Cost $4,347,913)		4,347,913

	Total Investments in Securities
	(Cost $656,926,452*)	99.6%	$636,645,292
	Other Assets and Liabilities — Net	0.4	2,314,633
	Net Assets	100.0%	$638,959,925

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $663,577,130.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$13,053,336
	Gross Unrealized Depreciation	(39,985,174)
	Net Unrealized Depreciation	$(26,931,838)

PORTFOLIO OF INVESTMENTS
ING FMRSM Mid Cap Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 95.5%

		Agriculture: 1.0%
36,600	L	Loews Corp.	$2,027,274
64,200	L	UST, Inc.	3,520,086
			5,547,360
		Airlines: 1.8%
361,900	@, L	AMR Corp.	8,374,366
82,900		Southwest Airlines Co.	1,381,114
			9,755,480
		Apparel: 0.8%
32,500	@	Columbia Sportswear Co.	1,814,475
84,700		Wolverine World Wide, Inc.	2,397,857
			4,212,332
		Banks: 0.1%
20,300		Synovus Financial Corp.	596,211
			596,211
		Beverages: 2.8%
435,200	@, L	Hansen Natural Corp.	14,135,296
29,300		Pepsi Bottling Group, Inc.	1,040,150
			15,175,446
		Biotechnology: 1.5%
49,832	@, L	Biogen Idec, Inc.	2,226,494
115,951	@	Celgene Corp.	5,020,678
25,800	@, L	Medimmune, Inc.	753,618
			8,000,790
		Coal: 0.2%
33,800		Consol Energy, Inc.	1,072,474
			1,072,474
		Commercial Services: 3.3%
65,700	@, L	Career Education Corp.	1,478,250
15,800		Equifax, Inc.	580,018
107,400		Paychex, Inc.	3,957,690
284,277		Pharmaceutical Product Development, Inc.	10,145,846
44,800		Robert Half International, Inc.	1,521,856
			17,683,660
		Computers: 10.0%
18,544	@, L	Ansoft Corp.	461,931
152,400	@	Apple Computer, Inc.	11,739,372
9,700	@, L	Cognizant Technology Solutions Corp.	718,382
6,400		Factset Research Systems, Inc.	310,848
12,718	@, L	Komag, Inc.	406,467
171,400	@, L	Network Appliance, Inc.	6,343,514
104,500	@, L	Palm, Inc.	1,521,520
28,800	@	Sandisk Corp.	1,541,952
684,500	@, L	Seagate Technology, Inc.	15,805,105
856,200	@, L	Western Digital Corp.	15,497,220
			54,346,311

PORTFOLIO OF INVESTMENTS
ING FMRSM Mid Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Cosmetics/Personal Care: 0.1%
20,800		Avon Products, Inc.	$637,728
			637,728
		Distribution/Wholesale: 1.7%
361,100	L	Building Materials Holding Corp.	9,395,822
			9,395,822
		Diversified Financial Services: 2.5%
21,500	@, L	Cbot Holdings, Inc.	2,596,985
8,700	@, L	CompuCredit Corp.	262,827
13,500		IndyMac Bancorp., Inc.	555,660
118,400	L	Jefferies Group, Inc.	3,374,400
12,500	L	Legg Mason, Inc.	1,260,750
74,200		T. Rowe Price Group, Inc.	3,550,470
101,600	L	TD Ameritrade Holding Corp.	1,915,160
			13,516,252
		Electric: 1.1%
220,564	@	AES Corp.	4,497,300
41,800	@	Allegheny Energy, Inc.	1,679,106
			6,176,406
		Electrical Components & Equipment: 0.9%
132,600	@, L	Energy Conversion Devices, Inc.	4,911,504
			4,911,504
		Engineering & Construction: 0.3%
19,800	@	Jacobs Engineering Group, Inc.	1,479,654
			1,479,654
		Entertainment: 1.7%
41,500		International Game Technology	1,722,250
205,600	@, L	Penn National Gaming, Inc.	7,508,512
			9,230,762
		Food: 0.3%
46,700	L	Kroger Co.	1,080,638
384		Seaboard Corp.	462,720
			1,543,358
		Healthcare — Products: 1.6%
9,700		Dentsply International, Inc.	292,067
28,600	@, L	Hologic, Inc.	1,244,672
14,700	@, L	Resmed, Inc.	591,675
2,100	@	Respironics, Inc.	81,081
124,900	@	Varian Medical Systems, Inc.	6,668,411
			8,877,906
		Healthcare — Services: 4.4%
131,600	@	Health Net, Inc.	5,727,232
210,400	@	Humana, Inc.	13,905,336
63,500	@, L	Lincare Holdings, Inc.	2,199,640
38,400	L	Manor Care, Inc.	2,007,552
			23,839,760
		Home Builders: 3.8%
371,000		D.R. Horton, Inc.	8,885,450
24,300	L	Lennar Corp.	1,099,575
183,900	L	Ryland Group, Inc.	7,946,319
68,100		Thor Industries, Inc.	2,803,677
			20,735,021

PORTFOLIO OF INVESTMENTS
ING FMRSM Mid Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Home Furnishings: 0.9%
55,700		Harman International Industries, Inc.	$4,647,608
			4,647,608
		Insurance: 5.4%
208,500		AMBAC Financial Group, Inc.	17,253,375
24,900		Cigna Corp.	2,896,368
86,400		Fidelity National Financial, Inc.	3,598,560
117,400	@	Philadelphia Consolidated Holding Co.	4,670,172
15,244		Radian Group, Inc.	914,640
			29,333,115
		Iron/Steel: 3.2%
277,600		Allegheny Technologies, Inc.	17,263,944
			17,263,944
		Machinery — Construction & Mining: 3.9%
364,800		JLG Industries, Inc.	7,226,688
296,900	L	Joy Global, Inc.	11,166,409
60,700	@, L	Terex Corp.	2,744,854
			21,137,951
		Machinery — Diversified: 3.6%
9,200	L	Cummins, Inc.	1,096,916
58,700	@, L	Intevac, Inc.	986,160
254,471		Manitowoc Co., Inc.	11,397,756
98,500		Rockwell Automation, Inc.	5,722,850
			19,203,682
		Media: 0.5%
81,400	@, L	EchoStar Communications Corp.	2,665,036
			2,665,036
		Mining: 1.7%
364,300	@, L	Titanium Metals Corp.	9,209,504
			9,209,504
		Miscellaneous Manufacturing: 1.0%
167,400		Trinity Industries, Inc.	5,385,258
			5,385,258
		Oil & Gas: 5.8%
7,400	L	Diamond Offshore Drilling	535,538
87,100		Frontier Oil Corp.	2,315,118
24,100	@, L	Giant Industries, Inc.	1,956,920
148,700		Holly Corp.	6,443,171
64,900		Patterson-UTI Energy, Inc.	1,542,024
129,400		Sunoco, Inc.	8,047,386
137,500		Tesoro Petroleum Corp.	7,972,250
76,600	@, L	Todco	2,650,360
			31,462,767
		Oil & Gas Services: 0.7%
22,500	@	FMC Technologies, Inc.	1,208,250
14,100	@, L	National Oilwell Varco, Inc.	825,555
49,700		Smith International, Inc.	1,928,360
			3,962,165
		Pharmaceuticals: 4.6%
35,000	@, L	Adams Respiratory Therapeutics, Inc.	1,280,650
49,200	@, L	Amylin Pharmaceuticals, Inc.	2,168,244
56,400	@, L	Barr Pharmaceuticals, Inc.	2,929,416

PORTFOLIO OF INVESTMENTS
ING FMRSM Mid Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals (continued)
62,900	@	Endo Pharmaceuticals Holdings, Inc.	$2,047,395
10,900	@	Express Scripts, Inc.	822,841
109,100	@	Forest Laboratories, Inc.	5,521,551
89,700	@, L	Gilead Sciences, Inc.	6,162,390
69,700	@, L	United Therapeutics Corp.	3,662,038
			24,594,525
		Pipelines: 0.7%
54,900	L	Equitable Resources, Inc.	1,920,402
20,500	L	Questar Corp.	1,676,285
			3,596,687
		Real Estate: 0.9%
57,300		Jones Lang LaSalle, Inc.	4,898,004
			4,898,004
		Real Estate Investment Trusts: 0.3%
40,400		Host Hotels & Resorts, Inc.	926,372
8,100		Public Storage, Inc.	696,519
			1,622,891
		Retail: 12.2%
15,600		Abercrombie & Fitch Co.	1,083,888
242,400	@	AnnTaylor Stores Corp.	10,146,864
57,100	@, L	Bed Bath & Beyond, Inc.	2,184,646
40,200	@, L	Cheesecake Factory	1,093,038
399,800		Circuit City Stores, Inc.	10,038,978
31,700		Darden Restaurants, Inc.	1,346,299
176,500		JC Penney Co., Inc.	12,070,835
177,800	L	Men’s Wearhouse, Inc.	6,615,938
54,300		MSC Industrial Direct Co.	2,212,182
178,400	L	Nordstrom, Inc.	7,546,320
21,200	L	Ross Stores, Inc.	538,692
152,000		TJX Cos., Inc.	4,260,560
58,300	@	Tween Brands, Inc.	2,192,080
164,500	@, L	Urban Outfitters, Inc.	2,910,005
29,500		Yum! Brands, Inc.	1,535,475
			65,775,800
		Semiconductors: 5.3%
10,800	@, L	Broadcom Corp.	327,672
291,600	@, L	Lam Research Corp.	13,218,228
218,400	@, @@, L	Marvell Technology Group Ltd.	4,230,408
272,900	@	MEMC Electronic Materials, Inc.	9,996,327
33,200	@	QLogic Corp.	627,480
			28,400,115
		Software: 1.0%
34,000		Fair Isaac Corp.	1,243,380
324,400	@	Informatica Corp.	4,408,596
			5,651,976
		Telecommunications: 1.7%
65,300	@, L	American Tower Corp.	2,383,450
47,600	L	Citizens Communications Co.	668,304
27,300	@, L	NII Holdings, Inc.	1,696,968
184,200	@	SBA Communications Corp.	4,481,586
			9,230,308
		Transportation: 2.2%
75,100	L	CH Robinson Worldwide, Inc.	3,347,958
88,400	L	Expeditors International Washington, Inc.	3,940,872

PORTFOLIO OF INVESTMENTS
ING FMRSM Mid Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Transportation (continued)
193,144	@, L	Swift Transportation Co., Inc.	$4,581,377
			11,870,207
		Total Common Stock
		(Cost $505,828,743)	516,645,780

Principal Amount			Value

SHORT-TERM INVESTMENTS: 4.5%

	U. S. Government Agency Obligations: 4.5%
$24,613,845	Federal Home Loan Bank, 4.500%, due 10/02/06		$24,613,845

	Total U.S. Government Agency Obligations
	(Cost $24,613,845)		24,613,845

	Securities Lending CollateralCC: 10.8%
123,117,157	The Bank of New York Institutional Cash Reserves Fund		123,117,157

	Total Securities Lending Collateral		123,117,157
	(Cost $123,117,157)

	Total Short-Term Investments
	(Cost $147,731,002)		147,731,002

	Total Investments in Securities
	(Cost $653,559,745)*	122.8%	$664,376,782
	Other Assets and Liabilities — Net	(22.8)	(123,251,362)
	Net Assets	100.0%	$541,125,420

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $654,952,389.

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$25,340,043
	Gross Unrealized Depreciation	(15,915,650)
	Net Unrealized Appreciation	$9,424,393

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 27.4%

		Banks: 1.4%
20,000		Bank of America Corp.	$1,071,400
12,700		North Fork Bancorp., Inc.	363,728
13,000		Wachovia Corp.	725,400
			2,160,528
		Chemicals: 1.0%
20,000		Dow Chemical Co.	779,600
30,000		Lyondell Chemical Co.	761,100
			1,540,700
		Diversified Financial Services: 2.5%
29,200		CapitalSource, Inc.	753,944
20,000		Citigroup, Inc.	993,400
20,000		JPMorgan Chase & Co.	939,200
20,000		SLM Corp.	1,039,600
			3,726,144
		Electric: 8.9%
26,600		Ameren Corp.	1,404,214
50,000		Centerpoint Energy, Inc.	716,000
15,000		Consolidated Edison, Inc.	693,000
15,000		Constellation Energy Group, Inc.	888,000
16,100		Dominion Resources, Inc.	1,231,489
200		DTE Energy Co.	8,302
9,000		Duke Energy Corp.	271,800
8,800		Entergy Corp.	688,424
10,900		FirstEnergy Corp.	608,874
17,000		FPL Group, Inc.	765,000
11,500		PG&E Corp	478,975
11,700		Pinnacle West Capital Corp.	527,085
25,000		Progress Energy, Inc.	1,134,500
25,000		Public Service Enterprise Group, Inc.	1,529,750
34,300		Southern Co.	1,181,978
85,000		TECO Energy, Inc.	1,330,250
			13,457,641
		Gas: 1.3%
40,000		AGL Resources, Inc.	1,460,000
9,800		Sempra Energy	492,450
			1,952,450
		Healthcare — Products: 0.9%
20,000		Johnson & Johnson	1,298,800
			1,298,800
		Mining: 1.2%
46,000		Alcoa, Inc.	1,289,840
2,400	@@	Anglogold Ashanti Ltd. ADR	90,576
13,400	@@	Barrick Gold Corp.	411,648
			1,792,064
		Miscellaneous Manufacturing: 2.4%
30,000		3M Co.	2,232,600
40,000		General Electric Co.	1,412,000
			3,644,600

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas: 3.6%
15,000	@@	BP PLC ADR	$983,700
20,000	@@	Canadian Oil Sands Trust	533,572
20,000		Chevron Corp.	1,297,200
30,000		ConocoPhillips	1,785,900
15,000	@	GlobalSantaFe Corp.	749,850
			5,350,222
		Pharmaceuticals: 2.0%
4,300		Eli Lilly & Co.	245,100
11,500		Merck & Co., Inc.	481,850
80,000		Pfizer, Inc.	2,268,800
			2,995,750
		Semiconductors: 0.7%
36,000		Analog Devices, Inc.	1,058,040
			1,058,040
		Telecommunications: 0.8%
20,000		AT&T, Inc.	651,200
15,000		Verizon Communications, Inc.	556,950
			1,208,150
		Transportation: 0.7%
14,000		United Parcel Service, Inc.	1,007,160
			1,007,160
		Total Common Stock
		(Cost $39,099,157)	41,192,249

PREFERRED STOCK: 5.3%

		Banks: 1.8%
20,000		Wachovia Bank NA	1,032,200
45,000	#	Wachovia Bank NA	1,640,700
			2,672,900
		Diversified Financial Services: 1.6%
35,000		Lehman Brothers Holdings, Inc. - Series AA	1,027,600
70,000		Lehman Brothers Holdings, Inc. - Series CSCO	1,410,500
			2,438,100
		Oil & Gas: 1.2%
7,200		Chesapeake Energy Corp.	1,816,488
			1,816,488
		Pharmaceuticals: 0.7%
20,000		Schering-Plough Corp.	1,111,800
			1,111,800
		Total Preferred Stock
		(Cost $7,597,580)	8,039,288

Principal Amount			Value

CONVERTIBLE BONDS: 2.1%

		Biotechnology: 0.5%
$700,000	#	Enzon Pharmaceuticals, Inc., 4.000%, due 06/01/13	$756,000
			756,000

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Oil & Gas Services: 0.6%
1,000,000		Hanover Compressor Co., 4.750%, due 03/15/08	$972,500
			972,500
		Telecommunications: 1.0%
1,500,000	@@	Nortel Networks Corp., 4.250%, due 09/01/08	1,440,000
			1,440,000
		Total Convertible Bonds
		(Cost $3,094,461)	3,168,500

CORPORATE BONDS/NOTES: 39.3%

		Advertising: 2.1%
1,000,000	#	Lamar Media Corp., 6.625%, due 08/15/15	963,750
1,900,000		R.H. Donnelley Corp., 6.875%, due 01/15/13	1,743,250
400,000		R.H. Donnelley Corp., 8.875%, due 01/15/16	403,000
			3,110,000
		Aerospace/Defense: 1.9%
1,325,000		DRS Technologies, Inc., 6.625%, due 02/01/16	1,308,438
1,250,000		L-3 Communications Corp., 5.875%, due 01/15/15	1,193,750
400,000		L-3 Communications Corp., 6.375%, due 10/15/15	391,000
			2,893,188
		Agriculture: 0.3%
500,000	#	Reynolds American, Inc., 7.250%, due 06/01/13	517,014
			517,014
		Auto Manufacturers: 0.2%
300,000		General Motors Corp., 8.375%, due 07/15/33	261,000
			261,000
		Chemicals: 2.8%
700,000		Chemtura Corp., 6.875%, due 06/01/16	693,875
700,000		Johnsondiversey, Inc., 9.625%, due 05/15/12	707,000
1,500,000		Lyondell Chemical Co., 8.000%, due 09/15/14	1,526,250
1,200,000		Nalco Co., 8.875%, due 11/15/13	1,257,000
			4,184,125
		Coal: 0.6%
1,000,000		Massey Energy Co., 6.875%, due 12/15/13	910,000
			910,000
		Computers: 1.5%
1,500,000	@@	Seagate Technology HDD Holdings, 6.375%, due 10/01/11	1,500,000
800,000		SunGard Data Systems, Inc., 10.250%, due 08/15/15	828,000
			2,328,000
		Diversified Financial Services: 4.0%
2,500,000		Ford Motor Credit Co., 7.375%, due 10/28/09	2,431,140
2,000,000		Ford Motor Credit Co., 9.875%, due 08/10/11	2,071,600
800,000		General Motors Acceptance Corp., 6.875%, due 08/28/12	792,788
700,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	717,767
			6,013,295
		Electric: 1.9%
1,500,000		NRG Energy, Inc., 7.250%, due 02/01/14	1,492,500
1,500,000		TXU Corp., 5.550%, due 11/15/14	1,424,667
			2,917,167
		Electronics: 1.3%
1,000,000	@@	Flextronics International Ltd, 6.250%, due 11/15/14	975,000
1,000,000		Sanmina-SCI Corp., 8.125%, due 03/01/16	985,000
			1,960,000

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Environmental Control: 1.1%
1,000,000		Allied Waste North America, Inc., 6.500%, due 11/15/10	$990,000
600,000		Allied Waste North America, Inc., 7.125%, due 05/15/16	594,750
			1,584,750
		Food: 0.7%
1,000,000		Dole Food Co., Inc., 8.625%, due 05/01/09	982,500
			982,500
		Healthcare — Services: 2.9%
500,000		DaVita, Inc., 6.625%, due 03/15/13	490,625
1,400,000		HCA, Inc., 6.500%, due 02/15/16	1,127,000
500,000		Tenet Healthcare Corp., 6.375%, due 12/01/11	441,875
2,400,000		Tenet Healthcare Corp., 9.250%, due 02/01/15	2,322,000
			4,381,500
		Home Builders: 3.7%
1,200,000		Beazer Homes USA, Inc., 8.125%, due 06/15/16	1,173,000
1,500,000		D.R. Horton, Inc., 5.625%, due 01/15/16	1,396,088
1,000,000		K Hovnanian Enterprises, Inc., 7.500%, due 05/15/16	938,750
1,200,000		KB Home, 5.750%, due 02/01/14	1,093,345
1,000,000		KB Home, 6.250%, due 06/15/15	924,669
			5,525,852
		Lodging: 1.9%
1,450,000		Harrah’s Operating Co., Inc., 5.625%, due 06/01/15	1,350,046
1,500,000		MGM Mirage, 6.750%, due 04/01/13	1,481,250
			2,831,296
		Machinery — Diversified: 0.7%
1,000,000		Case New Holland, Inc., 7.125%, due 03/01/14	1,008,750
			1,008,750
		Media: 3.3%
400,000		Cablevision Systems Corp., 8.000%, due 04/15/12	407,000
1,200,000		CCH I, LLC, 11.000%, due 10/01/15	1,098,000
600,000		Charter Communications Holdings II, 10.250%, due 09/15/10	615,000
500,000		Clear Channel Communications, Inc., 5.500%, due 09/15/14	465,274
600,000		Clear Channel Communications, Inc., 5.750%, due 01/15/13	577,385
500,000		CSC Holdings, Inc., 7.625%, due 04/01/11	515,624
400,000	#	Viacom, Inc., 6.250%, due 04/30/16	397,196
900,000		Xm Satellite Radio, Inc., 9.750%, due 05/01/14	864,000
			4,939,479
		Mining: 1.0%
1,600,000	@@, #	Novelis, Inc., 8.250%, due 02/15/15	1,528,000
			1,528,000
		Oil & Gas: 3.5%
1,500,000		Chesapeake Energy Corp., 6.250%, due 01/15/18	1,398,750
2,000,000		Newfield Exploration Co., 6.625%, due 04/15/16	1,955,000
1,500,000		Pioneer Natural Resources Co., 6.875%, due 05/01/18	1,506,441
400,000	#	Pogo Producing Co., 7.875%, due 05/01/13	409,500
			5,269,691
		Oil & Gas Services: 0.9%
1,300,000	#	SESI, LLC, 6.875%, due 06/01/14	1,293,500
			1,293,500

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

	Packaging & Containers: 0.6%
1,000,000	Jefferson Smurfit Corp., 8.250%, due 10/01/12		$962,500
			962,500

	Pipelines: 1.5%
600,000	Dynegy Holdings, Inc., 6.875%, due 04/01/11		587,250
400,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16		409,000
300,000	El Paso Corp., 6.750%, due 05/15/09		303,000
1,000,000	El Paso Corp., 7.750%, due 01/15/32		1,030,000
			2,329,250

	Real Estate Investment Trusts: 0.9%
1,400,000	Host Marriott LP, 6.375%, due 03/15/15		1,365,000
			1,365,000

	Total Corporate Bonds/Notes
	(Cost $58,418,396)		59,095,857

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.0%

	Federal National Mortgage Association: 1.0%
1,480,516	6.000%, due 03/01/36		1,487,806

	Total U.S. Government Agency Obligations
	(Cost $1,469,579)		1,487,806

	Total Long-Term Investments
	(Cost $109,679,173)		112,983,700

SHORT-TERM INVESTMENTS: 27.2%

	U.S. Government Agency Obligations: 27.2%
40,914,000	Fannie Mae, 4.750%, due 10/02/06		40,903,203

	Total Short-Term Investments
	(Cost $40,903,203)		40,903,203

	Total Investments in Securities
	(Cost $150,582,376)*	102.3%	$153,886,903
	Other Assets and Liabilities — Net	(2.3)	(3,526,088)
	Net Assets	100.0%	$150,360,815

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,737,720
	Gross Unrealized Depreciation	(433,193)
	Net Unrealized Appreciation	$3,304,527

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

REAL ESTATE INVESTMENT TRUSTS: 52.4%

		Apartments: 10.0%
34,200	@	Archstone-Smith Trust	$1,861,848
11,800		AvalonBay Communities, Inc.	1,420,720
15,100		BRE Properties, Inc.	901,923
11,500		Camden Property Trust	874,115
36,200		Equity Residential	1,830,996
14,400		Post Properties, Inc.	684,288
21,200		United Dominion Realty Trust, Inc.	640,240
			8,214,130
		Diversified: 8.0%
726,400	@, @@	Champion Real Estate Investment Trust	361,771
38	@@	Kenedix Realty Investment Corp.	197,132
7,900	@@	Klepierre	1,182,509
13,000		Liberty Property Trust	621,270
10,100	@@	Rodamco Europe NV	1,176,265
5,900	@@	Unibail	1,239,762
12,700		Vornado Realty Trust	1,384,300
11,700		Washington Real Estate Investment Trust	465,660
			6,628,669
		Health Care: 1.8%
11,900		Nationwide Health Properties, Inc.	318,206
31,700		Omega Healthcare Investors, Inc.	475,817
18,300		Ventas, Inc.	705,282
			1,499,305
		Hotels: 3.6%
15,000		FelCor Lodging Trust, Inc.	300,750
73,444		Host Hotels & Resorts, Inc.	1,684,071
28,000		Strategic Hotel Capital, Inc.	556,640
13,500		Sunstone Hotel Investors, Inc.	401,220
			2,942,681
		Office Property: 11.1%
14,700		BioMed Realty Trust, Inc.	445,998
16,100		Boston Properties, Inc.	1,663,774
13,900		Corporate Office Properties Trust SBI MD	622,164
39,800		Equity Office Properties Trust	1,582,448
16,800		Highwoods Properties, Inc.	625,128
9,000		Kilroy Realty Corp.	678,060
17,900		Maguire Properties, Inc.	729,246
58	@@	Nippon Building Fund, Inc.	589,132
9,400		Reckson Associates Realty Corp.	402,320
10,300		SL Green Realty Corp.	1,150,510
4,300	@@	Societe de la Tour Eiffel	681,579
			9,170,359
		Regional Malls: 5.7%
15,100		General Growth Properties, Inc.	719,515
17,300		Macerich Co.	1,321,028
25,400		Simon Property Group, Inc.	2,301,748
8,800		Taubman Centers, Inc.	390,896
			4,733,187
		Shopping Centers: 6.8%
17,800	@, @@, #	Calloway Real Estate Investment Trust	434,271

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Shopping Centers (continued)
224,600	@@	CapitaMall Trust	$358,587
13,900		Developers Diversified Realty Corp.	775,064
13,600		Federal Realty Investment Trust	1,010,480
47	@@	Japan Logistics Fund, Inc.	346,922
7,646		Kimco Realty Corp.	327,784
205,200	@@	Link Real Estate Investment Trust	426,846
11,600		Regency Centers Corp.	797,616
36,100	@@	RioCan Real Estate Investment Trust	775,452
4,900	@@	Vastned Retail NV	401,650
			5,654,672
		Storage: 2.0%
18,400		Extra Space Storage, Inc.	318,504
15,378		Public Storage, Inc.	1,322,354
			1,640,858
		Warehouse: 3.4%
14,100		AMB Property Corp.	777,051
46	@@	Japan Retail Fund Investment Corp.	338,810
29,000		Prologis	1,654,735
			2,770,596
		Total Real Estate Investment Trusts
		(Cost $38,446,465)	43,254,457

COMMON STOCK: 42.2%

		Exchange Traded Fund: 0.5%
22,300	@@	Prologis European Properties	415,681
			415,681
		Healthcare — Services: 0.4%
39,300	@, @@	Sunrise Senior Living, Inc.	360,389
			360,389
		Investment Companies: 0.6%
29,000	@@	Atlas Estates Ltd.	166,316
251,700	@, @@	Develica Deutschland Ltd.	315,977
			482,293
		Lodging: 0.2%
3,400		Starwood Hotels & Resorts Worldwide, Inc.	194,446
			194,446
		Real Estate: 40.5%
150,700	@@	Beni Stabili S.p.A.	168,127
84,100	@@	British Land Co. PLC	2,145,373
21,200	@@	Capital & Regional PLC	471,057
254,000	@@	CapitaLand Ltd.	805,472
63,800	@@	Castellum AB	718,795
99,116	@@	Centro Properties Group	594,124
82,400	@@	Cheung Kong Holdings Ltd.	883,704
53,000	@@	City Developments Ltd.	356,005
22,200	@, @@	Conwert Immobilien Invest AG	447,770
333,600	@@	DB Rreef Trust	397,692
23,700	@@	Derwent Valley Holdings PLC	809,466
7,000	@@	Deutsche Wohnen AG	424,291
300	@@	DIC Asset AG	10,640
10,000	@@	Dundee Real Estate Investment Trust	309,372
385,400	@@	GPT Group	1,349,110
168,100	@@	Guangzhou R&F Properties Co., Ltd.	236,917

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Real Estate (continued)
49,600	@@	Hammerson PLC		$1,217,464
94,700	@@	Hang Lung Properties Ltd.		243,563
245,200	@@	Hongkong Land Holdings Ltd.		950,565
109,900	@@	Hysan Development Co., Ltd.		281,765
415,700	@@	Investa Property Group		761,476
4,500	@@	IVG Immobilien AG		163,285
133,600	@@	Kerry Properties Ltd.		488,556
66,600	@@	Land Securities Group PLC		2,451,789
10,000	@@	Leopalace21 Corp.		365,278
6,200	@@	Liberty International PLC		142,085
249,000	@@	Macquarie CountryWide Trust		371,015
215,800	@@	Macquarie Goodman Group		1,046,638
2,100	@@	Mapeley Ltd.		132,955
115,200	@@	Mirvac Group		406,445
151,400	@@	Mitsubishi Estate Co., Ltd.		3,311,136
116,300	@@	Mitsui Fudosan Co., Ltd.		2,644,942
8,400	@, @@	Patrizia Immobilien AG		223,670
335,500	@, @@	Shui On Land Ltd.		230,395
45,100	@@	Slough Estates PLC		561,486
34,200	@@	Sponda OYJ		385,970
90,000	@@	Stockland		496,152
55,800	@@	Sumitomo Realty & Development Co., Ltd.		1,641,398
160,200	@@	Sun Hung Kai Properties Ltd.		1,746,920
212,200	@@	Westfield Group		2,973,864
				33,366,727

		Total Common Stock
		(Cost $31,454,469)		34,819,536

		Total Investments in Securities	94.6%	$78,073,993
		(Cost $69,900,934)*	5.4%	4,438,088
		Other Assets and Liabilities — Net	100.0%	$82,512,081
		Net Assets

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $69,974,055.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,152,135
		Gross Unrealized Depreciation		(52,197)
		Net Unrealized Appreciation		$8,099,938

ING Global Real Estate Portfolio Forward Foreign Currency Contracts as of September 30, 2006:

						USD Unrealized
Currency Sold	CurrencyAmount Sold	Currency Bought	Currency Amount Bought	Settlement Date	USD Value	Appreciation/ (Depreciation)

USD	206,775	HKD	1,609,541	10/03/06	206,618	(157)
USD	213,100	HKD	1,659,579	10/04/06	213,048	(52)
					419,666	(209)

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCKS: 99.7%

		Chemicals: 0.0%
3,300	@, @@, L	Arkema ADR	$155,548
			155,548
		Coal: 1.4%
175,700		Arch Coal, Inc.	5,079,487
56,000	L	Peabody Energy Corp.	2,059,680
			7,139,167
		Electric: 2.6%
60,000	L	Empire District Electric Co.	1,342,800
432,500	@, L	Mirant Corp.	11,811,575
			13,154,375
		Energy — Alternate Sources: 1.3%
624,700	@, L	Evergreen Energy, Inc.	6,565,597
			6,565,597
		Engineering & Construction: 0.9%
107,700	@	McDermott International, Inc.	4,501,860
			4,501,860
		Investment Companies: 0.4%
435,800	@, @@	Energy XXI Acquisition Corp. Bermuda Ltd.	1,961,100
			1,961,100
		Iron/Steel: 1.6%
48,600	L	Cleveland-Cliffs, Inc.	1,852,146
77,900	@@, L	Mittal Steel Co. NV	2,706,246
64,300		United States Steel Corp.	3,708,824
			8,267,216
		Mining: 21.8%
159,100	@@, L	Agnico-Eagle Mines Ltd.	4,952,783
100,500	@@	Alcan, Inc.	4,006,935
56,500	@@, L	Anglogold Ashanti Ltd. ADR	2,132,310
166,400	@@	Aquarius Platinum Ltd.	2,653,124
512,700	@, @@, L	Bema Gold Corp.	2,271,261
62,400	@@, L	BHP Billiton Ltd. ADR	2,363,712
138,620	@@	Cameco Corp.	5,051,212
55,800	@, L	Century Aluminum Co.	1,877,670
264,680	@@, L	Cia Vale do Rio Doce ADR	5,706,501
722,100	@, L	Coeur d’Alene Mines Corp.	3,401,091
965,600	@, @@	Eldorado Gold Corp.	4,189,810
77,300	@@, #	First Quantum Minerals Ltd.	3,612,751
191,980	L	Freeport-McMoRan Copper & Gold, Inc.	10,224,855
140,830	@, @@	Glamis Gold Ltd.	5,536,184
180,000	@@	Gold Fields Ltd.	3,184,733
143,700	@@, L	GoldCorp, Inc.	3,391,320
390,400	@, L	Hecla Mining Co.	2,240,896
440,600	@, @@	Kinross Gold Corp.	5,516,312
2,656,449	@, @@	Lihir Gold Ltd.	5,594,152
363,700	@, @@	Major Drilling Group International	5,886,229
120,600	L	Phelps Dodge Corp.	10,214,820
273,900	@, @@, L	Randgold Resources Ltd. ADR	5,576,604
12,600	@@, L	Rio Tinto PLC ADR	2,389,338

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Mining (continued)
858,800	@, @@	Shore Gold, Inc.	$4,371,793
79,540	@@, #	Teck Cominco Ltd.	4,981,257
			111,327,653
		Oil & Gas: 53.5%
49,100		Anadarko Petroleum Corp.	2,152,053
194,000	@, L	Arena Resources, Inc.	6,231,280
187,500	L	Cabot Oil & Gas Corp.	8,986,875
1,194,053	@, L	Cano Petroleum, Inc.	4,823,974
149,600		Chevron Corp.	9,703,056
111,600		ConocoPhillips	6,643,548
333,300	@, L	Delta Petroleum Corp.	7,505,916
266,600	@, L	Denbury Resources, Inc.	7,704,740
222,700	L	ENSCO International, Inc.	9,760,941
44,400		EOG Resources, Inc.	2,888,220
478,600	@, L	EXCO Resources, Inc.	5,939,426
604,700		ExxonMobil Corp.	40,575,370
354,400	@, L	GeoMet, Inc.	3,331,360
100,600	@	GlobalSantaFe Corp.	5,028,994
164,900	@, L	Goodrich Petroleum Corp.	4,966,788
264,800	L	Hess Corp.	10,968,016
207,800	@, L	Hiland Holdings GP LP	4,158,078
2		Hugoton Royalty Trust	53
96,300	@@	LUKOIL ADR	7,321,555
373,900	@	Newfield Exploration Co.	14,410,106
78,021	@@, #	OAO Gazprom ADR	8,469,278
341,900		Occidental Petroleum Corp.	16,448,809
267,600	@, L	Parallel Petroleum Corp.	5,368,056
269,600	@, L	PetroHawk Energy Corp.	2,798,448
450,200	@@	Petroleo Brasileiro SA	9,414,797
277,400	@	Plains Exploration & Production Co.	11,903,234
314,300	L	Rowan Cos., Inc.	9,941,309
237,500	@@	Royal Dutch Shell PLC ADR	15,698,750
332,600	@, L	Southwestern Energy Co.	9,934,762
146,600	@@, L	Total SA ADR	9,666,804
230,343		XTO Energy, Inc.	9,704,351
			272,448,947
		Oil & Gas Services: 16.2%
384,800	@, L	Allis-Chalmers Energy, Inc.	5,633,472
169,500	@	FMC Technologies, Inc.	9,102,150
280,500	@, L	Hercules Offshore, Inc.	8,709,525
547,600	@	Key Energy Services, Inc.	7,447,360
97,100	@, L	National Oilwell Varco, Inc.	5,685,205
349,000		Schlumberger Ltd.	21,648,470
358,800	@, L	Superior Energy Services	9,422,088
361,300	@, L	Weatherford International Ltd.	15,073,438
			82,721,708
		Total Long-Term Investments
		(Cost $514,441,222)	508,243,171

Principal Amount			Value

SHORT-TERM INVESTMENTS: 24.9%

		Repurchase Agreements: 0.2%
$838,000		Morgan Stanley Repurchase Agreement dated, 09/29/06, 5.300%, due 10/02/06, $838,370 to be received upon repurchase (Colaterallized by $860,000 Federal National Mortage Association, 6.000%, Market Value plus accrued interest $887,827, due 04/28/06)	$838,000

		Total Repurchase Agreements
		(Cost $838,000)	838,000

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending CollateralCC: 24.7%
$125,807,554		The Bank of New York Institutional Cash Reserve Fund		$125,807,554

		Total Securities Lending Collateral
		(Cost $125,807,554)		125,807,554

		Total Short-Term Investments
		(Cost $126,645,554)		126,645,554

		Total Investments in Securities
		(Cost $641,086,776)*	124.6%	$634,888,725
		Other Assets and Liabilities — Net	(24.6)	(125,203,160
		Net Assets	100.0%	$509,685,565

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	*	Cost for federal income tax purposes is $641,358,293.

		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$29,503,112
		Gross Unrealized Depreciation		(35,972,680)
		Net Unrealized Depreciation		$(6,469,568)

PORTFOLIO OF INVESTMENTS
ING Global Technology Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 93.6%

		Biotechnology: 3.5%
20,400	@	Amgen, Inc.	$1,459,212
20,400	@	Genzyme Corp.	1,376,388
			2,835,600
		Computers: 15.0%
86,700	@	BISYS Group, Inc.	941,562
106,130	@	EMC Corp.	1,271,437
128,800	@@	Foxconn Technology Co., Ltd.	1,159,509
67,700		Hewlett-Packard Co.	2,483,913
9,300		International Business Machines Corp.	762,042
38,600		Jack Henry & Associates, Inc.	840,322
50,400	@	Perot Systems Corp.	695,016
14,800	@	Sandisk Corp.	792,392
80,800	@	Seagate Technology, Inc.	1,865,672
232,700	@, L	Sun Microsystems, Inc.	1,156,519
			11,968,384
		Electronics: 11.0%
24,200	@	Agilent Technologies, Inc.	791,098
24,700		Amphenol Corp.	1,529,671
37,900	@	Arrow Electronics, Inc.	1,039,597
151,200	@, @@	Flextronics International Ltd.	1,911,168
194,300	@@	HON HAI Precision Industry Co., Ltd	1,182,583
28,600		Jabil Circuit, Inc.	817,102
100,700		Symbol Technologies, Inc.	1,496,402
			8,767,621
		Healthcare — Products: 1.8%
40,200	@	St. Jude Medical, Inc.	1,418,658
			1,418,658
		Internet: 7.7%
35,600	@, L	Akamai Technologies, Inc.	1,779,644
1,910	@	Google, Inc.	767,629
50,700	@, L	McAfee, Inc.	1,240,122
81,700	@, L	Symantec Corp.	1,738,576
23,080	@, L	Yahoo!, Inc.	583,462
			6,109,433
		Media: 1.0%
200,000	@, L	Sirius Satellite Radio, Inc.	782,000
			782,000
		Semiconductors: 24.6%
60,200	@	Altera Corp.	1,106,476
90,700	L	Applied Materials, Inc.	1,608,111
71,800	@, @@, L	ASML Holding NV	1,671,504
28,100	@, L	Broadcom Corp.	852,554
121,500	@	Integrated Device Technology, Inc.	1,951,290
80,400		Intel Corp.	1,653,828
25,100		KLA-Tencor Corp	1,116,197
62,900		Maxim Integrated Products	1,765,603
32,900	L	Microchip Technology, Inc.	1,066,618
63,800	@, L	Nvidia Corp.	1,887,842
92,700	@	QLogic Corp.	1,752,030

PORTFOLIO OF INVESTMENTS
ING Global Technology Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Semiconductors (continued)
205,500	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		$1,972,800
36,000		Texas Instruments, Inc.		1,197,000
				19,601,853
		Software: 15.0%
41,900	@, L	Adobe Systems, Inc.		1,569,155
30,500		Automatic Data Processing, Inc.		1,443,870
127,200	@	BEA Systems, Inc.		1,933,440
28,790	@	Electronic Arts, Inc.		1,603,027
25,810		First Data Corp.		1,084,020
16,900	@@, L	Infosys Technologies Ltd. ADR		806,637
29,010		Microsoft Corp.		792,843
48,100	@	Oracle Corp.		853,294
23,200	@@, L	SAP AG ADR		1,148,400
20,000	@@, L	Satyam Computer Services Ltd. ADR		773,800
				12,008,486
		Telecommunications: 14.0%
57,500	@	ADC Telecommunications, Inc.		862,500
45,400	L	AT&T, Inc.		1,478,224
76,900	@	Corning, Inc.		1,877,129
53,500	@, L	Juniper Networks, Inc.		924,480
76,100		Motorola, Inc.		1,902,500
51,600	@@	Nokia OYJ ADR		1,016,006
39,780		Qualcomm, Inc.		1,446,003
23,200	@@, L	Telefonaktiebolaget LM Ericsson ADR		799,240
75,700	@	Tellabs, Inc.		829,672
				11,135,754
		Total Common Stock
		(Cost $68,171,196)		74,627,789

Principal Amount				Value

SHORT-TERM INVESTMENTS: 22.7%

		Repurchase Agreements: 5.8%
$4,639,000		Morgan Stanley Repurchase Agreement dated, 09/29/06, 5.300%, due 10/02/06, $4,641,049 to be received upon repurchase (Colaterallized by $4,975,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $4,734,210, due 09/18/07)		$4,639,000

		Total Repurchase Agreements
		(Cost $4,639,000)		4,639,000

13,483,989		Securities Lending CollateralCC: 16.9%
		The Bank of New York Institutional Cash Reserve Fund		13,483,989

		Total Securities Lending Collateral
		(Cost $13,483,989)		13,483,989

		Total Short-Term Investments
		(Cost $18,122,989)		18,122,989

		Total Investments in Securities
		(Cost $86,294,185)*	128.6%	$92,750,778
		Other Assets and Liabilities — Net	(28.6)	(12,969,847)
		Net Assets	100.0%	$79,780,931

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.

PORTFOLIO OF INVESTMENTS
ING Global Technology Portfolio	as of September 30, 2006 (Unaudited) (continued)

L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $86,313,367.

	Net unrealized appreciation consists of:	$7,080,010
	Gross Unrealized Appreciation	(642,599)
	Gross Unrealized Depreciation	$6,437,411
	Net Unrealized Appreciation

PORTFOLIO OF INVESTMENTS
ING International Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.7%

		Belgium: 1.8%
56,851		InBev NV	$3,131,340
			3,131,340
		Brazil: 1.4%
32,582		Uniao de Bancos Brasileiros SA ADR	2,411,068
			2,411,068
		Canada: 1.3%
73,600		Agnico-Eagle Mines Ltd.	2,291,168
			2,291,168
		China: 0.8%
1,010,800		Guangzhou R&F Properties Co., Ltd.	1,424,603
			1,424,603
		Finland: 2.7%
237,231		Nokia OYJ	4,673,183
			4,673,183
		France: 8.4%
29,129	@	Alstom	2,633,677
52,200		Carrefour SA	3,294,330
28,200	L	Groupe Danone	3,954,906
16,555		PPR	2,453,052
15,700		Societe Generale	2,494,294
			14,830,259
		Germany: 6.3%
15,067		Allianz AG	2,601,775
136,369		Deutsche Lufthansa AG	2,881,109
37,042		MAN AG	3,123,497
17,200		Wincor Nixdorf AG	2,492,960
			11,099,341
		Greece: 1.4%
95,480		Alpha Bank AE	2,548,207
			2,548,207
		Hong Kong: 1.6%
255,000		Hutchison Whampoa Ltd.	2,249,483
735,000	@	Shui On Land Ltd.	504,740
			2,754,223
		India: 4.4%
36,128		Bajaj Auto Ltd.	2,354,853
64,598	L	Infosys Technologies Ltd. ADR	3,083,263
267,936		Patni Computer Systems Ltd.	2,243,614
			7,681,730
		Italy: 3.5%
92,700		Banco Popolare di Verona e Novara Scrl	2,561,790
439,400		UniCredito Italiano S.p.A.	3,646,554
			6,208,344

PORTFOLIO OF INVESTMENTS
ING International Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Japan: 21.5%
49,600	L	Aeon Mall Co., Ltd.	$2,625,489
106,200		Chugai Pharmaceutical Co., Ltd.	2,285,309
141,000		Mitsubishi Estate Co., Ltd.	3,083,687
434		Mitsubishi UFJ Financial Group, Inc.	5,584,593
17,000		Nintendo Co., Ltd.	3,505,228
138,200		Nomura Holdings, Inc.	2,433,043
11,600		ORIX Corp.	3,205,014
157,797		Ricoh Co., Ltd.	3,139,945
29,000		Ryohin Keikaku Co., Ltd.	2,053,161
150,000		Sekisui House Ltd.	2,270,468
35,600		Tokyo Electron Ltd.	2,631,688
6,009	L	Yahoo! Japan Corp.	2,260,294
26,100		Yamada Denki Co., Ltd.	2,620,905
			37,698,824
		Malaysia: 1.4%
370,400		Genting BHD	2,419,262
			2,419,262
		Mexico: 1.3%
745,200	@	Cemex SA de CV	2,249,021
			2,249,021
		Russia: 1.1%
855,826		TNK-BP Holding	1,899,934
			1,899,934
		Singapore: 1.5%
209,900	@	Flextronics International Ltd.	2,653,136
			2,653,136
		Sweden: 4.1%
135,437		Assa Abloy AB	2,516,749
194,500		Nordea Bank AB	2,547,487
190,100		Sandvik AB	2,177,454
			7,241,690
		Switzerland: 9.9%
251,546		ABB Ltd.	3,314,182
95,505		Novartis AG	5,572,068
35,910	S	Roche Holding AG	6,204,069
9,600		Zurich Financial Services AG	2,357,013
			17,447,332
		Taiwan: 2.8%
403,200		HON HAI Precision Industry Co., Ltd	2,454,028
3,271,317		Taiwan Cement Corp.	2,451,589
			4,905,617
		Thailand: 1.3%
770,700		Bangkok Bank PLC	2,249,690
			2,249,690
		United Kingdom: 18.0%
105,900		Anglo American PLC	4,452,594
87,230		AstraZeneca PLC	5,448,233
322,383		Capita Group PLC	3,303,342
93,200	@	CSR PLC	1,470,123
203,500		Diageo PLC	3,593,617
106,436		Imperial Tobacco Group PLC	3,543,616
948,980		Legal & General Group PLC	2,528,270
90,194		Rio Tinto PLC	4,268,201

PORTFOLIO OF INVESTMENTS
ING International Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares	Value

		United Kingdom (continued)
244,966		WPP Group PLC	3,034,392
			31,642,388
		United States:2.2%
45,700	L	ENSCO International, Inc.	2,003,031
61,200	L	Rowan Cos., Inc.	1,935,753
			3,938,784
		Total Common Stock
		(Cost $159,207,200)	173,399,144

Principal Amount			Value

SHORT- TERM INVESTMENTS: 6.5%

	Securities Lending CollateralCC: 6.5%
$11,415,684	The Bank of New York Institutional Cash Reserves Fund		$11,415,684

	Total Securities Lending Collateral		11,415,684
	(Cost $11,415,684)

	Total Investments in Securities
	(Cost $170,622,884)*	105.2%	$184,814,828
	Other Assets and Liabilities — Net	(5.2)	(9,131,919)
	Net Assets	100.0%	$175,682,909

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $171,069,723.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$18,188,313
	Gross Unrealized Depreciation		(4,443,208)
	Net Unrealized Appreciation		$13,745,105

ING International Portfolio Forward Foreign Currency Contracts as of September 30, 2006:

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

USD	1,244,942	HKD	9,687,891	10/03/06	1,243,643	(1,299)
USD	509,978	HKD	3,971,966	10/04/06	509,900	(78)
					1,753,543	(1,377)

Percentage of
Industry	Net Assets
Advertising	1.7%
Agriculture	2.0
Airlines	1.6
Banks	13.7
Beverages	3.8
Building Materials	2.7
Commercial Services	1.9
Computers	1.4
Diversified Financial Services	3.2
Electronics	2.9
Engineering & Construction	1.9
Food	4.1
Hand/Machine Tools	1.2
Holding Companies - Diversified	1.3
Home Builders	1.3
Insurance	4.3
Internet	1.3
Leisure Time	1.3
Lodging	1.4
Machinery - Diversified	3.3
Metal Fabricate/Hardware	1.4
Mining	6.3

PORTFOLIO OF INVESTMENTS
ING International Portfolio	as of September 30, 2006 (Unaudited) (continued)

Office/Business Equipment	1.8
Oil & Gas	3.3
Pharmaceuticals	11.1
Real Estate	4.4
Retail	4.1
Semiconductors	2.3
Software	3.0
Telecommunications	2.7
Toys/Games/Hobbies	2.0
Securities Lending Collateral	6.5
Other Assets and Liabilities - Net	(5.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.5%

		Auto Manufacturers: 1.2%
82,270	@@, L	Tata Motors Ltd. ADR	$1,528,577
			1,528,577
		Banks: 5.2%
77,259	@@	ICICI Bank Ltd.	1,177,686
116,270	@@, L	ICICI Bank Ltd. ADR	3,570,652
115	@@	Mitsubishi UFJ Financial Group, Inc.	1,479,788
58	@@	Mizuho Financial Group, Inc.	450,328
			6,678,454
		Building Materials: 6.6%
116,590	@, @@, L	Cemex SA de CV ADR	3,507,027
610,620	@@	Gujarat Ambuja Cements Ltd. GDR	1,587,612
122,260		Masco Corp.	3,352,369
			8,447,008
		Chemicals: 2.5%
62,526	@, @@	Reliance Industries Ltd. GDR	602,125
50,646	@@, #, L	Reliance Industries Ltd. GDR	2,572,817
			3,174,942
		Commercial Services: 0.4%
5,235		Moody’s Corp.	342,264
156,627	@, @@, I	Sydney Roads Group	129,575
			471,839
		Computers: 4.8%
271,175	@	Ceridian Corp.	6,063,473
			6,063,473
		Diversified Financial Services: 4.8%
85,130	@	E*Trade Financial Corp.	2,036,310
48,833		JPMorgan Chase & Co.	2,293,198
22,375		Merrill Lynch & Co., Inc.	1,750,173
			6,079,681
		Electric: 4.6%
1,395,226	@@	Datang International Power Generation Co., Ltd	1,046,666
66,340	@	NRG Energy, Inc.	3,005,202
635,793	@@	NTPC Ltd.	1,801,561
			5,853,429
		Engineering & Construction: 0.8%
37,640	@@	Larsen & Toubro Ltd.	1,042,228
			1,042,228
		Entertainment: 0.8%
209,348	@@	EMI Group PLC	1,041,980
			1,041,980
		Food: 0.5%
57,287	@@	Cadbury Schweppes PLC	608,799
			608,799
		Forest Products & Paper: 2.4%
74,559	@@, #, I	Ballarpur Industries Ltd. GDR	976,126
62,560		Plum Creek Timber Co., Inc.	2,129,542
			3,105,668
		Healthcare — Services: 7.3%
117,895	@	Coventry Health Care, Inc.	6,073,950
61,480		Manor Care, Inc.	3,214,174
			9,288,124

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Household Products/Wares: 1.6%
50,208	@@	Reckitt Benckiser PLC	$2,079,954
			2,079,954
		Insurance: 3.1%
546	@	Berkshire Hathaway, Inc.	1,733,004
20,430		Loews Corp.	774,297
23,665		MBIA, Inc.	1,453,978
			3,961,279
		Investment Companies: 1.9%
264,555	@@	Macquarie Airports Management Ltd.	604,878
752,440	@@	Macquarie Infrastructure Group	1,793,676
			2,398,554
		Iron/Steel: 2.6%
6,785	@@	Salzgitter AG	636,991
225,886	@@	Tata Steel Ltd.	2,633,612
			3,270,603
		Lodging: 2.2%
11,030	L	Harrah’s Entertainment, Inc.	732,723
36,625	L	Station Casinos, Inc.	2,118,024
			2,850,747
		Machinery — Diversified: 0.3%
11,280		Graco, Inc.	440,597
			440,597
		Media: 9.5%
167,880	@@	British Sky Broadcasting PLC	1,714,217
1,795	@@	Grupo Televisa SA ADR	38,162
312,341	@, L	Liberty Global, Inc.	8,039,657
38,341	@, L	Liberty Global, Inc. - Serise C	960,825
8,280	@	Liberty Media Holding Corp.	691,960
71,220	@, L	Playboy Enterprises, Inc.	670,180
6,193	@@	TVSL SA	1
			12,115,002
		Metal Fabricate/Hardware: 1.4%
225,470	@@	Bharat Forge Ltd.	1,758,606
			1,758,606
		Mining: 0.8%
47,440	@@	Cia Vale do Rio Doce ADR	1,022,806
			1,022,806
		Miscellaneous Manufacturing: 2.6%
119,255	@@	Tyco International Ltd.	3,337,947
			3,337,947
		Oil & Gas: 5.5%
36,410		Chesapeake Energy Corp.	1,055,162
42,470	@	Forest Oil Corp.	1,341,627
34,373	@, L	Mariner Energy, Inc.	631,432
45,330	@@	SK Corp.	3,012,803
14,165	@@	Suncor Energy, Inc.	1,020,588
			7,061,612
		Packaging & Containers: 4.8%
393,260	@	Owens-Illinois, Inc.	6,064,069
			6,064,069
		Pipelines: 2.7%
81,616	@	Kinder Morgan Management, LLC	3,445,828
			3,445,828

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Real Estate: 8.6%
955,000	@@	CapitaLand Ltd.	$3,028,446
15,000	@@	Mitsubishi Estate Co., Ltd.	328,052
137,690	L	St. Joe Co.	7,555,050
			10,911,548
		Real Estate Investment Trusts: 3.0%
34,515	L	Vornado Realty Trust	3,762,135
			3,762,135
		Retail: 1.5%
45,082	@@	Pantaloon Retail India Ltd.	1,848,477
			1,848,477
		Software: 2.0%
108,020		CA, Inc.	2,558,997
			2,558,997
		Transportation: 0.5%
74,000	@@, #, I, L	All America Latina Logistica SA GDR	579,457
			579,457
		Total Common Stock
		(Cost $105,438,805)	122,852,420

Principal Amount				Value

CORPORATE BONDS/NOTES: 0.0%

		Retail: 0.0%
$25,000	C, **	Ames Department Stores, Inc., 10.000%, due 04/15/06		$—

		Total Corporate Bonds/Notes
		(Cost $11,111)		—

		Total Long-Term Investments
		(Cost $105,449,916)		122,852,420

SHORT-TERM INVESTMENTS: 23.0%

		Commercial Paper: 3.6%
4,600,000		Prudential Funding, LLC 5.340%, due 10/02/06		4,598,635

		Total Commercial Paper
		(Cost $4,598,635)		4,598,635

		Securities Lending CollateralCC: 19.4%
24,605,629		The Bank of New York Institutional Cash Reserves Fund		24,605,629

		Total Securities Lending Collateral		24,605,629
		(Cost $24,605,629)

		Total Short-Term Investments
		(Cost $29,204,264)		29,204,264

		Total Investments in Securities
		(Cost $134,654,180)*	119.5%	$152,056,684
		Other Assets and Liabilities — Net	(19.5)	(24,814,006)
		Net Assets	100.0%	$127,242,678

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2006 (Unaudited) (continued)

**	Defaulted Security
*	Cost for federal income tax purposes is $134,662,421.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,529,688
Gross Unrealized Depreciation	(3,135,425)
Net Unrealized Appreciation	$17,394,263

ING Janus Contrarian Portfolio Forward Foreign Currency Contracts as of September 30, 2006:

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

AUD	44,963	USD	34,048	10/10/06	34,048	0
AUD	130	USD	99	10/10/06	99	0
USD	7,026	AUD	9,263	10/10/06	7,026	0
USD	24,209	AUD	31,917	10/10/06	24,209	0
GBP	3,215,000	USD	5,755,204	10/19/06	6,021,156	(265,952)
KRW	603,400,000	USD	640,382	10/19/06	638,006	2,376
USD	365,272	GBP	200,000	10/19/06	374,566	9,294
USD	379,512	GBP	200,000	10/19/06	374,566	(4,946)
USD	189,478	GBP	100,000	10/19/06	187,283	(2,195)
KRW	65,000,000	USD	68,566	03/14/07	69,025	(459)
AUD	2,877,000	USD	2,191,843	04/18/07	2,135,303	56,540
AUD	800,000	USD	610,208	04/18/07	593,758	16,450
JPY	252,700,000	USD	2,270,593	04/18/07	2,191,959	78,634
JPY	15,000,000	USD	134,140	04/18/07	130,112	4,028
SGD	3,710,000	USD	2,387,618	04/18/07	2,357,576	30,042
SGD	700,000	USD	450,364	04/18/07	444,826	5,538
USD	114,026	AUD	150,000	04/18/07	111,330	(2,696)
USD	341,595	AUD	450,000	04/18/07	333,989	(7,606)
USD	218,652	JPY	25,000,000	04/18/07	216,854	(1,798)
USD	192,579	SGD	300,000	04/18/07	190,640	(1,939)
					16,436,331	(84,689)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 92.2%

		Austria: 1.1%
65,400		Raiffeisen International Bank Holding AG	$6,970,387
			6,970,387
		Brazil: 11.7%
172,050		Cia de Bebidas das Americas - Common Shares ADR	7,807,629
20,530	L	Cia de Bebidas das Americas - Preference Share ADR	823,664
929,000		Cia Vale do Rio Doce ADR	17,195,790
185,470	L	Empresa Brasileira de Aeronautica SA ADR	7,283,407
85,280	L	Gol Linhas Aereas Inteligentes SA ADR	2,929,368
312,800		Perdigao SA	3,206,693
446,219		Petroleo Brasileiro SA ADR	33,395,030
			72,641,581
		Chile: 1.1%
150,550		Banco Santander Chile SA ADR	6,812,388
			6,812,388
		China: 0.8%
1,740,000	L	Anhui Conch Cement Co., Ltd.	3,443,862
1,326,000	L	Tsingtao Brewery Co., Ltd.	1,784,542
			5,228,404
		Egypt: 2.6%
282,870		Orascom Telecom Holding SAE	16,117,709
			16,117,709
		Hong Kong: 4.7%
1,752,000		China Mobile Ltd.	12,361,804
981,500		Esprit Holdings Ltd.	8,944,274
3,989,000	L	GOME Electrical Appliances Holdings Ltd.	3,237,470
1,599,000	L	Yue Yuen Industrial Holdings	4,963,721
			29,507,269
		Hungary: 1.6%
95,465	L	OTP Bank Nyrt GDR	6,010,495
18,024	L	Richter Gedeon Nyrt GDR	3,730,968
			9,741,463
		India: 7.0%
299,620		HDFC Bank Ltd. ADR	18,291,801
156,900		Infosys Technologies Ltd. ADR	7,488,837
247,799	@	Reliance Industries Ltd. GDR	2,386,304
306,999	@, #, I, L	Reliance Industries Ltd. GDR	15,595,549
1		Tata Motors Ltd. ADR	19
			43,762,510
		Indonesia: 2.4%
9,354,000		Bank Rakyat Indonesia	4,957,227
196,570		Telekomunikasi Indonesia Tbk PT ADR	7,107,971
6,059,000		Unilever Indonesia Tbk PT	3,021,216
			15,086,414
		Israel: 1.6%
1,065,951		Bank Hapoalim BM	5,025,613
143,100		Teva Pharmaceutical Industries Ltd. ADR	4,878,279
			9,903,892
		Luxembourg: 1.4%
243,375		Tenaris SA ADR	8,610,608
			8,610,608

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Malaysia: 0.9%
478,100		British American Tobacco Malaysia Bhd	$5,541,967
			5,541,967
		Mexico: 9.0%
533,740		Alfa SA de CV	2,917,267
705,100		America Movil SA de CV ADR	27,759,787
1		Grupo Aeroportuario del Sureste SA de CV ADR	37
3,067,000		Grupo Financiero Banorte SA de CV	9,599,370
4,608,560		Wal-Mart de Mexico SA de CV	15,677,655
			55,954,116
		Russia: 5.4%
94,620		Mobile Telesystems Finance SA ADR	3,573,797
204,767		OAO Gazprom ADR	8,891,086
5,886		Sberbank RF	12,818,606
132,320	@	Vimpel-Communications OAO ADR	8,017,269
			33,300,758
		South Africa: 9.0%
1,964,617		African Bank Investments Ltd.	5,565,847
1,872,938	#	FirstRand Ltd.	4,247,794
74,912	L	Impala Platinum Holdings Ltd.	12,326,932
194,032	@	Imperial Holdings Ltd.	3,211,181
693,384		Massmart Holdings Ltd.	5,060,705
919,100		MTN Group Ltd.	7,417,662
1,873,000	@	Network Healthcare Holdings Ltd.	2,978,593
1,059,298		RMB Holdings Ltd.	3,664,970
3,667,538		Steinhoff International Holdings Ltd.	11,804,159
			56,277,843
		South Korea: 20.8%
93,990		Hyundai Mobis	9,642,738
132,290		Hyundai Motor Co.	11,314,028
226,446		Kookmin Bank	17,734,361
445,849	#, L	KT&G Corp. GDR	13,542,708
39,850		Posco	10,374,280
60,663		Samsung Electronics Co., Ltd.	42,528,923
36,493		Shinsegae Co., Ltd.	18,889,180
238,640		SK Telecom Co., Ltd. ADR	5,639,063
			129,665,281
		Taiwan: 7.5%
6,511,128		Chinatrust Financial Holding Co., Ltd.	4,849,591
2,510,220		Chunghwa Telecom Co., Ltd.	4,186,694
2,870,398		HON HAI Precision Industry Co., Ltd	17,470,330
866,000		President Chain Store Corp.	1,866,826
2,651,550		Synnex Technology International Corp.	2,362,038
1,653,339		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,872,054
			46,607,533
		Turkey: 2.7%
540,892		Akbank TAS	2,757,059
205,126		Anadolu Efes Biracilik Ve Malt Sanayii AS	5,073,355
359,153	@	Migros Turk TAS	3,598,080
1,010,163		Turkcell Iletisim Hizmet AS	5,189,323
			16,617,817
		United Kingdom: 0.9%
126,041		Anglo American PLC	5,299,428
			5,299,428
		Total Common Stock
		(Cost $434,418,458)	573,647,368

PREFERRED STOCK: 2.6%

		Brazil: 2.6%
525,350		Banco Itau Holding Financeira SA	15,729,331

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares		Value

	Total Preferred Stock
	(Cost $11,540,159)	$15,729,331

	Total Long-Term Investments
	(Cost $445,958,617)	589,376,699

Principal Amount			Value

SHORT-TERM INVESTMENTS: 11.0%

	U.S. Government Agency Obligations: 4.3%
$26,875,280	Federal Home Loan Bank, 4.500%, due 10/02/06		$26,875,280

	Total U.S. Government Agency Obligations
	(Cost $26,875,280)		26,875,280

	Securities Lending CollateralCC: 6.7%
41,747,157	The Bank of New York Institutional Cash Reserves Fund		41,747,157

	Total Securities Lending Collateral		41,747,157
	(Cost $41,747,157)

	Total Short-Term Investments
	(Cost $68,622,437)		68,622,437

	Total Investments in Securities
	(Cost $514,581,054)*	105.8%	$657,999,136
	Other Assets and Liabilities — Net	(5.8)	(35,983,061)
	Net Assets	100.0%	$622,016,075

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $516,454,941.
Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$148,662,875
	Gross Unrealized Depreciation	(7,118,680)
	Net Unrealized Appreciation	$141,544,195

Percentage of
Industry	Net Assets
Aerospace/Defense	1.2%
Agriculture	3.1
Airlines	0.5
Apparel	0.8
Auto Manufacturers	1.8
Auto Parts & Equipment	1.5
Banks	16.3
Beverages	2.5
Building Materials	0.5
Chemicals	2.9
Distribution/Wholesale	1.4
Diversified Financial Services	5.7
Electronics	3.2
Engineering & Construction	0.0
Federal Home Loan Bank	4.3
Food	1.1
Healthcare - Services	0.5
Holding Companies - Diversified	1.5
Household Products/Wares	0.5
Iron/Steel	3.0
Mining	5.6

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Oil & Gas	6.8
Pharmaceuticals	1.4
Retail	6.7
Semiconductors	9.4
Software	1.2
Telecommunication	15.7
Securities Lending Collateral	6.7
Other Assets and Liabilities - Net	(5.8)
Net Assets	100.0%

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% (10% for Liquid Assets) of the Portfolios’ net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Reliance Industries Ltd. GDR	$306,999	4/27/2004	$6,771,270	$15,595,549	2.5%
			$6,771,270	$15,595,549	2.5%

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.5%

		Advertising: 0.7%
4,100	L	Advo, Inc.	$114,718
7,400		Catalina Marketing Corp.	203,500
19,800	@	inVentiv Health, Inc.	634,194
36,400		R.H. Donnelley Corp.	1,925,560
			2,877,972
		Aerospace/Defense: 2.2%
5,400	@, L	AAR Corp.	128,736
26,100	@, L	Alliant Techsystems, Inc.	2,115,666
14,400	@, L	BE Aerospace, Inc.	303,696
6,600		Curtiss-Wright Corp.	200,310
22,500	@	Esterline Technologies Corp.	759,600
9,900	L	Heico Corp.	339,570
11,100	@	K&F Industries Holdings, Inc.	208,458
12,000		Kaman Corp.	216,120
55,050	@	Moog, Inc.	1,908,033
7,300	@	Orbital Sciences Corp.	137,021
83,600	@	TransDigm Group, Inc.	2,041,512
3,500	L	Triumph Group, Inc.	148,225
4,300	L	United Industrial Corp.	230,050
			8,736,997
		Agriculture: 0.1%
48,800	@	Alliance One International, Inc.	200,080
4,095		Vector Group Ltd.	66,421
			266,501
		Airlines: 0.8%
8,400	@	Alaska Air Group, Inc.	319,536
50,400	@, L	Continental Airlines, Inc.	1,426,824
49,100	@	ExpressJet Holdings, Inc.	324,551
44,100	@, L	Mesa Air Group, Inc.	342,216
14,500	@	Republic Airways Holdings, Inc.	225,040
24,800		Skywest, Inc.	608,096
			3,246,263
		Apparel: 1.7%
28,600	@, L	Columbia Sportswear Co.	1,596,738
7,300	@	Deckers Outdoor Corp.	345,436
25,400	@	Guess ?, Inc.	1,232,662
33,400	@, L	Maidenform Brands, Inc.	644,620
2,700		Oxford Industries, Inc.	115,857
19,500		Phillips-Van Heusen	814,515
19,700	@, L	Skechers USA, Inc.	463,147
13,000	L	Steven Madden Ltd.	510,120
40,900	@	Timberland Co.	1,176,693
			6,899,788
		Auto Manufacturers: 0.8%
13,700	@	Navistar International Corp.	353,734
56,000		Oshkosh Truck Corp.	2,826,320
10,300		Wabash National Corp.	141,007
			3,321,061

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Auto Parts & Equipment: 0.4%
14,300	@	Accuride Corp.	$157,443
18,500	@, L	Aftermarket Technology Corp.	328,560
14,000	L	ArvinMeritor, Inc.	199,360
4,800	@	Miller Industries, Inc.	87,696
34,700	@	Tenneco, Inc.	811,633
			1,584,692
		Banks: 7.5%
36,600		Alabama National Bancorp.	2,497,950
9,200		Amcore Financial, Inc.	278,668
6,200		Ameris Bancorp.	168,702
1,440		Associated Banc-Corp.	46,800
1,600		Bancfirst Corp.	74,752
8,625		Bank of Granite Corp.	151,196
21,300		Boston Private Financial Holdings, Inc.	593,844
2,560		Capital Corp. of the West	79,411
7,200		Capitol Bancorp., Ltd.	320,400
4,500		Cardinal Financial Corp.	49,320
6,500		Center Financial Corp.	154,570
10,400		Central Pacific Financial Corp.	380,432
4,370		Chemical Financial Corp.	129,702
5,900		City Bank	277,477
6,400		City Holding Co.	255,168
6,600		Columbia Banking System, Inc.	211,266
16,200		Community Bank System, Inc.	358,992
4,170		Community Trust Bancorp., Inc.	157,001
48,200	L	Corus Bankshares, Inc.	1,077,752
27,600		East-West Bancorp., Inc.	1,093,236
1,100	L	Enterprise Financial Services Corp.	33,946
31,400	@@, L	First Bancorp.	347,284
23,300		First Community Bancorp., Inc.	1,303,635
9,600	@	First Regional Bancorp.	327,072
7,050	L	First Republic Bank	300,048
20,600		First State Bancorp.	534,982
3,600		FNB Corp.	129,636
5,750		Glacier Bancorp., Inc.	196,478
3,400		Great Southern Bancorp., Inc.	95,540
11,300		Greater Bay Bancorp.	318,773
30,700	L	Hancock Holding Co.	1,643,985
47,400		Hanmi Financial Corp.	929,040
4,200		Heritage Commerce Corp.	97,188
22,025		IBERIABANK Corp.	1,343,525
15,419		Independent Bank Corp.	374,373
10,700		International Bancshares Corp.	317,576
7,200	@	Intervest Bancshares Corp.	313,632
6,200		Lakeland Financial Corp.	145,762
2,353	L	Macatawa Bank Corp.	53,860
16,200		MB Financial Corp.	597,294
6,551		Mercantile Bank Corp.	259,092
41,000		Nara Bancorp., Inc.	749,890
11,710	@@	Oriental Financial Group	139,583
9,500		Pacific Capital Bancorp.	256,215
6,200		Peoples Bancorp., Inc.	181,226
1,890		Premierwest Bancorp.	30,221
20,800		PrivateBancorp, Inc.	950,976
39,100	@@	R&G Financial Corp.	291,295
22,337		Republic Bancorp., Inc.	297,752
1,102	L	Republic Bancorp., Inc.	23,307
2,000	@@	Santander Bancorp.	37,780
1,000		Sierra Bancorp.	31,250
3,400		Simmons First National Corp.	98,634
12,900		Southwest Bancorp., Inc.	333,078

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
32,400		Sterling Bancshares, Inc.	$656,100
18,300		Summit Bancshares, Inc.	514,596
59,335	L	SY Bancorp., Inc.	1,760,469
6,700		Taylor Capital Group, Inc.	197,985
3,500		Trico Bancshares	86,625
7,232		Umpqua Holdings Corp.	206,835
79,600		United Bankshares, Inc.	2,962,712
2,000	@	Virginia Commerce Bancorp.	44,400
74,954	@@, L	W Holding Co., Inc.	442,978
17,300		West Coast Bancorp.	528,342
16,400	L	Westamerica Bancorp.	828,364
8,100	@, L	Western Alliance Bancorp.	266,490
9,000		Wilshire Bancorp., Inc.	171,360
			30,107,823
		Beverages: 0.0%
13,000	L	National Beverage Corp.	154,830
			154,830
		Biotechnology: 1.0%
9,600	@	Alexion Pharmaceuticals, Inc.	326,208
2,200	@	Bio-Rad Laboratories, Inc.	155,606
12,500	@, L	Cell Genesys, Inc.	57,125
7,200	@	Diversa Corp.	57,744
3,600	@	Exelixis, Inc.	31,356
12,300	@	GTx, Inc.	113,652
6,800	@, L	ICos. Corp.	170,408
11,500	@	Illumina, Inc.	379,960
20,300	@	Incyte, Corp.	85,869
8,800	@	Integra LifeSciences Holdings Corp.	329,824
19,800	@, L	Lifecell Corp.	637,956
8,800	@, L	Martek Biosciences Corp.	189,288
13,000	@	Myogen, Inc.	456,040
19,700	@	Myriad Genetics, Inc.	485,605
35,300	@, L	Nektar Therapeutics	508,673
			3,985,314
		Building Materials: 2.1%
232,900		Comfort Systems USA, Inc.	2,669,034
8,800	L	ElkCorp	238,920
66,000	@, L	NCI Building Systems, Inc.	3,839,220
34,700	L	Universal Forest Products, Inc.	1,702,035
19,500	@	US Concrete, Inc.	126,945
			8,576,154
		Chemicals: 2.5%
76,100		Airgas, Inc.	2,752,537
43,300		Albemarle Corp.	2,352,489
3,300	L	Balchem Corp.	65,307
7,600		Georgia Gulf Corp.	208,392
24,400		HB Fuller Co.	571,936
32,500	@, L	Hercules, Inc.	512,525
7,600		Kronos Worldwide, Inc.	218,804
8,100		NewMarket Corp.	471,096
6,400	@	Pioneer Cos., Inc.	156,864
37,100	@	PolyOne Corp.	309,043
5,500		Schulman A, Inc.	129,305
18,200		Spartech Corp.	487,214
58,410		UAP Holding Corp.	1,248,222
28,600	@	WR Grace & Co.	379,236
			9,862,970

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services: 3.6%
41,300	L	Aaron Rents, Inc.	$949,074
4,000	@	ACE Cash Express, Inc.	119,560
19,400		Advance America Cash Advance Centers, Inc.	279,748
11,500	@, @@	Alderwoods Group, Inc.	228,045
78,700	@	AMN Healthcare Services, Inc.	1,869,125
3,600		Banta Corp.	171,360
95,300	@, L	BearingPoint, Inc.	749,058
5,200	@	Coinstar, Inc.	149,656
13,500	@	Consolidated Graphics, Inc.	812,295
1,400	@	CRA International, Inc.	66,724
13,700		Deluxe Corp.	234,270
12,228	@	Dollar Financial Corp.	266,815
8,200	@, L	Dollar Thrifty Automotive Group	365,474
21,000	@	First Consulting Group, Inc.	204,750
11,900	@, L	Gartner, Inc.	209,321
9,100	@	Geo Group, Inc.	384,475
2,700		Gevity HR, Inc.	61,506
11,000	@	Heidrick & Struggles International, Inc.	396,000
109,200	@, L	Hudson Highland Group, Inc.	1,070,160
72,800	@	Interactive Data Corp.	1,452,360
3,300	@	Kendle International, Inc.	105,666
46,400	@	Kforce, Inc.	553,552
4,700	@	Korn/Ferry International	98,418
20,300	@	Labor Ready, Inc.	323,379
9,300	@, L	Morningstar, Inc.	343,170
15,600	@	Navigant Consulting, Inc.	312,936
47,100	@	Rent-A-Center, Inc.	1,379,559
12,100	@	Spherion Corp.	86,515
3,200		Startek, Inc.	39,904
30,900	@	TeleTech Holdings, Inc.	482,967
8,700	@	Valassis Communications, Inc.	153,555
11,300	@	Vertrue, Inc.	444,316
5,400	@	Volt Information Sciences, Inc.	191,970
			14,555,683
		Computers: 3.3%
23,400		Agilysys, Inc.	328,536
4,300	@	Ansoft Corp.	107,113
19,000	@	BISYS Group, Inc.	206,340
69,700	@	Brocade Communications Systems, Inc.	492,082
47,900	@	CACI International, Inc.	2,634,979
34,100	@	Ciber, Inc.	226,083
7,200	@	Covansys Corp.	123,408
6,900	@	Echelon Corp.	56,718
3,500	@	Electronics for Imaging	80,080
23,400	@, L	Gateway, Inc.	44,226
14,400		Imation Corp.	578,160
65,500		Intergraph Corp.	2,808,640
3,300	@	InterVoice, Inc.	20,922
15,900	@, L	Komag, Inc.	508,164
10,200	@, L	Magma Design Automation, Inc.	92,820
4,500	@	Manhattan Associates, Inc.	108,630
54,300	@	McData Corp.	273,129
15,300	@, L	Mentor Graphics Corp.	215,424
13,700	@, L	Merge Technologies, Inc.	94,256
45,500	@, L	Micros Systems, Inc.	2,225,860
3,800		MTS Systems Corp.	122,892
16,700	@, L	Palm, Inc.	243,152
23,400	@	Perot Systems Corp.	322,686
30,900	@	Quantum Corp.	67,362
7,800	@	Radisys Corp.	165,750

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Computers (continued)
18,000	@	Silicon Storage Technology, Inc.	$74,160
21,500	@, L	SYKES Enterprises, Inc.	437,525
6,800	@	Synaptics, Inc.	165,716
7,250		Talx Corp.	177,770
8,500	@, L	Tyler Technologies, Inc.	109,905
			13,112,488
		Cosmetics/Personal Care: 0.1%
11,100	@	Elizabeth Arden, Inc.	179,376
23,800	@, L	Parlux Fragrances, Inc.	121,142
			300,518
		Distribution/Wholesale: 1.7%
18,300		BlueLinx Holdings, Inc.	174,216
14,120	@	Brightpoint, Inc.	200,786
11,900	L	Building Materials Holding Corp.	309,638
12,000	@	Directed Electronics, Inc.	181,200
22,200		Owens & Minor, Inc.	730,158
37,300		Pool Corp.	1,436,050
51,500	@, L	Scansource, Inc.	1,561,995
7,800		United Stationers, Inc.	362,778
39,000		Watsco, Inc.	1,794,390
			6,751,211
		Diversified Financial Services: 1.0%
12,400	@	Accredited Home Lenders Holding Co.	445,656
7,500		Advanta Corp.	276,750
5,700		Asta Funding, Inc.	213,693
4,600		Calamos Asset Management, Inc.	134,872
10,500	@	CompuCredit Corp.	317,205
4,000	@	eSpeed, Inc.	36,800
5,400		Federal Agricultural Mortgage Corp.	142,938
20,900		Friedman Billings Ramsey Group, Inc.	167,827
32,900	@, L	Knight Capital Group, Inc.	598,780
9,100	@, L	LaBranche & Co., Inc.	94,367
5,800	@, L	Marlin Business Services Corp.	121,220
6,500		National Financial Partners Corp.	266,695
5,300		OptionsXpress Holdings, Inc.	147,764
2,400	@	Piper Jaffray Cos.	145,488
3,500	@	TradeStation Group, Inc.	52,745
3,500	@, L	United PanAm Financial Corp.	54,180
10,000		Waddell & Reed Financial, Inc.	247,500
15,500	@	World Acceptance, Corp.	681,690
			4,146,170
		Electric: 1.4%
13,100		Avista Corp.	310,208
6,900	L	Black Hills Corp.	231,909
31,900	@	El Paso Electric Co.	712,646
4,900		Idacorp, Inc.	185,269
29,900		ITC Holdings Corp.	932,880
11,100		NorthWestern Corp.	388,278
59,200	@	Pike Electric Corp.	882,080
29,700		PNM Resources, Inc.	818,829
1,833		UIL Holdings Corp.	68,738
21,200		Unisource Energy Corp.	706,596
23,800		Westar Energy, Inc.	559,538
			5,796,971
		Electrical Components & Equipment: 0.7%
18,800	@	Advanced Energy Industries, Inc.	320,352
9,100	@, L	Encore Wire Corp.	321,139

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electrical Components & Equipment (continued)
56,800	@, L	General Cable Corp.	$2,170,328
2,200		Insteel Industries, Inc.	43,714
6,900	@, L	Power-One, Inc.	49,956
			2,905,489
		Electronics: 1.1%
5,000		Bel Fuse, Inc.	160,450
22,550	@	Benchmark Electronics, Inc.	606,144
8,500	@	Checkpoint Systems, Inc.	140,335
16,200		CTS Corp.	223,236
27,500	@, L	Cymer, Inc.	1,207,525
10,100	@, L	Itron, Inc.	563,580
7,800	@	Kemet Corp.	62,946
3,900	@	Molecular Devices Corp.	72,111
12,800	@, L	Plexus Corp.	245,760
3,100	@	Rofin-Sinar Technologies, Inc.	188,387
12,700		Technitrol, Inc.	379,095
25,200	@	TTM Technologies, Inc.	294,840
9,000		Watts Water Technologies, Inc.	285,840
			4,430,249
		Energy — Alternate Sources: 0.1%
12,700	@	Evergreen Solar, Inc.	105,410
7,400	@	Headwaters, Inc.	172,790
			278,200
		Engineering & Construction: 0.1%
5,700		Washington Group International, Inc.	335,502
			335,502
		Entertainment: 0.1%
4,950		Dover Downs Gaming & Entertainment, Inc.	60,143
4,200	@, L	Macrovision Corp.	99,498
22,000		Six Flags, Inc.	115,060
7,800	@	Steinway Musical Instruments	218,400
			493,101
		Environmental Control: 1.0%
2,300	@, L	Aleris International, Inc.	116,242
6,400	L	American Ecology Corp.	126,336
1,700	@	Clean Harbors, Inc.	74,035
19,400		Metal Management, Inc.	540,096
6,700	@	Tetra Tech, Inc.	116,714
83,000	@, L	Waste Connections, Inc.	3,146,530
			4,119,953
		Food: 0.4%
28,100	L	Chiquita Brands International, Inc.	375,978
5,500		Flowers Foods, Inc.	147,840
12,000		J&J Snack Foods Corp.	373,200
3,700	L	Nash Finch Co.	87,061
5,700	L	Pilgrim’s Pride Corp.	155,895
19,400		Spartan Stores, Inc.	327,860
			1,467,834
		Forest Products & Paper: 0.0%
5,900		Rock-Tenn Co.	116,820
			116,820
		Gas: 1.2%
31,100		Atmos Energy Corp.	887,905
22,300	L	New Jersey Resources Corp.	1,099,390

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Gas (continued)
11,800		Nicor, Inc.	$504,568
22,600		Northwest Natural Gas Co.	887,728
9,900		South Jersey Industries, Inc.	296,109
19,100		Southwest Gas Corp.	636,412
12,600		WGL Holdings, Inc.	394,884
			4,706,996
		Hand/Machine Tools: 0.3%
31,500		Regal-Beloit Corp.	1,370,250
			1,370,250
		Healthcare — Products: 3.3%
32,700	@	Advanced Medical Optics, Inc.	1,293,285
6,100		Arrow International, Inc.	194,041
32,600	@, L	Arthrocare Corp.	1,527,636
2,800	@, L	Aspect Medical Systems, Inc.	47,796
3,800	@, L	Biosite, Inc.	175,674
3,900	@	Conmed Corp.	82,329
49,500	@	Encore Medical Corp.	311,850
7,700	@	Haemonetics Corp.	360,360
12,300	@, L	Hologic, Inc.	535,296
18,400	@	Idexx Laboratories, Inc.	1,676,976
20,750	@	Immucor, Inc.	465,008
4,200	@	Inverness Medical Innovations, Inc.	145,992
5,800	@, L	Kyphon, Inc.	217,036
14,100	L	LCA-Vision, Inc.	582,471
5,300		Mentor Corp.	267,067
12,600	@, L	Neurometrix, Inc.	239,526
4,000	@, L	Palomar Medical Technologies, Inc.	168,800
8,700	L	PolyMedica Corp.	372,447
137,100	@	PSS World Medical, Inc.	2,740,629
10,300	@	Stereotaxis, Inc.	106,605
32,400	L	Steris Corp.	779,544
4,300	@, L	SurModics, Inc.	151,016
23,400	@	Thoratec Corp.	365,274
20,400	@	Viasys Healthcare, Inc.	555,696
			13,362,354
		Healthcare — Services: 2.2%
5,300	@, L	Air Methods Corp.	125,080
39,800	@	Alliance Imaging, Inc.	310,838
14,400	@, L	Apria Healthcare Group, Inc.	284,256
20,700	@	Centene Corp.	340,308
37,800	@	Five Star Quality Care, Inc.	406,728
7,200	@	Genesis HealthCare Corp.	342,936
68,700	@, L	Kindred Healthcare, Inc.	2,042,451
64,400	@	LifePoint Hospitals, Inc.	2,274,608
10,900	@, L	Magellan Health Services, Inc.	464,340
2,500	@	Molina Healthcare, Inc.	88,400
12,500	@	Res-Care, Inc.	251,125
53,300	@	Sunrise Senior Living, Inc.	1,592,071
10,400	@	Symbion, Inc.	190,944
12,450	@, L	United Surgical Partners International, Inc.	309,134
			9,023,219
		Home Builders: 1.3%
27,800	@	Champion Enterprises, Inc.	191,820
16,500	@	Fleetwood Enterprises, Inc.	111,045
6,100	@	Meritage Homes Corp.	253,821
165,100	@	Williams Scotsman International, Inc.	3,526,536
31,800	L	Winnebago Industries	997,884
			5,081,106

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Home Furnishings: 0.3%
4,300		Ethan Allen Interiors, Inc.	$149,038
16,200	L	Furniture Brands International, Inc.	308,448
12,300		Kimball International, Inc.	237,390
9,200		Stanley Furniture Co., Inc.	196,052
10,300	@	Tempur-Pedic International, Inc.	176,851
			1,067,779
		Household Products/Wares: 2.4%
174		CSS Industries, Inc.	5,171
127,200	@, L	Jarden Corp.	4,193,784
12,600		John H. Harland Co.	459,270
72,700	L	Scotts Miracle-Gro Co.	3,234,423
11,700	@	Spectrum Brands, Inc.	98,748
83,800		Tupperware Corp.	1,630,748
			9,622,144
		Housewares: 0.3%
27,000		Toro Co.	1,138,590
			1,138,590
		Insurance: 3.6%
46,300	@	American Physicians Capital, Inc.	2,239,994
10,100	@, L	Argonaut Group, Inc.	313,403
13,700	L	Commerce Group, Inc.	411,685
31,000		Delphi Financial Group	1,236,280
9,900		Direct General Corp.	133,254
8,800	L	Landamerica Financial Group, Inc.	578,952
16,600	@	Meadowbrook Insurance Group, Inc.	186,916
500	@	Navigators Group, Inc.	24,005
7,500		Odyssey Re Holdings Corp.	253,350
61,500	@, L	PMA Capital Corp.	542,430
82,100	@	ProAssurance Corp.	4,045,888
41,600		RLI Corp.	2,112,864
17,100		Safety Insurance Group, Inc.	832,086
8,500	L	Selective Insurance Group	447,185
28,800		Zenith National Insurance Corp.	1,148,832
			14,507,124
		Internet: 2.3%
500	@	aQuantive, Inc.	11,810
21,900	@	Ariba, Inc.	164,031
7,700	@	Art Technology Group, Inc.	19,712
13,100	@	Avocent Corp.	394,572
2,700	@	Click Commerce, Inc.	61,074
94,600	@, L	CMGI, Inc.	100,276
45,400	@	CNET Networks, Inc.	434,932
7,100	@	Digital Insight Corp.	208,172
8,100	@	Digital River, Inc.	414,072
54,800	@	Digitas, Inc.	527,176
5,700	@	Earthlink, Inc.	41,439
22,500	@	Harris Interactive, Inc.	137,250
13,700	@	Internet Security Systems	380,312
14,900	@	Interwoven, Inc.	164,347
10,900	@	Ipass, Inc.	51,012
15,500	@	j2 Global Communications, Inc.	421,135
8,200	@, L	Lionbridge Technologies	62,566
145,741	@	Liquidity Services, Inc.	2,272,102
6,600	@	NetFlix, Inc.	150,348
23,100	@, L	Openwave Systems, Inc.	216,216

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Internet (continued)
13,600	@	ProQuest Co.	$177,072
11,200	@	RealNetworks, Inc.	118,832
7,400	@, L	Redback Networks, Inc.	102,712
31,800	@	Secure Computing Corp.	201,294
10,900	@	TIBCO Software, Inc.	97,882
38,600	@	Trizetto Group	584,404
61,500		United Online, Inc.	749,070
19,000	@	Valueclick, Inc.	352,260
12,200	@	WebEx Communications, Inc.	476,044
6,100	@	WebMethods, Inc.	46,665
9,200	@, L	Websense, Inc.	198,812
			9,337,601
		Investment Companies: 0.2%
17,400		Medallion Financial Corp.	191,922
35,900	L	Technology Investment Capital Corp.	525,217
			717,139
		Iron/Steel: 0.6%
5,400	@	AK Steel Holding Corp.	65,556
9,800	@, L	Chaparral Steel Co.	333,788
9,200	L	Cleveland-Cliffs, Inc.	350,612
8,150		Gibraltar Industries, Inc.	180,767
22,500		Olympic Steel, Inc.	559,350
3,500	@	Oregon Steel Mills, Inc.	171,045
35,600		Ryerson, Inc.	779,284
1,400	L	Schnitzer Steel Industries, Inc.	44,156
6,400	@	Shiloh Industries, Inc.	86,272
			2,570,830
		Leisure Time: 0.1%
12,400	@	K2, Inc.	145,452
13,800	@, L	Multimedia Games, Inc.	125,304
			270,756
		Lodging: 0.5%
6,500	@, L	Monarch Casino & Resort, Inc.	126,035
52,900	@@	Orient-Express Hotels Ltd.	1,977,402
			2,103,437
		Machinery — Construction & Mining: 0.1%
13,200	@	Astec Industries, Inc.	333,300
			333,300
		Machinery — Diversified: 1.8%
98,175		Applied Industrial Technologies, Inc.	2,395,470
14,000		Briggs & Stratton Corp.	385,700
8,700		Cascade Corp.	397,155
9,000	@, L	Intevac, Inc.	151,200
41,200		Manitowoc Co., Inc.	1,845,348
2,300	@	Middleby Corp.	177,238
5,500		Nacco Industries, Inc.	747,505
1,800		Sauer-Danfoss, Inc.	43,164
40,900		Wabtec Corp.	1,109,617
			7,252,397
		Media: 1.6%
10,300		Belo Corp.	162,843
221,400	@	Charter Communications, Inc.	336,528
66,200	L	Entercom Communications Corp.	1,668,240
45,000	@	Entravision Communications Corp.	334,800
9,200		Gray Television, Inc.	58,972

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media (continued)
74,600	L	Lee Enterprises, Inc.	$1,882,904
41,600	@	Lodgenet Entertainment Corp.	785,408
8,200		Media General, Inc.	309,304
14,900	@, L	Playboy Enterprises, Inc.	140,209
12,100	@	Scholastic Corp.	376,915
27,900		Sinclair Broadcast Group, Inc.	219,015
19,800		World Wrestling Entertainment, Inc.	325,314
			6,600,452
		Metal Fabricate/Hardware: 2.0%
7,200		CIRCOR International, Inc.	219,960
88,200		Commercial Metals Co.	1,793,106
71,000	L	Kaydon Corp.	2,628,420
10,500		Mueller Industries, Inc.	369,285
8,200		NN, Inc.	97,006
6,400	@	NS Group, Inc.	413,120
29,450		Quanex Corp.	893,808
57,491	@	RBC Bearings, Inc.	1,388,408
7,100		Valmont Industries, Inc.	370,975
			8,174,088
		Mining: 0.6%
7,200	@, L	Century Aluminum Co.	242,280
75,500		Compass Minerals International, Inc.	2,137,405
23,300		USEC, Inc.	224,612
			2,604,297
		Miscellaneous Manufacturing: 1.7%
11,800		Acuity Brands, Inc.	535,720
4,200		Ameron International Corp.	279,048
6,700		AO Smith Corp.	264,181
24,500		Aptargroup, Inc.	1,246,560
32,000		Barnes Group, Inc.	561,920
7,400	@, L	Ceradyne, Inc.	304,066
4,000	@	EnPro Industries, Inc.	120,240
4,400		Freightcar America, Inc.	233,200
5,000	@, L	Griffon Corp.	119,350
37,200		Myers Industries, Inc.	632,400
103,700		Reddy Ice Holdings, Inc.	2,509,540
			6,806,225
		Office Furnishings: 0.2%
21,900		Herman Miller, Inc.	749,199
			749,199
		Office/Business Equipment: 0.5%
44,800	@	Global Imaging Systems, Inc.	988,736
81,100		IKON Office Solutions, Inc.	1,089,984
			2,078,720
		Oil & Gas: 2.1%
6,500		Alon USA Energy, Inc.	191,685
3,800	@	ATP Oil & Gas Corp.	140,372
4,500	@	Callon Petroleum Co.	61,020
21,600	@	Denbury Resources, Inc.	624,240
10,700	@	Energy Partners Ltd.	263,755
5,000	@	Giant Industries, Inc.	406,000
55,900	@, L	Grey Wolf, Inc.	373,412
16,600	@	Harvest Natural Resources, Inc.	171,810
36,800	@	Houston Exploration Co.	2,029,520
35,400	@	Parker Drilling Co.	250,632
4,000		Penn Virginia Corp.	253,640

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
15,180	@, L	PetroHawk Energy Corp.	$157,568
39,400	@, L	Southwestern Energy Co.	1,176,878
36,900	L	St. Mary Land & Exploration Co.	1,354,599
9,600	@	Stone Energy Corp.	388,608
8,800	@, L	Swift Energy Co.	368,016
26,400	@	Vaalco Energy, Inc.	189,552
			8,401,307
		Oil & Gas Services: 2.2%
6,700	@	Basic Energy Services, Inc.	163,480
28,000	@	FMC Technologies, Inc.	1,503,600
12,500	@, L	Hanover Compressor Co.	227,750
1,918	@	Helix Energy Solutions Group, Inc.	64,061
7,000	@	Hercules Offshore, Inc.	217,350
6,100	@	Hydril	341,966
13,400	@, L	Input/Output, Inc.	133,062
12,300	@	Lone Star Technologies	595,074
5,100		Lufkin Industries, Inc.	269,892
6,000	@	Newpark Resources	31,980
12,200	@	Oil States International, Inc.	335,500
10,500	L	RPC, Inc.	192,360
7,400	@	T-3 Energy Services, Inc.	148,518
30,700	@	Trico Marine Services, Inc.	1,036,125
10,200	@	Union Drilling, Inc.	112,200
47,500	@	Universal Compression Holdings, Inc.	2,538,875
12,400	@	Veritas DGC, Inc.	816,168
			8,727,961
		Packaging & Containers: 1.0%
4,900	@, L	AEP Industries, Inc.	205,555
3,600		Greif, Inc.	288,396
92,600		Silgan Holdings, Inc.	3,478,056
			3,972,007
		Pharmaceuticals: 2.2%
12,700	@	Adams Respiratory Therapeutics, Inc.	464,693
23,300	@	Adolor, Corp.	323,171
16,700	@	Alkermes, Inc.	264,695
9,500		Alpharma, Inc.	222,205
8,300	@, L	Amylin Pharmaceuticals, Inc.	365,781
21,800	@	Andrx Corp.	532,574
13,200	@, L	Atherogenics, Inc.	173,844
39,850	@	AVANIR Pharmaceuticals	275,762
5,000	@, L	Bentley Pharmaceuticals, Inc.	60,000
16,500	@	BioMarin Pharmaceuticals, Inc.	234,795
14,500	@, @@	Cardiome Pharma Corp.	167,475
28,600	@	Cubist Pharmaceuticals, Inc.	621,764
67,600	@, L	Cypress Bioscience, Inc.	493,480
17,000	@	Durect Corp.	69,700
3,900	L	Mannatech, Inc.	69,108
21,600	@, L	Medarex, Inc.	231,984
19,800		Medicis Pharmaceutical Corp.	640,530
42,600	@	NBTY, Inc.	1,246,902
2,800	@	Par Pharmaceutical Cos., Inc.	51,072
9,200	@	Progenics Pharmaceuticals, Inc.	215,832
38,000	@, L	Renovis, Inc.	522,880
3,800	@, L	Salix Pharmaceuticals Ltd.	51,528
10,200	@, L	Sciele Pharma, Inc.	192,168
10,000	@	Theravance, Inc.	270,400
10,100	@	United Therapeutics Corp.	530,654
16,300		Valeant Pharmaceuticals International	322,414
12,700	@, L	Viropharma, Inc.	154,559
			8,769,970

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Real Estate: 0.3%
12,900		Jones Lang LaSalle, Inc.	$1,102,692
			1,102,692
		Real Estate Investment Trusts: 6.7%
17,700		Alexandria Real Estate Equities, Inc.	1,660,260
28,800		American Home Mortgage Investment Corp.	1,004,256
29,100		Anthracite Capital, Inc.	374,226
22,000		Ashford Hospitality Trust, Inc.	262,460
4,900		BioMed Realty Trust, Inc.	148,666
25,400		Crescent Real Estate EQT Co.	553,974
35,900		EastGroup Properties, Inc.	1,789,974
12,200		Entertainment Properties Trust	601,704
23,400		Equity Inns, Inc.	372,528
104,000		FelCor Lodging Trust, Inc.	2,085,200
47,100		First Potomac Realty Trust	1,423,362
33,300		Franklin Street Properties Corp.	661,338
12,700		Glimcher Realty Trust	314,706
12,000		IMPAC Mortgage Holdings, Inc.	112,440
57,600		Innkeepers USA Trust	938,304
17,200		KKR Financial Corp.	422,088
6,900		LaSalle Hotel Properties	299,046
156,000		Lexington Corporate Properties Trust	3,304,080
34,600		LTC Properties, Inc.	839,050
27,000		MFA Mortgage Investments, Inc.	201,150
47,800		Mid-America Apartment Communities, Inc.	2,926,316
2,400	L	Mills Corp.	40,104
53,400	L	Nationwide Health Properties, Inc.	1,427,916
26,000		Pennsylvania Real Estate Investment Trust	1,106,820
27,600		Post Properties, Inc.	1,311,552
4,100		PS Business Parks, Inc.	247,230
11,100		RAIT Investment Trust	320,235
17,900		Saul Centers, Inc.	805,500
43,500		Sunstone Hotel Investors, Inc.	1,292,820
			26,847,305
		Retail: 6.9%
138,400	L	Applebees International, Inc.	2,976,984
26,700		Asbury Automotive Group, Inc.	550,020
6,300		Bob Evans Farms, Inc.	190,764
9,700		Bon-Ton Stores, Inc.	288,478
25,500		Brown Shoe Co., Inc.	913,920
5,800	@, L	Build-A-Bear Workshop, Inc.	132,066
55,200		Cash America International, Inc.	2,157,216
14,200		CBRL Group, Inc.	574,106
110,300	@, L	Charming Shoppes, Inc.	1,575,084
9,400	@, L	Childrens Place Retail Stores, Inc.	601,882
38,000	@	CSK Auto Corp.	535,800
44,900		Domino’s Pizza, Inc.	1,151,685
26,500	@, L	Dress Barn, Inc.	578,230
5,900	@	Ezcorp, Inc.	228,212
6,500	@	First Cash Financial Services, Inc.	133,835
38,300	@, L	Genesco, Inc.	1,320,201
7,800	L	Group 1 Automotive, Inc.	389,220
12,300	@	Insight Enterprises, Inc.	253,503
8,900	@, L	Jack in the Box, Inc.	464,402
13,600		Lithia Motors, Inc.	336,192
9,100	@	MarineMax, Inc.	231,595
97,900		Men’s Wearhouse, Inc.	3,642,859
11,800		Movado Group, Inc.	299,956
80,700	@, L	New York & Co., Inc.	1,055,556
28,100	@	Pacific Sunwear of California	423,748
18,500	@, L	Pantry, Inc.	1,042,845

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
30,100	@	Papa John’s International, Inc.	$1,086,911
19,700	@	Payless Shoesource, Inc.	490,530
14,600	@	Petco Animal Supplies, Inc.	418,144
7,200	@	Rare Hospitality International, Inc.	220,032
26,800		Ruby Tuesday, Inc.	755,492
17,200	@	Ryan’s Restaurant Group, Inc.	272,964
19,300	@	Select Comfort Corp.	422,284
5,100	@	Shoe Carnival, Inc.	128,622
5,600		Sonic Automotive, Inc.	129,304
12,850		Stage Stores, Inc.	377,019
25,500	@	Tween Brands, Inc.	958,800
4,200		World Fuel Services Corp.	169,890
			27,478,351
		Savings & Loans: 0.8%
4,900		Commercial Capital Bancorp., Inc.	78,106
5,700	L	Downey Financial Corp.	379,278
23,137		First Niagara Financial Group, Inc.	337,337
3,500		First Place Financial Corp.	79,310
5,300	L	FirstFed Financial Corp.	300,616
6,600		Flagstar Bancorp., Inc.	96,030
2,300		Horizon Financial Corp.	68,678
3,900		ITLA Capital Corp.	209,664
15,600		Sterling Financial Corp.	505,908
9,400		TierOne Corp.	318,942
15,200		United Community Financial Corp.	187,264
8,300		WSFS Financial Corp.	516,177
			3,077,310
		Semiconductors: 2.9%
1,800	@	Actel Corp.	27,990
8,900	@	ADE Corp.	284,978
27,900	@, L	AMIS Holdings, Inc.	264,771
43,500	@, L	Amkor Technology, Inc.	224,460
29,600	@	Applied Micro Circuits Corp.	85,544
27,300	@	Asyst Technologies, Inc.	184,548
18,600	@	Axcelis Technologies, Inc.	131,316
13,100	@	Brooks Automation, Inc.	170,955
10,300	@	Cabot Microelectronics Corp.	296,846
30,200	@	Cirrus Logic, Inc.	220,158
10,900		Cohu, Inc.	194,347
97,500	@, L	Conexant Systems, Inc.	195,000
15,100	@	Credence Systems Corp.	43,035
10,050	@, L	Diodes, Inc.	433,859
6,600	@	DSP Group, Inc.	150,810
20,830	@	Entegris, Inc.	227,255
17,100	@	IXYS Corp.	143,469
6,500	@, L	Kopin Corp.	21,775
20,500	@, L	Kulicke & Soffa Industries, Inc.	181,220
13,000	@	Lattice Semiconductor Corp.	88,660
29,100	@, L	LTX Corp.	145,791
23,300	@	Mattson Technology, Inc.	193,390
23,200	@, L	Micrel, Inc.	222,488
4,325		Micron Technology, Inc.	75,255
63,300		Microsemi Corp.	1,193,205
21,400	@	MIPS Technologies, Inc.	144,450
12,200	@	MKS Instruments, Inc.	247,782
19,300	@, L	Omnivision Technologies, Inc.	275,411
89,100	@, L	ON Semiconductor Corp.	523,908
19,500	@, L	Photronics, Inc.	275,535
7,305	@	Rudolph Technologies, Inc.	133,901
2,900	@	Semitool, Inc.	29,986
12,600	@	Semtech Corp.	160,776
24,500	@	Silicon Image, Inc.	311,640

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Semiconductors (continued)
34,500		Skyworks Solutions, Inc.	$179,055
27,700	@	Standard Microsystems Corp.	787,234
2,200	@, L	Sunpower Corp.	61,028
3,500	@, L	Supertex, Inc.	136,045
3,100	@	Tessera Technologies, Inc.	107,818
67,650	@	Varian Semiconductor Equipment Associates, Inc.	2,482,755
14,100	@	Zoran Corp.	226,728
			11,485,177
		Software: 2.9%
38,900	@	Actuate Corp.	171,938
1,400	@	Allscripts Healthcare Solutions, Inc.	31,430
6,400	@	Ansys, Inc.	282,752
155,400	@, L	Aspen Technology, Inc.	1,696,968
8,600	L	Computer Programs & Systems, Inc.	281,822
10,300	@	CSG Systems International	272,229
3,800	@	Digi International, Inc.	51,300
14,700	@	Eclipsys Corp.	263,277
8,800	@	Epicor Software Corp.	115,368
7,300	@	EPIQ Systems, Inc.	107,383
4,200	@	Filenet Corp.	146,286
22,700	@	Hyperion Solutions Corp.	782,696
20,700	@	Informatica Corp.	281,313
11,000	L	infoUSA, Inc.	91,300
6,700	@	InPhonic, Inc.	53,064
46,200		Inter-Tel, Inc.	997,920
8,900	@	JDA Software Group, Inc.	137,238
17,500	L	Keane, Inc.	252,175
13,600	@	Mantech International Corp.	448,936
8,700	@	Mapinfo Corp.	111,621
7,100	@, L	MicroStrategy, Inc.	722,993
4,700	@	MRO Software, Inc.	120,649
16,900	@	Omnicell, Inc.	302,341
16,400	@	Packeteer, Inc.	141,204
31,160	@	Parametric Technology Corp.	544,054
2,100		Pegasystems, Inc.	18,333
39,600	@, L	Per-Se Technologies, Inc.	902,088
25,500	@	Progress Software Corp.	663,000
2,800	L	Quality Systems, Inc.	108,612
18,200	@	Quest Software, Inc.	259,896
1,200	@	SPSS, Inc.	29,916
28,700	@, L	Sybase, Inc.	695,688
8,000	@	Transaction Systems Architects, Inc.	274,560
14,500	@	Wind River Systems, Inc.	155,295
			11,515,645
		Telecommunications: 4.7%
40,500	@, L	3Com Corp.	178,605
22,200	@	Adaptec, Inc.	97,902
16,600	@	Aeroflex, Inc.	170,648
88,900	L	Anixter International, Inc.	5,020,183
29,600	@	Arris Group, Inc.	339,216
8,800		Black Box Corp.	342,496
11,510	@	Broadwing Corp.	145,256
8,900	@	C-COR, Inc.	76,362
2,900	@, L	CalAmp Corp.	17,661
22,000		Centennial Communications Corp.	117,260
265,300	@	Cincinnati Bell, Inc.	1,278,746
60,500		Commonwealth Telephone Enterprises, Inc.	2,494,415
16,500	@, L	CommScope, Inc.	542,190
17,600	L	CT Communications, Inc.	382,272
6,200	@	Ditech Communications Corp.	47,802
96,600	@, L	Dobson Communications Corp.	678,132
20,400	@	Extreme Networks	74,052

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Telecommunications (continued)
39,000	@	Finisar Corp.	$141,570
18,000	@	Foundry Networks, Inc.	236,700
7,700	@@	Golden Telecom, Inc.	232,925
12,100	@	Harmonic, Inc.	88,935
21,700	@	Hypercom Corp.	147,126
14,000	@	Interdigital Communications Corp.	477,400
23,300	@	Lightbridge, Inc.	273,076
5,000	@	Mastec, Inc.	55,350
22,100	@	MRV Communications, Inc.	60,996
9,600	@	Netgear, Inc.	197,664
29,300	@	NTELOS Holdings Corp.	374,161
22,100	L	Plantronics, Inc.	387,413
4,200	@	Polycom, Inc.	103,026
22,000	@, L	Powerwave Technologies, Inc.	167,200
127,800	@	Premier Global Services, Inc.	1,109,304
4,200	@	Radyne Corp.	51,408
50,300	@	RF Micro Devices, Inc.	381,274
4,500	@	SafeNet, Inc.	81,855
8,700	@	Sonus Networks, Inc.	45,762
26,400	@, L	Symmetricom, Inc.	213,048
6,300	@	Syniverse Holdings, Inc.	94,500
8,500	@	Talk America Holdings, Inc.	80,750
14,000	@	Tekelec	181,440
40,300	@, L	Time Warner Telecom, Inc.	766,103
19,100	@, L	Utstarcom, Inc.	169,417
42,600		Windstream Corp.	561,894
			18,683,495
		Textiles: 0.1%
10,100		Unifirst Corp.	315,524
			315,524
		Toys/Games/Hobbies: 0.2%
14,300	@	Jakks Pacific, Inc.	254,969
15,500	@	RC2 Corp.	519,715
			774,684
		Transportation: 1.9%
12,100	@, L	American Commercial Lines, Inc.	719,345
7,300		Arkansas Best Corp.	314,119
32,550	@, L	Genesee & Wyoming, Inc.	755,811
7,100	@	Gulfmark Offshore, Inc.	226,064
87,600		Horizon Lines, Inc.	1,462,920
15,700	@	HUB Group, Inc.	357,646
44,300	L	Landstar System, Inc.	1,891,610
2,950	@	Marten Transport Ltd.	50,416
6,250	@	Old Dominion Freight Line	187,688
900	@	PAM Transportation Services	22,554
2,000	@	Quality Distribution, Inc.	29,440
22,600	@	RailAmerica, Inc.	246,792
28,400	@	Saia, Inc.	925,840
15,600	@	US Xpress Enterprises, Inc.	361,140
			7,551,385
		Trucking & Leasing: 0.1%
4,200	@	Amerco, Inc.	311,430
8,800		Greenbrier Cos., Inc.	255,286
			566,716
		Total Common Stock
		(Cost $360,910,224)	387,178,086

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 0.1%

	U.S. Treasury Bonds: 0.1%
$310,000	2.875%, due 11/30/06		$309,056

	Total U.S. Treasury Obligations
	(Cost $309,071)		309,056

	Total Long-Term Investments
	(Cost $361,219,295)		387,487,142

SHORT-TERM INVESTMENTS: 26.7%

	U.S. Government Agency Obligations: 3.8%
15,321,000	4.500%, due 10/02/06		15,317,170

	Total U.S. Government Agency Obligations
	(Cost $15,317,170)		15,317,170

	Securities Lending CollateralCC: 22.9%
91,603,510	The Bank of New York Institutional Cash Reserves Fund		91,603,510

	Total Securities Lending Collateral		91,603,510
	(Cost $91,603,510)

	Total Short-Term Investments
	(Cost $106,920,680)		106,920,680

	Total Investments in Securities
	(Cost $468,139,975)*	123.3%	$494,407,822
	Other Assets and Liabilities — Net	(23.3)	(93,363,265)
	Net Assets	100.0%	$401,044,557

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $468,699,328.

	Gross Unrealized Appreciation	$47,515,238
	Gross Unrealized Depreciation	(21,806,744)
	Net Unrealized Appreciation	$25,708,494

ING JPMorgan Small Cap Equity Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
Russell 2000	28	$10,249,400	12/14/06	$138,687
				$138,687

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.5%

		Advertising: 0.7%
40,678		R.H. Donnelley Corp.	$2,151,866
			2,151,866
		Aerospace/Defense: 0.6%
23,500		L-3 Communications Holdings, Inc.	1,840,755
			1,840,755
		Agriculture: 2.1%
83,400		Altria Group, Inc.	6,384,270
			6,384,270
		Banks: 10.8%
207,542		Bank of America Corp.	11,118,025
132,600		Bank of New York Co., Inc.	4,675,476
43,600		Fifth Third Bancorp.	1,660,288
42,300		Marshall & Ilsley Corp.	2,038,014
15,860		SunTrust Banks, Inc.	1,225,661
77,390		US Bancorp.	2,570,896
77,200		Wachovia Corp.	4,307,760
124,960		Wells Fargo & Co.	4,521,053
			32,117,173
		Beverages: 0.9%
37,960		Coca-Cola Co.	1,696,053
51,878		Coca-Cola Enterprises, Inc.	1,080,619
			2,776,672
		Chemicals: 1.3%
56,500		Dow Chemical Co.	2,202,370
29,960		Praxair, Inc.	1,772,434
			3,974,804
		Coal: 0.4%
32,800		Peabody Energy Corp.	1,206,384
			1,206,384
		Computers: 0.7%
38,360	@	Affiliated Computer Services, Inc.	1,989,350
			1,989,350
		Cosmetics/Personal Care: 2.8%
136,300		Procter & Gamble Co.	8,447,874
			8,447,874
		Diversified Financial Services: 11.7%
20,800		American Express Co.	1,166,464
15,200		Capital One Financial Corp.	1,195,632
20,660		CIT Group, Inc.	1,004,696
338,600		Citigroup, Inc.	16,818,262
131,190		Freddie Mac	8,701,833
47,100	@@	Lazard Ltd.	1,883,058
56,500		Morgan Stanley	4,119,415
			34,889,360

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electric: 5.6%
43,660		Consolidated Edison, Inc.	$2,017,092
42,450		Dominion Resources, Inc.	3,247,001
62,500		Duke Energy Corp.	1,887,500
85,000		Edison International	3,539,400
104,300		Northeast Utilities	2,427,061
39,530		SCANA Corp.	1,591,873
88,800		Xcel Energy, Inc.	1,833,720
			16,543,647
		Electronics: 0.6%
85,000	@	Avnet, Inc.	1,667,700
			1,667,700
		Food: 0.5%
53,300		Supervalu, Inc.	1,580,345
			1,580,345
		Forest Products & Paper: 0.9%
43,800		Weyerhaeuser Co.	2,695,014
			2,695,014
		Hand/Machine Tools: 0.3%
16,800		Kennametal, Inc.	951,720
			951,720
		Healthcare — Services: 2.2%
80,500		Aetna, Inc.	3,183,775
43,400	@	WellPoint, Inc.	3,343,970
			6,527,745
		Home Builders: 1.0%
100,865	@	Toll Brothers, Inc.	2,832,289
			2,832,289
		Insurance: 7.8%
11,550		AMBAC Financial Group, Inc.	955,763
29,510		Assurant, Inc.	1,576,129
35,900	@@	Endurance Specialty Holdings Ltd.	1,265,834
132,090		Genworth Financial, Inc.	4,624,471
35,520		Hartford Financial Services Group, Inc.	3,081,360
61,100		MBIA, Inc.	3,753,984
40,900		MGIC Investment Corp.	2,452,773
51,490	@@	RenaissanceRe Holdings Ltd.	2,862,844
71,850	@@	Willis Group Holdings Ltd.	2,730,300
			23,303,458
		Internet: 0.3%
48,300	@	Symantec Corp.	1,027,824
			1,027,824
		Iron/Steel: 0.6%
31,400		United States Steel Corp.	1,811,152
			1,811,152
		Leisure Time: 0.7%
92,640		Sabre Holdings Corp.	2,166,850
			2,166,850
		Machinery — Diversified: 0.7%
23,900		Deere & Co.	2,005,449
			2,005,449

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media: 3.1%
62,720		CBS Corp. - Class B	$1,766,822
61,700	@	Comcast Corp.	2,273,645
44,200		Gannett Co., Inc.	2,511,886
142,840		Time Warner, Inc.	2,603,973
			9,156,326
		Mining: 0.7%
54,000	@@	Alcan, Inc.	2,152,980
			2,152,980
		Miscellaneous Manufacturing: 5.8%
22,510		Eaton Corp.	1,549,814
325,670		General Electric Co.	11,496,151
55,600		Honeywell International, Inc.	2,274,040
67,740	@@	Tyco International Ltd.	1,896,043
			17,216,048
		Office/Business Equipment: 0.9%
176,150	@	Xerox Corp.	2,740,894
			2,740,894

		Oil & Gas: 12.6%
60,500		Chesapeake Energy Corp.	1,753,290
97,500		Chevron Corp.	6,323,850
88,350		ConocoPhillips	5,259,476
42,200		Devon Energy Corp.	2,664,930
33,200		EOG Resources, Inc.	2,159,660
246,380		ExxonMobil Corp.	16,532,098
22,000	@	Noble Corp.	1,411,960
28,900		Valero Energy Corp.	1,487,483
			37,592,747

		Oil & Gas Services: 0.3%
21,900	@	Weatherford International Ltd.	913,668
			913,668

		Packaging & Containers: 0.7%
49,500		Ball Corp.	2,002,275
			2,002,275

		Pharmaceuticals: 6.8%
51,200		Abbott Laboratories	2,486,272
26,090		Eli Lilly & Co.	1,487,130
80,500		Merck & Co., Inc.	3,372,950
209,770		Pfizer, Inc.	5,949,077
87,700		Schering-Plough Corp.	1,937,293
24,900	@	Sepracor, Inc.	1,206,156
73,370		Wyeth	3,730,131
			20,169,009

		Real Estate Investment Trusts: 2.4%
38,300		Apartment Investment & Management Co.	2,083,903
43,800		Global Signal, Inc.	2,215,404
53,540		Mack-Cali Realty Corp.	2,773,372
			7,072,679

		Retail: 1.8%
88,800		Dollar General Corp.	1,210,344
170,380		Staples, Inc.	4,145,345
			5,355,689

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Telecommunications: 6.3%
36,200		AT&T, Inc.	$1,178,672
148,590	@	Corning, Inc.	3,627,082
253,440		Sprint Nextel Corp.	4,346,496
256,500		Verizon Communications, Inc.	9,523,845
			18,676,095

		Transportation: 2.9%
75,600		CSX Corp.	2,481,944
139,200		Norfolk Southern Corp.	6,131,760
			8,613,704

		Total Common Stock
		(Cost $270,859,954)	290,553,815

Principal Amount			Value

SHORT-TERM INVESTMENTS: 2.4%

	U.S. Government Agency Obligations: 2.4%
$7,280,180	Federal Home Loan Bank, 4.500%, due 10/02/06		$7,280,180

	Total Short-Term Investments
	(Cost $7,280,180)		7,280,180

	Total Investments in Securities
	(Cost $278,140,134)*	99.9%	$297,833,995
	Other Assets and Liabilities — Net	0.1	316,754
	Net Assets	100.0%	$298,150,749

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $278,814,978.
	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$22,668,824
	Gross Unrealized Depreciation	(3,649,807)
	Net Unrealized Appreciation	$19,019,017

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 91.9%

		Australia: 1.8%
147,619	@	BHP Billiton Ltd.	$2,798,345
132,143	L	Brambles Industries Ltd.	1,254,985
40,931		CSL Ltd.	1,643,506
3,123,466		Macquarie Airports Management Ltd.	7,141,485
596,650		Newcrest Mining Ltd.	9,970,210
23,670	L	Rio Tinto Ltd.	1,234,179
			24,042,710
		Austria: 3.2%
126,754		Erste Bank der Oesterreichischen Sparkassen AG	7,885,727
12,376	L	Flughafen Wien AG	1,025,398
876,150	@	IMMOFINANZ Immobilien Anlagen AG	10,562,903
136,978		OMV AG	7,103,019
61,337	L	Raiffeisen International Bank Holding AG	6,537,349
199,217		Telekom Austria AG	5,024,177
39,426	L	Wiener Staedtische Allgemeine Versicherung AG	2,473,856
67,238		Wienerberger AG	3,177,085
			43,789,514
		Belgium: 1.9%
25,534		Almancora Comm Va	3,303,924
208,168		Fortis	8,444,541
133,547		KBC Groep NV	14,057,928
			25,806,393
		Bulgaria: 0.0%
230,636	@, I	Bulgarian Compensation Notes	92,939
10,684	@, I	Bulgarian Housing Compensation Notes	4,330
327,324	@, I	Bulgarian Registered Comp Vouchers	131,604
			228,873
		Canada: 0.4%
70,899		Barrick Gold Corp.	2,177,556
169,607	@, L	Bema Gold Corp.	746,559
5,664	@, #	Centerra Gold, Inc.	56,501
101,674	@	Eldorado Gold Corp.	441,171
9,353	@	Ivanhoe Mines Ltd.	58,323
13,109		Potash Corp. of Saskatchewan	1,360,685
			4,840,795
		China: 0.3%
816,000	L	Beijing Capital International Airport Co., Ltd.	534,719
743,887		China Life Insurance Co., Ltd.	1,453,373
112,710		Shenzhen Chiwan Wharf Holdings Ltd.	173,608
569,496		Weiqiao Textile Co.	754,325
241,154	L	Wumart Stores, Inc.	835,766
			3,751,791
		Cyprus: 0.5%
733,424		Bank of Cyprus Public Co., Ltd.	7,441,748
			7,441,748
		Czech Republic: 1.4%
124,520		Komercni Banka AS	18,402,323
			18,402,323

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Denmark: 0.4%
5,250	@	ALK-Abello A/S	$815,432
48,292		Novo-Nordisk A/S	3,593,499
5,475		Royal Unibrew A/S	639,375
21,337	@	Vestas Wind Systems A/S	568,386
			5,616,692
		Egypt: 0.0%
10,863		Orascom Telecom Holding SAE GDR	620,705
			620,705
		European Union: 1.4%
371,729		iShares DJ Euro STOXX 50	18,392,952
			18,392,952
		Finland: 1.8%
332,253		Fortum OYJ	8,855,243
447,140		Nokia OYJ	8,808,154
88,867		Sampo OYJ	1,850,291
46,179	L	Sanoma-WSOY OYJ	1,183,145
14,300		Stockmann OYJ Abp	601,584
12,678		Wartsila OYJ	513,981
85,535		YIT OYJ	1,981,054
			23,793,452
		France: 11.3%
7,542		Accor SA	513,315
47,873		Air Liquide	9,765,327
47,361	@	Alstom	4,282,109
15,864	@, #	Atos Origin	872,421
77,632		BNP Paribas	8,342,789
119,697	L	Bouygues	6,391,765
46,874		Carrefour SA	2,958,207
47,263		Cie de Saint-Gobain	3,426,505
109,204		Electricite de France	6,072,792
10,062		Eurazeo	1,157,536
65,313		France Telecom SA	1,502,172
17,393	L	Gaz de France	691,767
16,620		Generale de Sante	563,401
7,035		Hermes International	649,921
53,825		JC Decaux SA	1,453,212
127,203		Lafarge SA	16,409,079
16,827		Lagardere SCA	1,212,467
119,995		LVMH Moet Hennessy Louis Vuitton SA	12,341,122
37,073	L	Pernod-Ricard SA	7,711,211
51,459		PPR	7,624,984
31,269	L	Publicis Groupe	1,231,592
18,147	L	Renault SA	2,078,589
142,180		Sanofi-Aventis	12,640,479
45,077		Schneider Electric SA	5,020,200
20,693		Societe Generale	3,287,543
116,063		Societe Television Francaise 1	3,709,952
74,239		Suez SA	3,261,917
310,787	L	Total SA	20,384,661
34,413		Veolia Environnement	2,073,680
23,591		Vinci SA	2,622,695
84,782		Vivendi	3,053,371
			153,306,781

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Germany: 7.8%
23,999		Adidas AG	$1,126,660
301,404		Commerzbank AG	10,194,783
7,604		Continental AG	881,886
58,133		Deutsche Bank AG	7,011,076
42,784		Deutsche Boerse AG	6,415,412
401,819		Deutsche Post AG	10,531,493
24,440		Deutsche Postbank AG	1,853,820
33,767		EON AG	4,014,264
256,794	L	Fraport AG	17,627,712
42,482		Fresenius AG	7,424,058
51,573		Fresenius Medical Care AG & Co. KGaA	6,692,114
26,004		Henkel KGaA	3,187,109
2,426		Henkel KGaA - Vorzug	338,331
70,504		Hypo Real Estate Holding AG	4,393,331
241,105		IVG Immobilien AG	8,748,645
38,130	@, L	KarstadtQuelle AG	908,188
12,474	@	Landesbank Berlin Holding AG	93,799
14,913	L	MAN AG	1,257,511
11,461		Merck KGaA	1,209,592
889		Puma AG Rudolf Dassler Sport	302,666
12,531		SAP AG	2,482,691
80,228		Siemens AG	6,981,817
10,876	L	Solarworld AG	597,085
71,389	I	UkrTelecom GDR	627,339
4,007	@	Wacker Chemie AG	471,369
			105,372,751
		Greece: 0.5%
70,220		Alpha Bank AE	1,874,058
202,049	@	Hellenic Telecommunications Organization SA	4,946,255
			6,820,313
		Hong Kong: 2.1%
2,275,875		China Merchants Holdings International Co., Ltd.	6,664,185
363,000	@, L	Clear Media Ltd.	405,371
3,237,503	@	Galaxy Entertainment Group Ltd.	2,820,842
1,728,972	@	Hutchison Telecommunications International Ltd.	3,059,638
3,474,815	L	Melco International Development	7,439,914
6,328,562	L	Shun TAK Holdings Ltd.	7,442,777
558,000		Texwinca Holdings Ltd.	364,363
			28,197,090
		Hungary: 2.2%
6,676		Egis PLC	932,136
1,840,723	@	Magyar Telekom Telecommunications PLC	7,413,048
586,569		OTP Bank Nyrt	18,509,066
17,580		Richter Gedeon Nyrt	3,634,628
			30,488,878
		India: 0.1%
30,136		State Bank of India Ltd. GDR	1,672,548
			1,672,548
		Indonesia: 0.1%
2,083,000		Indofood Sukses Makmur Tbk PT	281,848
219,310		Semen Gresik Persero Tbk PT	643,523
			925,371
		Ireland: 0.1%
339,735	@	Dragon Oil PLC	961,482
			961,482

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Italy: 5.8%
107,956	L	Assicurazioni Generali S.p.A.	$4,034,678
1,262,631		Banca CR Firenze	3,840,702
394,200		Banca Intesa S.p.A.	2,591,879
834,255		Banca Intesa S.p.A. - RNC	5,105,308
46,944		Banca Italease S.p.A.	2,311,944
38,784		Banca Popolare dell'Emilia Romagna SCRL	875,860
492,800	L	Banca Popolare di Milano SCRL	6,513,722
44,210		Banca Popolare di Sondrio SCRL	733,952
591,089	@, L	Banca Popolare Italiana SCRL	7,144,898
123,945	L	Banche Popolari Unite Scpa	3,336,016
94,002	L	Banco Popolare di Verona e Novara SCRL	2,597,771
329,919		Beni Stabili S.p.A.	368,071
42,600	L	Bulgari S.p.A.	542,379
230,180		Buzzi Unicem S.p.A.	5,444,801
1,187,214		Capitalia S.p.A.	9,821,837
284,971	L	Credito Emiliano S.p.A.	4,043,975
59,695		Finmeccanica S.p.A.	1,333,182
121,741		Geox S.p.A.	1,516,110
36,733		Luxottica Group S.p.A.	1,083,066
235,238	@	Parmalat S.p.A.	844,535
1,789,594		UniCredito Italiano S.p.A.	14,844,978
			78,929,664
		Japan: 8.6%
18,375		Aeon Credit Service Co., Ltd.	440,053
18,304		Aisin Seiki Co., Ltd.	535,574
85,000	L	Bank of Fukuoka Ltd.	624,834
44,963		Bank of Kyoto Ltd.	454,775
127,980		Bank of Yokohama Ltd.	1,009,713
78,320		Canon, Inc.	4,092,955
76,000		Chiba Bank Ltd.	678,347
15,790		Credit Saison Co., Ltd.	665,891
43,000		Daikin Industries Ltd.	1,273,640
40,016	L	Daiwa Securities Group, Inc.	468,158
35,022	L	Denso Corp.	1,232,896
386		Dentsu, Inc.	1,050,400
275		East Japan Railway Co.	1,923,512
18,700		Eisai Co., Ltd.	905,416
6,900		Exedy Corp.	187,478
13,600		Fanuc Ltd.	1,061,527
254		Fuji Television Network, Inc.	573,719
75,000		Fujitsu Ltd.	618,786
79,000		Gunma Bank Ltd.	584,672
116,220	L	Honda Motor Co., Ltd.	3,905,838
51,100		Hoya Corp.	1,927,205
17,800		Ibiden Co., Ltd.	940,852
69,000		Itochu Corp.	535,377
5,801		Jafco Co., Ltd	293,332
952		Japan Tobacco, Inc.	3,705,671
33,469		JS Group Corp.	700,644
18,136		JSR Corp.	399,889
3,090		Keyence Corp.	711,176
61,920		Koito Manufacturing Co., Ltd.	798,346
51,864		Kubota Corp.	425,889
13,800		Kyocera Corp.	1,180,956
17,961		Makita Corp.	528,254
365,324		Matsushita Electric Industrial Co., Ltd.	7,725,309
66,000		Mitsubishi Electric Corp.	556,462
783		Mitsubishi UFJ Financial Group, Inc.	10,075,429
49,000		Mitsubishi UFJ Securities Co.	615,612
60,596		Mitsui Fudosan Co., Ltd.	1,378,099

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Japan (continued)
82,920		Mitsui Mining & Smelting Co., Ltd.	$428,308
1,028		Mizuho Financial Group, Inc.	7,981,680
85,000		NGK Spark Plug Co., Ltd.	1,690,985
44,302	L	NHK Spring Co., Ltd.	512,947
4,903		Nintendo Co., Ltd.	1,010,949
50,000		Nippon Electric Glass Co., Ltd.	1,103,116
239		Nippon Telegraph & Telephone Corp.	1,168,420
30,000		Nissan Chemical Industries Ltd.	354,829
47,277		Nissan Motor Co., Ltd.	529,360
41,304		Nitto Denko Corp.	2,446,857
39,400		NOK Corp.	974,457
75,804		Nomura Holdings, Inc.	1,334,547
87,000	L	NSK Ltd.	734,920
1,246	L	NTT DoCoMo, Inc.	1,919,574
6,000		ORIX Corp.	1,657,766
145		Resona Holdings, Inc.	435,455
137,000		Ricoh Co., Ltd.	2,726,113
40		Sapporo Hokuyo Holdings, Inc.	436,110
33,100		Sega Sammy Holdings, Inc.	1,065,784
23,447		Seven & I Holdings Co., Ltd.	755,414
71,000		Sharp Corp.	1,218,437
72,000		Shinsei Bank Ltd.	439,420
53,114	L	Shizuoka Bank Ltd.	577,863
56,069		Sony Corp.	2,264,407
59,997		Stanley Electric Co., Ltd.	1,240,352
128,000		Sumitomo Chemical Co., Ltd.	955,603
44,455		Sumitomo Corp.	555,835
33,900		Sumitomo Electric Industries Ltd.	458,497
82,134		Sumitomo Metal Industries Ltd.	315,250
578		Sumitomo Mitsui Financial Group, Inc.	6,069,502
187,000		Sumitomo Trust & Banking Co., Ltd.	1,961,429
35,000		Suruga Bank Ltd.	437,441
132,300		Suzuki Motor Corp.	3,361,672
25,200		Takeda Pharmaceutical Co., Ltd.	1,574,602
73,000		Teijin Ltd.	393,747
38,000		Toppan Printing Co., Ltd.	421,074
89,000		Toray Industries, Inc.	670,166
128,700	L	Toyota Motor Corp.	7,003,437
15,850	L	Yamada Denki Co., Ltd.	1,591,623
53,902		Yamaha Motor Co., Ltd.	1,431,090
14,368		Yamato Holdings Co., Ltd.	207,895
22,303		Yokogawa Electric Corp.	293,390
			117,497,009
		Luxembourg: 0.3%
68,873	@, L	Millicom International Cellular SA	2,818,284
85,623		Prologis European Properties	1,596,046
			4,414,330
		Mexico: 1.2%
132,791	@	Cemex SA de CV ADR	3,994,353
28,658		Consorcio ARA SA de CV	140,735
43,278		Fomento Economico Mexicano SA de CV ADR	4,195,369
995,171		Grupo Financiero Banorte SA de CV	3,114,775
191,774		Grupo Televisa SA ADR	4,077,115
109,524	@	Urbi Desarrollos Urbanos SA de CV	308,329
			15,830,676
		Netherlands: 4.0%
61,639		Euronext NV	5,986,745
94,252	L	Heineken NV	4,311,813
162,708	@	Koninklijke Ahold NV	1,726,763

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Netherlands (continued)
300,856		Koninklijke Philips Electronics NV	$10,530,366
253,857		Royal KPN NV	3,234,546
88,025		Royal Numico NV	3,962,876
411,958		TNT NV	15,630,998
252,438		Unilever NV	6,206,166
156,899		Vedior NV	2,936,450
			54,526,723
		New Zealand: 0.0%
436,996	L	Auckland International Airport Ltd.	579,101
			579,101
		Norway: 1.2%
249,496		DNB NOR ASA	3,051,745
100,100		Norsk Hydro ASA	2,243,070
57,610		Orkla ASA	2,738,985
3,995,690	@	PAN Fish ASA	3,143,580
143,247		Statoil ASA	3,411,136
91,844		Telenor ASA	1,194,236
			15,782,752
		Philippines: 0.3%
156,268		Ayala Corp.	1,486,925
32,390		Philippine Long Distance Telephone Co.	1,452,691
32,444	L	Philippine Long Distance Telephone Co. ADR	1,413,261
			4,352,877
		Poland: 4.7%
40,547		Agora SA	383,176
30,098		Bank BPH	7,757,372
321,410		Bank Pekao SA	20,009,346
108,484		Bank Zachodni WBK SA	6,664,254
41,131	@	Budimex SA	998,984
33,704		CCC SA	495,060
150,740	@	Cersanit Krasnystaw SA	1,491,522
11,976		Grupa Kety SA	694,944
14,368	@	Inter Cars SA	162,483
11,813		Polska Graupa Framaceutycz SA	264,646
130,828	@	Polski Koncern Miesny Duda SA	585,764
1,665,265		Powszechna Kasa Oszczednosci Bank Polski SA	19,412,583
27,789		Sniezka SA	304,091
2,682		Stomil Sanok	143,649
634,533		Telekomunikacja Polska SA	4,028,486
			63,396,360
		Portugal: 0.1%
107,005		Electricidade de Portugal SA	463,482
9,909		Jeronimo Martins	176,910
110,566		Portugal Telecom SGPS SA	1,379,259
			2,019,651
		Romania: 0.2%
2,989,687	@	Impact	535,776
2,870,500	@	Rolast Pitesti	69,895
422,000		SIF 1 Banat Crisana Arad	376,664
458,000		SIF 2 Moldova Bacau	397,304
346,500		SIF 3 Transilvania Brasov	295,612
635,000		SIF 4 Muntenia Bucuresti	368,749
403,500		SIF 5 Oltenia Craiova	419,454
957,828		SNP Petrom SA	192,144
1,544,000		SOCEP Constanta	102,447
			2,758,045

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Russia: 4.3%
110,390		LUKOIL ADR	$8,392,799
53,017	L	MMC Norilsk Nickel ADR	6,892,210
620,000		NovaTek OAO	3,084,500
110,907		OAO Gazprom	1,189,137
306,707	L	OAO Gazprom ADR	13,317,373
730,969	@	OAO Rosneft Oil Co. GDR	5,840,442
17,389	@	Polyus Gold Co. ZAO	763,377
58,216	@	Polyus Gold Co. ZAO ADR	2,555,682
313,271	@, I	RenShares Utilities Ltd.	623,409
4,185	I	Sberbank RF	9,114,147
415,756		TNK-BP Holding	1,035,232
75,702		Unified Energy System GDR	5,579,237
			58,387,545
		South Korea: 0.6%
13,609		Hyundai Motor Co.	1,163,902
6,688	@	NHN Corp.	700,403
9,228		Samsung Electronics Co., Ltd.	6,469,461
			8,333,766
		Spain: 0.6%
145,763		Corp Mapfre SA	3,046,970
28,606	L	Grupo Empresarial Ence SA	1,424,433
77,854	L	Inditex SA	3,631,124
			8,102,527
		Sweden: 2.9%
11,943		Autoliv, Inc.	658,524
340,285		ForeningsSparbanken AB	10,111,664
129,550		Getinge AB	2,371,721
32,796		Hennes & Mauritz AB	1,372,214
80,115	@	Modern Times Group AB	4,146,233
527,345		Nordea Bank AB	6,906,964
25,540		Securitas AB	320,203
25,540	@	Securitas Direct AB	64,128
25,540	@	Securitas Systems AB	95,843
340,312		Skandinaviska Enskilda Banken AB	9,151,000
129,451		Skanska AB	2,188,941
472,376		Telefonaktiebolaget LM Ericsson	1,632,045
70,448		TeliaSonera AB	450,924
			39,470,404
		Switzerland: 7.3%
93,121	L	Adecco SA	5,614,291
5,152		BKW FMB Energie AG	503,409
145,089		Compagnie Financiere Richemont AG	6,987,348
116,020		Credit Suisse Group	6,708,967
898		Flughafen Zuerich AG	215,535
770		Givaudan	616,014
198,988		Holcim Ltd.	16,251,341
52,206		Nestle SA	18,191,082
224,430		Novartis AG	13,093,966
87,573		Roche Holding AG	15,129,739
2,079	L	SGS SA	2,092,126
49,367		Swatch Group AG	9,534,304
25,716	@	Syngenta AG	3,877,550
			98,815,672

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Thailand: 0.1%
49,735		Bangkok Bank PLC	$145,178
70,876	L	Bangkok Bank PLC NVDR	201,561
3,391,606		Krung Thai Bank PLC	1,027,559
			1,374,298
		Turkey: 0.8%
1,197,189		Dogan Sriketler Grubu Holdings	4,622,634
424,408		Haci Omer Sabanci Holding AS	1,494,834
1,248,404		Turkiye Garanti Bankasi AS	3,683,084
304,828		Turkiye Is Bankasi	1,614,405
			11,414,957
		Ukraine: 0.0%
2,095	@, I	Centrenergo ADR	20,575
233	@, I	Ukrnafta Oil Co. ADR	81,410
			101,985
		United Kingdom: 9.6%
550,200		Aegis Group PLC	1,379,789
236,319		Anglo American PLC	9,936,096
218,577		BAE Systems PLC	1,616,548
109,031		Balfour Beatty PLC	841,679
136,737		BP PLC	1,494,852
257,807		Burberry Group PLC	2,489,660
954,339		Compass Group PLC	4,794,761
818,120		Diageo PLC	14,447,225
72,192		Firstgroup PLC	663,273
542,079		GlaxoSmithKline PLC	14,416,505
94,797	@	Highland Gold Mining Ltd.	307,836
89,297		Imperial Tobacco Group PLC	2,973,000
38,713		National Express Group PLC	681,240
71,395	@	Peter Hambro Mining PLC	1,610,944
264,245		Prudential PLC	3,274,405
184,306		Reckitt Benckiser PLC	7,635,197
298,549		Rentokil Initial PLC	818,293
26,259		Rio Tinto PLC	1,242,640
1,033,562	@	Rolls-Royce Group PLC	8,759,392
51,106		SABMiller PLC	954,203
121,461		Scottish & Newcastle PLC	1,295,926
1,090,602		Smith & Nephew PLC	9,997,587
61,636		Smiths Group PLC	1,033,535
283,851		Stagecoach Group PLC	675,799
2,104,383		Tesco PLC	14,179,930
5,799,071		Vodafone Group PLC	13,246,136
226,380		William Hill PLC	2,726,826
47,417		Wolseley PLC	995,197
512,835		WPP Group PLC	6,352,483
			130,840,957
		United States: 2.0%
923,977	@	KKR Private Equity Investors LP	19,634,511
337,145	L	News Corp., Inc.	6,958,673
			26,593,184
		Venezuela: 0.0%
26,618		Cia Anonima Nacional Telefonos de Venezuela - ADR	505,742
			505,742

		Total Common Stock
		(Cost $1,107,913,400)	1,248,501,387

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

PREFERRED STOCK: 0.3%

	Germany: 0.3%
152,819	ProSieben SAT.1 Media AG		$4,240,914

	Total Preferred Stock
	(Cost $3,590,960)		4,240,914

WARRANTS: 1.9%

	India: 1.9%
277,525	Banking Index Benchmark Exchange Traded Scheme - Bank BeES		3,258,144
991,827	Bharti Airtel Ltd.		10,126,554
585,803	State Bank of India Ltd.		13,110,272

	Total Warrants
	(Cost $25,364,533)		26,494,970

	Total Long-Term Investments
	(Cost $1,136,868,893)		1,279,237,271

Principal Amount			Value

SHORT-TERM INVESTMENTS: 10.2%

	U.S. Government Agency Obligations: 2.7%
$36,610,845	Federal Home Loan Bank, 4.500%, due 10/02/06		$36,610,845

	Total U.S. Government Agency Obligations
	(Cost $36,610,845)		36,610,845
	Securities Lending CollateralCC: 7.5%
101,594,983	The Bank of New York Institutional Cash Reserves Fund		101,594,983

	Total Securities Lending Collateral
	(Cost $101,594,983)		101,594,983

	Total Short-Term Investments
	(Cost $138,205,828)		138,205,828

	Total Investments in Securities
	(Cost $1,275,074,721)*	104.3%	$1,417,443,099
	Other Assets and Liabilities — Net	(4.3)	(58,253,905)
	Net Assets	100.0%	$1,359,189,194

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $1,277,876,858.
Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$158,065,634
	Gross Unrealized Depreciation	(18,499,396)
	Net Unrealized Appreciation	$139,566,238

ING Julius Baer Foreign Portfolio Forward Foreign Currency Contracts as of September 30, 2006:

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

TRY	5,314,914	USD	3,286,898	10/26/06	3,473,335	(186,437)
EUR	19,317,049	USD	24,665,168	10/31/06	24,539,051	126,117
USD	34,389,678	JPY	3,919,082,000	10/31/06	33,336,680	(1,052,998)
USD	52,289,026	JPY	5,940,033,358	11/08/06	50,578,760	(1,710,266)
USD	9,782,503	JPY	1,128,900,796	11/08/06	9,612,472	(170,031)
HUF	2,067,853,144	USD	9,480,781	11/22/06	9,582,690	(101,909)
CZK	141,913,298	USD	6,404,608	12/27/06	6,401,583	3,025
USD	6,508,874	GBP	3,423,777	12/27/06	6,416,398	(92,476)
USD	3,615,905	GBP	1,897,515	12/27/06	3,556,076	(59,829)
					147,497,045	(3,244,804)

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2006 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.9%
Aerospace/Defense	0.9
Agriculture	0.5
Apparel	0.5
Auto Manufacturers	1.3
Auto Parts & Equipment	0.6
Banks	24.4
Beverages	2.5
Building Materials	4.1
Chemicals	1.5
Closed-end Funds	0.2
Commercial Services	1.0
Computers	0.1
Distribution/Wholesale	0.2
Diversified Financial Services	2.1
Electric	2.1
Electrical Components & Equipment	0.7
Electronics	1.3
Energy - Alternate Sources	0.0
Engineering & Construction	2.6
Entertainment	0.2
Equity Fund	0.1
Exchange Traded Fund	1.6
Food	4.0
Food Service	0.4
Foreign Government Bonds	0.0
Forest Products & Paper	0.1
Gas	0.0
Hand/Machine Tools	0.0
Healthcare - Products	1.0
Healthcare - Services	1.1
Holding Companies - Diversified	2.5
Home Builders	0.0
Home Furnishings	0.7
Household Products/Wares	0.8
Insurance	1.1
Internet	0.1
Investment Companies	2.1
Iron/Steel	0.0
Leisure Time	0.2
Lodging	0.0
Machinery - Diversified	0.4
Media	2.2
Metal Fabricate/Hardware	0.1
Mining	3.1
Miscellaneous Manufacturing	0.6
Office/Business Equipment	0.5
Oil & Gas	5.0
Pharmaceuticals	5.1
Real Estate	2.1
Retail	2.5
Semiconductors	0.5
Software	0.2
Telecommunications	5.6
Textiles	0.2
Toys/Games/Hobbies	0.1
Transportation	2.2
Venture Capital	0.0
Water	0.2
Federal Home Loan Bank	2.7
Securities Lending Collateral	7.5
Other Assets and Liabilities - Net	(4.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners All Cap Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 94.7%

		Advertising: 1.6%
637,400	@, L	Interpublic Group of Cos., Inc.	$6,310,260
			6,310,260
		Aerospace/Defense: 3.4%
52,300		Boeing Co.	4,123,855
184,900		Raytheon Co.	8,877,049
			13,000,904
		Auto Parts & Equipment: 0.6%
119,100	L	Lear Corp.	2,465,370
			2,465,370
		Banks: 3.5%
179,210		Bank of America Corp.	9,600,280
65,800		State Street Corp.	4,105,920
			13,706,200
		Beverages: 0.6%
34,100	L	Molson Coors Brewing Co.	2,349,490
			2,349,490
		Biotechnology: 0.5%
156,975	@, L	Enzo Biochem, Inc.	1,913,525
			1,913,525
		Chemicals: 2.7%
101,400		Dow Chemical Co.	3,952,572
148,500	L	EI DuPont de Nemours & Co.	6,361,740
			10,314,312
		Computers: 1.6%
61,300		International Business Machines Corp.	5,022,922
20,000	@, L	Lexmark International, Inc.	1,153,200
56,233	@, L	Wave Systems Corp.	93,347
			6,269,469
		Diversified Financial Services: 7.1%
104,300		American Express Co.	5,849,144
12,800		Franklin Resources, Inc.	1,353,600
235,300		JPMorgan Chase & Co.	11,049,688
118,300		Merrill Lynch & Co., Inc.	9,253,426
			27,505,858
		Electronics: 1.0%
122,200	@	Agilent Technologies, Inc.	3,994,718
			3,994,718
		Food: 5.2%
132,100	L	Kraft Foods, Inc.	4,710,686
245,400	L	Safeway, Inc.	7,447,890
122,535	@@	Unilever PLC	3,018,526
198,360	@@, L	Unilever PLC ADR	4,921,312
			20,098,414

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners All Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Forest Products & Paper: 1.4%
86,500	L	Weyerhaeuser Co.	$5,322,345
			5,322,345
		Healthcare — Products: 1.9%
113,100		Johnson & Johnson	7,344,714
4,100		Medtronic, Inc.	190,404
			7,535,118
		Household Products/Wares: 0.6%
33,700		Kimberly-Clark Corp.	2,202,632
			2,202,632
		Insurance: 8.5%
79,100		American International Group, Inc.	5,241,166
145,800		Chubb Corp.	7,575,768
175,900	@	CNA Surety Corp.	3,553,180
31,800		Hartford Financial Services Group, Inc.	2,758,650
92,800	L	MGIC Investment Corp.	5,565,216
184,300		PMI Group, Inc.	8,074,183
			32,768,163
		Internet: 1.2%
85,900	@, L	eBay, Inc.	2,436,124
105,700	@, L	VeriSign, Inc.	2,135,140
			4,571,264
		Machinery — Construction & Mining: 1.5%
87,900		Caterpillar, Inc.	5,783,820
			5,783,820
		Machinery — Diversified: 0.6%
26,100		Deere & Co.	2,190,051
			2,190,051
		Media: 9.3%
317,100		News Corp., Inc.	6,231,015
253,700	L	News Corp., Inc.	5,236,368
594,400	@@	Pearson PLC	8,455,360
400,900		Time Warner, Inc.	7,308,407
287,200		Walt Disney Co.	8,877,352
			36,108,502
		Mining: 1.9%
173,600	L	Alcoa, Inc.	4,867,744
54,900	@, L	RTI International Metals, Inc.	2,392,542
			7,260,286
		Miscellaneous Manufacturing: 2.2%
206,000	L	Honeywell International, Inc.	8,425,400
			8,425,400
		Oil & Gas: 4.9%
72,400		Anadarko Petroleum Corp.	3,173,292
61,900		Chevron Corp.	4,014,834
32,900		ConocoPhillips	1,958,537
56,200		ExxonMobil Corp.	3,771,020
47,200	@, L	GlobalSantaFe Corp.	2,359,528
78,700	L	Murphy Oil Corp.	3,742,185
			19,019,396
		Oil & Gas Services: 2.8%
49,000		Baker Hughes, Inc.	3,341,800

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners All Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas Services (continued)
7,500		BJ Services Co.	$225,975
148,000	L	Halliburton Co.	4,210,600
49,800		Schlumberger Ltd.	3,089,094
			10,867,469
		Pharmaceuticals: 11.9%
189,000		Abbott Laboratories	9,177,840
72,000	L	Eli Lilly & Co.	4,104,000
115,400	@@	GlaxoSmithKline PLC ADR	6,142,742
147,700	@@	Novartis AG ADR	8,631,588
316,400		Pfizer, Inc.	8,973,104
177,100		Wyeth	9,003,764
			46,033,038
		Pipelines: 1.1%
178,100		Williams Cos., Inc.	4,251,247
			4,251,247
		Retail: 3.3%
176,600		Home Depot, Inc.	6,405,282
133,200		Wal-Mart Stores, Inc.	6,569,424
			12,974,706
		Semiconductors: 5.1%
270,000	L	Applied Materials, Inc.	4,787,100
53,200		Intel Corp.	1,094,324
119,600	@	Novellus Systems, Inc.	3,308,136
14,900	@@, #	Samsung Electronics Co., Ltd. GDR	5,226,413
546,742	@@, L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,248,723
			19,664,696
		Software: 2.1%
305,600		Microsoft Corp.	8,352,048
			8,352,048
		Telecommunications: 6.6%
451,100	@	Cisco Systems, Inc.	10,375,300
188,600	L	Motorola, Inc.	4,715,000
186,600	@@	Nokia OYJ ADR	3,674,154
296,625	@@, L	Vodafone Group PLC ADR	6,780,847
			25,545,301

		Total Common Stock
		(Cost $297,500,594)	366,804,002

Principal Amount			Value

SHORT-TERM INVESTMENTS: 18.8%

		U.S. Government Agency Obligations: 4.8%
$18,472,000		Federal Home Loan Bank, 4.500%, due 10/02/06	$18,467,382

		Total U.S. Government Agency Obligations
		(Cost $18,467,382)	18,467,382

		Securities Lending CollateralCC: 14.0%
54,318,011		The Bank of New York Institutional Cash Reserve Fund	54,318,011

		Total Securities Lending Collateral
		(Cost $54,318,011)	54,318,011

		Total Short-Term Investments
		(Cost $72,785,393)	72,785,393

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners All Cap Portfolio	as of September 30, 2006 (Unaudited) (continued)

			Value

	Total Investments in Securities
	(Cost $370,285,987)*	113.5%	$439,589,395
	Other Assets and Liabilities — Net	(13.5)	(52,278,724)
	Net Assets	100.0%	$387,310,671

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $370,372,568.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$74,007,388
	Gross Unrealized Depreciation		(4,790,561)
	Net Unrealized Appreciation		$69,216,827

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.0%

		Advertising: 1.4%
878,338	@@	WPP Group PLC	$10,879,965
			10,879,965
		Apparel: 1.3%
113,500		Nike, Inc.	9,944,870
			9,944,870
		Building Materials: 0.5%
149,700		Masco Corp.	4,104,774
			4,104,774
		Computers: 5.9%
521,000	@	Dell, Inc.	11,899,640
334,300		Hewlett-Packard Co.	12,265,467
117,600		International Business Machines Corp.	9,636,144
490,900	@	Seagate Technology, Inc.	11,334,881
			45,136,132
		Diversified Financial Services: 12.1%
174,900		Capital One Financial Corp.	13,757,634
413,000		Citigroup, Inc.	20,513,710
668,300		Countrywide Financial Corp.	23,417,232
737,900		JPMorgan Chase & Co.	34,651,784
			92,340,360
		Electric: 5.1%
1,905,100	@	AES Corp.	38,844,989
			38,844,989
		Environmental Control: 0.7%
133,275		Waste Management, Inc.	4,888,527
			4,888,527
		Healthcare — Services: 10.0%
627,600		Aetna, Inc.	24,821,580
387,100	@	Health Net, Inc.	16,846,592
704,900		UnitedHealth Group, Inc.	34,681,080
			76,349,252
		Home Builders: 4.3%
82,200		Beazer Homes USA, Inc.	3,209,088
240,800		Centex Corp.	12,670,896
410,400		Pulte Homes, Inc.	13,075,344
88,200		Ryland Group, Inc.	3,811,122
			32,766,450
		Insurance: 2.7%
261,250		American International Group, Inc.	17,310,425
65,600		St. Paul Travelers Cos., Inc.	3,075,984
			20,386,409
		Internet: 17.6%
923,500	@	Amazon.com, Inc.	29,662,820
705,700	@	eBay, Inc.	20,013,652
756,050	@	Expedia, Inc.	11,854,864

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

			Internet (continued)
78,400	@		Google, Inc.	$31,508,960
703,350	@		IAC/InterActiveCorp.	20,228,346
104,300	@		Symantec Corp.	2,219,504
753,300	@		Yahoo!, Inc.	19,043,424
				134,531,570
			Media: 5.1%
1,122,300	@		DIRECTV Group, Inc.	22,086,864
940,100			Time Warner, Inc.	17,138,023
				39,224,887
			Miscellaneous Manufacturing: 9.3%
905,800			Eastman Kodak Co.	20,289,920
314,100			General Electric Co.	11,087,730
1,415,800	@@		Tyco International Ltd.	39,628,242
				71,005,892
			Pharmaceuticals: 1.9%
509,800			Pfizer, Inc.	14,457,928
				14,457,928
			Retail: 6.2%
471,900			Home Depot, Inc.	17,115,813
192,100	@		Sears Holding Corp.	30,369,089
				47,484,902
			Software: 2.8%
325,700			CA, Inc.	7,715,833
244,700	@		Electronic Arts, Inc.	13,624,896
				21,340,729
			Telecommunications: 11.1%
470,600	@		Cisco Systems, Inc.	10,823,800
4,260,400	@		Qwest Communications International, Inc.	37,150,688
2,158,800			Sprint Nextel Corp.	37,023,420
				84,997,908

			Total Investments in Securities
		(Cost $692,277,927)*	98.0%	$748,685,544
		Other Assets and Liabilities — Net	2.0	15,191,682
		Net Assets	100.0%	$763,877,226

	@		Non-income producing security
	@@		Foreign Issuer
	*		Cost for federal income tax purposes is $692,552,893.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$100,612,197
			Gross Unrealized Depreciation	(44,479,546)
			Net Unrealized Appreciation	$56,132,651

PORTFOLIO OF INVESTMENTS
ING LifeStyle Aggressive Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%

1,290,523		ING AllianceBernstein Mid Cap Growth Portfolio - Class I		$20,583,848
1,015,945		ING Disciplined Small Cap Value Portfolio - Class I		10,200,086
852,196		ING Global Real Estate Portfolio - Class I		10,294,530
1,233,006		ING JPMorgan International Portfolio - Class I		20,541,882
1,760,833		ING JPMorgan Emerging Markets Equity Portfolio - Class I		20,654,574
8,037,862		ING JPMorgan Value Opportunities Portfolio - Class I		120,728,681
9,426,502		ING Julius Baer Foreign Portfolio - Class I		141,208,993
2,623,013		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		123,884,912
6,040,568		ING Legg Mason Value Portfolio - Class I		62,036,629
2,044,628		ING Neuberger Berman Partners Portfolio - Class I		20,057,801
1,801,700		ING Pioneer Mid Cap Value Portfolio - Class I		20,611,447
745,731		ING T. Rowe Price Growth Equity Portfolio - Class I		41,581,979
5,737,328		ING Van Kampen Comstock Portfolio - Class I		72,347,706
1,176,454		ING Van Kampen Real Estate Portfolio - Class I		41,540,592
3,303,459		ING VP Index Plus International Equity Portfolio - Class I		40,566,472
7,564,255		ING VP Index Plus LargeCap Portfolio - Class I		124,053,787
2,288,752		ING VP Index Plus MidCap Portfolio - Class I		40,648,244
2,433,347		ING VP Index Plus SmallCap Portfolio - Class I		40,831,569
1,510,325		ING VP Small Company Portfolio - Class I		30,327,328
1,841,551		ING Wells Fargo Small Cap Disciplined Portfolio - Class I		19,999,245

		Total Investments in Securities
		(Cost $954,288,092)*	100.0%	$1,022,700,305
		Other Assets and Liabilities — Net	(0.0)	(300,632)
		Net Assets	100.0%	$1,022,399,673

	*	Cost for federal income tax purposes is $954,301,643.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$73,333,197
		Gross Unrealized Depreciation		(4,934,534)
		Net Unrealized Appreciation		$68,398,663

PORTFOLIO OF INVESTMENTS
ING LifeStyle Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%

2,926,283		ING AllianceBernstein Mid Cap Growth Portfolio - Class I		$46,674,214
2,302,075		ING Disciplined Small Cap Value Portfolio - Class I		23,112,834
1,930,889		ING Global Real Estate Portfolio - Class I		23,325,143
2,793,763		ING JPMorgan Emerging Markets Equity Portfolio - Class I		46,544,088
12,149,635		ING JPMorgan International Portfolio - Class I		182,487,524
3,989,697		ING JPMorgan Value Opportunities Portfolio - Class I		46,799,144
16,786,859		ING Julius Baer Foreign Portfolio - Class I		251,467,154
4,457,027		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		210,505,394
9,123,783		ING Legg Mason Value Portfolio - Class I		93,701,254
4,635,134		ING Neuberger Berman Partners Portfolio - Class I		45,470,664
19,318,115		ING PIMCO Core Bond Portfolio - Class I		207,862,916
4,574,407		ING PIMCO High Yield Portfolio - Class I		46,293,000
4,597,989		ING Pioneer High Yield Portfolio - Class I		46,117,825
4,082,495		ING Pioneer Mid Cap Value Portfolio - Class I		46,703,748
1,267,039		ING T. Rowe Price Growth Equity Portfolio - Class I		70,650,119
9,285,643		ING Van Kampen Comstock Portfolio - Class I		117,091,958
1,998,529		ING Van Kampen Real Estate Portfolio - Class I		70,568,059
5,615,708		ING VP Index Plus International Equity Portfolio - Class I		68,960,896
14,282,267		ING VP Index Plus LargeCap Portfolio - Class I		234,229,185
5,186,812		ING VP Index Plus MidCap Portfolio - Class I		92,117,784
5,513,712		ING VP Index Plus SmallCap Portfolio - Class I		92,520,089
10,371,052		ING VP Intermediate Bond Portfolio - Class I		138,349,832
3,422,771		ING VP Small Company Portfolio - Class I		68,729,246
4,174,860		ING Wells Fargo Small Cap Disciplined Portfolio - Class I		45,338,974

		Total Investments in Securities
		(Cost $2,202,117,172)*	100.0%	$2,315,621,044
		Other Assets and Liabilities — Net	(0.0)	(189,340)
		Net Assets	100.0%	$2,315,431,704

	*	Cost for federal income tax purposes is $2,203,353,334 .
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$123,619,215
		Gross Unrealized Depreciation		(11,351,505)
		Net Unrealized Appreciation		$112,267,710

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%

1,201,926		ING AllianceBernstein Mid Cap Growth Portfolio - Class I		$19,170,727
1,892,424		ING Disciplined Small Cap Portfolio - Class I		18,999,939
1,146,239		ING JPMorgan Emerging Markets Equity Portfolio - Class I		19,096,342
8,738,292		ING JPMorgan International Portfolio - Class I		131,249,149
3,279,768		ING JPMorgan Value Opportunities Portfolio - Class I		38,471,679
12,543,892		ING Julius Baer Foreign Portfolio - Class I		187,907,497
2,850,070		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		134,608,792
5,625,261		ING Legg Mason Value Portfolio - Class I		57,771,435
3,159,385		ING Lord Abbett Affiliated Portfolio - Class I		38,007,407
3,809,856		ING Neuberger Berman Partners Portfolio - Class I		37,374,683
30,000,276		ING PIMCO Core Bond Portfolio - Class I		322,802,973
5,640,825		ING PIMCO High Yield Portfolio - Class I		57,085,146
3,779,767		ING Pioneer High Yield Portfolio - Class I		37,911,060
1,677,994		ING Pioneer Mid Cap Value Portfolio Class I		19,196,250
1,041,592		ING T. Rowe Price Growth Equity Portfolio - Class I		58,079,157
6,106,694		ING Van Kampen Comstock Portfolio - Class I		77,005,405
1,643,151		ING Van Kampen Real Estate Portfolio - Class I		58,019,660
3,079,955		ING VP Index Plus International Equity Portfolio - Class I		37,821,843
11,740,843		ING VP Index Plus LargeCap Portfolio - Class I		192,549,826
2,131,850		ING VP Index Plus MidCap Portfolio - Class I		37,861,661
3,399,427		ING VP Index Plus SmallCap Portfolio - Class I		57,042,392
18,468,886		ING VP Intermediate Bond Portfolio - Class I		246,374,936
1,715,719		ING Wells Fargo Small Cap Disciplined Portfolio - Class I		18,632,708

		Total Investments in Securities
		(Cost $1,819,075,576)*	100.0%	$1,903,040,667
		Other Assets and Liabilities — Net	(0.0)	(40,638)
		Net Assets	100.0%	$1,903,000,029

	*	Cost for federal income tax purposes is $1,820,304,574.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$89,220,684
		Gross Unrealized Depreciation		(6,484,591)
		Net Unrealized Appreciation		$82,736,093

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Portfolio	as of September 30, 2006 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%

517,327		ING AllianceBernstein Mid Cap Growth Portfolio - Class I		$8,251,367
3,222,563		ING JPMorgan International Portfolio - Class I		48,402,897
1,411,509		ING JPMorgan Value Opportunities Portfolio - Class I		16,557,000
3,779,054		ING Julius Baer Foreign Portfolio - Class I		56,610,224
700,924		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		33,104,622
2,421,130		ING Legg Mason Value Portfolio - Class I		24,865,010
56,914,255		ING Liquid Assets Portfolio - Class I		56,914,254
2,719,312		ING Lord Abbett Affiliated Portfolio - Class I		32,713,320
1,639,512		ING Neuberger Berman Partners Portfolio - Class I		16,083,609
14,430,390		ING PIMCO Core Bond Portfolio - Class I		155,271,001
2,427,836		ING PIMCO High Yield Portfolio - Class I		24,569,703
1,626,776		ING Pioneer High Yield Portfolio - Class I		16,316,564
722,153		ING Pioneer Mid Cap Value - Portfolio Class I		8,261,433
298,854		ING T. Rowe Price Growth Equity Portfolio - Class I		16,664,097
1,314,092		ING Van Kampen Comstock Portfolio - Class I		16,570,702
471,490		ING Van Kampen Real Estate Portfolio - Class I		16,648,307
1,324,299		ING VP Index Plus International Equity Portfolio - Class I		16,262,386
5,052,925		ING VP Index Plus LargeCap Portfolio - Class I		82,867,977
917,512		ING VP Index Plus MidCap Portfolio - Class I		16,295,012
1,463,095		ING VP Index Plus SmallCap Portfolio - Class I		24,550,727
9,784,224		ING VP Intermediate Bond Portfolio - Class I		130,521,554

		Total Investments in Securities
		(Cost $791,274,897)*	100.0%	$818,301,766
		Other Assets and Liabilities — Net	0.0	219,180
		Net Assets	100.0%	$818,520,946

	*	Cost for federal income tax purposes is $792,171,789.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$28,976,415
		Gross Unrealized Depreciation		(2,846,438)
		Net Unrealized Appreciation		$26,129,977

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2006 (Unaudited)

Principal Amount			Value

CORPORATE BONDS/NOTES: 31.1%

		Agriculture: 0.3%
$1,200,000	C	Bunge Ltd. Finance Corp., 4.375%, due 12/15/08	$1,172,656
			1,172,656
		Auto Manufacturers: 0.5%
1,839,000	@@	DaimlerChrysler NA Holding Corp., 4.750%, due 01/15/08	1,821,353
			1,821,353
		Banks: 2.7%
320,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	278,601
640,000	@@, C	Bank of Ireland, 5.688%, due 12/29/49	565,136
310,000	@@, C	Bank of Nova Scotia, 5.625%, due 08/21/85	263,261
220,000	@@, C	Barclays Bank PLC, 5.750%, due 12/31/49	196,304
330,000	@@, C	Den Norske Bank ASA, 5.563%, due 08/29/49	280,500
70,000	@@, C	Den Norske Creditbank, 5.688%, due 11/29/49	60,264
1,320,000	@@, C	HSBC Bank PLC, 5.663%, due 06/29/49	1,118,700
1,630,000	@@, C	Lloyds TSB Bank PLC, 5.560%, due 08/29/49	1,413,790
70,000	@@, C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	62,155
100,000	@@, C	National Westminster Bank PLC, 5.563%, due 11/29/49	85,756
804,000		PNC Funding Corp., 4.500%, due 03/10/10	789,353
1,961,000		Popular North America, Inc., 4.250%, due 04/01/08	1,926,245
1,600,000	@@, C	Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	1,387,947
440,000	@@, C	Societe Generale, 5.395%, due 11/29/49	380,246
1,590,000	@@, C	Standard Chartered PLC, 5.550%, due 11/29/49	1,331,625
160,000	@@, C	Standard Chartered PLC, 5.730%, due 01/29/49	132,000
400,000	@@, C	Westpac Banking Corp., 5.525%, due 09/30/49	342,332
			10,614,215
		Beverages: 0.3%
1,307,000	#, C	Miller Brewing Co., 4.250%, due 08/15/08	1,281,866
			1,281,866
		Commercial Services: 0.4%
1,359,000	C	Tulane University of Louisiana, 6.205%, due 11/15/12	1,365,795
			1,365,795
		Diversified Financial Services: 7.4%
2,506,000		Bear Stearns Cos., Inc., 2.875%, due 07/02/08	2,411,058
962,000		Bear Stearns Cos., Inc., 5.715%, due 01/31/11	964,627
1,249,000		Caterpillar Financial Services Corp., 3.800%, due 02/08/08	1,225,636
1,000,000		Citigroup Global Markets Holdings, Inc., 6.500%, due 02/15/08	1,016,851
440,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	375,100
3,000,000		General Electric Capital Corp., 3.500%, due 12/05/07	2,939,025
1,257,000		Goldman Sachs Group, Inc., 4.125%, due 01/15/08	1,241,374
2,934,000		International Lease Finance Corp., 5.620%, due 05/24/10	2,942,752
1,567,000		John Deere Capital Corp., 3.900%, due 01/15/08	1,541,088
771,000		John Deere Capital Corp., 4.875%, due 03/16/09	766,566
2,590,000		Lehman Brothers Holdings, Inc., 5.460%, due 04/03/09	2,593,553
1,704,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	1,665,602
614,167	@@, C	Petroleum Export Ltd., 4.623%, due 06/15/10	605,947
487,627	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	480,702
1,744,000	#	Premium Asset Trust/XL Life, 5.620%, due 10/08/09	1,747,335
2,265,000	#	Pricoa Global Funding I, 3.900%, due 12/15/08	2,201,152
900,000	#, C	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	901,573
1,000,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	1,056,647
1,931,000		UnitedHealth Group, Inc., 5.471%, due 03/02/09	1,930,484
			28,607,072

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Electric: 4.2%
$905,000	C	Appalachian Power Co., 3.600%, due 05/15/08	$880,865
1,123,000	C	Consumers Energy Co., 4.250%, due 04/15/08	1,103,705
1,084,000	C	Dominion Resources, Inc., 5.125%, due 12/15/09	1,077,710
1,004,000	C	DTE Energy Co., 6.650%, due 04/15/09	1,033,959
1,162,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	1,126,922
1,935,000		Midamerican Energy Holdings Co., 7.630%, due 10/15/07	1,976,782
1,287,000		NiSource, Inc., 3.628%, due 11/01/06	1,284,994
1,876,000	C	Ohio Edison Co., 4.000%, due 05/01/08	1,837,227
891,000	C	Pepco Holdings, Inc., 5.500%, due 08/15/07	890,979
1,041,000	C	PG&E Corp, 3.600%, due 03/01/09	1,004,352
2,092,000	C	Public Service Enterprise Group, Inc., 5.765%, due 09/21/08	2,093,132
1,153,000		Southern California Edison Co., 5.566%, due 02/02/09	1,154,864
815,000	C	Southern Co. CAP Trust I, 8.190%, due 02/01/37	853,214
			16,318,705
		Environmental Control: 0.3%
1,311,000	#	Oakmont Asset Trust, 4.514%, due 12/22/08	1,280,081
			1,280,081
		Food: 0.5%
1,048,000	C	Fred Meyer, Inc., 7.450%, due 03/01/08	1,076,197
850,000	C	Kellogg Co., 2.875%, due 06/01/08	818,335
			1,894,532
		Gas: 0.4%
1,725,000		Southern Union Co., 6.150%, due 08/16/08	1,737,691
			1,737,691
		Healthcare — Services: 0.4%
1,441,000	C	WellPoint, Inc., 4.250%, due 12/15/09	1,399,328
			1,399,328
		Home Builders: 0.2%
920,000	C	Centex Corp., 4.750%, due 01/15/08	912,065
			912,065
		Insurance: 2.0%
773,000	@@, C	Aegon NV, 5.413%, due 12/31/49	668,645
3,207,000	#	ASIF Global Financing, 3.850%, due 11/26/07	3,157,638
986,000		Marsh & McLennan Cos., Inc., 3.625%, due 02/15/08	961,032
1,112,000	#	Monumental Global Funding II, 2.800%, due 07/15/08	1,065,017
1,166,000	@@, #	Nippon Life Insurance, 4.875%, due 08/09/10	1,143,958
834,000	+	Prudential Financial, Inc., 4.104%, due 11/15/06	832,893
			7,829,183
		Media: 1.2%
806,000	C	Clear Channel Communications, Inc., 6.000%, due 11/01/06	806,222
2,091,000	C	Comcast Cable Communications, Inc., 6.875%, due 06/15/09	2,175,631
1,916,000	#, C	COX Enterprises, Inc., 4.375%, due 05/01/08	1,880,700
			4,862,553
		Oil & Gas: 1.3%
878,000		Andarko Petroleum Corp., 3.250%, due 05/01/08	849,015
1,191,000	C, L	Enterprise Products Operating LP, 4.000%, due 10/15/07	1,173,179
1,998,000	@@, #	Pemex Project Funding Master Trust, 6.690%, due 06/15/10	2,046,951
1,012,000	@@, C	Transocean, Inc., 5.591%, due 09/05/08	1,012,566
			5,081,711

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Packaging & Containers: 0.3%
$1,000,000	#, C	Sealed Air Corp., 5.375%, due 04/15/08	$998,922
			998,922
		Pipelines: 0.5%
876,000	C	Consolidated Natural Gas Co., 5.375%, due 11/01/06	875,848
1,000,000	C	Kinder Morgan Energy Partners LP, 5.350%, due 08/15/07	992,546
			1,868,394
		Real Estate: 0.6%
775,000	C	Duke Realty LP, 5.625%, due 08/15/11	780,971
1,455,000	C	EOP Operating LP, 6.750%, due 02/15/08	1,480,486
			2,261,457
		Real Estate Investment Trusts: 0.5%
853,000	C	Simon Property Group LP, 7.000%, due 07/15/09	889,293
1,085,000	C	Spieker Properties, Inc., 7.250%, due 05/01/09	1,139,022
			2,028,315
		Retail: 0.3%
1,288,000	C	May Department Stores Co., 3.950%, due 07/15/07	1,270,987
			1,270,987
		Savings & Loans: 0.8%
3,207,000		Washington Mutual, Inc., 4.375%, due 01/15/08	3,169,343
			3,169,343
		Telecommunications: 4.3%
1,595,000		Ameritech Capital Funding Corp., 6.150%, due 01/15/08	1,604,527
2,010,000		Bellsouth Telecommunications, 6.125%, due 09/23/08	2,038,208
2,434,000	@@	Deutsche Telekom International Finance BV, 5.569%, due 03/23/09	2,437,162
1,627,000	C	Sprint Capital Corp., 6.125%, due 11/15/08	1,651,644
2,510,000	@@, C	Telecom Italia Capital SA, 4.000%, due 01/15/10	2,380,042
1,085,000	@@, C	Telefonica Europe BV, 7.750%, due 09/15/10	1,172,351
4,000,000	C	Verizon Global Funding Corp., 4.000%, due 01/15/08	3,937,432
1,435,000	C	Verizon Wireless Capital, LLC, 5.375%, due 12/15/06	1,434,558
			16,655,924
		Transportation: 1.7%
780,000	C	Burlington Northern Santa Fe Corp., 7.875%, due 04/15/07	789,697
4,000,000		Union Pacific Corp., 6.790%, due 11/09/07	4,050,944
1,687,000	C	Union Pacific Corp., 7.375%, due 09/15/09	1,777,799
			6,618,440
		Total Corporate Bonds/Notes
		(Cost $121,328,015)	121,050,588

U.S. GOVERNMENT AGENCY OBLIGATIONS: 25.0%

		Agency Collateral CMO: 0.5%
1,923,957	C, S	4.500%, due 12/15/16	1,887,832
			1,887,832
		Federal Government Loan Mortgage Corporation: 4.8%
18,365,000	S	5.250%, due 05/21/09	18,509,790
39,310	S	6.000%, due 06/01/11	39,399
73,597	S	6.000%, due 04/01/13	74,240
			18,623,429
		Federal Home Loan Bank: 1.6%
4,070,000		3.250%, due 12/17/07	3,984,542
1,695,000	C	5.100%, due 03/06/08	1,697,197
695,000	C	5.550%, due 08/24/07	695,246
			6,376,985

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			value

		Federal Home Loan Mortgage Corporation: 6.4%
$6,955,000	L	3.875%, due 06/15/08	$6,832,098
6,630,000		4.000%, due 08/17/07	6,564,834
10,180,000		4.875%, due 02/17/09	10,171,143
1,094,000	C	5.400%, due 10/10/08	1,094,057
798		6.125%, due 01/01/17	811
17,068	S	6.310%, due 07/01/24	17,482
			24,680,425
		Federal National Mortgage Association: 11.6%
8,210,000		3.875%, due 07/15/08	8,058,591
14,234,000	L	4.250%, due 09/15/07	14,118,762
1,639,000		4.750%, due 08/10/07	1,633,283
16,870,000	C	5.400%, due 11/30/07	16,871,501
45,047	S	6.000%, due 02/01/13	45,604
88,931	S	6.000%, due 04/01/13	89,963
152,289	S	6.000%, due 07/01/16	154,720
194,450	S	6.000%, due 03/01/17	197,539
95,906	S	6.000%, due 05/01/17	97,430
77,809	S	6.000%, due 09/01/17	79,045
1,031,728	S	6.500%, due 10/01/22	1,058,911
592,384	S	6.500%, due 02/01/29	609,562
1,836,000	W	6.500%, due 10/01/31	1,869,852
208,307	S	6.500%, due 10/01/32	212,969
23,856	S	6.876%, due 12/01/17	24,063
77,352	S	7.000%, due 10/01/32	79,638
70,279	S	7.500%, due 08/01/27	73,006
			45,274,439
		Government National Mortgage Association: 0.1%
9,839	S	6.000%, due 12/15/08	9,852
8,895	S	6.000%, due 01/15/09	8,928
91,206	S	6.000%, due 04/15/13	92,377
38,361	S	7.500%, due 01/15/24	39,980
13,201	S	7.500%, due 07/15/27	13,775
10,158	S	9.000%, due 12/15/26	11,010
2,229	S	9.500%, due 03/15/20	2,442
36,446	S	9.500%, due 07/15/21	39,997
			218,361
		Total U.S. Government Agency Obligations
		(Cost $96,885,256)	97,061,471

U.S. TREASURY OBLIGATIONS: 27.6%

		U.S. Treasury Notes: 27.6%
496,000		4.625%, due 08/31/11	496,698
93,654,000	L	4.875%, due 08/31/08	93,943,016
12,718,000	L	4.875%, due 08/15/09	12,808,425

		Total U.S. Treasury Obligations
		(Cost $107,022,656)	107,248,139

ASSET-BACKED SECURITIES: 6.4%

		Automobile Asset-Backed Securities: 2.8%
9,000,000	C, S	Honda Auto Receivables Owner Trust, 3.870%, due 04/20/09	8,902,806
2,000,000	C, S	USAA Auto Owner Trust, 4.000%, due 12/15/09	1,981,434
			10,884,240

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			value

		Credit Card Asset-Backed Securities: 2.5%
$3,000,000	C, S	Capital One Multi-Asset Execution Trust, 3.650%, due 07/15/11	$2,924,737
4,500,000	C	Citibank Credit Card Issuance Trust, 2.550%, due 01/20/09	4,465,785
1,000,000	C, S	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	1,019,767
1,430,000	C, S	MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	1,430,187
			9,840,476
		Other Asset-Backed Securities: 1.1%
1,455,369	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.983%, due 04/25/26	1,442,912
3,000,000	C, S	Popular ABS Mortgage Pass-Through Trust, 4.332%, due 07/25/35	2,967,637
			4,410,549
		Total Asset-Backed Securities
		(Cost $25,445,442)	25,135,265

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.8%

		Commercial Mortgage Backed Securities: 1.9%
150,000	C, S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	144,892
2,020,000	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	2,002,353
19,745	C, S	Banc of America Commercial Mortgage, Inc., 5.685%, due 07/10/44	19,986
390,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	407,236
40,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	38,733
1,355,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	1,326,953
620,000	C, S	Citigroup Commercial Mortgage Trust, 4.639%, due 05/15/43	609,540
8,784	C, S	CS First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	8,414
725,000	C, S	Greenwich Capital Commercial Funding Corp., 5.912%, due 07/10/38	748,093
300,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.289%, due 05/15/45	301,032
10,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.338%, due 05/12/45	10,060
310,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	319,568
800,000	C, S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	794,463
320,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 4.711%, due 07/12/46	316,798
29,778	C, S	Morgan Stanley Capital I, 5.490%, due 07/12/44	30,120
50,000	C, S	Morgan Stanley Capital I, 5.741%, due 08/12/41	51,309
38,982	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	37,693
110,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.224%, due 07/15/42	110,201
			7,277,444
		Whole Loan Collateral CMO: 1.9%
1,364,189	C, S	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	1,372,595
1,250,084	S	JP Morgan Alternative Loan Trust, 5.516%, due 01/25/36	1,245,715
1,546,521	C, S	Residential Accredit Loans, Inc., 5.500%, due 08/25/35	1,549,976
1,500,000	C, S	Wells Fargo Mortgage Backed Securities Trust, 3.499%, due 06/25/35	1,457,481
1,768,000	C, S	Wells Fargo Mortgage Backed Securities Trust, 4.109%, due 06/25/35	1,725,351
			7,351,118

		Total Collateralized Mortgage Obligations (Cost $14,518,572)	14,628,562

OTHER BONDS: 0.3%

		Sovereign: 0.3%
1,038,000	@@	Corp Andina de Fomento, 7.250%, due 03/01/07	1,045,288

		Total Other Bonds (Cost $1,054,615)	1,045,288

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares		Value

PREFERRED STOCK: 0.7%

	Banks: 0.7%
246	DG Funding Trust	$2,586,075

	Total Preferred Stock
	(Cost $2,676,091)	2,586,075

	Total Long-Term Investments
	(Cost $368,930,647)	368,755,388

Principal Amount				Value

SHORT-TERM INVESTMENTS: 32.3%

			Repurchase Agreement: 4.7%
$18,349,000			Goldman Sachs Repurchase Agreement dated, 09/29/06, 5.320%, due 10/02/06 $18,357,135 to be received upon repurchase (Collateralized by $18,606,000 various U.S. Government Agency Obligations, 4.175%-5.000%, Market value plus accrued interest $18,716,252, due 11/22/06-01/23/09)	$18,349,000

			Total Repurchase Agreement
			(Cost $18,349,000)	18,349,000

			Securities Lending CollateralCC: 27.6%
107,094,794			The Bank of New York Institutional Cash Reserves Fund	107,094,794

			Total Securities Lending Collateral	107,094,794
			(Cost $107,094,794)

			Total Short-Term Investments
			(Cost $125,443,794)	125,443,794

			Total Investments in Securities
		(Cost $494,374,441)*	127.2%	$494,199,182
		Other Assets and Liabilities — Net	(27.2)	(105,620,717)
		Net Assets	100.0%	$388,578,465

	@@		Foreign Issuer
	ABS		Asset-Backed Securities
	+		Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#		Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and
	C		Bond may be called prior to maturity date.
	cc		Securities purchased with cash collateral for securities loaned.
	W		When-issued or delayed delivery security.
	S		Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L		Loaned security, a portion or all of the security is on loan at September 30, 2006.
	*		Cost for federal income tax purposes is $494,377,536.
			Net unrealized depreciation consists of:
			Gross Unrealized Appreciation	$1,199,679
			Gross Unrealized Depreciation	(1,378,033)
			Net Unrealized Depreciation	$(178,354)

ING Limited Maturity Bond Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
U.S. Treasury 2-Year Note	448	$91,616,000	12/29/06	$158,760
U.S. Treasury 5-Year Note	30	3,165,469	12/29/06	17,194
U.S. Treasury Long Bond	14	1,573,688	12/19/06	(6,195)
				169,759
Short Contracts
U.S. Treasury 10-Year Note	248	(26,799,500)	12/19/06	(69,584)
				(69,584)

				$100,175

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2006 (Unaudited)

Principal Amount			Value

CERTIFICATES OF DEPOSIT: 4.0%

$7,500,000		Credit Suisse, 5.506%, due 02/02/07	$7,482,053
36,800,000		Mizuho Corporate Bank, 5.350%, due 10/13/06	36,800,023

		Total Certificates of Deposit
		(Cost $44,282,076)	44,282,076

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.6%

10,000,000	#	Cheyne High Grade ABS CDO Ltd., 5.466%, due 11/10/06	10,000,000
9,500,000	#, I	Newcastle CDO Ltd., 5.360%, due 10/24/06	9,500,000
10,500,000	#, I	Newcastle CDO Ltd., 5.360%, due 09/24/07	10,500,000
9,500,000	#	Putnam Structured Product CDO, 5.350%, due 10/15/38	9,500,000

		Total Collateralized Mortgage Obligations
		(Cost $39,500,000)	39,500,000

COMMERCIAL PAPER: 36.4%

3,000,000		ANZ National Bank, 5.170%, due 04/04/07	2,920,296
13,950,000		ASB Bank Ltd., 5.300%, due 10/05/06	13,917,564
10,500,000		Barton Capital Corp., 5.320%, due 10/05/06	10,493,793
55,087,000		BHP Billiton Finance USA Ltd., 5.280%, due 10/23/06	54,983,173
7,000,000		Cargill Asia Pacific, 5.300%, due 10/03/06	6,997,939
21,000,000		Cargill, Inc., 5.280%, due 10/05/06	20,976,680
42,500,000		Citigroup Funding, Inc., 5.300%, due 10/06/06	42,468,715
46,000,000		Concord Minutemen Capital Co., LLC, 5.290%, due 10/18/06	45,885,089
42,800,000		Crown Point Capital Corp., 5.290%, due 10/16/06	42,705,662
30,000,000		Duke Funding High Grade I Ltd., 5.290%, due 10/23/06	29,903,047
21,000,000		Galaxy Funding, Inc., 5.450%, due 10/02/06	20,996,821
14,000,000		Louis Dreyfus Corp., 5.275%, due 10/20/06	13,946,405
53,000,000		Monument Gardens Funding, LLC, 5.290%, due 10/23/06	52,828,834
5,709,000		St. Germain Holdings Ltd., 5.300%, due 10/25/06	5,699,257
5,000,000		Thunder Bay Funding, LLC, 5.280%, due 10/20/06	4,986,067
11,744,000		Tulip Funding Corp., 5.280%, due 10/03/06	11,740,555
20,000,000		Variable Funding Capital, 5.280%, due 10/18/06	19,950,133

		Total Commercial Paper
		(Cost $401,400,030)	401,400,030

CORPORATE BONDS/NOTES: 48.4%

23,940,000	#	Allstate Financial Global Funding II, 5.439%, due 10/22/06	23,901,792
19,250,000	#	Allstate Life Global Funding II, 5.350%, due 11/09/06	19,251,072
21,450,000		American Express Bank FSB, 5.286%, due 01/26/07	21,450,000
9,900,000		American Express Bank FSB, 5.333%, due 12/01/06	9,900,637
3,725,000		American Express Centurion Bank, 5.420%, due 07/19/07	3,728,279
14,450,000	#	American General Finance Corp., 5.360%, due 10/15/07	14,449,883
4,475,000		American General Finance Corp., 5.470%, due 04/05/07	4,476,909
23,000,000		Bank of America NA, 5.310%, due 11/21/06	22,999,821
16,000,000		Bank of America NA, 5.315%, due 04/18/07	15,999,265
6,250,000	#	Bank of New York Co., Inc., 5.386%, due 10/26/07	6,250,000
11,850,000		Bear Stearns Cos., Inc., 5.364%, due 10/26/07	11,850,000
8,000,000		Bear Stearns Cos., Inc., 5.370%, due 08/01/07	8,002,490
11,000,000		Bear Stearns Cos., Inc., 5.401%, due 11/05/07	11,000,000
7,000,000		Bear Stearns Cos., Inc., 5.615%, due 07/27/07	7,006,311
7,000,000	#	Concord Minutemen Capital Co., LLC, 5.300%, due 10/17/07	6,999,929

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

CORPORATE BONDS/NOTES (continued)

$5,000,000		Credit Suisse, 5.358%, due 03/27/07		$4,999,833
23,000,000		Credit Suisse, 5.470%, due 01/12/07		22,996,387
25,000,000		Duke Funding High Grade I Ltd., 5.300%, due 12/06/06		24,999,935
13,000,000		General Electric Capital Corp., 5.445%, due 07/09/07		13,000,000
17,500,000	L	General Electric Capital Corp., 5.447%, due 06/22/07		17,511,021
9,500,000	I	Goldman Sachs Group, Inc., 5.370%, due 02/14/07		9,500,000
10,000,000	I	Goldman Sachs Group, Inc., 5.370%, due 05/14/07		10,000,000
12,250,000	#	Goldman Sachs Group, Inc., 5.380%, due 10/15/07		12,250,000
3,700,000	@@, #	HBOS Treasury Services PLC, 5.373%, due 11/01/07		3,700,000
32,400,000	@@, #	HBOS Treasury Services PLC, 5.459%, due 10/24/07		32,415,397
5,000,000		HSBC Finance Corp., 5.473%, due 01/30/07		5,004,230
5,000,000		HSBC Finance Corp., 5.540%, due 10/27/06		5,000,616
10,000,000		Lehman Brothers Holdings, Inc., 5.395%, due 07/19/07		10,007,593
29,000,000		Merrill Lynch & Co., Inc., 5.296%, due 07/27/07		29,000,000
23,000,000	#, I	Money Market Trust Series A, 5.405%, due 10/10/07		23,000,000
5,000,000		Morgan Stanley, 5.342%, due 11/02/07		5,002,877
7,000,000		Morgan Stanley, 5.530%, due 02/15/07		7,004,309
10,370,000	L	Morgan Stanley, 5.640%, due 01/12/07		10,373,390
10,000,000		Paribas, 5.140%, due 01/26/07		10,000,000
22,000,000		PNC Bank NA, 5.294%, due 01/29/07		21,999,796
12,500,000		Toyota Motor Credit Corp., 5.130%, due 04/26/07		12,500,000
18,800,000	#	Verizon Global Funding Corp., 5.500%, due 01/12/07		18,800,000
24,000,000		Washington Mutual Bank, 5.440%, due 02/28/07		24,006,334
7,650,000		Wells Fargo & Co., 5.373%, due 11/02/07		7,650,000
5,200,000		Westpac Banking Corp., 5.430%, due 10/11/07		5,200,000

		Total Corporate Bonds/Notes
		(Cost $533,188,106)		533,188,106

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.8%

		Federal Home Loan Bank: 2.8%
31,000,000		5.555%, due 08/15/07		31,000,000

		Total U.S. Government Agency Obligations
		(Cost $31,000,000)		31,000,000

REPURCHASE AGREEMENT: 5.0%

55,402,000		Goldman Sachs Repurchase Agreement dated, 09/29/06, 5.320%, due 10/02/06 $55,426,562 to be received upon repurchase (Collateralized by $56,686,000 various U.S. Government Agency Obligations, 3.050%-6.500%, Market Value plus accrued interest $56,510,526, due 02/23/07-06/27/36).		55,402,000

		Total Repurchase Agreement
		(Cost $55,402,000)		55,402,000

SECURITIES LENDING COLLATERAL: 0.2%

2,674,394		The Bank of New York Institutional Cash Reserves Fund		2,674,394

		Total Securities Lending Collateral
		(Cost $2,674,394)		2,674,394

		Total Investments in Securities
		(Cost $1,107,446,606)*	100.4%	$1,107,446,606
		Other Assets and Liabilities — Net	(0.4)	(4,671,711)
		Net Assets	100.0%	$1,102,774,895

(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

ABS	Asset Backed Security

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2006 (Unaudited) (continued)

@@	Foreign Issuer

#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.

I	Illiquid security

L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

*	Cost for federal income tax purposes is the same as for financial statement purposes.

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid

		Initial			Percent of
	Shares/Principal	Acquisition			Net
Security	Amount	Date	Cost	Value	Assets
Newcastle CDO Ltd., 5.360%, due 10/24/06	9,500,000	10/23/03	$9,500,000	$9,500,000	0.9%
Newcastle CDO Ltd., 5.360%, due 09/24/07	10,500,000	09/22/05	10,500,000	10,500,000	1.0%
Goldman Sachs Group, Inc., 5.370%, due 02/14/07	9,500,000	02/13/06	9,500,000	9,500,000	0.9%
Goldman Sachs Group, Inc., 5.370%, due 05/14/07	10,000,000	04/11/06	10,000,000	10,000,000	0.9%
Money Market Trust Series A, 5.405%, due 10/10/07	23,000,000	07/30/04	23,000,000	23,000,000	2.1%
			$62,500,000	$62,500,000	5.8%

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 95.5%

		Aerospace/Defense: 3.9%
8,600		Boeing Co.	$678,110
29,800		General Dynamics Corp.	2,135,766
10,200		Lockheed Martin Corp.	877,812
21,000		Northrop Grumman Corp.	1,429,470
68,175		Raytheon Co.	3,273,082
10,900		Rockwell Collins, Inc.	597,756
			8,991,996

		Agriculture: 0.7%
35,600		Monsanto Co.	1,673,556
			1,673,556

		Auto Manufacturers: 0.4%
27,425	@@	Honda Motor Co., Ltd. ADR	922,303
			922,303

		Banks: 6.6%
89,075	L	Bank of America Corp.	4,771,748
96,575		Bank of New York Co., Inc.	3,405,235
29,900		Commerce Bancorp., Inc.	1,097,629
22,525		Marshall & Ilsley Corp.	1,085,255
7,500		Mellon Financial Corp.	293,250
83,500	@@, L	Mitsubishi UFJ Financial Group, Inc. ADR	1,069,635
16,000		PNC Financial Services Group, Inc.	1,159,040
24,600		SunTrust Banks, Inc.	1,901,088
17,900		US Bancorp.	594,638
			15,377,518

		Beverages: 5.2%
29,900		Anheuser-Busch Cos., Inc.	1,420,549
60,550		Coca-Cola Co.	2,705,374
62,671		Coca-Cola Enterprises, Inc.	1,305,437
49,425	@@	Diageo PLC ADR	3,511,152
49,500		PepsiCo, Inc.	3,230,370
			12,172,882

		Biotechnology: 0.4%
34,325	@, L	Medimmune, Inc.	1,002,633
			1,002,633

		Chemicals: 0.8%
32,150		Praxair, Inc.	1,901,994
			1,901,994

		Computers: 1.9%
74,475		Hewlett-Packard Co.	2,732,488
320,425	@	Sun Microsystems, Inc.	1,592,512
			4,325,000

		Cosmetics/Personal Care: 3.8%
142,075		Procter & Gamble Co.	8,805,809
			8,805,809

		Diversified Financial Services: 5.3%
107,700		Citigroup, Inc.	5,349,459

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
29,000		Fannie Mae	$1,621,390
20,475		Freddie Mac	1,358,107
84,850		JPMorgan Chase & Co.	3,984,556
			12,313,512
		Electric: 5.5%
23,625	L	Ameren Corp.	1,247,164
16,200	L	Consolidated Edison, Inc.	748,440
13,300		Dominion Resources, Inc.	1,017,317
5,200		Entergy Corp.	406,796
54,900	L	FPL Group, Inc.	2,470,500
65,200		PG&E Corp	2,715,580
32,900		PPL Corp.	1,082,410
28,800		Progress Energy, Inc.	1,306,944
54,425	L	Southern Co.	1,875,486
			12,870,637
		Electrical Components & Equipment: 1.5%
42,050		Emerson Electric Co.	3,526,313
			3,526,313
		Engineering & Construction: 0.6%
17,850		Fluor Corp.	1,372,487
			1,372,487
		Environmental Control: 1.5%
94,725		Waste Management, Inc.	3,474,513
			3,474,513
		Food: 6.4%
100,075		Campbell Soup Co.	3,652,738
18,100		Kellogg Co.	896,312
167,800	L	Kraft Foods, Inc.	5,983,748
192,500		Kroger Co.	4,454,450
			14,987,248
		Forest Products & Paper: 1.5%
100,760		International Paper Co.	3,489,319
			3,489,319
		Healthcare — Products: 3.5%
86,658		Baxter International, Inc.	3,939,473
155,800	@	Boston Scientific Corp.	2,304,282
27,300		Johnson & Johnson	1,772,862
			8,016,617
		Household Products/Wares: 2.6%
37,175		Clorox Co.	2,342,025
57,016		Kimberly-Clark Corp.	3,726,566
			6,068,591
		Insurance: 4.4%
22,400	@@	ACE Ltd.	1,225,952
28,200		Aflac, Inc.	1,290,432
15,100		Allstate Corp.	947,223
46,750		American International Group, Inc.	3,097,655
2,700		Chubb Corp.	140,292
4,700		Cincinnati Financial Corp.	225,882
15,800		Lincoln National Corp.	980,864
12,000	L	Metlife, Inc.	680,160
24,775	@@, L	XL Capital Ltd.	1,702,043
			10,290,503

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value
		Internet: 0.9%
66,875	@, L	IAC/InterActiveCorp	$1,923,325
12,400	@, L	Symantec Corp.	263,872
			2,187,197

		Machinery — Construction & Mining: 1.2%
40,625		Caterpillar, Inc.	2,673,125
			2,673,125

		Machinery — Diversified: 0.5%
13,950		Deere & Co.	1,170,545
			1,170,545

		Media: 2.0%
112,550	@, L	Comcast Corp.	4,142,966
10,600	L	News Corp., Inc.	218,784
21,200		Time Warner, Inc.	386,476
			4,748,226

		Mining: 2.9%
112,900	@@	Barrick Gold Corp.	3,468,288
76,078		Newmont Mining Corp.	3,252,335
			6,720,623

		Miscellaneous Manufacturing: 3.2%
2,345		Eaton Corp.	161,453
155,000		General Electric Co.	5,471,500
7,900		Illinois Tool Works, Inc.	354,710
19,950		Parker Hannifin Corp.	1,550,714
			7,538,377

		Oil & Gas: 4.7%
163,800		ExxonMobil Corp.	10,990,980
			10,990,980

		Oil & Gas Services: 2.3%
20,200		Baker Hughes, Inc.	1,377,640
65,250	L	Schlumberger Ltd.	4,047,458
			5,425,098

		Pharmaceuticals: 12.5%
26,000		Abbott Laboratories	1,262,560
30,000	@@	AstraZeneca PLC ADR	1,875,000
52,850	@@	GlaxoSmithKline PLC ADR	2,813,206
6,400	@, L	Medco Health Solutions, Inc.	384,704
38,900		Merck & Co., Inc.	1,629,910
98,825	@@	Novartis AG ADR	5,775,333
184,775		Pfizer, Inc.	5,240,215
28,300	@@	Sanofi-Aventis ADR	1,258,501
59,425		Schering-Plough Corp.	1,312,698
55,500	@@, L	Teva Pharmaceutical Industries Ltd. ADR	1,891,995
111,731	L	Wyeth	5,680,404
			29,124,526

		Pipelines: 0.6%
103,100	L	El Paso Corp.	1,406,284
			1,406,284

		Retail: 1.3%
17,500		Federated Department Stores, Inc.	756,175

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value
		Retail (continued)
45,050		Wal-Mart Stores, Inc.	$2,221,866
			2,978,041
		Savings & Loans: 0.2%
8,100	L	Washington Mutual, Inc.	352,107
			352,107
		Software: 1.0%
49,075	L	Automatic Data Processing, Inc.	2,323,211
			2,323,211
		Telecommunications: 4.9%
179,300	L	AT&T, Inc.	5,838,003
58,400		BellSouth Corp.	2,496,600
36,525	L	Sprint Nextel Corp.	626,404
65,500		Verizon Communications, Inc.	2,432,015
			11,393,022
		Transportation: 0.8%
21,850		Union Pacific Corp.	1,922,800
			1,922,800
		Total Common Stock
		(Cost $201,887,634)	222,537,593

Principal Amount			Value

SHORT-TERM INVESTMENTS: 23.4%

	U.S. Government Agency Obligations: 6.2%
$14,454,000	Federal Home Loan Bank, 4.500%, due 10/02/06		$14,450,387

	Total U.S. Government Agency Obligations
	(Cost $14,450,387)		14,450,387

	Securities Lending CollateralCC: 17.2%
39,996,899	The Bank of New York Institutional Cash Reserve Fund		39,996,899

	Total Securities Lending Collateral
	(Cost $39,996,899)		39,996,899

	Total Short-Term Investments
	(Cost $54,447,286)		54,447,286

	Total Investments in Securities
	(Cost $256,334,920)*	127.1%	$276,984,879
	Other Assets and Liabilities — Net	(27.1)	(44,015,177)
	Net Assets	100.0%	$232,969,702

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $256,924,531.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$22,324,906
	Gross Unrealized Depreciation	(2,264,558)
	Net Unrealized Appreciation	$20,060,348

PORTFOLIO OF INVESTMENTS
ING MarketPro Portfolio	as of September 30, 2006 (Unaudited)

Shares				Value

AFFILIATED INVESTMENT COMPANIES: 100.0%

202,725		ING FMR Diversified Mid Cap Portfolio - Class I		$2,546,227
192,481		ING JPMorgan International Portfolio - Class I		2,891,059
259,959		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		2,669,782
56,341		ING Legg Mason Value Portfolio - Class I		2,660,966
171,479		ING Marisco Growth Portfolio - Class I		2,669,926
201,475		ING Mercury Large Cap Value Portfolio - Class I		2,629,243
117,440		ING T. Rowe Price Capital Appreciation Portfolio - Class I		2,959,492
80,884		ING Van Kampen Equity and Income Portfolio - Class I		2,970,068
551,506		ING VP Intermediate Bond Portfolio - Class I		7,357,095

		Total Investments in Securities
		(Cost $29,283,441)*	100.0%	$29,353,858
		Other Assets and Liabilities — Net	(0.0)	(14,529)

		Net Assets	100.0%	$29,339,329

	*	Cost for federal income tax purposes is $29,318,317.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$331,520
		Gross Unrealized Depreciation		(295,979)
		Net Unrealized Appreciation		$35,541

PORTFOLIO OF INVESTMENTS
ING MarketStyle Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares				Value

AFFILIATED INVESTMENT COMPANIES: 100.0%

33,408		ING Limited Bond Portfolio - Class I		$354,463
882,059		ING Liquid Assets Portfolio - Class I		882,059
142,692		ING VP Index Plus International Equity Portfolio - Class I		1,752,259
207,883		ING VP Index Plus Large Cap Portfolio - Class I		3,409,275
44,630		ING VP Index Plus Mid Cap Portfolio - Class I		792,625
42,074		ING VP Index Plus Small Cap Portfolio - Class I		706,008
73,326		ING VP Intermediate Bond Portfolio - Class I		978,169

		Total Investments in Securities
		(Cost $8,718,509)*	100.0%	$8,874,858
		Other Assets and Liabilities — Net	0.0	3,347

		Net Assets	100.0%	$8,878,205

	*	Cost for federal income tax purposes is $8,731,689.
		Net unrealized apprec consists of:
		Gross Unrealized Appreciation		$213,689
		Gross Unrealized Depreciation		(70,520)
		Net Unrealized Appreciation		$143,169

PORTFOLIO OF INVESTMENTS
ING MarketStyle Moderate Portfolio	as of September 30, 2006 (Unaudited)

Shares				Value

AFFILIATED INVESTMENT COMPANIES: 100.3%

41,019		ING Limited Maturity Bond Portfolio - Class I		$435,210
341,993		ING Liquid Assets Portfolio - Class I		341,993
23,968		ING VP Index Plus International Equity Portfolio - Class I		294,331
35,353		ING VP Index Plus Large Cap Portfolio - Class I		579,794
6,409		ING VP Index Plus Mid Cap Portfolio - Class I		113,817
5,438		ING VP Index Plus Small Cap Portfolio - Class I		91,248
32,738		ING VP Intermediate Bond Portfolio - Class I		436,722

		Total Investments in Securities
		(Cost $2,250,070)*	100.3%	$2,293,113
		Other Assets and Liabilities — Net	(0.3)	(5,820)

		Net Assets	100.0%	$2,287,293

	*	Cost for federal income tax purposes is $2,254,929.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$51,981
		Gross Unrealized Depreciation		(13,797)
		Net Unrealized Appreciation		$38,184

PORTFOLIO OF INVESTMENTS
ING MarketStyle Moderate Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares				Value

AFFILIATED INVESTMENT COMPANIES: 100.0%

89,276		ING Limited Maturity Bond Portfolio - Class I		$947,222
857,096		ING Liquid Assets Portfolio - Class I		857,096
117,913		ING VP Index Plus International Equity Portfolio - Class I		1,447,968
164,868		ING VP Index Plus Large Cap Portfolio - Class I		2,703,832
33,747		ING VP Index Plus Mid Cap Portfolio - Class I		599,348
35,798		ING VP Index Plus Small Cap Portfolio - Class I		600,686
110,125		ING VP Intermediate Bond Portfolio - Class I		1,469,064

		Total Investments in Securities
		(Cost $8,450,651)*	100.0%	$8,625,216
		Other Assets and Liabilities — Net	0.0	2,455

		Net Assets	100.0%	$8,627,671

	*	Cost for federal income tax purposes is $8,463,884.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation
		Gross Unrealized Depreciation		$218,337
		Net Unrealized Appreciation		(57,007)
				$161,330

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 92.6%

		Aerospace/Defense: 6.6%
361,720		General Dynamics Corp.	$25,924,472
200,307		Lockheed Martin Corp.	17,238,420
232,914		United Technologies Corp.	14,755,102
			57,917,994
		Agriculture: 3.1%
351,475		Archer-Daniels-Midland Co.	13,313,873
295,294		Monsanto Co.	13,881,771
			27,195,644
		Auto Manufacturers: 1.5%
123,058	@@, L	Toyota Motor Corp. ADR	13,401,016
			13,401,016
		Banks: 2.2%
533,112	L	Wells Fargo & Co.	19,287,992
			19,287,992
		Beverages: 1.4%
351,928	@@	Heineken NV ADR	8,040,112
63,024		PepsiCo, Inc.	4,112,946
			12,153,058
		Biotechnology: 7.1%
604,884	@, L	Genentech, Inc.	50,023,907
179,443	@	Genzyme Corp.	12,107,019
			62,130,926
		Chemicals: 0.4%
23,051		Air Products & Chemicals, Inc.	1,529,895
37,485		Praxair, Inc.	2,217,613
			3,747,508
		Coal: 0.9%
216,831		Peabody Energy Corp.	7,975,044
			7,975,044
		Cosmetics/Personal Care: 4.6%
649,581		Procter & Gamble Co.	40,261,030
			40,261,030
		Diversified Financial Services: 11.6%
208,216		Goldman Sachs Group, Inc.	35,223,901
416,762	L	Lehman Brothers Holdings, Inc.	30,782,041
602,733	@@	UBS AG	35,748,094
			101,754,036
		Healthcare — Services: 7.5%
83,333		Quest Diagnostics	5,096,646
1,222,632	L	UnitedHealth Group, Inc.	60,153,494
			65,250,140

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Home Builders: 2.4%
215,237	L	KB Home	$9,427,381
259,128	L	Lennar Corp.	11,725,542
			21,152,923
		Insurance: 1.8%
198,772		Genworth Financial, Inc.	6,959,008
348,092		Progressive Corp.	8,542,178
			15,501,186
		Lodging: 6.0%
265,028	@, L	Las Vegas Sands Corp.	18,114,664
515,383	@, L	MGM Mirage	20,352,475
110,139	L	Station Casinos, Inc.	6,369,338
114,045	@, L	Wynn Resorts Ltd.	7,756,200
			52,592,677
		Machinery — Construction & Mining: 1.9%
250,925		Caterpillar, Inc.	16,510,865
			16,510,865
		Media: 4.0%
952,164	@, L	Comcast Corp.	35,087,243
			35,087,243
		Oil & Gas Services: 2.7%
180,614	L	Halliburton Co.	5,138,468
299,091	L	Schlumberger Ltd.	18,552,615
			23,691,083
		Pharmaceuticals: 2.8%
225,769		Abbott Laboratories	10,963,343
302,706	@, L	Amylin Pharmaceuticals, Inc.	13,340,253
			24,303,596
		Real Estate: 0.9%
45,027	@, L	CB Richard Ellis Group, Inc.	1,107,664
112,825	L	St. Joe Co.	6,190,708
			7,298,372
		Retail: 8.2%
750,323		Lowe’s Cos., Inc.	21,054,063
402,032	@, L	Starbucks Corp.	13,689,190
230,970	L	Target Corp.	12,761,093
79,309		Walgreen Co.	3,520,527
399,978		Yum! Brands, Inc.	20,818,855
			71,843,728
		Semiconductors: 1.3%
325,865	L	Texas Instruments, Inc.	10,835,011
			10,835,011
		Telecommunications: 4.2%
366,518	@@, L	America Movil SA de CV ADR	14,429,814
557,860	@	Cisco Systems, Inc.	12,830,780
391,288		Motorola, Inc.	9,782,200
			37,042,794
		Transportation: 9.5%
400,565		Burlington Northern Santa Fe Corp.	29,417,494
308,012		FedEx Corp.	33,474,744
232,971		Union Pacific Corp.	20,501,448
			83,393,686

		Total Common Stock (Cost $655,806,202)	810,327,552

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount		Value

SHORT-TERM INVESTMENTS: 30.4%

	U.S. Government Obligations: 5.6%
$49,101,000	Federal Home Loan Bank Discount Note, 4.500%, due 10/02/06	$49,088,725

	Total U.S. Government Agency Obligations (Cost $49,088,725)	49,088,725

	Securities Lending CollateralCC: 24.8%
217,849,128	The Bank of New York Institutional Cash Reserves Fund	217,849,128

	Total Securities Lending Collateral (Cost $217,849,128)	217,849,128

	Total Short-Term Investments (Cost $266,937,853)	266,937,853

Total Investments in Securities
(Cost $922,744,055)*	123.0%	$1,077,265,405
Other Assets and Liabilities — Net	(23.0)	(201,733,425)
Net Assets	100.0%	$875,531,980

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $923,576,880.

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$168,746,775
	Gross Unrealized Depreciation	(15,058,250)
	Net Unrealized Appreciation	$153,688,525

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.0%

		Australia: 1.9%
80,637		CSL Ltd.	$3,237,824
56,050		Macquarie Bank Ltd.	2,889,943
			6,127,767
		Austria: 1.0%
49,897		Erste Bank der Oesterreichischen Sparkassen AG	3,104,234
			3,104,234
		Brazil: 2.1%
149,063	@	Gafisa SA	1,923,018
67,393	L	Uniao de Bancos Brasileiros SA ADR	4,987,082
			6,910,100
		Canada: 2.8%
77,611	L	Canadian National Railway Co.	3,255,005
144,652		Shoppers Drug Mart Corp.	5,909,023
			9,164,028
		France: 10.1%
130,557		AXA SA	4,810,910
116,686	L	JC Decaux SA	3,150,385
77,158		LVMH Moet Hennessy Louis Vuitton SA	7,935,466
26,472		Vallourec	6,171,127
181,641		Veolia Environnement	10,945,435
			33,013,323
		Germany: 5.2%
96,677		Continental AG	11,212,273
93,926		Hypo Real Estate Holding AG	5,852,831
			17,065,104
		Hong Kong: 4.8%
38,107	L	CNOOC Ltd. ADR	3,173,932
836,500		Esprit Holdings Ltd.	7,622,909
2,120,000		Shangri-La Asia Ltd.	4,710,642
			15,507,483
		India: 1.0%
108,258		ICICI Bank Ltd. ADR	3,324,603
			3,324,603
		Italy: 3.0%
752,750		Banca Intesa S.p.A.	4,949,358
226,808		Sanpaolo IMI S.p.A.	4,794,919
			9,744,277
		Japan: 15.0%
37,400		Advantest Corp.	1,864,683
128,400		Credit Saison Co., Ltd.	5,414,847
78,886		Daikin Industries Ltd.	2,336,567
1,061,000		Marubeni Corp.	5,287,618
360,000		Mitsui Trust Holdings, Inc.	4,104,465
223,000		Nippon Electric Glass Co., Ltd.	4,919,899
105,800		Nomura Holdings, Inc.	1,862,633
195,726		Sega Sammy Holdings, Inc.	6,302,164

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Japan (continued)
700,000	@, L	Seiyu Ltd.	$1,162,914
166,000		Sumitomo Realty & Development Co., Ltd.	4,883,011
115,200		Toyota Motor Corp.	6,268,810
45,400		Yamada Denki Co., Ltd.	4,558,969
			48,966,580
		Mexico: 5.1%
241,404		America Movil SA de CV ADR	9,504,075
238,254	@	Cemex SA de CV ADR	7,166,680
			16,670,755
		Norway: 1.4%
264,650	@	Acergy SA	4,537,772
			4,537,772
		Singapore: 3.4%
1,024,000		CapitaLand Ltd.	3,247,256
636,000		DBS Group Holdings Ltd.	7,677,118
			10,924,374
		South Korea: 2.8%
25,975	#, L	Samsung Electronics Co., Ltd. GDR	9,111,147
			9,111,147
		Sweden: 2.0%
186,936	L	Telefonaktiebolaget LM Ericsson ADR	6,439,945
			6,439,945
		Switzerland: 19.4%
417,977		ABB Ltd.	5,506,953
121,149		Lonza Group AG	8,385,623
24,878		Nestle SA	8,668,692
78,521		Roche Holding AG	13,565,857
86,632	@	Syngenta AG	13,062,680
234,803		UBS AG	14,035,740
			63,225,545
		Taiwan: 0.7%
230,502		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,212,819
			2,212,819
		United Kingdom: 14.3%
1,431,721		BAE Systems PLC	10,588,696
283,859		BP PLC	3,103,237
592,008		Carphone Warehouse Group PLC	3,404,545
538,050		Diageo PLC	9,501,454
792,116		Man Group PLC	6,643,210
170,594		Reckitt Benckiser PLC	7,067,153
908,732		Tesco PLC	6,123,294
			46,431,589

		Total Common Stock (Cost $286,200,135)	312,481,445

Principal Amount		Value

SHORT-TERM INVESTMENTS: 8.3%

	U.S. Government Agency Obligations: 3.1%
$10,085,000	Federal Home Loan Bank, 4.500%, due 10/02/06	$10,082,479

	Total U.S. Government Agency Obligations (Cost $10,082,479)	10,082,479

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount		Value

	Securities Lending CollateralCC: 5.2%
$17,071,518	The Bank of New York Institutional Cash Reserve Fund	$17,071,518

	Total Securities Lending Collateral (Cost $17,071,518)	17,071,518

	Total Short-Term Investments
	(Cost $27,153,997)	27,153,997

Total Investments in Securities
(Cost $313,354,132)*	104.3%	$339,635,442
Other Assets and Liabilities — Net	(4.3)	(14,131,890)
Net Assets	100.0%	$325,503,552

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $314,911,649.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$28,399,437
	Gross Unrealized Depreciation	(3,675,644)
	Net Unrealized Appreciation	$24,723,793

ING Marsico International Opportunities Portfolio Forward Foreign Currency Contracts as of September 30, 2006:

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

USD	155,793	JPY	18,235,495	10/02/06	154,375	(1,418)
					154,375	(1,418)

Percentage of
Industry	Net Assets
Advertising	1.0%
Aerospace/Defense	3.3
Auto Manufacturers	1.9
Auto Parts & Equipment	3.4
Banks	11.9
Beverages	2.9
Building Materials	2.9
Chemicals	6.6
Distribution/Wholesale	4.0
Diversified Financial Services	9.5
Electronics	2.1
Engineering & Construction	1.7
Food	4.5
Holding Companies - Diversified	2.4
Household Products/Wares	2.2
Insurance	1.5
Leisure Time	1.9
Lodging	1.4
Metal Fabricate/Hardware	1.9
Oil & Gas	1.9
Oil & Gas Services	1.4
Pharmaceuticals	5.2
Real Estate	3.1
Retail	4.6
Semiconductors	3.5
Telecommunications	4.9
Transportation	1.0
Water	3.4
Federal Home Loan Bank	3.1
Securities Lending Collateral	5.2
Other Assets and Liabilities - Net	(4.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.8%

		Aerospace/Defense: 4.4%
35,000		Boeing Co.	$2,759,750
25,000		Lockheed Martin Corp.	2,151,500
36,000		Raytheon Co.	1,728,360
			6,639,610
		Agriculture: 1.1%
30,000	L	UST, Inc.	1,644,900
			1,644,900
		Airlines: 1.9%
59,000	@, L	AMR Corp.	1,365,260
89,000		Southwest Airlines Co.	1,482,740
			2,848,000
		Auto Parts & Equipment: 0.9%
92,000	@, L	Goodyear Tire & Rubber Co.	1,334,000
			1,334,000
		Beverages: 1.0%
44,000		Pepsi Bottling Group, Inc.	1,562,000
			1,562,000
		Commercial Services: 2.8%
11,000	@	Convergys Corp.	227,150
32,000		McKesson Corp.	1,687,040
45,000		Paychex, Inc.	1,658,250
41,000	@, L	Quanta Services, Inc.	691,260
			4,263,700
		Computers: 8.6%
95,000	@, L	Cadence Design Systems, Inc.	1,611,200
62,000	@	Ceridian Corp.	1,386,320
64,000		Electronic Data Systems Corp.	1,569,280
80,000		Hewlett-Packard Co.	2,935,200
8,000		International Business Machines Corp.	655,520
26,000	@	Lexmark International, Inc.	1,499,160
13,025	@	NCR Corp.	514,227
72,000	@	Synopsys, Inc.	1,419,840
82,000	@, L	Western Digital Corp.	1,484,200
			13,074,947
		Cosmetics/Personal Care: 0.4%
9,000		Colgate-Palmolive Co.	558,900
			558,900
		Diversified Financial Services: 4.0%
16,000		Goldman Sachs Group, Inc.	2,706,720
22,000	L	Lehman Brothers Holdings, Inc.	1,624,920
23,000		Morgan Stanley	1,676,930
			6,008,570
		Electronics: 2.5%
53,000	@	Agilent Technologies, Inc.	1,732,570
30,000	@	Thomas & Betts Corp.	1,431,300
42,000	@	Vishay Intertechnology, Inc.	589,680
			3,753,550

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Environmental Control: 1.1%
46,000	L	Waste Management, Inc.	$1,687,280
			1,687,280
		Food: 2.1%
43,000		Campbell Soup Co.	1,569,500
40,000		HJ Heinz Co.	1,677,200
			3,246,700
		Healthcare — Products: 1.4%
6,245		Becton Dickinson & Co.	441,334
9,000	@	Idexx Laboratories, Inc.	820,260
14,000		Johnson & Johnson	909,160
			2,170,754
		Healthcare — Services: 4.7%
42,000		Aetna, Inc.	1,661,100
31,000	@	Coventry Health Care, Inc.	1,597,120
28,000	@	Humana, Inc.	1,850,520
26,000	@	WellPoint, Inc.	2,003,300
			7,112,040
		Home Builders: 0.9%
35,000		Thor Industries, Inc.	1,440,950
			1,440,950
		Housewares: 1.0%
55,000		Newell Rubbermaid, Inc.	1,557,600
			1,557,600
		Insurance: 2.0%
20,000		Prudential Financial, Inc.	1,525,000
42,000		WR Berkley Corp.	1,486,380
			3,011,380
		Internet: 1.0%
62,000	@	McAfee, Inc.	1,516,520
			1,516,520
		Iron/Steel: 0.3%
10,450		Nucor Corp.	517,171
			517,171
		Leisure Time: 0.5%
13,000		Harley-Davidson, Inc.	815,750
			815,750
		Machinery — Construction & Mining: 1.6%
36,000		Caterpillar, Inc.	2,368,800
			2,368,800
		Machinery — Diversified: 2.9%
45,000	@	Gardner Denver, Inc.	1,488,600
35,000		Manitowoc Co., Inc.	1,567,650
24,000		Rockwell Automation, Inc.	1,394,400
			4,450,650
		Media: 2.6%
92,000	@, L	DIRECTV Group, Inc.	1,810,560
67,000		Walt Disney Co.	2,070,970
			3,881,530

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Mining: 1.4%
27,000	L	Freeport-McMoRan Copper & Gold, Inc.	$1,438,020
8,000	L	Phelps Dodge Corp.	677,600
			2,115,620
		Miscellaneous Manufacturing: 3.5%
35,000		Dover Corp.	1,660,400
26,000		General Electric Co.	917,800
42,000		Illinois Tool Works, Inc.	1,885,800
18,000		Roper Industries, Inc.	805,320
			5,269,320
		Oil & Gas: 4.2%
5,990		Anadarko Petroleum Corp.	262,542
2,849		ConocoPhillips	169,601
31,000		ExxonMobil Corp.	2,080,100
41,000		Frontier Oil Corp.	1,089,780
27,000		Sunoco, Inc.	1,679,130
20,000		Tesoro Petroleum Corp.	1,159,600
			6,440,753
		Pharmaceuticals: 6.2%
8,160		AmerisourceBergen Corp.	368,832
31,000		Cardinal Health, Inc.	2,037,940
35,000		Caremark Rx, Inc.	1,983,450
52,000		Merck & Co., Inc.	2,178,800
76,000		Mylan Laboratories	1,529,880
9,945		Pfizer, Inc.	282,040
46,000		Schering-Plough Corp.	1,016,140
			9,397,082
		Retail: 8.7%
36,000		Best Buy Co., Inc.	1,928,160
61,000		Circuit City Stores, Inc.	1,531,710
40,000		Darden Restaurants, Inc.	1,698,800
13,000	@	Dick’s Sporting Goods, Inc.	591,760
28,000		JC Penney Co., Inc.	1,914,920
31,000	@	Kohl’s Corp.	2,012,520
40,000		Nordstrom, Inc.	1,692,000
76,000		Staples, Inc.	1,849,080
			13,218,950
		Semiconductors: 9.2%
88,000	@	Altera Corp.	1,617,440
55,000		Analog Devices, Inc.	1,616,450
37,000	@, L	Lam Research Corp.	1,677,210
183,000	@	LSI Logic Corp.	1,504,260
76,000	@	Micron Technology, Inc.	1,322,400
61,000		National Semiconductor Corp.	1,435,330
11,000	@, L	Novellus Systems, Inc.	304,260
58,000	@	Nvidia Corp.	1,716,220
82,000		Texas Instruments, Inc.	2,726,500
			13,920,070
		Software: 8.1%
103,000	@	BEA Systems, Inc.	1,565,600
63,000	@	BMC Software, Inc.	1,714,860
202,000	@	Compuware Corp.	1,573,580
40,000		Fair Isaac Corp.	1,462,800
14,920	@, L	Intuit, Inc.	478,782

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Software (continued)
86,000		Microsoft Corp.	$2,350,380
182,000	@	Oracle Corp.	3,228,680
			12,374,682

		Telecommunications: 5.6%
111,000	@, L	Avaya, Inc.	1,269,840
202,000	@	Cisco Systems, Inc.	4,646,000
104,000		Motorola, Inc.	2,600,000
			8,515,840

		Transportation: 3.2%
37,000	L	CH Robinson Worldwide, Inc.	1,649,460
52,000		CSX Corp.	1,707,160
64,000	@	Swift Transportation Co., Inc.	1,518,080
			4,874,700

		Total Common Stock
		(Cost $141,251,314)	151,592,319

Principal Amount				Value

SHORT-TERM INVESTMENTS: 10.4%

		Securities Lending CollateralCC: 10.4%
$15,706,316		The Bank of New York Institutional Cash Reserve Fund		$15,706,316

		Total Short-Term Investments		15,706,316
		(Cost $15,706,316)

		Total Investments in Securities
		(Cost $156,957,630)*	110.2%	$167,298,635
		Other Assets and Liabilities — Net	(10.2)	(15,417,867)
		Net Assets	100.0%	$151,880,768

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	*	Cost for federal income tax purposes is $157,039,167.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,130,345
		Gross Unrealized Depreciation		(4,870,877)
		Net Unrealized Appreciation		$10,259,468

PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Value Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 100.0%

		Aerospace/Defense: 2.4%
22,000		Northrop Grumman Corp.	$1,497,540
26,000		Raytheon Co.	1,248,260
			2,745,800
		Agriculture: 2.4%
39,000		Archer-Daniels-Midland Co.	1,477,320
21,000		Reynolds American, Inc.	1,301,370
			2,778,690
		Auto Manufacturers: 1.3%
45,000		General Motors Corp.	1,496,700
			1,496,700
		Banks: 1.7%
36,000		Bank of America Corp.	1,928,520
			1,928,520
		Beverages: 0.4%
13,000		Pepsi Bottling Group, Inc.	461,500
			461,500
		Chemicals: 1.1%
49,000	L	Lyondell Chemical Co.	1,243,130
			1,243,130
		Computers: 3.4%
4,000		Electronic Data Systems Corp.	98,080
53,000		Hewlett-Packard Co.	1,944,570
16,000		International Business Machines Corp.	1,311,040
9,000	@	Lexmark International, Inc.	518,940
			3,872,630
		Cosmetics/Personal Care: 0.4%
8,000		Procter & Gamble Co.	495,840
			495,840
		Diversified Financial Services: 14.0%
11,000		Bear Stearns Cos., Inc.	1,541,100
19,000		CIT Group, Inc.	923,970
78,000		Citigroup, Inc.	3,874,260
9,000		Goldman Sachs Group, Inc.	1,522,530
85,000		JPMorgan Chase & Co.	3,991,600
24,000		Lehman Brothers Holdings, Inc.	1,772,640
33,000		Morgan Stanley	2,406,030
			16,032,130
		Electronics: 0.8%
28,000	@	Agilent Technologies, Inc.	915,320
			915,320
		Food: 2.4%
32,000		Campbell Soup Co.	1,168,000
7,000	L	Kraft Foods, Inc.	249,620
45,000		Safeway, Inc.	1,365,750
			2,783,370

PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Healthcare — Services: 2.3%
17,000	@	Humana, Inc.	$1,123,530
19,000	@	WellPoint, Inc.	1,463,950
			2,587,480
		Housewares: 0.9%
35,000		Newell Rubbermaid, Inc.	991,200
			991,200
		Insurance: 10.5%
15,000		AMBAC Financial Group, Inc.	1,241,250
29,000		Chubb Corp.	1,506,840
1,000		MBIA, Inc.	61,440
12,000	L	MGIC Investment Corp.	719,640
15,000		Nationwide Financial Services	721,500
25,000		PMI Group, Inc.	1,095,250
24,000	L	Principal Financial Group	1,302,720
20,000	L	Prudential Financial, Inc.	1,525,000
23,000		Safeco Corp.	1,355,390
29,000		St. Paul Travelers Cos., Inc.	1,359,810
30,000		WR Berkley Corp.	1,061,700
			11,950,540
		Iron/Steel: 2.3%
29,000		Nucor Corp.	1,435,210
21,000		United States Steel Corp.	1,211,280
			2,646,490
		Leisure Time: 0.3%
16,000		Sabre Holdings Corp.	374,240
			374,240
		Machinery — Diversified: 0.5%
23,000	@, L	AGCO Corp.	583,050
			583,050
		Media: 2.9%
47,000		Clear Channel Communications, Inc.	1,355,950
3,000	@, L	DIRECTV Group, Inc.	59,040
63,000		Walt Disney Co.	1,947,330
			3,362,320
		Metal Fabricate/Hardware: 0.8%
44,000		Commercial Metals Co.	894,520
			894,520
		Mining: 2.1%
21,000	L	Freeport-McMoRan Copper & Gold, Inc.	1,118,460
15,000	L	Phelps Dodge Corp.	1,270,500
			2,388,960
		Miscellaneous Manufacturing: 2.6%
14,000		Crane Co.	585,200
27,000		General Electric Co.	953,100
8,000		Illinois Tool Works, Inc.	359,200
21,000		SPX Corp.	1,122,240
			3,019,740
		Office Furnishings: 0.3%
20,000	L	Steelcase, Inc.	313,800
			313,800

PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas: 23.4%
32,000		Anadarko Petroleum Corp.	$1,402,560
18,000		Apache Corp.	1,137,600
56,000		Chevron Corp.	3,632,160
44,000		ConocoPhillips	2,619,320
25,000		Devon Energy Corp.	1,578,750
115,000		ExxonMobil Corp.	7,716,500
9,000		Frontier Oil Corp.	239,220
25,000	L	Hess Corp.	1,035,500
22,000		Marathon Oil Corp.	1,691,800
40,000		Occidental Petroleum Corp.	1,924,400
20,000		Sunoco, Inc.	1,243,800
13,000		Tesoro Petroleum Corp.	753,740
34,000		Valero Energy Corp.	1,749,980
			26,725,330
		Pharmaceuticals: 7.8%
16,000		Cardinal Health, Inc.	1,051,840
20,000		Caremark Rx, Inc.	1,133,400
6,000	@	Medco Health Solutions, Inc.	360,660
55,000		Merck & Co., Inc.	2,304,500
141,000		Pfizer, Inc.	3,998,760
			8,849,160
		Retail: 3.1%
47,000	@, L	Autonation, Inc.	982,300
7,000		Circuit City Stores, Inc.	175,770
4,000	@	Dollar Tree Stores, Inc.	123,840
16,000		JC Penney Co., Inc.	1,094,240
29,000	@	Office Depot, Inc.	1,151,300
			3,527,450
		Savings & Loans: 0.5%
45,000		Hudson City Bancorp., Inc.	596,250
			596,250
		Semiconductors: 2.5%
35,000		Intersil Corp.	859,250
93,000	@, L	LSI Logic Corp.	764,460
72,000	@	Micron Technology, Inc.	1,252,800
			2,876,510
		Software: 1.7%
77,000	@	BEA Systems, Inc.	1,170,400
101,000	@	Compuware Corp.	786,790
			1,957,190
		Telecommunications: 3.5%
22,000	@, L	Avaya, Inc.	251,680
24,000	L	CenturyTel, Inc.	952,080
54,000		Motorola, Inc.	1,350,000
160,000	@, L	Qwest Communications International, Inc.	1,395,200
			3,948,960
		Toys/Games/Hobbies: 0.5%
3,000		Hasbro, Inc.	68,250
27,000		Mattel, Inc.	531,900
			600,150
		Transportation: 1.2%
42,000		CSX Corp.	1,378,860
			1,378,860
		Total Common Stock
		(Cost $102,627,165)	114,325,830

PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 9.6%

		Securities Lending CollateralCC: 9.6%
$10,905,608		The Bank of New York Institutional Cash Reserve Fund		$10,905,608

		Total Short-Term Investments
		(Cost $10,905,608)		10,905,608

		Total Investments in Securities
		(Cost $113,532,773)*	109.6%	$125,231,438
		Other Assets and Liabilities — Net	(9.6)	(10,950,163)
		Net Assets	100.0%	$114,281,275

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	*	Cost for federal income tax purposes is $113,801,948.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$12,576,513
		Gross Unrealized Depreciation		(1,147,023)
		Net Unrealized Appreciation		$11,429,490

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 58.3%

		Advertising: 0.1%
64,900	@@	WPP Group PLC	$803,916
			803,916
		Aerospace/Defense: 2.0%
181,980		Lockheed Martin Corp.	15,661,199
102,970		Northrop Grumman Corp.	7,009,168
140,510		United Technologies Corp.	8,901,309
			31,571,676
		Agriculture: 1.6%
338,840	S	Altria Group, Inc.	25,938,202
			25,938,202
		Apparel: 0.4%
10,716	@	Hanesbrands, Inc.	241,217
65,280	L	Nike, Inc.	5,719,834
			5,961,051
		Auto Parts & Equipment: 0.2%
47,080		Johnson Controls, Inc.	3,377,519
			3,377,519
		Banks: 5.9%
736,470		Bank of America Corp.	39,452,691
267,140		Bank of New York Co., Inc.	9,419,356
509,230	L	Mellon Financial Corp.	19,910,893
184,800		PNC Financial Services Group, Inc.	13,386,912
136,630		SunTrust Banks, Inc.	10,558,766
40,960		Wells Fargo & Co.	1,481,933
			94,210,551
		Beverages: 0.9%
70,640		Coca-Cola Co.	3,156,195
309,317	@@	Diageo PLC	5,462,246
29,830		Molson Coors Brewing Co.	2,055,287
63,070		PepsiCo, Inc.	4,115,948
			14,789,676
		Biotechnology: 0.5%
113,250	@, L	Amgen, Inc.	8,100,773
6,700	@	Millipore Corp.	410,710
			8,511,483
		Building Materials: 1.1%
663,500		Masco Corp.	18,193,170
			18,193,170
		Chemicals: 1.2%
57,920		Air Products & Chemicals, Inc.	3,844,150
57,270		Dow Chemical Co.	2,232,385
98,160		PPG Industries, Inc.	6,584,573
33,050		Praxair, Inc.	1,955,238
25,740	L	Sherwin-Williams Co.	1,435,777
22,060	@, @@	Syngenta AG	3,326,285
			19,378,408
		Commercial Services: 0.2%
117,800	@@	Accenture Ltd.	3,735,438
			3,735,438
		Computers: 0.3%
124,810		Hewlett-Packard Co.	4,579,279
			4,579,279

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Cosmetics/Personal Care: 0.6%
58,730		Alberto-Culver Co.	$2,971,151
158,630	L	Estee Lauder Cos., Inc.	6,397,548
			9,368,699
		Distribution/Wholesale: 0.2%
55,240		WW Grainger, Inc.	3,702,185
			3,702,185
		Diversified Financial Services: 6.4%
96,420	S	American Express Co.	5,407,234
57,070	L	Capital One Financial Corp.	4,489,126
352,016		Citigroup, Inc.	17,484,635
102,070	L	Countrywide Financial Corp.	3,576,533
131,510		Fannie Mae	7,352,724
45,350		Franklin Resources, Inc.	4,795,763
23,020		Freddie Mac	1,526,917
61,070		Goldman Sachs Group, Inc.	10,331,212
515,430		JPMorgan Chase & Co.	24,204,593
94,690		Lehman Brothers Holdings, Inc.	6,993,803
67,770		Merrill Lynch & Co., Inc.	5,300,969
59,020		Morgan Stanley	4,303,148
114,295	@@	UBS AG	6,811,562
			102,578,219
		Electric: 2.9%
124,140	L	Dominion Resources, Inc.	9,495,469
54,840		Edison International	2,283,538
15,720	L	Entergy Corp.	1,229,776
67,690	L	Exelon Corp.	4,097,953
42,440		FirstEnergy Corp.	2,370,698
461,650	L	FPL Group, Inc.	20,774,250
50,500	@, L	NRG Energy, Inc.	2,287,650
30,970		PPL Corp.	1,018,913
10,980		Public Service Enterprise Group, Inc.	671,866
29,760		TXU Corp.	1,860,595
			46,090,708
		Environmental Control: 0.2%
195,810	@	Nalco Holding Co.	3,626,401
			3,626,401
		Food: 1.1%
26,740		General Mills, Inc.	1,513,484
127,340		Kellogg Co.	6,305,877
64,550	L	Kroger Co.	1,493,687
14,974	@@	Nestle SA	5,217,662
85,730		Sara Lee Corp.	1,377,681
115,500	L	Tyson Foods, Inc.	1,834,140
			17,742,531
		Forest Products & Paper: 0.7%
290,850	L	Bowater, Inc.	5,982,785
45,920		International Paper Co.	1,590,210
53,530	@	Jefferson Smurfit Corp.	599,536
86,160		MeadWestvaco Corp.	2,284,102
			10,456,633
		Hand/Machine Tools: 0.0%
3,560	@@	Finning International, Inc.	119,150
			119,150
		Healthcare — Products: 1.2%
146,750	@	Boston Scientific Corp.	2,170,433
267,900		Johnson & Johnson	17,397,426
			19,567,859
		Healthcare — Services: 0.6%
554,820	@, L	Tenet Healthcare Corp.	4,516,235
59,390	@	WellPoint, Inc.	4,576,000
			9,092,235

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Insurance: 5.0%
46,930	@@	ACE Ltd.	$2,568,479
80,990		Aflac, Inc.	3,706,102
329,740	S	Allstate Corp.	20,684,590
39,100		Chubb Corp.	2,031,636
13,520		Cigna Corp.	1,572,646
445,890	@, L	Conseco, Inc.	9,359,231
353,250		Genworth Financial, Inc.	12,367,283
87,140		Hartford Financial Services Group, Inc.	7,559,395
161,270	L	Metlife, Inc.	9,140,784
40,690		Safeco Corp.	2,397,862
183,090		St. Paul Travelers Cos., Inc.	8,585,090
			79,973,098
		Internet: 0.7%
561,130	@, L	Symantec Corp.	11,940,846
			11,940,846
		Investment Companies: 0.1%
57,490	@, @@	KKR Private Equity Investors LP	1,221,663
			1,221,663
		Machinery - Diversified: 0.8%
125,740		Deere & Co.	10,550,843
29,810		Rockwell Automation, Inc.	1,731,961
			12,282,804
		Media: 1.9%
337,793		CBS Corp. - Class B	9,515,629
50,080		EW Scripps Co.	2,400,334
532,000	L	New York Times Co.	12,225,360
76,200		Time Warner, Inc.	1,389,126
106,450	@	Viacom, Inc. - Class B	3,957,811
39,270		Walt Disney Co.	1,213,836
			30,702,096
		Mining: 0.1%
104,370	@@	BHP Billiton PLC	1,798,407
			1,798,407
		Miscellaneous Manufacturing: 2.6%
42,880	L	3M Co.	3,191,130
22,180	@	Cooper Industries Ltd.	1,890,180
288,230		General Electric Co.	10,174,519
13,580		Illinois Tool Works, Inc.	609,742
216,140	L	Pall Corp.	6,659,273
673,210	@@, L	Tyco International Ltd.	18,843,148
			41,367,992
		Oil & Gas: 6.1%
201,610		Apache Corp.	12,741,752
37,150	@@, L	BP PLC ADR	2,436,297
86,009	L	Chevron Corp.	5,578,544
93,880		ConocoPhillips	5,588,676
233,750		Devon Energy Corp.	14,761,313
30,580		EOG Resources, Inc.	1,989,229
339,994		ExxonMobil Corp.	22,813,597
146,900	@, L	GlobalSantaFe Corp.	7,343,531
209,270	L	Hess Corp.	8,667,963
91,770	@, L	Noble Corp.	5,889,799
154,950	@@, L	Total SA ADR	10,217,403
			98,028,104
		Packaging & Containers: 0.8%
790,190	@	Owens-Illinois, Inc.	12,184,730
			12,184,730
		Pharmaceuticals: 3.0%
38,360	S	Abbott Laboratories	1,862,762
124,110		Eli Lilly & Co.	7,074,270
359,990		Merck & Co., Inc.	15,083,581
61,100	@	Warner Chilcott Ltd.	812,630

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals (continued)
457,930		Wyeth	$23,281,161
			48,114,404
		Pipelines: 0.5%
17,730	L	Questar Corp.	1,449,782
254,470		Williams Cos., Inc.	6,074,199
			7,523,981
		Retail: 2.0%
181,510		Federated Department Stores, Inc.	7,843,047
90,040		Home Depot, Inc.	3,265,751
171,270		OfficeMax, Inc.	6,977,540
517,320	@, L	Saks, Inc.	8,939,290
105,360		Wal-Mart Stores, Inc.	5,196,355
			32,221,983
		Savings & Loans: 0.1%
121,450	L	New York Community Bancorp., Inc.	1,989,351
			1,989,351
		Semiconductors: 0.5%
30,760	L	Analog Devices, Inc.	904,036
34,600		Applied Materials, Inc.	613,458
278,430		Intel Corp.	5,727,305
			7,244,799
		Software: 0.9%
1,195,470	@	Compuware Corp.	9,312,711
272,580	@	Oracle Corp.	4,835,569
			14,148,280
		Telecommunications: 3.9%
217,476	L	AT&T, Inc.	7,081,019
270,650	@	Cisco Systems, Inc.	6,224,950
49,780		Embarq Corp.	2,407,859
5,964,660	@, @@, L	Nortel Networks Corp.	13,718,718
407,970		Sprint Nextel Corp.	6,996,686
61,700	@@	Telus Corp.	3,472,091
528,810		Verizon Communications, Inc.	19,634,715
118,815	@@, L	Vodafone Group PLC ADR	2,716,111
			62,252,149
		Toys/Games/Hobbies: 0.4%
53,100		Hasbro, Inc.	1,208,025
269,460		Mattel, Inc.	5,308,362
			6,516,387
		Transportation: 0.6%
70,030		Burlington Northern Santa Fe Corp.	5,143,003
5,190		Con-way, Inc.	232,616
95,730		Norfolk Southern Corp.	4,216,907
9,600	L	United Parcel Service, Inc.	690,624
			10,283,150
		Total Common Stock
		(Cost $821,436,371)	933,189,213

Principal Amount			Value

CORPORATE BONDS/NOTES: 9.3%

		Aerospace/Defense: 0.1%
$1,704,000	@@, #, C	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	$1,633,223
32,000	C	Raytheon Co., 6.150%, due 11/01/08	32,568
			1,665,791
		Auto Parts & Equipment: 0.1%
1,329,000	C	Johnson Controls, Inc., 5.500%, due 01/15/16	1,301,033
			1,301,033
		Banks: 1.2%
849,000		Bank of America Corp., 5.375%, due 06/15/14	853,986
1,741,000		Bank of America Corp., 7.400%, due 01/15/11	1,885,975

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Banks (continued)
$1,191,000	@@, #, C, L	Barclays Bank PLC, 6.860%, due 09/29/49	$1,278,398
1,200,000	@@, #, C	DBS Capital Funding Corp., 7.657%, due 03/31/49	1,301,852
759,000	@@, #, C	HBOS Capital Funding LP, 6.071%, due 06/30/49	771,221
816,000	@@, C	Nordea Bank AB, 5.424%, due 04/20/55	778,712
2,136,000	@@, C, L	RBS Capital Trust I, 6.425%, due 12/29/49	2,170,020
1,280,000		UBS AG, 5.875%, due 07/15/16	1,319,839
1,584,000	@@, #, C	Unicredito Italiano Capital Trust II, 9.200%, due 10/29/49	1,790,562
2,761,000		Wachovia Corp., 5.250%, due 08/01/14	2,734,886
2,400,000	L	Wells Fargo & Co., 4.750%, due 02/09/15	2,303,407
289,000	L	Wells Fargo & Co., 5.125%, due 09/15/16	283,536
2,056,000	@@, #, C, L	Woori Bank, 6.125%, due 05/03/16	2,101,588
			19,573,982
		Beverages: 0.2%
1,600,000	@@, L	Diageo Finance BV, 5.500%, due 04/01/13	1,604,285
2,292,000	#, C	Miller Brewing Co., 5.500%, due 08/15/13	2,273,602
			3,877,887
		Building Materials: 0.1%
47,000	C	CRH America, Inc., 6.950%, due 03/15/12	49,613
1,570,000	@@, C	Hanson PLC, 6.125%, due 08/15/16	1,583,381
630,000	@@, C	Lafarge SA, 6.500%, due 07/15/16	652,130
			2,285,124
		Diversified Financial Services: 1.9%
1,860,000		American Express Co., 5.500%, due 09/12/16	1,870,920
2,209,000	C, L	Boeing Capital Corp., 6.500%, due 02/15/12	2,345,052
1,210,000		Capital One Financial Corp., 6.150%, due 09/01/16	1,226,611
2,788,000		Citigroup, Inc., 5.000%, due 09/15/14	2,720,673
1,507,000	L	Countrywide Financial Corp., 6.250%, due 05/15/16	1,532,173
1,301,000	L	Credit Suisse First Boston USA, Inc., 4.125%, due 01/15/10	1,260,421
1,067,000		Credit Suisse First Boston USA, Inc., 4.875%, due 08/15/10	1,055,305
860,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	851,194
381,000		General Electric Capital Corp., 5.450%, due 01/15/13	386,162
1,332,000	C, L	General Electric Capital Corp., 6.750%, due 03/15/32	1,527,460
342,000		General Electric Capital Corp., 8.750%, due 05/21/07	349,211
1,260,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	1,283,024
1,245,000	L	HSBC Finance Corp., 5.250%, due 01/14/11	1,246,477
294,000		Lehman Brothers Holdings, Inc., 5.500%, due 04/04/16	293,450
986,000		Lehman Brothers Holdings, Inc., 8.250%, due 06/15/07	1,006,004
1,652,000		Merrill Lynch & Co., Inc., 5.450%, due 07/15/14	1,656,999
1,070,000	C	Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	1,108,465
1,640,000	#, C, L	Mizuho Capital Investment 1 Ltd., 6.686%, due 01/25/49	1,657,066
1,018,000		Morgan Stanley, 4.750%, due 04/01/14	969,596
1,189,000	C, L	Morgan Stanley, 6.750%, due 04/15/11	1,258,278
1,274,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	1,286,660
386,000	#, C	Natexis Ambs Co., LLC, 8.440%, due 12/29/49	405,491
1,710,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	1,770,472
1,253,000	@@	UFJ Finance Aruba AEC, 6.750%, due 07/15/13	1,342,799
			30,409,963
		Electric: 1.0%
1,454,000	C	Dominion Resources, Inc., 5.150%, due 07/15/15	1,399,417
736,292	C, L	Entergy Louisiana, LLC, 8.090%, due 01/02/17	760,592
1,538,000	C	Exelon Generation Co., LLC, 6.950%, due 06/15/11	1,632,049
1,848,000	C, L	FirstEnergy Corp., 6.450%, due 11/15/11	1,929,879
726,000	C	Midamerican Energy Holdings Co., 3.500%, due 05/15/08	706,075
342,000	C	Midamerican Energy Holdings Co., 5.875%, due 10/01/12	348,679
1,204,000	#, C, L	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	1,221,171
369,000	C	Midamerican Funding, LLC, 6.927%, due 03/01/29	413,523
103,080		Northeast Utilities, 8.580%, due 12/01/06	103,215
339,000	C, L	Pacific Gas & Electric Co., 4.800%, due 03/01/14	326,739
1,770,000	C	Progress Energy, Inc., 7.100%, due 03/01/11	1,899,132
723,000	C, L	PSEG Power, LLC, 5.500%, due 12/01/15	708,799
554,000	C, L	PSEG Power, LLC, 6.950%, due 06/01/12	588,300
717,532	#, C	System Energy Resources, Inc., 5.129%, due 01/15/14	702,862
1,255,000	C	TXU Electric Delivery Co., 7.000%, due 09/01/22	1,363,383
1,229,000	C, L	TXU Energy Co., LLC, 7.000%, due 03/15/13	1,291,983
			15,395,798
		Environmental Control: 0.1%
765,000	C	Waste Management, Inc., 7.000%, due 07/15/28	839,929

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Environmental Control (continued)
$1,061,000	C	Waste Management, Inc., 7.375%, due 08/01/10	$1,138,173
			1,978,102
		Food: 0.1%
2,188,000	@@, #, C, L	Cadbury Schweppes US Finance, LLC, 5.125%, due 10/01/13	2,124,218
			2,124,218
		Forest Products & Paper: 0.0%
584,000	C	MeadWestvaco Corp., 6.800%, due 11/15/32	548,392
			548,392
		Hand/Machine Tools: 0.1%
1,240,000	C	Kennametal, Inc., 7.200%, due 06/15/12	1,316,228
			1,316,228
		Healthcare — Products: 0.1%
1,284,000	C	Baxter International, Inc., 5.900%, due 09/01/16	1,321,168
			1,321,168
		Healthcare — Services: 0.1%
1,107,000	C, L	HCA, Inc., 6.950%, due 05/01/12	972,776
285,000	C	HCA, Inc., 8.750%, due 09/01/10	288,563
			1,261,339
		Household Products/Wares: 0.1%
1,371,000	C	Fortune Brands, Inc., 5.125%, due 01/15/11	1,347,672
			1,347,672
		Insurance: 0.4%
138,000	C	Allstate Corp., 5.550%, due 05/09/35	130,681
1,056,000	C	Allstate Corp., 6.125%, due 12/15/32	1,078,952
2,164,000	C	American International Group, Inc., 4.250%, due 05/15/13	2,034,902
1,350,000	C, L	American International Group, Inc., 5.050%, due 10/01/15	1,318,010
807,000	@@	ASIF II, 5.750%, due 02/16/09	817,408
475,000	C, L	Metlife, Inc., 6.500%, due 12/15/32	512,630
928,000	C	St. Paul Travelers Cos., Inc., 5.500%, due 12/01/15	917,618
			6,810,201
		Lodging: 0.1%
1,507,000	C	Marriott International, Inc., 6.200%, due 06/15/16	1,537,074
			1,537,074
		Media: 0.5%
970,000	C, L	Clear Channel Communications, Inc., 6.250%, due 03/15/11	973,905
1,376,000	C	Cox Communications, Inc., 4.625%, due 06/01/13	1,280,790
1,291,000	C	Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,344,744
791,000		News America Holdings, 8.500%, due 02/23/25	935,024
383,000		News America, Inc., 6.200%, due 12/15/34	366,998
1,043,000	C, L	Walt Disney Co., 5.625%, due 09/15/16	1,052,436
1,615,000		Walt Disney Co., 6.375%, due 03/01/12	1,698,203
			7,652,100
		Oil & Gas: 0.5%
710,000	C	Anadarko Petroleum Corp., 5.950%, due 09/15/16	719,823
1,752,000	C	Devon OEI Operating, Inc., 7.250%, due 10/01/11	1,884,649
1,000,000	@@, C	Nexen, Inc., 5.875%, due 03/10/35	956,637
130,000	C	Ocean Energy, Inc., 4.375%, due 10/01/07	128,754
194,000	@@	Pemex Project Funding Master Trust, 8.625%, due 02/01/22	233,479
870,000	@@, #, C, I	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, due 09/30/16	870,000
1,050,000	C	Valero Energy Corp., 6.875%, due 04/15/12	1,119,126
1,620,000	C	XTO Energy, Inc., 5.650%, due 04/01/16	1,610,018
			7,522,486
		Oil & Gas Services: 0.1%
964,000	C	Halliburton Co., 5.500%, due 10/15/10	970,722
			970,722
		Pharmaceuticals: 0.3%
1,350,000	#, C	Allergan, Inc., 5.750%, due 04/01/16	1,372,195
1,606,000	C, L	Cardinal Health, Inc., 5.850%, due 12/15/17	1,606,491
1,350,000	C	Wyeth, 5.500%, due 03/15/13	1,358,042
			4,336,728

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Pipelines: 0.2%
$661,000	C	Centerpoint Energy, Inc., 7.875%, due 04/01/13	$736,659
744,000	C	Duke Capital, LLC, 8.000%, due 10/01/19	866,237
271,000	C	Kinder Morgan Energy Partners LP, 5.125%, due 11/15/14	258,013
1,421,000	C	Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,481,938
11,000	C	Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31	12,096
400,000	C	Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	457,679
			3,812,622
		Real Estate: 0.3%
2,407,000	C	EOP Operating LP, 6.800%, due 01/15/09	2,480,539
54,000	C, L	EOP Operating LP, 8.100%, due 08/01/10	58,686
1,938,000	@@, #, C	Socgen Real Estate Co., LLC, 7.640%, due 12/29/49	1,980,113
			4,519,338
		Real Estate Investment Trusts: 0.5%
327,000	C, L	Boston Properties, Inc., 5.000%, due 06/01/15	312,533
1,323,000	C	HRPT Properties Trust, 6.250%, due 08/15/16	1,364,719
45,000	C	Kimco Realty Corp., 6.000%, due 11/30/12	46,511
1,568,000	C, L	Prologis, 5.750%, due 04/01/16	1,574,783
694,000	C	Simon Property Group LP, 5.100%, due 06/15/15	669,629
1,125,000	C	Simon Property Group LP, 6.375%, due 11/15/07	1,135,023
397,000	C, L	Vornado Realty LP, 4.750%, due 12/01/10	385,798
2,471,000	C	Vornado Realty Trust, 5.625%, due 06/15/07	2,469,018
			7,958,014
		Retail: 0.4%
650,000	C	CVS Corp., 5.750%, due 08/15/11	659,153
1,640,000	C	Home Depot, Inc., 5.400%, due 03/01/16	1,632,151
1,506,000	C	Limited Brands, 5.250%, due 11/01/14	1,429,388
1,350,000	C	May Department Stores Co., 5.750%, due 07/15/14	1,330,696
1,706,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,601,188
			6,652,576
		Telecommunications: 0.7%
1,181,000	C, L	BellSouth Corp., 6.550%, due 06/15/34	1,186,727
594,000	C	Cingular Wireless, LLC, 6.500%, due 12/15/11	623,098
1,163,000	C	Cisco Systems, Inc., 5.500%, due 02/22/16	1,174,382
595,000	C	SBC Communications, Inc., 6.150%, due 09/15/34	577,910
2,557,000	C	TCI Communications Finance, 9.650%, due 03/31/27	2,715,905
609,000	@@, C	Telecom Italia Capital SA, 5.250%, due 11/15/13	577,489
361,000	@@, C, L	Telecom Italia Capital SA, 6.000%, due 09/30/34	323,781
600,000	@@, C	Telefonica Europe BV, 7.750%, due 09/15/10	648,305
3,298,000	C, L	Verizon New York, Inc., 6.875%, due 04/01/12	3,443,191
			11,270,788
		Transportation: 0.1%
588,000	C	CSX Corp., 6.750%, due 03/15/11	621,008
401,000	C	Union Pacific Corp., 6.125%, due 01/15/12	415,691
			1,036,699
		Total Corporate Bonds/Notes
		(Cost $148,635,247)	148,486,045

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.8%

		Federal Home Loan Bank: 0.0%
990,000	C	3.900%, due 02/25/08	975,320
			975,320
		Federal Home Loan Mortgage Corporation: 4.0%
4,294,000		3.750%, due 11/15/06	4,285,850
2,089,720		4.500%, due 08/01/18	2,019,665
1,804,765		4.500%, due 11/01/18	1,744,263
2,917,365		4.500%, due 01/01/19	2,819,565
80,016		4.500%, due 03/01/19	77,224
159,457		4.500%, due 02/01/20	153,893
1,402,108		4.500%, due 04/01/35	1,312,012
62,093		5.000%, due 12/01/17	61,223
119,741		5.000%, due 03/01/18	118,005
2,036,590		5.000%, due 05/01/18	2,007,064
1,812,636		5.000%, due 02/01/19	1,783,657

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Federal Home Loan Mortgage Corporation (continued)
$3,829,500		5.000%, due 09/01/33	$3,696,668
1,951,807		5.000%, due 11/01/33	1,884,105
733,994		5.000%, due 03/01/34	707,537
500,625		5.000%, due 04/01/34	482,580
605,187		5.000%, due 05/01/35	582,555
1,953,997		5.000%, due 08/01/35	1,880,925
893,373		5.000%, due 09/01/35	859,964
4,422,828		5.000%, due 10/01/35	4,257,430
752,363		5.500%, due 01/01/19	753,124
63,591		5.500%, due 04/01/19	63,713
53,484		5.500%, due 06/01/19	53,538
177,591		5.500%, due 07/01/19	177,771
151,527		5.500%, due 08/01/19	151,680
24,218		5.500%, due 12/01/19	24,242
20,724		5.500%, due 02/01/20	20,727
1,395,519		5.500%, due 06/01/25	1,387,388
635,379		5.500%, due 07/01/25	631,677
1,008,761		5.500%, due 08/01/25	1,002,884
1,003,018		5.500%, due 09/01/25	997,174
2,989,251		5.500%, due 05/01/33	2,957,355
2,631,374		5.500%, due 12/01/33	2,603,297
3,565,705		5.500%, due 01/01/34	3,527,659
345,131		5.500%, due 04/01/34	341,144
1,166,638		5.500%, due 10/01/34	1,153,162
224,615		5.500%, due 11/01/34	222,020
165,488		5.500%, due 05/01/35	163,335
866,662		5.500%, due 07/01/35	855,383
503,976		5.500%, due 09/01/35	497,417
154,224		6.000%, due 04/01/16	156,501
257,764		6.000%, due 04/01/17	261,561
145,046		6.000%, due 07/01/17	147,183
192,087		6.000%, due 10/01/17	194,917
1,994,891		6.000%, due 08/01/19	2,023,553
333,096		6.000%, due 09/01/19	337,882
492,418		6.000%, due 05/01/21	499,512
1,245,851		6.000%, due 02/01/23	1,264,073
431,916		6.000%, due 12/01/25	437,119
421,123		6.000%, due 02/01/26	426,197
308,118		6.000%, due 04/01/34	310,295
44,570		6.000%, due 05/01/34	44,885
1,068,858		6.000%, due 07/01/34	1,076,413
3,560,947		6.000%, due 08/01/34	3,586,114
309,215		6.000%, due 09/01/34	311,400
358,365		6.000%, due 07/01/35	360,445
851,274		6.000%, due 08/01/35	856,217
603,441		6.000%, due 03/01/36	606,790
223,894		6.500%, due 05/01/34	228,367
310,041		6.500%, due 06/01/34	316,234
1,366,642		6.500%, due 08/01/34	1,393,944
401,390		6.500%, due 10/01/34	410,537
			63,569,014
		Federal National Mortgage Association: 10.8%
2,202,000	C	3.000%, due 03/02/07	2,181,453
152,626		4.010%, due 08/01/13	143,471
568,540		4.019%, due 08/01/13	535,041
724,596		4.500%, due 04/01/18	701,494
1,552,866		4.500%, due 06/01/18	1,503,358
1,014,319		4.500%, due 07/01/18	981,981
1,306,370		4.500%, due 03/01/19	1,262,605
1,139,808		4.500%, due 04/01/20	1,101,623
370,628		4.500%, due 05/01/20	357,838
540,319		4.500%, due 02/01/35	506,098
2,107,033		4.500%, due 03/01/35	1,969,900
1,337,038		4.519%, due 05/01/14	1,287,727
154,613		4.621%, due 04/01/13	150,510
378,130		4.630%, due 04/01/14	365,684
795,900		4.780%, due 12/01/12	781,703
21,910		4.845%, due 06/01/13	21,495
453,132		4.848%, due 08/01/14	444,549
461,217		4.880%, due 03/01/20	454,952
2,307,163		4.925%, due 04/01/15	2,270,986

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Federal National Mortgage Association (continued)
$240,000		4.940%, due 08/01/15	$234,142
978,225		5.000%, due 11/01/17	964,847
4,025,650		5.000%, due 02/01/18	3,970,599
189,488		5.000%, due 06/01/18	186,774
2,220,081		5.000%, due 12/01/18	2,182,306
1,857,604		5.000%, due 07/01/19	1,828,474
798,433		5.000%, due 09/01/19	785,912
127,476		5.000%, due 11/01/19	125,477
600,112		5.000%, due 05/01/20	590,046
922,262		5.000%, due 07/01/20	906,793
1,365,490		5.000%, due 03/01/34	1,316,550
525,268		5.000%, due 05/01/34	505,934
707,246		5.000%, due 06/01/34	681,213
564,600		5.000%, due 08/01/34	543,818
1,546,739		5.000%, due 09/01/34	1,489,807
309,491		5.000%, due 11/01/34	298,099
278,097		5.000%, due 12/01/34	267,860
966,648		5.000%, due 06/01/35	929,751
5,281,128		5.000%, due 07/01/35	5,079,544
1,004,717		5.000%, due 08/01/35	966,366
855,000	L	5.250%, due 04/15/07	854,869
319,576		5.471%, due 11/01/15	326,152
1,267,591		5.500%, due 11/01/17	1,270,802
21,112		5.500%, due 12/01/17	21,166
538,809		5.500%, due 01/01/18	540,174
1,202,113		5.500%, due 02/01/18	1,204,571
43,325		5.500%, due 12/01/18	43,414
508,687		5.500%, due 01/01/19	509,727
852,149		5.500%, due 06/01/19	853,112
1,841,811		5.500%, due 07/01/19	1,843,893
856,886		5.500%, due 08/01/19	857,854
1,196,185		5.500%, due 09/01/19	1,197,538
197,879		5.500%, due 11/01/19	198,103
345,764		5.500%, due 12/01/19	346,155
48,686		5.500%, due 04/01/20	48,697
866,297		5.500%, due 05/01/25	860,398
587,519		5.500%, due 06/01/25	583,517
1,856,850		5.500%, due 02/01/33	1,835,109
172,367		5.500%, due 03/01/33	170,457
25,234		5.500%, due 05/01/33	24,939
2,720,128		5.500%, due 06/01/33	2,688,278
5,847,840		5.500%, due 07/01/33	5,779,370
2,841,153		5.500%, due 11/01/33	2,807,887
471,903		5.500%, due 12/01/33	466,377
1,872,491		5.500%, due 01/01/34	1,850,566
2,338,794		5.500%, due 02/01/34	2,310,685
249,630		5.500%, due 03/01/34	246,601
734,119		5.500%, due 04/01/34	724,876
2,813,926		5.500%, due 05/01/34	2,778,498
503,118		5.500%, due 06/01/34	496,784
4,555,273		5.500%, due 07/01/34	4,497,920
1,429,180		5.500%, due 08/01/34	1,411,186
6,504,831		5.500%, due 09/01/34	6,422,934
5,042,315		5.500%, due 10/01/34	4,978,831
8,873,192		5.500%, due 11/01/34	8,761,476
3,782,285		5.500%, due 12/01/34	3,734,667
2,485,141		5.500%, due 01/01/35	2,453,014
1,111,086		5.500%, due 02/01/35	1,095,846
4,284,980		5.500%, due 03/01/35	4,224,996
1,485,906		5.500%, due 04/01/35	1,465,105
44,842		5.500%, due 05/01/35	44,214
1,166,065		5.500%, due 07/01/35	1,149,741
1,541,619		5.500%, due 08/01/35	1,520,038
3,481,389		5.500%, due 09/01/35	3,432,654
75,504		5.500%, due 10/01/35	74,447
1,340,000		5.722%, due 02/01/09	1,346,647
6,738,000	L	6.000%, due 05/15/08	6,844,272
75,851		6.000%, due 01/01/17	77,062
459,014		6.000%, due 02/01/17	466,339
835,064		6.000%, due 08/01/17	848,330
259,084		6.000%, due 03/01/18	263,200
2,438,498		6.000%, due 11/01/18	2,477,412

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Federal National Mortgage Association (continued)
$454,453		6.000%, due 01/01/21	$461,568
620,188		6.000%, due 05/01/21	629,898
496,510		6.000%, due 11/01/25	502,180
68,232		6.000%, due 01/01/34	68,718
2,173,910		6.000%, due 03/01/34	2,188,012
4,278,531		6.000%, due 04/01/34	4,306,859
330,970		6.000%, due 05/01/34	333,108
4,067,517		6.000%, due 06/01/34	4,093,786
2,667,972		6.000%, due 07/01/34	2,685,203
3,098,900		6.000%, due 08/01/34	3,118,915
242,362		6.000%, due 10/01/34	243,928
371,019		6.000%, due 11/01/34	373,415
261,900		6.000%, due 04/01/35	263,591
99,969		6.000%, due 09/01/35	100,487
1,185,411		6.000%, due 12/01/35	1,191,550
819,402		6.000%, due 02/01/36	823,566
1,252,574		6.000%, due 04/01/36	1,258,742
848,431		6.000%, due 07/01/36	852,609
246,929		6.330%, due 03/01/11	255,318
610,927		6.500%, due 06/01/31	624,836
75,943		6.500%, due 07/01/31	77,672
750,679		6.500%, due 09/01/31	767,769
449,264		6.500%, due 12/01/31	459,493
1,599,516		6.500%, due 07/01/32	1,635,310
1,366,497		6.500%, due 08/01/32	1,397,077
1,172,014		6.500%, due 01/01/33	1,198,242
189,814		6.500%, due 04/01/34	193,556
260,925		6.500%, due 06/01/34	266,069
1,135,975		6.500%, due 08/01/34	1,158,369
242,582		6.500%, due 03/01/36	247,112
404,925		6.500%, due 05/01/36	412,487
4,114,000		6.625%, due 09/15/09	4,308,321
3,186,000	L	6.625%, due 11/15/10	3,391,443
106,056		7.500%, due 02/01/30	110,104
341,182		7.500%, due 03/01/31	353,103
			172,560,096
		Financing Corporation: 0.0%
410,000		9.650%, due 11/02/18	577,684
			577,684
		Government National Mortgage Association: 1.0%
144,168		4.500%, due 07/20/33	134,925
27,660		4.500%, due 08/15/33	26,189
173,172		4.500%, due 09/15/33	163,963
730,249		4.500%, due 09/20/33	683,431
292,856		4.500%, due 12/20/34	273,750
131,737		5.000%, due 07/20/33	127,706
300,832		5.000%, due 03/15/34	292,616
863,319		5.000%, due 06/15/34	839,741
222,798		5.000%, due 10/15/34	216,713
1,154,669		5.500%, due 11/15/32	1,148,488
4,564,824		5.500%, due 05/15/33	4,540,237
1,231,972		5.500%, due 08/15/33	1,225,336
102,793		5.500%, due 09/15/34	102,223
29,575		5.500%, due 02/15/35	29,390
69,939		5.500%, due 04/20/35	69,283
119,884		5.500%, due 10/15/35	119,134
918,876		6.000%, due 09/15/32	931,882
53,789		6.000%, due 10/15/32	54,550
1,082,277		6.000%, due 04/15/33	1,097,134
32,323	L	6.000%, due 04/15/34	32,770
1,108,783		6.000%, due 07/15/34	1,124,110
357,631		6.000%, due 09/15/34	362,574
803,116		6.000%, due 11/20/34	812,466
510,710		6.000%, due 02/20/35	516,022
210,037		6.000%, due 04/20/35	212,221
539,106		6.500%, due 11/20/35	551,804
355,565		6.500%, due 02/20/36	363,926
			16,052,584
		Total U.S. Government Agency Obligations
		(Cost $258,286,450)	253,734,698

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 10.1%

		U.S. Treasury Bonds: 8.4%
$6,410,000	L	3.000%, due 11/15/07	$6,281,806
1,983,000	L	3.250%, due 08/15/07	1,954,806
2,054,000	L	3.500%, due 11/15/06	2,050,612
1,982,000	L	3.500%, due 11/15/09	1,919,367
446,000	L	3.875%, due 02/15/13	428,526
379,000	L	4.125%, due 05/15/15	365,868
2,003,000	L	4.250%, due 11/15/13	1,959,889
77,000	L	4.375%, due 05/15/07	76,732
2,270,000	L	4.500%, due 02/15/36	2,175,831
27,159,000	L	4.750%, due 11/15/08	27,204,627
1,301,000	L	4.750%, due 05/15/14	1,312,436
28,721,000	L	5.000%, due 02/15/11	29,238,208
16,011,000	L	5.375%, due 02/15/31	17,298,140
6,582,000	L	5.500%, due 02/15/08	6,646,537
17,691,000	L	5.625%, due 05/15/08	17,937,719
4,173,000	L	6.000%, due 02/15/26	4,775,807
9,782,000	L	6.250%, due 08/15/23	11,360,120
338,000	L	8.000%, due 11/15/21	452,286
1,183,000	C, L	10.375%, due 11/15/12	1,253,148
			134,692,465
		U.S. Treasury Inflation-Indexed Bonds: 0.8%
5,989,000	L	2.000%, due 01/15/14	6,471,994
5,049,000	L	4.250%, due 01/15/10	6,460,982
			12,932,976
		U.S. Treasury Notes: 0.9%
13,239,000	L	6.500%, due 02/15/10	14,011,112
			14,011,112
		Total U.S. Treasury Obligations
		(Cost $160,741,938)	161,636,553

ASSET-BACKED SECURITIES: 0.5%

		Automobile Asset-Backed Securities: 0.0%
48,286	C	AmeriCredit Automobile Receivables Trust, 2.180%, due 07/07/08	48,289
41,125	C	Capital One Auto Finance Trust, 3.180%, due 09/15/10	40,587
			88,876
		Home Equity Asset-Backed Securities: 0.2%
1,420,000	#, C, I	Bayview Financial Revolving Mortgage Loan Trust, 6.124%, due 12/28/40	1,419,994
1,160,000	C	Residential Funding Mortgage Securities II, Inc., 5.320%, due 12/25/35	1,155,047
			2,575,041
		Other Asset-Backed Securities: 0.3%
66,000	C	Countrywide Asset-Backed Certificates, 4.575%, due 07/25/35	65,449
1,178,000	C	Countrywide Asset-Backed Certificates, 4.823%, due 08/25/35	1,169,328
880,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	884,500
329,779	#, C	Falcon Franchise Loan, LLC, 7.382%, due 05/05/10	338,973
17,193	C	Residential Asset Mortgage Products, Inc., 3.800%, due 07/25/30	17,146
689,505	C	Residential Asset Mortgage Products, Inc., 4.109%, due 01/25/35	679,344
2,591,786	+, C	Structured Asset Securities Corp., 4.670%, due 03/25/35	2,562,810
			5,717,550
		Total Asset-Backed Securities
		(Cost $8,433,847)	8,381,467

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.7%

1,650,000	C, L	Banc of America Commercial Mortgage, Inc., 4.857%, due 07/10/43	1,596,561
1,506,237	C, L	Banc of America Commercial Mortgage, Inc., 5.182%, due 09/10/47	1,496,475
1,069,472	C	Bear Stearns Commercial Mortgage Securities, 5.116%, due 02/11/41	1,054,559
43,432	#, C	BlackRock Capital Finance LP, 7.750%, due 09/25/26	42,568
163,794	C	Chase Commercial Mortgage Securities Corp., 7.543%, due 07/15/32	168,116
350,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.400%, due 09/15/20	340,165
1,135,308	C	Credit Suisse Mortgage Capital Certificates, 5.509%, due 09/15/39	1,140,985
237,655	#, C	Criimi Mae CMBS Corp., 6.701%, due 06/20/30	237,712
741,987	#	Crimmi Mae Commercial Mortgage Trust, 7.000%, due 06/02/33	745,103
796,741	C	Deutsche Mortgage and Asset Receiving Corp., 6.538%, due 06/15/31	805,523
1,060,000	C	GE Capital Commercial Mortgage Corp., 5.339%, due 03/10/44	1,061,080
1,031,000	C	GMAC Mortgage Corp. Loan Trust, 5.805%, due 10/25/36	1,039,700
1,146,069	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	1,120,372
1,240,876	C, L	Greenwich Capital Commercial Funding Corp., 5.224%, due 04/10/37	1,230,568

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,608,000	C	Greenwich Capital Commercial Funding Corp., 5.317%, due 06/10/36		$1,609,925
975,000	C	Greenwich Capital Commercial Funding Corp., 5.912%, due 07/10/38		1,018,492
1,130,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.780%, due 07/15/42		1,083,503
1,400,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.948%, due 09/12/37		1,356,391
1,671,379	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46		1,637,518
1,608,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.212%, due 05/15/41		1,603,742
1,755,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.294%, due 01/12/43		1,755,929
942,476	C, I	JP Morgan Chase Commercial Mortgage Securities Corp., 5.440%, due 05/15/45		947,179
1,860,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.855%, due 06/12/43		1,927,080
99,642	C	LB Commercial Conduit Mortgage Trust, 6.480%, due 02/18/30		100,523
500,215	C	LB-UBS Commercial Mortgage Trust, 5.413%, due 09/15/39		501,170
814,000	C	Merrill Lynch Mortgage Trust, 5.264%, due 01/12/44		812,028
1,788,000	C	Merrill Lynch Mortgage Trust, 5.660%, due 05/12/39		1,836,070
38,376,304	#, C	Morgan Stanley Capital I, 0.541%, due 11/15/30		568,944
1,328,932	C	Morgan Stanley Capital I, 5.168%, due 01/14/42		1,313,524
335,155	C	Multi-Family Capital Access One, Inc., 6.650%, due 01/15/24		341,876
748,000	C	RAAC Series, 4.971%, due 09/25/34		732,837
2,112,360	C	Small Business Administration, 4.350%, due 07/01/23		2,020,913
805,924	C	Small Business Administration, 4.770%, due 04/01/24		787,949
1,771,292	C	Small Business Administration, 4.950%, due 03/01/25		1,752,308
1,097,520	C	Small Business Administration, 4.990%, due 09/01/24		1,084,247
1,195,640	C	Small Business Administration, 5.090%, due 10/01/25		1,185,126
3,719,706	C	Small Business Administration, 5.110%, due 08/01/25		3,691,684
1,306,574	C	Small Business Administration, 5.180%, due 05/01/24		1,305,952
896,617	C	Small Business Administration, 5.390%, due 12/01/25		903,370
1,902,883	C	Small Business Administration, 5.520%, due 06/01/24		1,930,156
1,424,451	#, C, I	Spirit Master Funding, LLC, 5.050%, due 07/20/23		1,402,842
49,713	#, C	TIAA Retail Commercial Trust, 7.170%, due 01/15/32		50,099
1,662,000	C	Wachovia Bank Commercial Mortgage Trust, 4.847%, due 10/15/41		1,609,496
1,650,000	C	Wachovia Bank Commercial Mortgage Trust, 4.935%, due 04/15/42		1,604,333
1,669,000	C	Wachovia Bank Commercial Mortgage Trust, 5.083%, due 03/15/42		1,637,810
1,172,000	C	Wachovia Bank Commercial Mortgage Trust, 5.196%, due 10/15/44		1,163,600
831,000	C	Wachovia Bank Commercial Mortgage Trust, 5.316%, due 12/15/44		829,935
1,745,000	C	Wachovia Bank Commercial Mortgage Trust, 5.466%, due 01/15/45		1,756,467
1,320,000	C	Wachovia Bank Commercial Mortgage Trust, 5.795%, due 07/15/45		1,358,651
1,330,000	C	Wachovia Bank Commercial Mortgage Trust, 5.962%, due 06/15/45		1,393,075
		Total Collateralized Mortgage Obligations
		(Cost $59,906,251)		58,694,231

OTHER BONDS: 0.4%

		Foreign Government Bonds: 0.4%
1,374,000	@@	Egypt Government AID Bonds, 4.450%, due 09/15/15		1,328,156
2,118,000	@@, L	Hydro Quebec, 6.300%, due 05/11/11		2,219,732
694,000		Israel Aid Bond, 4.625%, due 06/15/13		660,384
858,000	@@, C	Mexico Government International Bond, 5.625%, due 01/15/17		849,849
962,000	@@	Mexico Government International Bond, 6.375%, due 01/16/13		1,013,948
86,000	@@	Mexico Government International Bond, 6.625%, due 03/03/15		91,590
708,000	@@	Mexico Government International Bond, 7.500%, due 04/08/33		818,448
		Total Other Bonds
		(Cost $6,940,161)		6,982,107

		Total Long-Term Investments
		(Cost $1,464,380,265)		1,571,104,314

SHORT-TERM INVESTMENTS: 24.4%

		Commercial Paper: 1.3%
20,430,926		Citi Corp., 5.350%, due 10/02/06		20,430,926

		Total Commercial Paper
		(Cost $20,430,926)		20,430,926

		Securities Lending CollateralCC: 23.1%
370,932,705		The Bank of New York Institutional Cash Reserves Fund		370,932,705

		Total Securities Lending Collateral
		(Cost $370,932,705)		370,932,705

		Total Short-Term Investments
		(Cost $391,363,631)		391,363,631

		Total Investments in Securities
		(Cost $1,855,743,896)*	122.5%	$1,962,467,945
		Other Assets and Liabilities - Net	(22.5)	(361,062,920)
		Net Assets	100.0%	$1,601,405,025

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $1,863,498,456.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$132,597,865
	Gross Unrealized Depreciation	(33,628,376)
	Net Unrealized Appreciation	$98,969,489

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% of the Portfolios’ net assets, at market value, at time of purchase.

Portfolio	Security	Principal Amount	Initial Acquision Date	Cost	Value	Percent of Net Assets

MFS Total Return	Bayview Financial Revolving Mortgage Loan Trust, 6.124%, due 12/28/40	$1,420,000	03/01/06	$1,420,000	$1,419,994	0.1%
	JP Morgan Chase Commercial Mortgage Securities Corp., 5.440%, due 05/15/45	942,476	09/22/06	947,179	947,179	0.1
	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, due 09/30/16	870,000	09/20/06	870,000	870,000	0.0
	Spirit Master Funding, LLC, 5.050%, due 07/20/23	1,424,451	10/04/05	1,406,155	1,402,842	0.1
				$4,643,334	$4,640,015	0.3%

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 90.1%

		Coal: 0.5%
40,500		Consol Energy, Inc.	$1,285,065
			1,285,065
		Electric: 48.7%
162,900	@	AES Corp.	3,321,531
63,967,780	@@	AES Tiete SA	1,691,647
39,800		Ameren Corp.	2,101,042
90,600		American Electric Power Co., Inc.	3,295,122
42,900	@, @@	British Energy Group PLC	465,206
108,100		Centerpoint Energy, Inc.	1,547,992
44,200	@@	CEZ	1,563,850
333,400	@	CMS Energy Corp.	4,814,296
86,280		Constellation Energy Group, Inc.	5,107,776
46,670	@@	CPFL Energia SA ADR	1,793,528
32,000		DPL, Inc.	867,840
209,400		Duke Energy Corp.	6,323,880
209,830		Edison International	8,737,321
30,820,000	@, @@	Eletropaulo Metropolitana de Sao Paulo SA	1,233,339
237,783	@@	Enel S.p.A.	2,170,537
126,620	@@	Enersis SA ADR	1,671,384
4,480		Entergy Corp.	350,470
46,433	@@	EON AG	5,520,015
31,500	@, @@	Equatorial Energia SA	231,074
156,100		Exelon Corp.	9,450,294
122,310		FirstEnergy Corp.	6,832,237
27,300	@@	Fortum OYJ	727,603
226,890		FPL Group, Inc.	10,210,050
678,040	@@	International Power PLC	3,971,148
153,300	@	Mirant Corp.	4,186,623
247,120	@	NRG Energy, Inc.	11,194,536
35,400		NSTAR	1,180,944
28,300	@	Reliant Resources, Inc.	348,373
45,735	@@	RWE AG	4,218,787
19,500	@@	Scottish & Southern Energy PLC	480,316
66,877	@@	Scottish Power PLC	814,589
35,968	@@	Suez SA	1,580,364
46,850	@@	Tractebel Energia SA	379,230
124,180		TXU Corp.	7,763,734
40,770		Xcel Energy, Inc.	841,901
			116,988,579
		Electrical Components & Equipment: 0.0%
2,300	@@	Gamesa Corp. Tecnologica SA	50,354
			50,354
		Gas: 3.8%
109,920		AGL Resources, Inc.	4,012,080
201,450	@@	Enagas	4,883,156
5,800	@@	Gaz de France	230,682
			9,125,918
		Media: 6.2%
58,625	@	CBS Corp. - Class B	2,179,678
108,770		Citadel Broadcasting Corp.	1,022,438
53,510	@	Comcast Corp.	1,969,703

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media (continued)
214,480	@@	Grupo Televisa SA ADR	$4,559,845
122,960		News Corp., Inc.	2,416,164
47,000	@@	Rogers Communications, Inc.	2,573,384
6,800		Time Warner, Inc.	123,964
			14,845,176
		Oil & Gas: 4.1%
14,900		Chevron Corp.	966,414
7,000		Devon Energy Corp.	442,050
18,500		ENSCO International, Inc.	810,855
1,900		EOG Resources, Inc.	123,595
70,220	@	GlobalSantaFe Corp.	3,510,298
8,700		Hess Corp.	360,354
31,090	@	Noble Corp.	1,995,356
1,500	@@	OAO Gazprom ADR	65,131
7,400	@	Southwestern Energy Co.	221,038
19,600	@	Transocean, Inc.	1,435,308
			9,930,399
		Pipelines: 7.1%
17,200		El Paso Corp.	234,608
192,300		Equitable Resources, Inc.	6,726,654
22,560		Questar Corp.	1,844,731
346,491		Williams Cos., Inc.	8,270,740
			17,076,733
		Telecommunications: 19.2%
17,700		Alltel Corp.	982,350
74,430	@@	America Movil SA de CV ADR	2,930,309
175,100		AT&T, Inc.	5,701,256
76,380		Citizens Communications Co.	1,072,375
386,660	@	Dobson Communications Corp.	2,714,353
26,098	@, @@	Fastweb	1,182,403
124,804	@@	France Telecom SA	2,870,440
935,000	@, @@	Hutchison Telecommunications International Ltd.	1,654,603
1,204,900	@@	Singapore Telecommunications Ltd.	1,847,190
88,900	@@	Telecom Argentina SA ADR	1,222,375
133,800	@@	Telefonica SA	2,316,220
247,840	@@	Telenor ASA	3,222,632
124,170	@@	TELUS Corp	6,954,187
80,600	@@	Tim Participacoes SA ADR	2,244,710
56,200		Verizon Communications, Inc.	2,086,706
22,100	@, @@	Vimpel-Communications OAO ADR	1,339,039
209,843	@@	Vodafone Group PLC	479,320
396,104		Windstream Corp.	5,224,612
			46,045,080
		Water: 0.5%
21,180	@@	Veolia Environnement	1,276,274
			1,276,274
		Total Common Stock
		(Cost $196,015,462)	216,623,578

PREFERRED STOCK: 4.5%

		Electric: 3.8%
115,420		Entergy Corp.	6,281,156
11,900		NRG Energy, Inc.	2,808,995
			9,090,151

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Pipelines: 0.7%
1,330	#	El Paso Corp.	$1,627,255
			1,627,255
		Total Preferred Stock
		(Cost $10,472,182)	10,717,406

Principal Amount				Value

CONVERTIBLE BONDS: 0.1%

		Media: 0.0%
$110,000	C	EchoStar Communications Corp., 5.750%, due 05/15/08		$110,825
				110,825

		Oil & Gas: 0.1%
220,000	@@, C	Transocean, Inc., 1.500%, due 05/15/21		238,150
				238,150

		Total Convertible Bonds
		(Cost $352,082)		348,975

CORPORATE BONDS/NOTES: 0.5%

		Electric: 0.5%
1,045,000	C	TXU Energy Co., LLC, 7.000%, due 03/15/13		1,098,553

		Total Corporate Bonds/Notes
		(Cost $1,094,342)		1,098,553

		Total Long-Term Investments
		(Cost $207,934,068)		228,788,512

SHORT-TERM INVESTMENTS: 4.7%

		Commercial Paper: 4.7%
9,651,000		Citi 5.350%, due 10/02/06		9,648,132
1,701,000		Jupiter, LLC, 5.360%, due 10/02/06		1,700,493

		Total Short-Term Investments
		(Cost $11,348,625)		11,348,625

		Total Investments in Securities
		(Cost $219,282,693)*	99.9%	$240,137,137
		Other Assets and Liabilities - Net	0.1	173,175
		Net Assets	100.0%	$240,310,312

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
*	Cost for federal income tax purposes is $219,936,388.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$21,760,127
	Gross Unrealized Depreciation	(1,559,378)
	Net Unrealized Appreciation	$20,200,749

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING MFS Utilities Portfolio Forward Foreign Currency Contracts as of September 30, 2006:

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

GBP	2,586,970	USD	4,828,954	10/02/06	4,843,696	(14,742)
GBP	29,172	USD	54,566	10/02/06	54,620	(54)
GBP	34,640	USD	66,033	10/02/06	64,857	1,176
GBP	55,870	USD	104,287	10/02/06	104,608	(321)
GBP	75,371	USD	141,846	10/02/06	141,120	726
USD	472,666	GBP	251,473	10/02/06	470,844	(1,822)
USD	191,300	GBP	101,190	10/02/06	189,463	(1,837)
USD	155,347	GBP	81,888	10/02/06	153,322	(2,025)
USD	110,111	GBP	58,328	10/02/06	109,211	(900)
USD	133,828	GBP	70,246	10/02/06	131,525	(2,303)
USD	134,008	GBP	71,468	10/02/06	133,812	(196)
USD	111,915	GBP	59,616	10/02/06	111,622	(293)
USD	101,546	GBP	53,809	10/02/06	100,749	(797)
USD	66,122	GBP	35,152	10/02/06	65,816	(306)
USD	192,106	EUR	149,524	10/04/06	189,649	(2,457)
EUR	10,953,379	USD	14,119,454	10/20/06	13,905,590	213,864
EUR	53,272	USD	68,636	10/20/06	67,630	1,006
EUR	91,684	USD	118,126	10/20/06	116,396	1,731
EUR	143,336	USD	184,453	10/20/06	181,968	2,485
EUR	92,184	USD	118,660	10/20/06	117,031	1,629
EUR	186,304	USD	239,031	10/20/06	236,517	2,514
EUR	107,721	USD	138,653	10/20/06	136,754	1,899
EUR	186,310	USD	239,809	10/20/06	236,525	3,284
EUR	189,379	USD	241,757	10/20/06	240,421	1,336
EUR	72,146	USD	91,654	10/20/06	91,591	63
EUR	126,303	USD	160,989	10/20/06	160,345	644
EUR	31,292	USD	39,796	10/20/06	39,727	69
EUR	141,103	USD	179,375	10/20/06	179,134	241
EUR	196,247	USD	248,964	10/20/06	248,964	0
USD	32,120	EUR	25,258	10/20/06	32,066	(54)
USD	7,903	EUR	6,142	10/20/06	7,797	(106)
USD	216,736	EUR	170,299	10/20/06	216,199	(537)
USD	569,254	EUR	448,157	10/20/06	568,947	(307)
GBP	1,998,852	USD	3,773,512	11/27/06	3,745,127	28,385
GBP	42,151	USD	79,664	11/27/06	78,976	688
USD	377,040	GBP	198,382	11/27/06	371,696	(5,344)
USD	44,305	GBP	23,586	11/27/06	44,192	(113)
EUR	186,304	USD	237,379	11/30/06	237,061	318
EUR	122,194	USD	155,688	11/30/06	155,484	204
USD	189,983	EUR	149,524	11/30/06	189,983	0
					28,471,035	227,748

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.4%

		Advertising: 0.3%
19,900		Omnicom Group	$1,862,640
			1,862,640
		Aerospace/Defense: 3.5%
2,900	@, L	Alliant Techsystems, Inc.	235,074
49,000		Boeing Co.	3,863,650
43,800		General Dynamics Corp.	3,139,146
44,300		Lockheed Martin Corp.	3,812,458
45,800		Northrop Grumman Corp.	3,117,606
2,000	@, L	Orbital Sciences Corp.	37,540
64,200		Raytheon Co.	3,082,242
22,900		United Technologies Corp.	1,450,715
			18,738,431
		Agriculture: 1.7%
100,100		Altria Group, Inc.	7,662,655
5,100	L	Loews Corp.	282,489
18,600	L	Reynolds American, Inc.	1,152,642
			9,097,786
		Airlines: 0.3%
5,000	@, L	AMR Corp.	115,700
6,200	@, L	Continental Airlines, Inc.	175,522
69,700		Southwest Airlines Co.	1,161,202
2,900	@	US Airways Group, Inc.	128,557
			1,580,981
		Apparel: 0.1%
1,100	@, L	Columbia Sportswear Co.	61,413
2,500	@, L	Guess ?, Inc.	121,325
1,800	@, L	Gymboree Corp.	75,924
4,500	L	Liz Claiborne, Inc.	177,795
2,300		Phillips-Van Heusen	96,071
2,400	@, L	Skechers USA, Inc.	56,424
1,400		Wolverine World Wide, Inc.	39,634
			628,586
		Auto Manufacturers: 0.2%
17,400	L	General Motors Corp.	578,724
7,500		Paccar, Inc.	427,650
			1,006,374
		Auto Parts & Equipment: 0.0%
2,700		ArvinMeritor, Inc.	38,448
2,200	@@, L	Autoliv, Inc.	121,242
2,400	@	Tenneco, Inc.	56,136
			215,826
		Banks: 7.7%
245,508		Bank of America Corp.	13,151,864
21,800		BB&T Corp.	954,404
6,800		Comerica, Inc.	387,056
7,400		Huntington Bancshares, Inc.	177,082
31,300		Keycorp	1,171,872
12,600	L	M&T Bank Corp.	1,511,496

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
54,700		Mellon Financial Corp.	$2,138,770
52,900	L	National City Corp.	1,936,140
3,100		North Fork Bancorp., Inc.	88,784
15,400		PNC Financial Services Group, Inc.	1,115,576
29,700		SunTrust Banks, Inc.	2,295,216
4,100		TCF Financial Corp.	107,789
800		TD Banknorth, Inc.	23,104
153,500		US Bancorp.	5,099,270
94,600		Wachovia Corp.	5,278,680
100		Webster Financial Corp.	4,711
177,600		Wells Fargo & Co.	6,425,568
			41,867,382
		Beverages: 1.6%
73,500		Coca-Cola Co.	3,283,980
3,100		Coca-Cola Enterprises, Inc.	64,573
13,900		Pepsi Bottling Group, Inc.	493,450
71,200		PepsiCo, Inc.	4,646,512
			8,488,515
		Biotechnology: 0.4%
29,600	@	Amgen, Inc.	2,117,288
			2,117,288
		Building Materials: 0.4%
79,400		Masco Corp.	2,177,148
			2,177,148
		Chemicals: 1.2%
29,700		Air Products & Chemicals, Inc.	1,971,189
24,700		Dow Chemical Co.	962,806
6,400	L	Ecolab, Inc.	274,048
2,600		HB Fuller Co.	60,944
3,600	@	Hercules, Inc.	56,772
1,000		NewMarket Corp.	58,160
1,700	@, L	OM Group, Inc.	74,698
23,700		PPG Industries, Inc.	1,589,796
24,800	L	Rohm & Haas Co.	1,174,280
2,924		Tronox, Inc.	37,339
			6,260,032
		Commercial Services: 0.7%
1,800	L	Administaff, Inc.	60,660
1,900		Avis Budget Group, Inc.	34,751
7,000	@	Convergys Corp.	144,550
600	@	Dollar Thrifty Automotive Group	26,742
2,200	@	ITT Educational Services, Inc.	145,860
1,200		Jackson Hewitt Tax Service, Inc.	36,012
700	@, L	Live Nation, Inc.	14,294
4,700	L	Manpower, Inc.	287,969
50,500		McKesson Corp.	2,662,360
2,100	@, L	MPS Group, Inc.	31,731
1,900		Paychex, Inc.	70,015
7,300	@, L	Quanta Services, Inc.	123,078
3,500	@, L	Rent-A-Center, Inc.	102,515
5,500		Robert Half International, Inc.	186,835
			3,927,372
		Computers: 4.6%
2,600	@	Affiliated Computer Services, Inc.	134,836
16,600	@	Apple Computer, Inc.	1,278,698
3,600	@, L	Cadence Design Systems, Inc.	61,056

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Computers (continued)
4,500	@	Ceridian Corp.	$100,620
22,800	@	Computer Sciences Corp.	1,119,936
212,800	@, L	Dell, Inc.	4,860,352
3,300		Electronic Data Systems Corp.	80,916
201,100	@	EMC Corp.	2,409,178
160,600		Hewlett-Packard Co.	5,892,414
97,600		International Business Machines Corp.	7,997,344
2,000	@, L	Mentor Graphics Corp.	28,160
1,900	@	NCR Corp.	75,012
1,500		Reynolds & Reynolds Co.	59,265
10,100	@, L	Synopsys, Inc.	199,172
26,300	@, L	Western Digital Corp.	476,030
			24,772,989
		Cosmetics/Personal Care: 1.6%
39,200		Colgate-Palmolive Co.	2,434,320
97,132		Procter & Gamble Co.	6,020,241
			8,454,561
		Distribution/Wholesale: 0.0%
3,700	@	Brightpoint, Inc.	52,614
3,600	@	Tech Data Corp.	131,508
			184,122
		Diversified Financial Services: 9.4%
17,500		American Express Co.	981,400
13,300	@, L	AmeriCredit Corp.	332,367
18,340		Ameriprise Financial, Inc.	860,146
18,600		Bear Stearns Cos., Inc.	2,605,860
5,700	L	Capital One Financial Corp.	448,362
21,500		CIT Group, Inc.	1,045,545
257,500		Citigroup, Inc.	12,790,025
20,500		Countrywide Financial Corp.	718,320
3,500		Fannie Mae	195,685
7,900		Freddie Mac	524,007
31,100		Goldman Sachs Group, Inc.	5,261,187
1,200	L	Greenhill & Co., Inc.	80,424
1,400		International Securities Exchange, Inc.	65,646
6,100		Janus Capital Group, Inc.	120,292
6,100	L	Jefferies Group, Inc.	173,850
202,400		JPMorgan Chase & Co.	9,504,704
4,500	@, L	Knight Capital Group, Inc.	81,900
51,900		Lehman Brothers Holdings, Inc.	3,833,334
71,000		Merrill Lynch & Co., Inc.	5,553,620
76,100		Morgan Stanley	5,548,451
900	@	Piper Jaffray Cos.	54,558
1,300		Raymond James Financial, Inc.	38,012
			50,817,695
		Electric: 1.3%
3,400		Alliant Energy Corp.	121,482
61,000		American Electric Power Co., Inc.	2,218,570
1,300	L	Avista Corp.	30,784
8,300		Constellation Energy Group, Inc.	491,360
56,300	L	Duke Energy Corp.	1,700,260
8,100		Edison International	337,284
48,800		PG&E Corp.	2,032,520
2,200		Progress Energy, Inc.	99,836
			7,032,096
		Electrical Components & Equipment: 0.5%
900		Belden Cdt, Inc.	34,407

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electrical Components & Equipment (continued)
27,400		Emerson Electric Co.	$2,297,764
2,100	@	General Cable Corp.	80,241
1,400		Hubbell, Inc.	67,060
			2,479,472
		Electronics: 0.5%
56,000	@	Agilent Technologies, Inc.	1,830,640
10,800		Applera Corp. - Applied Biosystems Group	357,588
3,100	@, L	Cymer, Inc.	136,121
600	@, @@	Mettler Toledo International, Inc.	39,690
3,200	@, L	Plexus Corp.	61,440
49,200	@, L	Solectron Corp.	160,392
			2,585,871
		Engineering & Construction: 0.0%
1,200	@	EMCOR Group, Inc.	65,808
3,500		Granite Construction, Inc.	186,725
			252,533
		Entertainment: 0.3%
42,900		International Game Technology	1,780,350
1,500	@, L	Vail Resorts, Inc.	60,030
			1,840,380
		Environmental Control: 0.4%
5,300		Republic Services, Inc.	213,113
47,800		Waste Management, Inc.	1,753,304
			1,966,417
		Food: 1.7%
40,100		Campbell Soup Co.	1,463,650
92,800		ConAgra Foods, Inc.	2,271,744
3,300	@	Dean Foods Co.	138,666
6,900		Del Monte Foods Co.	72,105
21,200		General Mills, Inc.	1,199,920
28,900		HJ Heinz Co.	1,211,777
6,400	L	Kellogg Co.	316,928
8,500	L	Kraft Foods, Inc.	303,110
9,300		Kroger Co.	215,202
63,700		Safeway, Inc.	1,933,295
			9,126,397
		Forest Products & Paper: 0.0%
3,000		Temple-Inland, Inc.	120,300
			120,300
		Gas: 0.0%
6,100	L	Oneok, Inc.	230,519
			230,519
		Healthcare — Products: 2.7%
32,600		Becton Dickinson & Co.	2,303,842
1,900	@	Edwards Lifesciences Corp.	88,521
139,700		Johnson & Johnson	9,072,118
61,300		Medtronic, Inc.	2,846,772
6,600	@	Zimmer Holdings, Inc.	445,500
			14,756,753
		Healthcare — Services: 2.7%
9,100		Aetna, Inc.	359,905
38,300	L	HCA, Inc.	1,910,787
100	@, L	Healthways, Inc.	4,460

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Healthcare — Services (continued)
7,700	@	Humana, Inc.	$508,893
4,300	@, L	Laboratory Corp. of America Holdings	281,951
300	@	Magellan Health Services, Inc.	12,780
3,200		Manor Care, Inc.	167,296
2,000	@	Pediatrix Medical Group, Inc.	91,200
17,500		Quest Diagnostics	1,070,300
6,000	@, L	Sierra Health Services, Inc.	227,040
110,509		UnitedHealth Group, Inc.	5,437,043
59,109	@	WellPoint, Inc.	4,554,348
			14,626,003
		Home Builders: 0.0%
500	L	Thor Industries, Inc.	20,585
			20,585
		Home Furnishings: 0.0%
1,500		Ethan Allen Interiors, Inc.	51,990
2,900	L	Furniture Brands International, Inc.	55,216
2,000	@	Tempur-Pedic International, Inc.	34,340
			141,546
		Household Products/Wares: 0.0%
600		John H. Harland Co.	21,870
			21,870
		Housewares: 0.0%
2,900		Toro Co.	122,293
			122,293
		Insurance: 5.6%
34,500	@@	ACE Ltd.	1,888,185
900		Aflac, Inc.	41,184
70,300		Allstate Corp.	4,409,919
58,900		American International Group, Inc.	3,902,714
3,700		AmerUs Group Co.	251,637
17,200		AON Corp.	582,564
4,500		Assurant, Inc.	240,345
38,200		Chubb Corp.	1,984,872
5,900		Cigna Corp.	686,288
3,200		Cincinnati Financial Corp.	153,792
6,700		Genworth Financial, Inc.	234,567
3,100		Hanover Insurance Group, Inc.	138,353
28,300		Hartford Financial Services Group, Inc.	2,455,025
1,900	L	Landamerica Financial Group, Inc.	125,001
32,979		Lincoln National Corp.	2,047,336
17,800		Loews Corp.	674,620
3,800		MBIA, Inc.	233,472
4,800		Metlife, Inc.	272,064
700		Nationwide Financial Services	33,670
5,600		Old Republic International Corp.	124,040
4,400		PMI Group, Inc.	192,764
47,400		Principal Financial Group	2,572,872
5,900		Progressive Corp.	144,786
38,900		Prudential Financial, Inc.	2,966,125
5,000		Radian Group, Inc.	300,000
2,300		Safeco Corp.	135,539
1,300		Safety Insurance Group, Inc.	63,258
70,600		St. Paul Travelers Cos., Inc.	3,310,434
3,500		WR Berkley Corp.	123,865
			30,289,291

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Internet: 1.4%
600	@, L	Digital Insight Corp.	$17,592
9,300	@, L	Earthlink, Inc.	67,611
8,300	@	Emdeon Corp.	97,193
15,100	@, L	Google, Inc.	6,068,690
5,400	@, L	RealNetworks, Inc.	57,294
45,800	@, L	Symantec Corp.	974,624
16,000	@, L	TIBCO Software, Inc.	143,680
8,700	L	United Online, Inc.	105,966
6,200	@, L	VeriSign, Inc.	125,240
			7,657,890
		Iron/Steel: 0.6%
10,400	@, L	AK Steel Holding Corp.	126,256
2,500		Carpenter Technology Corp.	268,775
1,800	@	Chaparral Steel Co.	61,308
49,000		Nucor Corp.	2,425,010
4,400		Reliance Steel & Aluminum Co.	141,416
700		Ryerson, Inc.	15,323
1,600	L	Schnitzer Steel Industries, Inc.	50,464
2,800		Steel Dynamics, Inc.	141,260
3,600		United States Steel Corp.	207,648
			3,437,460
		Leisure Time: 0.2%
12,900		Harley-Davidson, Inc.	809,475
1,000	@, L	WMS Industries, Inc.	29,210
			838,685
		Lodging: 0.5%
400		Choice Hotels International, Inc.	16,360
4,200	@	Las Vegas Sands Corp.	287,070
12,900		Marriott International, Inc.	498,456
10,200	@, L	MGM Mirage	402,798
21,300		Starwood Hotels & Resorts Worldwide, Inc.	1,218,147
3,820	@, L	Wyndham Worldwide Corp.	106,845
			2,529,676
		Machinery — Construction & Mining: 0.4%
29,000		Caterpillar, Inc.	1,908,200
			1,908,200
		Machinery — Diversified: 0.3%
3,200	@, L	AGCO Corp.	81,120
2,300		Applied Industrial Technologies, Inc.	56,120
1,200	L	Cummins, Inc.	143,076
6,900		Deere & Co.	578,979
1,300	@	Flowserve Corp.	65,767
1,900	L	Manitowoc Co., Inc.	85,101
11,900		Rockwell Automation, Inc.	691,390
2,800		Wabtec Corp.	75,964
			1,777,517
		Media: 3.1%
21,600		CBS Corp. - Class B	608,472
83,200		Clear Channel Communications, Inc.	2,400,320
28,200	@, L	Comcast Corp.	1,039,170
51,600	@, L	DIRECTV Group, Inc.	1,015,488
40,100	L	Gannett Co., Inc.	2,278,883
9,800	@	Liberty Media Holding Corp.	818,986
41,700	@	Liberty Media Holding Corp. - Interactive	849,846
38,900		McGraw-Hill Cos., Inc.	2,257,367
56,800		News Corp., Inc.	1,116,120

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media (continued)
135,200		Time Warner, Inc.	$2,464,696
4,000	L	Tribune Co.	130,880
21,000	@, L	Viacom, Inc. - Class B	780,780
37,100		Walt Disney Co.	1,146,761
			16,907,769
		Metal Fabricate/Hardware: 0.1%
3,900		Commercial Metals Co.	79,287
1,500	L	Kaydon Corp.	55,530
2,200	@	NS Group, Inc.	142,010
2,500		Quanex Corp.	75,875
600		Valmont Industries, Inc.	31,350
6,300		Worthington Industries	107,478
			491,530
		Mining: 1.0%
39,500	L	Freeport-McMoRan Copper & Gold, Inc.	2,103,770
22,200		Phelps Dodge Corp.	1,880,340
12,800	L	Southern Copper Corp.	1,184,000
			5,168,110
		Miscellaneous Manufacturing: 5.3%
44,100		3M Co.	3,281,922
3,300		Acuity Brands, Inc.	149,820
1,200		AO Smith Corp.	47,316
1,800	@	Cooper Industries Ltd.	153,396
1,100		Crane Co.	45,980
31,200		Danaher Corp.	2,142,504
28,300		Eaton Corp.	1,948,455
395,800		General Electric Co.	13,971,740
47,000		Honeywell International, Inc.	1,922,300
60,600		Illinois Tool Works, Inc.	2,720,940
200	@@	Ingersoll-Rand Co.	7,596
3,200		Leggett & Platt, Inc.	80,096
5,600		SPX Corp.	299,264
10,900		Textron, Inc.	953,750
2,500		Trinity Industries, Inc.	80,425
39,400	@@, L	Tyco International Ltd.	1,102,806
			28,908,310
		Office/Business Equipment: 0.4%
2,100		IKON Office Solutions, Inc.	28,224
132,300	@, L	Xerox Corp.	2,058,588
			2,086,812
		Oil & Gas: 9.9%
32,400		Anadarko Petroleum Corp.	1,420,092
16,100		Apache Corp.	1,017,520
13,500	@@	Canadian Natural Resources Ltd.	615,245
57,400		Chesapeake Energy Corp.	1,663,452
118,494		Chevron Corp.	7,685,521
4,500	L	Cimarex Energy Co.	158,355
3,100	@, L	Comstock Resources, Inc.	84,165
85,345		ConocoPhillips	5,080,588
36,600		Devon Energy Corp.	2,311,290
21,000		EOG Resources, Inc.	1,366,050
276,100		ExxonMobil Corp.	18,526,310
6,100		Frontier Oil Corp.	162,138
7,500	@, L	Grey Wolf, Inc.	50,100
38,000	L	Hess Corp.	1,573,960
2,000		Holly Corp.	86,660
39,900		Marathon Oil Corp.	3,068,310

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
5,500	@, @@	Nabors Industries Ltd.	$163,625
65,292		Occidental Petroleum Corp.	3,141,198
29,300	@, @@	Paramount Resources Ltd.	704,878
2,000		Pogo Producing Co.	81,900
2,100	L	St. Mary Land & Exploration Co.	77,091
4,900		Sunoco, Inc.	304,731
3,900		Tesoro Petroleum Corp.	226,122
37,742		Valero Energy Corp.	1,942,581
700	L	W&T Offshore, Inc.	20,447
48,800		XTO Energy, Inc.	2,055,944
			53,588,273
		Oil & Gas Services: 0.6%
33,600		Schlumberger Ltd.	2,084,208
2,000		Tidewater, Inc.	88,380
2,600	@, L	Veritas DGC, Inc.	171,132
1,100	@	W-H Energy Services, Inc.	45,617
14,900	@	Weatherford International Ltd.	621,628
			3,010,965
		Packaging & Containers: 0.1%
1,900	L	Packaging Corp. of America	44,080
7,900	@	Pactiv Corp.	224,518
			268,598
		Pharmaceuticals: 5.3%
61,200		Abbott Laboratories	2,971,872
2,800		Alpharma, Inc.	65,492
15,500		AmerisourceBergen Corp.	700,600
3,600	@	Andrx Corp.	87,948
58,600		Bristol-Myers Squibb Co.	1,460,312
40,800		Cardinal Health, Inc.	2,682,192
53,700		Caremark Rx, Inc.	3,043,179
1,000	@	Endo Pharmaceuticals Holdings, Inc.	32,550
6,000	@	Express Scripts, Inc.	452,940
16,600	@	Forest Laboratories, Inc.	840,126
16,800	@, L	King Pharmaceuticals, Inc.	286,104
148,600		Merck & Co., Inc.	6,226,340
1,900	@	NBTY, Inc.	55,613
311,400		Pfizer, Inc.	8,831,304
700	@, L	Sciele Pharma, Inc.	13,188
17,500		Wyeth	889,700
			28,639,460
		Real Estate: 0.1%
7,200	@, L	CB Richard Ellis Group, Inc.	177,120
2,300	L	Jones Lang LaSalle, Inc.	196,604
4,775	@	Realogy Corp.	108,297
1,100	@	Trammell Crow Co.	40,161
			522,182
		Retail: 5.4%
2,800		American Eagle Outfitters	122,724
3,600	@	AnnTaylor Stores Corp.	150,696
6,100		Barnes & Noble, Inc.	231,434
8,800		Best Buy Co., Inc.	471,328
7,300	@, L	Big Lots, Inc.	144,613
1,500		Brown Shoe Co., Inc.	53,760
5,800	@, L	Charming Shoppes, Inc.	82,824
2,000	L	Christopher & Banks Corp.	58,960
9,300		Circuit City Stores, Inc.	233,523
24,500	L	Costco Wholesale Corp.	1,217,160

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
3,500		Darden Restaurants, Inc.	$148,645
6,500		Dillard’s, Inc.	212,745
9,000	@	Dollar Tree Stores, Inc.	278,640
700		Domino’s Pizza, Inc.	17,955
2,600	@, L	Dress Barn, Inc.	56,732
7,800	L	Family Dollar Stores, Inc.	228,072
11,400		Federated Department Stores, Inc.	492,594
88,800		Gap, Inc.	1,682,760
1,200	L	Group 1 Automotive, Inc.	59,880
69,200		Home Depot, Inc.	2,509,884
1,400	@	Jack in the Box, Inc.	73,052
36,200		JC Penney Co., Inc.	2,475,718
8,100	@	Kohl’s Corp.	525,852
44,100		Limited Brands, Inc.	1,168,209
1,200		Longs Drug Stores Corp.	55,212
52,200		Lowe’s Cos., Inc.	1,464,732
34,200		McDonald’s Corp.	1,337,904
4,850	L	Men’s Wearhouse, Inc.	180,469
5,700		Michaels Stores, Inc.	248,178
55,600		Nordstrom, Inc.	2,351,880
57,500	@	Office Depot, Inc.	2,282,750
3,100		OfficeMax, Inc.	126,294
900	@	Pantry, Inc.	50,733
2,300	@	Payless Shoesource, Inc.	57,270
1,700	L	RadioShack Corp.	32,810
3,300	@	Sears Holding Corp.	521,697
7,400		Staples, Inc.	180,042
10,300	@, L	Starbucks Corp.	350,715
38,800		TJX Cos., Inc.	1,087,564
1,700	@	Tween Brands, Inc.	63,920
70,000		Wal-Mart Stores, Inc.	3,452,400
1,200		Walgreen Co.	53,268
45,600		Yum! Brands, Inc.	2,373,480
			28,969,078

		Savings & Loans: 0.6%
8,300		Astoria Financial Corp.	255,806
1,900		Bankunited Financial Corp.	49,533
8,100		Golden West Financial Corp.	625,725
12,100	L	Hudson City Bancorp., Inc.	160,325
3,400	L	New York Community Bancorp., Inc.	55,692
46,963	L	Washington Mutual, Inc.	2,041,482
			3,188,563

		Semiconductors: 3.7%
26,600		Analog Devices, Inc.	781,774
106,900	L	Applied Materials, Inc.	1,895,337
15,800	@	Atmel Corp.	95,432
77,630	@	Freescale Semiconductor, Inc.	2,950,716
298,300		Intel Corp.	6,136,031
2,600	L	Intersil Corp.	63,830
7,600	@, L	Lam Research Corp.	344,508
5,200	@	MEMC Electronic Materials, Inc.	190,476
124,100	@	Micron Technology, Inc.	2,159,340
6,000	@, L	Omnivision Technologies, Inc.	85,620
10,900	@	ON Semiconductor Corp.	64,092
152,800		Texas Instruments, Inc.	5,080,600
3,500	@	Zoran Corp.	56,280
			19,904,036

		Software: 4.4%
27,100	@	BEA Systems, Inc.	411,920

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Software (continued)
10,900	@	BMC Software, Inc.	$296,698
2,000	@	CSG Systems International	52,860
5,400		Fair Isaac Corp.	197,478
76,400		First Data Corp.	3,208,800
7,500	@	Fiserv, Inc.	353,175
56,300	@, L	Intuit, Inc.	1,806,667
415,100		Microsoft Corp.	11,344,683
500	@, L	MicroStrategy, Inc.	50,915
2,800	L	MoneyGram International, Inc.	81,368
329,700	@	Oracle Corp.	5,848,878
1,700	@, L	Sybase, Inc.	41,208
			23,694,650
		Telecommunications: 5.6%
3,600		Alltel Corp.	199,800
102,849	L	AT&T, Inc.	3,348,763
68,600		BellSouth Corp.	2,932,650
6,900	L	CenturyTel, Inc.	273,723
269,200	@	Cisco Systems, Inc.	6,191,600
15,800		Citizens Communications Co.	221,832
3,700	@, L	CommScope, Inc.	121,582
4,554		Embarq Corp.	220,277
1,500	@	Interdigital Communications Corp.	51,150
800	@	Leap Wireless International, Inc.	38,792
165,100	@, L	Lucent Technologies, Inc.	386,334
162,400		Motorola, Inc.	4,060,000
7,900	@, L	Polycom, Inc.	193,787
38,200		Qualcomm, Inc.	1,388,570
332,700	@, L	Qwest Communications International, Inc.	2,901,144
217,987	L	Sprint Nextel Corp.	3,738,477
114,700		Verizon Communications, Inc.	4,258,811
			30,527,292
		Toys/Games/Hobbies: 0.0%
5,500		Mattel, Inc.	108,350
			108,350
		Transportation: 1.0%
1,400		Arkansas Best Corp.	60,242
300		Burlington Northern Santa Fe Corp.	22,032
57,800		CSX Corp.	1,897,574
15,300		FedEx Corp.	1,662,804
1,200	@, L	General Maritime Corp.	43,896
3,500		Laidlaw International, Inc.	95,655
7,300		Norfolk Southern Corp.	321,565
2,900	@@, L	OMI Corp.	62,959
1,800	L	Overseas Shipholding Group	111,186
3,000		Ryder System, Inc.	155,040
2,900	@	Swift Transportation Co., Inc.	68,788
15,400	L	United Parcel Service, Inc.	1,107,876
			5,609,617
		Total Common Stock
		(Cost $487,518,040)	537,553,077

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

Short-Term Investments: 8.7%

		U.S. Government Agency Obligations: 0.2%
$1,111,000		Federal Home Loan Bank, 4.500%, due 10/02/06		$1,110,722

		Total U.S. Government Agency Obligations
		(Cost $1,110,722)		1,110,722

		Securities Lending CollateralCC: 8.5%
45,589,724		The Bank of New York Institutional Cash Reserve Fund		45,589,724

		Total Securities Lending Collateral
		(Cost $45,589,724)		45,589,724

		Total Short-Term Investments
		(Cost $46,700,446)		46,700,446

		Total Investments in Securities
		(Cost $534,218,486)*	108.1%	$584,253,523
		Other Assets and Liabilities - Net	(8.1)	(43,551,129)
		Net Assets	100.0%	$540,702,394

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	*	Cost for federal income tax purposes is $538,998,268.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$53,428,697
		Gross Unrealized Depreciation		(8,173,442)
		Net Unrealized Appreciation		$45,255,255

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited)

Principal Amount				Value

CORPORATE BONDS/NOTES: 5.0%

			Agriculture: 0.1%
$1,200,000		#, C, L	Reynolds American, Inc., 7.625%, due 06/01/16	$1,250,771
				1,250,771
			Airlines: 0.1%
1,550,000			Continental Airlines, Inc., 7.056%, due 09/15/09	1,601,591
195,393		C, I, X	United Airlines, Inc., 9.350%, due 04/07/16	56,664
				1,658,255
			Auto Manufacturers: 0.3%
JPY	400,000,000	@@	Toyota Credit Canada, Inc., 0.560%, due 05/24/07	3,385,705
				3,385,705
			Banks: 0.4%
JPY	450,000,000	@@, L	NRW Bank, 0.050%, due 03/20/07	3,804,766
$1,500,000		@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	1,469,100
				5,273,866
			Chemicals: 0.2%
EUR	388,000	@@, I	SigmaKalon Group BV, 5.491%, due 06/30/12	491,774
EUR	900,000	@@, I	SigmaKalon Group BV, 5.991%, due 09/19/12	1,139,900
EUR	900,000	@@, I	SigmaKalon Group BV, 6.491%, due 09/19/13	1,155,957
				2,787,631
			Diversified Financial Services: 0.6%
$1,400,000		S	CIT Group, Inc., 7.750%, due 04/02/12	1,551,840
900,000		S	Citigroup, Inc., 5.625%, due 08/27/12	917,519
1,400,000			Ford Motor Credit Co., 5.700%, due 01/15/10	1,294,327
4,200,000			Ford Motor Credit Co., 7.000%, due 10/01/13	3,902,149
JPY	60,000,000		General Electric Capital Corp., 1.400%, due 11/02/06	508,396
$600,000		C	Morgan Stanley, 5.300%, due 03/01/13	599,882
				8,774,113
			Electric: 0.5%
1,000,000		C, S	Entergy Gulf States, Inc., 3.600%, due 06/01/08	969,812
3,272,789		C, S	Midwest Generation, LLC, 8.300%, due 07/02/09	3,340,290
2,800,000		C	NRG Energy, Inc., 7.375%, due 02/01/16	2,789,500
				7,099,602
			Food: 0.1%
2,500			Roundy’s, Inc., 8.330%, due 11/01/11	2,524
492,500		I	Roundy’s, Inc., 8.390%, due 11/01/11	497,271
500,000		I	Roundy’s, Inc., 8.440%, due 10/27/11	504,844
				1,004,639
			Forest Products & Paper: 0.3%
1,000,000		@@, C	Bowater Canada Finance, 7.950%, due 11/15/11	960,000
EUR	178,909	@@	Kappa-Jefferson Corp., 5.562%, due 11/29/13	228,395
EUR	134,552	@@	Kappa-Jefferson Corp., 5.650%, due 11/29/13	171,769
EUR	435,346	@@	Kappa-Jefferson Corp., 5.741%, due 11/29/13	556,047
EUR	119,273	@@	Kappa-Jefferson Corp., 5.754%, due 11/29/13	152,263
EUR	231,919	@@	Kappa-Jefferson Corp., 5.835%, due 11/29/13	296,220
EUR	119,273	@@	Kappa-Jefferson Corp., 6.090%, due 11/29/13	152,263
EUR	134,552	@@	Kappa-Jefferson Corp., 6.150%, due 11/29/13	171,769
EUR	435,346	@@	Kappa-Jefferson Corp., 6.241%, due 11/29/14	557,601
EUR	231,919	@@	Kappa-Jefferson Corp., 6.335%, due 11/29/14	297,048
EUR	178,909	@@	Kappa-Jefferson Corp., 6.606%, due 11/29/13	228,395
				3,771,770

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Healthcare — Services: 0.2%
$2,390,000	C	HCA, Inc., 5.250%, due 11/06/08	$2,366,100
			2,366,100
		Holding Companies — Diversified: 0.2%
1,150,000	@@, I	Nordic Telephone Co. APS, 5.207%, due 11/30/13	1,472,213
1,150,000	@@, I	Nordic Telephone Co. APS, 5.707%, due 11/30/14	1,478,471
			2,950,684
		Investment Companies: 0.2%
1,300,000	@@, I	Wind Acquisitions, 6.134%, due 06/17/14	1,660,834
1,300,000	@@, I	Wind Acquisitions, 5.634%, due 06/17/13	1,652,591
			3,313,425
		Lodging: 0.0%
138,000	C	MGM Mirage, 8.500%, due 09/15/10	147,488
			147,488
		Media: 0.9%
1,000,000		Charter Communications Holdings II, LLC, 7.755%, due 04/25/13	1,005,266
2,000,000	C	Echostar DBS Corp., 5.750%, due 10/01/08	1,987,500
927,500	@@	UPC Broadband Holding BV, 5.507%, due 03/31/13	1,175,835
1,050,000	@@	UPC Broadband Holding BV, 5.509%, due 12/31/13	1,331,690
6,400,000	#	Viacom, Inc., 5.594%, due 05/29/07	6,400,000
			11,900,291
		Oil & Gas: 0.4%
500,000	@@, C, S	Conoco Funding Co., 6.350%, due 10/15/11	526,416
1,400,000	@@	Pemex Project Funding Master Trust, 7.375%, due 12/15/14	1,516,900
2,200,000	@@	Pemex Project Funding Master Trust, 8.625%, due 02/01/22	2,647,700
350,000		Pemex Project Funding Master Trust, 9.250%, due 03/30/18	432,775
			5,123,791
		Pipelines: 0.2%
150,000		El Paso Corp., 7.750%, due 06/15/10	156,000
875,000	C, L	El Paso Corp., 7.750%, due 01/15/32	901,250
925,000	C, S	El Paso Corp., 7.800%, due 08/01/31	952,750
1,300,000	#, S	Williams Cos., Inc., 6.375%, due 10/01/10	1,300,000
			3,310,000
		Telecommunications: 0.3%
1,900,000	C, S, L	AT&T Corp., 4.125%, due 09/15/09	1,841,178
450,000	C	AT&T Corp., 7.300%, due 11/15/11	488,270
200,000	C, L	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	201,000
600,000	C	Qwest Communications International, Inc., 7.500%, due 02/15/14	604,500
950,000	C	Qwest Corp., 8.875%, due 03/15/12	1,041,438
			4,176,386

		Total Corporate Bonds/Notes
		(Cost $67,221,950)	68,294,517

U.S. GOVERNMENT AGENCY OBLIGATIONS: 86.5%

		Federal Home Loank Bank: 1.4%
18,800,000		4.880%, due 11/01/06	18,718,883
			18,718,883
		Federal Home Loan Mortgage Corporation: 9.9%
396,371	C, S	2.750%, due 02/15/12	395,813
4,332,861	C	3.500%, due 05/15/19	4,283,038
316,151	C	3.500%, due 07/15/32	301,319
1,481,437	C	4.000%, due 06/15/22	1,461,506
6,400,860	C	4.500%, due 05/15/24	6,318,922
19,735,877		4.714%, due 06/01/35	19,924,319
32,800,000		4.880%, due 10/10/06	32,752,989
779,870	C	5.000%, due 09/15/16	775,437
1,283,633	C	5.000%, due 05/15/18	1,281,608
20,313,848	C	5.000%, due 12/15/23	20,209,291
5,409,977	C	5.000%, due 03/15/26	5,380,943
925,807		5.000%, due 08/01/35	891,186

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Federal Home Loan Mortgage Corporation (continued)
$1,406,651		5.000%, due 09/01/35	$1,354,047
8,284,235		5.349%, due 09/01/35	8,284,231
257,491	S	5.500%, due 07/01/07	256,892
2,880,222		5.500%, due 09/01/19	2,883,135
1,337,143		5.500%, due 03/01/23	1,332,541
8,114,262		5.500%, due 05/01/35	8,008,658
2,500,000	W	5.500%, due 10/15/35	2,465,625
3,183,976	C	5.632%, due 10/25/44	3,218,188
131,416	C	5.670%, due 12/15/29	132,135
205,382		5.911%, due 11/01/31	206,528
1,771,321		6.000%, due 01/01/22	1,798,778
2,281,252		6.000%, due 03/01/22	2,314,619
5,273,946		6.000%, due 10/01/22	5,351,087
55,979		6.500%, due 07/01/19	57,613
81,688	S	6.631%, due 06/01/24	82,921
2,742,422	S	6.990%, due 01/01/29	2,789,949
116,891	C	8.250%, due 08/15/21	116,900
			134,630,218
		Federal National Mortgage Association: 75.0%
511,191		3.500%, due 04/25/17	508,021
10,890,274		3.851%, due 10/01/33	10,672,048
667,250	S	4.000%, due 08/25/09	665,333
11,664,810		4.190%, due 11/01/34	11,526,116
3,600,807	S	4.591%, due 08/01/35	3,582,247
8,359,111		4.654%, due 10/01/35	8,315,851
4,505,738		4.679%, due 10/01/35	4,477,503
4,247,275		4.725%, due 10/01/35	4,234,068
7,260,584		4.755%, due 07/01/35	7,174,509
3,249,448		4.841%, due 02/01/34	3,210,649
11,400,000		4.870%, due 10/11/06	11,383,059
102,400,000		4.870%, due 11/01/06	101,958,173
4,416,357	S	4.994%, due 09/01/34	4,375,802
207,806		5.000%, due 05/01/18	204,830
82,000,000	W	5.000%, due 10/15/18	80,590,584
982,458		5.000%, due 12/01/18	968,384
47,625		5.000%, due 01/01/19	46,943
633,152		5.000%, due 02/01/19	623,840
151,164		5.000%, due 07/01/19	148,793
4,100,000	C, S	5.000%, due 07/29/19	4,073,580
547,441		5.000%, due 08/01/19	538,856
779,247		5.000%, due 10/01/19	767,027
741,839		5.000%, due 11/01/19	730,206
2,549,388		5.000%, due 12/01/19	2,509,409
861,300		5.000%, due 02/01/20	846,854
487,049		5.000%, due 04/01/20	478,880
21,766,064		5.000%, due 08/01/20	21,400,990
1,316,629		5.000%, due 09/01/20	1,294,546
7,671,048		5.000%, due 10/01/20	7,542,384
3,587,343		5.000%, due 11/01/20	3,527,173
442,687		5.000%, due 07/01/35	425,790

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Federal National Mortgage Association (continued)
$4,428,114	S	5.000%, due 08/01/35	$4,259,090
156,061		5.000%, due 09/01/35	150,104
129,443		5.372%, due 05/01/36	130,140
143,097		5.500%, due 01/01/14	143,543
118,677		5.500%, due 12/01/14	119,241
26,664		5.500%, due 06/01/16	26,748
209,569		5.500%, due 03/01/17	210,100
189,177		5.500%, due 01/01/18	189,656
1,983,746		5.500%, due 06/01/23	1,974,854
2,825,833		5.500%, due 02/01/24	2,813,167
165,786		5.500%, due 01/01/32	163,950
567,199		5.500%, due 10/01/32	560,916
1,335,485		5.500%, due 01/01/33	1,320,488
8,595,240		5.500%, due 02/01/33	8,495,021
19,542		5.500%, due 04/01/33	19,313
6,616,387	S	5.500%, due 05/01/33	6,538,918
1,634,443		5.500%, due 10/01/33	1,615,306
1,133,072		5.500%, due 11/01/33	1,119,805
9,843,871	S	5.500%, due 12/01/33	9,728,611
1,322,869		5.500%, due 01/01/34	1,306,644
12,723,834	S	5.500%, due 09/01/34	12,563,638
5,956,656	S	5.500%, due 11/01/34	5,881,662
1,926,551		5.500%, due 12/01/34	1,902,295
3,913,907		5.500%, due 01/01/35	3,862,937
54,813,176	S	5.500%, due 02/01/35	54,119,207
22,166,232	S	5.500%, due 03/01/35	21,871,608
4,388,255		5.500%, due 04/01/35	4,330,874
1,002,589		5.500%, due 05/01/35	988,554
10,794,736		5.500%, due 06/01/35	10,643,625
17,321,353	S	5.500%, due 07/01/35	17,080,754
30,737,350		5.500%, due 08/01/35	30,307,065
41,197,041	S	5.500%, due 09/01/35	40,620,337
500,636		5.500%, due 10/01/35	493,628
374,907		5.500%, due 01/01/36	369,660
38,299		5.500%, due 02/01/36	37,746
1,821,055		5.500%, due 04/01/36	1,794,740
4,241,553		5.500%, due 05/01/36	4,180,260
5,179,232		5.500%, due 06/01/36	5,104,391
2,770,670		5.500%, due 07/01/36	2,730,632
997,884		5.500%, due 08/01/36	983,464
697,511		5.760%, due 08/01/42	702,581
842,197		5.763%, due 08/01/42	846,562
2,469,873		5.763%, due 10/01/44	2,489,739
397,837		5.830%, due 03/25/17	402,059
5,451,651	S	6.000%, due 06/01/22	5,527,595
614,560		6.000%, due 09/01/22	623,121
626,772		6.000%, due 10/01/22	635,504
1,242,505	S	6.000%, due 01/01/23	1,259,814
260,500,000	W	6.000%, due 10/15/34	261,721,224
1,011,207		6.174%, due 12/01/36	1,018,468
505,554		6.230%, due 04/25/32	518,172
9,627		6.500%, due 11/01/15	9,844
139,723		6.500%, due 09/01/16	142,888
77,134		6.500%, due 02/01/17	78,881
13,245		6.500%, due 03/01/17	13,545
169,709		6.500%, due 04/01/17	173,548
1,066		6.500%, due 06/01/29	1,092
176,000,000	W	6.500%, due 10/01/31	179,245,088
3,742,763		6.500%, due 06/17/38	3,838,524
			1,018,803,389
		Government National Mortgage Association: 0.2%
632,420		4.750%, due 08/20/27	637,843
750,415		5.125%, due 10/20/29	750,566

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Government National Mortgage Association (continued)
$586,089		5.375%, due 01/20/27	$588,250
420,996		5.375%, due 05/20/29	422,380
365,126		5.375%, due 04/20/30	369,293
			2,768,332

		Total U.S. Government Agency Obligations
		(Cost $1,179,282,719)	1,174,920,822

U.S. TREASURY OBLIGATIONS: 2.1%

		U.S. Treasury Inflation-Indexed Bonds: 2.1%
20,500,000	L	0.875%, due 04/15/10	20,874,267
5,400,000	L	3.375%, due 01/15/07	6,877,945

		Total U.S. Treasury Obligations
		(Cost $27,751,965)	27,752,212

ASSET-BACKED SECURITIES: 0.7%

		Automobile Asset-Backed Securities: 0.0%
39,222	C	Daimler Chrysler Auto Trust, 3.750%, due 12/08/07	39,234
			39,234
		Home Equity Asset-Backed Securities: 0.5%
1,093,292	C, S	ACE Securities Corp., 5.440%, due 10/25/35	1,094,151
112,216	C, S	Advanta Mortgage Loan Trust, 5.705%, due 11/25/29	112,318
2,300,000	C	Argent Securities, Inc., 5.376%, due 10/25/36	2,302,884
1,678,925	C	Argent Securities, Inc., 5.430%, due 11/25/35	1,680,229
1,218,592	C	Argent Securities, Inc., 5.450%, due 10/25/35	1,219,494
324,036	C	Renaissance Home Equity Loan Trust, 5.770%, due 08/25/33	325,126
			6,734,202
		Other Asset-Backed Securities: 0.2%
2,749,580	C, L	Ameriquest Mortgage Securities, Inc., 5.410%, due 01/25/36	2,751,753
			2,751,753

		Total Asset-Backed Securities
		(Cost $9,516,024)	9,525,189

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.8%

2,821,094	C	Adjustable Rate Mortgage Trust, 4.593%, due 05/25/35	2,773,885
3,653,936	C	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	3,556,195
5,100,000	C	American Home Mortgage Investment Trust, 4.550%, due 02/25/44	5,014,102
4,324,366	C, S	Banc of America Funding Corp., 4.114%, due 05/25/35	4,216,976
1,965,611	C	Banc of America Mortgage Securities, 5.000%, due 05/25/34	1,940,728
13,710,607	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.625%, due 10/25/35	13,382,004
4,109,332	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	4,054,545
2,718,403	C, S	Bear Stearns Alternative-A Trust, 5.395%, due 05/25/35	2,722,541
10,100,000	C	Bear Stearns Alternative-A Trust, 5.840%, due 11/25/36	10,068,516
4,200,000	#, C, S	Commercial Mortgage Pass-Through Certificates, 5.500%, due 03/15/20	4,203,202
6,981,083	C, S, I, ^	Countrywide Alternative Loan Trust, 0.419%, due 05/25/35	57,527
7,744,009	C	Countrywide Alternative Loan Trust, 5.530%, due 11/20/35	7,758,413
2,098,364	C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.650%, due 03/25/35	2,108,434
6,808,736	#, C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.670%, due 06/25/35	6,802,733
662,164	C, S	Credit Suisse First Boston Mortgage Securities Corp., 5.750%, due 09/22/17	649,033
112,244	#, C, S	Credit Suisse First Boston Mortgage Securities Corp., 5.880%, due 08/25/33	112,252
2,415,284	C	Downey Savings & Loan Association Mortgage Loan Trust, 6.765%, due 07/19/44	2,466,322
547,256		Federal Housing Administration, 8.175%, due 03/01/27	560,937
6,435,576	C	FHLMC Structured Pass-Through Securities, 5.832%, due 07/25/44	6,519,915
78,625,291	C, S, I, ^	First Horizon Alternative Mortgage Securities, Zero Coupon, due 01/25/36	225,081
2,072,489	C	First Horizon Alternative Mortgage Securities, 4.475%, due 03/25/35	2,049,222
1,938,506	C	General Motors Acceptance Corp. Loan Trust, 5.500%, due 09/25/34	1,929,447
4,328,771	C	GSR Mortgage Loan Trust, 4.540%, due 09/25/35	4,271,530
107,630	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	107,077
5,100,615	C	Lehman XS Trust, 5.410%, due 07/25/46	5,101,411
111,552	#, C	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	115,831
497	C	Residential Accredit Loans, Inc., 5.500%, due 06/25/17	496
1,041,530	C, S	Residential Accredit Loans, Inc., 5.730%, due 03/25/33	1,044,712
787,304	C	Residential Asset Securitization Trust, 5.730%, due 05/25/33	790,366
250,782	C	Sequoia Mortgage Trust, 5.670%, due 07/20/33	252,891

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

$5,575,035	C	Structured Asset Mortgage Investments, Inc., 5.550%, due 05/25/36	$5,583,360
1,154,908	C	Structured Asset Mortgage Investments, Inc., 6.288%, due 03/25/32	1,157,987
4,652,785	C	Structured Asset Securities Corp., 5.000%, due 12/25/34	4,620,523
6,700,000		Wachovia Bank Commercial Mortgage Trust, 5.410%, due 09/15/21	6,705,248
152,195	C	Washington Mutual, Inc., 5.106%, due 10/25/32	151,341
527,674	C	Washington Mutual, Inc., 5.427%, due 02/27/34	536,928
3,211,232	C, S	Washington Mutual, Inc., 5.600%, due 12/25/27	3,211,997
2,025,980	C	Washington Mutual, Inc., 5.640%, due 01/25/45	2,039,631
400,000	C	Washington Mutual, Inc., 5.667%, due 10/25/46	401,379
6,028,234	C	Washington Mutual, Inc., 5.677%, due 08/25/46	6,028,234
407,820	C	Washington Mutual, Inc., 5.963%, due 06/25/42	408,908
370,460	C	Washington Mutual, Inc., 5.963%, due 08/25/42	372,036
1,161,988	C	Wells Fargo Mortgage-Backed Securities Trust, 3.989%, due 12/25/34	1,137,302
5,900,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.319%, due 07/25/35	5,771,755

		Total Collateralized Mortgage Obligations
		(Cost $133,322,123)	132,982,953

MUNICIPAL BONDS: 1.4%

		California: 0.1%
1,300,000	C	Golden State Tobacco Securitization Corp., 6.250%, due 06/01/33	1,431,898
			1,431,898
		Georgia: 0.0%
500,000	C	State of Georgia, 6.160%, due 05/01/20	570,640
			570,640
		Illinois: 0.2%
1,860,000	C, S	City of Chicago, 6.160%, due 01/01/34	1,982,462
1,115,000	C, S	City of Chicago, 6.160%, due 01/01/35	1,253,862
			3,236,324
		Indiana: 0.1%
800,000	C	IPS Multi-School Building Corp., 5.000%, due 07/15/25	839,296
			839,296
		Lousiana: 0.1%
870,000	C	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	921,643
			921,643
		New Jersey: 0.2%
1,740,000	C	Tobacco Settlement Financing Corp., 6.000%, due 06/01/37	1,855,571
300,000	C	Tobacco Settlement Financing Corp., 6.750%, due 06/01/39	336,243
			2,191,814
		New York: 0.1%
1,150,000	C	New York City Municipal Water Finance Authority, 6.280%, due 06/15/38	1,257,157
			1,257,157
		Ohio: 0.0%
300,000	C	Kettering City School District, 5.000%, due 12/01/30	315,258
			315,258
		Texas: 0.3%
1,557,500	C	Lower Colorado River Authority, 6.160%, due 05/15/33	1,701,787
2,300,000	C	State of Texas, 4.750%, due 04/01/35	2,340,250
			4,042,037
		Virginia: 0.2%
2,300,000	C	Tobacco Settlement Financing Corp., 5.625%, due 06/01/37	2,413,045
			2,413,045
		Wisconson: 0.1%
865,000	C, S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	935,221
			935,221

		Total Municipal Bonds
		(Cost $16,760,796)	18,154,333

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

OTHER BONDS: 9.5%

			Foreign Government Bonds: 9.5%
EUR	3,900,000	@@	Bundesrepublik Deutschland, 4.250%, due 01/04/14	$5,126,818
EUR	21,800,000	@@	Bundesrepublik Deutschland, 4.250%, due 07/04/14	28,705,918
JPY	1,780,000,000	@@	Development Bank of Japan, 2.875%, due 12/20/06	15,155,368
EUR	48,510,000	@@	Dutch Treasury Certificate, 2.900%, due 10/31/06	61,364,185
	$2,400,000	@@, #	Export-Import Bank of China, 4.875%, due 07/21/15	2,303,892
	1,700,000	@@, #, S	Hong Kong Government International Bond, 5.125%, due 08/01/14	1,694,677
JPY	572,000,000	@@	Italy Government International Bond, 0.375%, due 10/10/06	4,842,546
JPY	300,000,000	@@, L	Italy Government International Bond, 3.800%, due 03/27/08	2,657,910
EUR	500,000	@@	Italy Government International Bond, 5.000%, due 05/01/08	647,333
JPY	340,000,000	@@	Japan Bank for International Cooperation, 0.350%, due 03/19/08	2,871,851
MXN	1,000,000	@@	Mexico Government International Discount Note, due 06/30/07	198
	$1,634,000	@@, S	Panama Government International Bond, 6.700%, due 01/26/36	1,625,830
	750,000	@@	Panama Government International Bond, 8.875%, due 09/30/27	931,875
	180,000	@@, L	South Africa Government International Bond, 6.500%, due 06/02/14	189,450
	975,000	@@	South Africa Government International Bond, 9.125%, due 05/19/09	1,061,531
	100,000	@@, L	Ukraine Government International Bond, 6.875%, due 03/04/11	101,760
	200,000	@@, L	Ukraine Government International Bond, 7.650%, due 06/11/13	211,680

			Total Other Bonds
			(Cost $129,862,828)	129,492,822

			Total Long-Term Investments
			(Cost $1,563,718,405)	1,561,122,848

SHORT-TERM INVESTMENTS: 22.7%

			Commercial Paper: 15.2%
	36,500,000		Bank of America, 5.150%, due 12/06/06	36,153,250
	35,900,000		Bank of Ireland, 5.150%, due 12/05/06	35,564,335
	18,000,000		CBA Finance, 5.250%, due 10/23/06	17,939,625
	2,500,000		Danske Corp, 5.170%, due 12/27/06	2,468,775
	20,700,000		Danske Corp, 5.250%, due 10/02/06	20,693,962
	17,100,000		Danske Corp, 5.255%, due 01/18/07	16,831,701
	29,000,000		Dexia Delaware, Inc., 5.260%, due 11/10/06	28,829,642
	7,950,000		Sanofi-Aventis, 5.260%, due 10/11/06	7,937,222
	500,000		Societe General, 4.940% 10/12/06	499,178
	2,800,000		UBS Finance, 5.030%, due 10/11/06	2,795,703
	1,500,000	@@	UBS Finance, 5.130%, due 10/26/06	1,494,458
	23,200,000		UBS Finance, 5.130%, due 11/16/06	23,045,736
	12,700,000		UBS Finance, 5.245%, due 01/08/07	12,519,152

			Total Commercial Paper
			(Cost $206,772,739)	206,772,739

			Foreign Government Bonds: 3.6%
EUR	39,240,000	@@	France Treasury Bill BTF, 3.330%, due 12/21/06	49,393,209

			Total Foreign Government Bonds
			(Cost $49,393,209)	49,393,209

			U.S. Government Obligations 2.0%
	$15,800,000		Fannie Mae, 4.870%, due 10/18/06	15,761,653
	11,000,000	S, I	Federal Home Loan Bank Discount Note, due 11/24/06	10,914,123
	90,000		U.S. Treasury, 4.540%, due 11/30/06	89,313

			Total U.S. Government Obligations
			(Cost $26,765,089)	26,765,089

			U.S. Treasury Bills: 0.5%
	6,530,000	L	U.S. Treasury Bill, 4.620%, due 12/14/06	6,467,710

			Total U.S. Treasury Bills
			(Cost $6,467,710)	6,467,710

			Securities Lending Collaterallcc: 1.4%
	18,987,800		The Bank of New York Institutional Cash Reserves Fund	18,987,800

			Total Securities Lending Collateral
			(Cost $18,987,800)	18,987,800

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

	Total Short-Term Investments
	(Cost $308,386,547)		$308,386,547

	Total Investments in Securities
	(Cost $1,872,104,952)*	137.7%	$1,869,509,395
	Other Assets and Liabilities — Net	(37.7)	511,473,017
	Net Assets	100.0%	$1,358,036,378

@@	Foreign Issuer
BTF	French discount Treasury Bills with maturities of 13, 26 and 52 weeks.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
^	Interest Only (IO) Security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $1,873,178,674.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$6,642,249
	Gross Unrealized Depreciation	(10,311,528)
	Net Unrealized Depreciation	(3,669,279)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% of the Portfolios' net assets, at market value, at time of purchase.

Portfolio	Security	Principal Amount	Initial Acquision Date	Cost	Value	Percent of Net Assets
PIMCO Core Bond	Interest Rate Swaps
	Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4%
	Counterparty: Barclays Bank PLC	$15,500,000	06/21/06	$285,995	$(105,651)	0.0%
	Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4%
	Counterparty: Deutsche Bank AG	61,400,000	07/19/06	1,167,217	(418,514)	0.0
	Receive a fixed rate based on 2.09% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB)
	Counterparty: BNP Paribas	7,800,000	10/14/05	(17,681)	67,586	0.0
	Receive a fixed rate based on 2.1455% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB)
	Counterparty: UBS AG	1,500,000	09/13/05	—	16,234	0.0
	Receive a fixed rate equal to 6% and pay a floating rate based on 6-month EUR-Euribor
	Counterparty: Morgan Stanley Capital Services, Inc.	16,100,000	07/31/06	2,412,837	3,399,906	0.3
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.25%
	Counterparty: Goldman Sachs Capital Markets, L.P.	1,800,000	06/27/06	192,134	98,576	0.0
	Receive a fixed rate equal to 5% and pay a floating rate based on 6-month GBP-LIBOR
	Counterparty: Merrill Lynch Capital Services, Inc.	900,000	11/07/05	27,016	9,770	0.0
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4%
	Counterparty: Deutsche Bank AG	8,200,000	01/12/06	161,663	24,202	0.0
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4%
	Counterparty: Barclays Bank PLC	5,700,000	01/11/06	(45,581)	16,823	0.0
	Receive a fixed rate equal to 5% and pay a floating rate based on 6-month GBP-LIBOR
	Counterparty: Barclays Bank PLC	38,100,000	08/08/06	(444,457)	(186,405)	0.0
	Receive a fixed rate equal to 5% and pay a floating rate based on 6-month GBP-LIBOR
	Counterparty: Deutsche Bank AG	7,700,000	06/05/06	11,689	47,260	0.0
	Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 2%
	Counterparty: Morgan Stanley Capital Services Inc.	468,000,000	03/07/06	(107,912)	(118,305)	0.0
	Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 2%
	Counterparty: Goldman Sachs Capital Markets, L.P.	100,000	08/24/04	(26)	(29)	0.0
	Receive a fixed rate equal to 8.86% and pay a floating rate based on 28-day MXN-TIIE-BANXICO
	Counterparty: Citibank N.A., New York	57,000,000	09/22/06	—	5,911	0.0
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5%
	Counterparty: Goldman Sachs Capital Markets, L.P.	26,100,000	06/05/06	1,106,901	332,614	0.0
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5%
	Counterparty: Lehman Brothers International, Inc.	5,200,000	06/05/06	220,532	66,268	0.0
	Receive a fixed rate equal to 4% and pay a floating rate based on 3-month USD-LIBOR
	Counterparty: Goldman Sachs Group, Inc.	33,700,000	08/06/03	829,290	(388,373)	0.0
	Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR
	Counterparty: Deutsche Bank AG	46,400,000	06/13/06	(1,252,800)	(293,048)	0.0
	Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR
	Counterparty: Goldman Sachs Capital Markets, L.P.	4,500,000	06/16/06	(462,668)	(195,512)	0.0
	Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR
	Counterparty: Morgan Stanley Capital Services, Inc.	1,900,000	06/16/06	(195,358)	(82,549)	0.0
	Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR
	Counterparty: Citibank N.A., New York	3,900,000	06/16/06	(401,037)	(169,444)	0.0
	Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR
	Counterparty: The Royal Bank of Scotland PLC	20,300,000	07/14/06	(1,459,570)	(520,304)	0.0
	Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR
	Counterparty: Goldman Sachs Capital Markets, L.P.	40,200,000	07/13/06	(2,910,194)	(1,030,357)	-0.1
	Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR
	Counterparty: UBS AG	170,500,000	08/02/06	(432,789)	139,502	0.0
	Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR
	Counterparty: Deutsche Bank AG	29,500,000	01/11/06	(619,520)	(961,450)	-0.1
	Options
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating
	Strike @ 4.50%*Exp 10/04/06	16,400,000	10/05/05	83,640	—	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating
	Strike @ 4.50%*Exp 10/18/06	36,900,000	10/18/05	160,515	—	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating
	Strike @ 4.73%*Exp 02/01/07	40,200,000	02/15/06	137,685	41,848	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating
	Strike @ 5.08%*Exp 04/19/07	47,800,000	05/02/06	160,728	248,751	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating
	Strike @ 5.13%*Exp 10/25/06	12,300,000	05/30/06	19,373	19,274	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating
	Strike @ 5.25%*Exp 07/02/07	180,400,000	08/03/06	949,238	1,508,866	0.1
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating
	Strike @ 5.25%*Exp 06/07/07	68,000,000	06/07/06	299,200	544,068	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating
	Strike @ 5.37%*Exp 07/02/07	215,700,000	07/19/06	831,524	2,138,018	0.2
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating
	Strike @ 5.50%*Exp 06/29/07	96,100,000	07/05/06	411,789	1,123,217	0.1
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating
	Strike @ 5.75%*Exp 04/27/09	500,000	04/28/04	25,850	49,103	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating
	Strike @ 4.50%*Exp 10/04/06	9,100,000	10/04/05	46,410	—	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating
	Strike @ 5.00%*Exp 12/20/07	71,900,000	09/20/06	465,912	521,289	0.0
	European Style Call Swaption OTC 6 Month EUR Libor - Fund Pays Floating
	Strike @ 3.96%*Exp 07/02/07	133,200,000	08/03/06	727,169	884,217	0.1
	European Style Put Swaption OTC 3 Month USD Libor - Fund Receives Floating
	Strike @ 6.25%*Exp 04/27/09	500,000	04/28/04	35,750	13,189	0.0
	European Style Call Swaption OTC 6 Month GBP Libor - Fund Pays Floating
	Strike @ 5.00%*Exp 06/15/07	27,700,000	09/15/06	115,640	137,854	0.0
	European Style Call Swaption OTC 6 Month GBP Libor - Fund Pays Floating
	Strike @ 5.0625%*Exp 06/15/07	14,000,000	09/18/06	60,537	82,620	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Receives Floating
	Strike @ 4.54%*Exp 10/04/06	(3,900,000)	10/04/05	(46,545)	—	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Receives Floating
	Strike @ 4.54%*Exp 10/04/06	(7,000,000)	10/06/05	(82,038)	—	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Receives Floating
	Strike @ 4.56%*Exp 10/18/06	(15,900,000)	10/18/05	(158,603)	—	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Receives Floating
	Strike @ 5.21%*Exp 10/25/06	(5,300,000)	05/30/06	(20,739)	(35,886)	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Receives Floating
	Strike @ 4.78%*Exp 02/01/07	(17,300,000)	02/15/06	(141,860)	(46,260)	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Portfolio	Security	Principal Amount	Initial Acquision Date	Cost	Value	Percent of Net Assets
PIMCO Core Bond	Interest Rate Swaps

European Style Call Swaption OTC 3 Month USD Libor - Fund Receives Floating
Strike @ 5.22%*Exp 04/19/07	(20,800,000)	05/02/06	$(164,346)	$(288,808)	0.0%
European Style Call Swaption OTC 3 Month USD Libor - Fund Receives Floating
Strike @ 5.34%*Exp 06/07/07	(29,000,000)	06/07/06	(294,930)	(536,587)	0.0
European Style Call Swaption OTC 6 Month GBP Libor - Fund Receives Floating
Strike @ 4.85%*Exp 6/15/07	(7,900,000)	09/15/06	(145,589)	(148,699)	0.0
European Style Call Swaption OTC 6 Month GBP Libor - Fund Receives Floating
Strike @ 4.85%*Exp 06/15/07	(4,000,000)	09/18/06	(60,537)	(75,684)	0.0
European Style Call Swaption OTC 3 Month USD Libor - Fund Receives Floating
Strike @ 5.60%*Exp 06/29/07	(41,800,000)	07/05/06	(420,717)	(1,134,243)	-0.1
European Style Call Swaption OTC 3 Month USD Libor - Fund Receives Floating
Strike @ 5.50%*Exp 07/02/07	(70,700,000)	07/19/06	(814,700)	(2,075,399)	-0.2
European Style Call Swaption OTC 3 Month USD Libor - Fund Receives Floating
Strike @ 5.37%*Exp 07/02/07	(78,400,000)	08/03/06	(948,430)	(1,561,728)	-0.1
European Style Call Swaption OTC 6 Month EUR Libor - Fund Receives Floating
Strike @ 4.10%*Exp 07/02/07	(56,700,000)	08/03/06	(716,955)	(1,127,083)	-0.1
European Style Put Swaption OTC 3 Month USD Libor - Fund Receives Floating
Strike @ 5.15%*Exp 12/20/07	(31,300,000)	09/20/06	(452,207)	(530,247)	0.0
European Style Call Swaption OTC Underlying Credit Default Swap - Fund Pays Fixed
British Telecommunications Public Ltd. Co. Strike @ 0.45%*Exp 06/20/08	(4,000,000)	03/17/06	(21,360)	(20,378)	0.0
Securities
Countrywide Alternative Loan Trust, 0.419%, due 05/25/35	6,981,083	03/06/06	61,127	57,527	0.0
First Horizon Alternative Mortgage Securities, Zero Coupon, due 01/25/36	78,625,291	04/10/06	309,930	225,081	0.0
Nordic Telephone Co. APS, 5.207%, due 11/30/13	1,150,000	05/18/06	1,487,755	1,472,213	0.1
Nordic Telephone Co. APS, 5.707%, due 11/30/14	1,150,000	05/18/06	1,487,777	1,478,471	0.1
Roundy's, Inc., 8.390%, due 11/01/11	492,500	02/03/06	491,145	497,271	0.0
Roundy's, Inc., 8.440%, due 10/27/11	500,000	02/03/06	498,622	504,844	0.0
SigmaKalon Group BV, 5.491%, due 06/30/12	388,000	11/10/05	451,207	491,774	0.0
SigmaKalon Group BV, 5.991%, due 09/19/12	900,000	11/10/05	1,046,613	1,139,900	0.1
SigmaKalon Group BV, 6.491%, due 09/19/13	900,000	11/10/05	1,046,613	1,155,957	0.1
United Airlines, Inc., 9.350%, due 04/07/16	195,393	12/27/01	151,896	56,664	0.0
Wind Acquisitions, 6.134%, due 06/17/14	1,300,000	05/08/06	1,655,755	1,660,834	0.1
Wind Acquisitions, 5.634%, due 06/17/13	1,300,000	05/08/06	1,655,755	1,652,591	0.1
			$8,451,279	$9,879,151	0.7%

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Forward Foreign Currency Contracts as of September 30, 2006:

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

EUR	128,772,000	USD	163,968,478	10/31/06	163,583,094	385,384
USD	3,312,611	EUR	2,604,000	10/31/06	3,307,943	(4,668)
JPY	666,762,000	USD	5,727,335	11/15/06	5,682,453	44,882
CNY	23,932,000	USD	3,086,208	03/16/07	3,075,304	10,904
USD	3,100,000	CNY	23,932,000	03/16/07	3,075,304	(24,696)
					178,724,098	411,806

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
90-Day Eurodollar	36	$8,534,250	03/19/07	$14,429
90-Day Eurodollar	1,835	435,743,688	06/18/07	1,081,986
90-Day Eurodollar	2,415	574,317,188	09/17/07	1,939,389
90-Day Eurodollar	1,984	472,241,600	12/17/07	2,086,540
90-Day Eurodollar	714	169,994,475	03/17/08	454,464
Euro-Bobl 5-Year Note	48	6,692,281	12/07/06	8,640
Euro-Bund 10-Year Note	257	38,487,592	12/07/06	210,501
Japan 10-Year Bond	3	3,423,492	12/11/06	14,530
U.S. Treasury 5-Year Note	521	54,973,643	12/29/06	343,627
U.S. Treasury 10-Year Note	836	90,340,250	12/19/06	891,087
				7,045,193
Short Contracts
U.S. Treasury Long Bond	217	(24,392,156)	12/19/06	(313,888)
				(313,888)

				$6,731,305

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Written Options Outstanding as of September 30, 2006

				Premium
	Exercise	Expiration	# of	Received Net of
Description/Name of Issuer	Price	Date	Contracts	Commissions	Value

Call - US 10-Year Treasury Note Future 12/06	$108	11/21/06	249	$45,878	$(171,188)
Put - US Treasury Bond Future 12/06	$104	11/21/06	188	121,882	(2,938)

				$167,760	$(174,126)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Written Options Outstanding as of September 30, 2006 (continued)

							Premium
		Exercise		Expiration			Received Net of
Description/Name of Issuer	Counterparty	Rate		Date		Notional Amount	Commissions	Value

Call - OTC Interest Rate Swap	Merrill Lynch Capital Services, Inc.	4.54%	*	10/04/06	USD	3,900,000	$46,545	—
Call - OTC Interest Rate Swap	Citibank N.A., New York	4.54%	*	10/04/06	USD	7,000,000	82,038	—
Call - OTC Interest Rate Swap	JPMorgan Chase Bank, N.A.	4.56%	*	10/18/06	USD	15,900,000	158,603	—
Call - OTC Interest Rate Swap	Wachovia Bank, N.A.	5.21%	*	10/25/06	USD	5,300,000	20,739	(35,886)
Call - OTC Interest Rate Swap	Wachovia Bank, N.A.	4.78%	*	02/01/07	USD	17,300,000	141,860	(46,260)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	5.22%	*	04/19/07	USD	20,800,000	164,346	(288,808)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	5.34%	*	06/07/07	USD	29,000,000	294,930	(536,587)
Call - OTC Interest Rate Swap	Citibank N.A., New York	4.85%	**	06/15/07	GBP	7,900,000	145,589	(148,699)
Call - OTC Interest Rate Swap	JPMorgan Chase Bank, N.A.	4.85%	**	06/15/07	GBP	4,000,000	60,537	(75,684)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	5.60%	*	06/29/07	USD	41,800,000	420,717	(1,134,243)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	5.50%	*	07/02/07	USD	70,700,000	814,700	(2,075,399)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	5.37%	*	07/02/07	USD	78,400,000	948,430	(1,561,728)
Call - OTC Interest Rate Swap	Citibank N.A., New York	4.10%	***	07/02/07	EUR	56,700,000	716,955	(1,127,083)
Call - OTC Interest Rate Swap	Lehman Brothers Special Financing Inc.	5.15%	*	12/20/07	USD	31,300,000	452,207	(530,247)
Call - OTC Credit Default Swap	Morgan Stanley & Co. Intl Ltd	0.45%	****	06/20/08	USD	4,000,000	21,360	(20,378)

							$4,489,556	$(7,581,002)

*If exercised, the Fund would receive a floating rate based on 3-month USD-LIBOR in the underlying swap transaction

**If exercised, the Fund would receive a floating rate based on 6-month GBP-LIBOR in the underlying swap transaction

***If exercised, the Fund would receive a floating rate based on 6-month EUR-LIBOR in the underlying swap transaction

****If exercised, the Fund would pay fixed in the underlying credit default swap transaction. Reference Enitity:  British

Telecommunications Public Limited Company 7.125% due 2/15/2011

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Credit Default Swap Agreements Outstanding as of September 30, 2006:

		BUY/SELL	(PAY)/RECEIVE	TERMINATION	NOTIONAL		UNREALIZED APPRECIATION/
COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	PROTECTION	FIXED RATE	DATE	AMOUNT		(DEPRECIATION)

UBS AG, London	Ford Motor Credit Company 7% due 10/1/2013	Sell	5.00%	12/20/06	USD	3,600,000	$35,623
Merrill Lynch International	Russian Federation 5% step-up due 3/31/2030	Sell	0.61%	3/20/07	USD	1,900,000	3,333
Goldman Sachs International	Russian Federation 5% step-up due 3/31/2030	Sell	0.70%	3/20/07	USD	2,100,000	4,568
JPMorgan Chase Bank N.A.	Russian Federation 2.25% step-up due 3/31/2030	Sell	0.77%	5/20/07	USD	100,000	316
Morgan Stanley Capital Services Inc.	Ford Motor Credit Company 7% due 10/1/2013	Sell	3.75%	6/20/07	USD	1,000,000	15,461
UBS AG, London	Ford Motor Credit Company 7% due 10/1/2013	Sell	3.60%	6/20/07	USD	500,000	7,198
JPMorgan Chase Bank N.A., New York	Ford Motor Credit Company 7% due 10/1/2013	Sell	4.75%	6/20/07	USD	2,000,000	45,124
Lehman Brothers Special Financing Inc.	Ford Motor Credit Company 7% due 10/1/2013	Sell	2.50%	9/20/07	USD	800,000	4,507
JPMorgan Chase Bank, N.A.	American International Group Convertible Zero Coupon due 11/9/2031	Sell	0.05%	12/20/07	USD	6,800,000	1,633
Morgan Stanley Capital Services Inc.	Allstate Corporation (The) 6.125% due 2/15/2012	Buy	(0.26)%	12/20/08	USD	1,800,000	(6,491)
JPMorgan Chase Bank	Capital One Financial Corporation 8.75% due 2/1/2007	Buy	(1.35)%	12/20/08	USD	100,000	(2,564)
ABN AMRO Bank N.V., London	Carnival Corporation 6.15% due 4/15/2008	Buy	(0.48)%	12/20/08	USD	100,000	(848)
Lehman Brothers Special Financing Inc.	Costco Wholesale Corporation 5.50% due 3/15/2007	Buy	(0.24)%	12/20/08	USD	300,000	(1,018)
Citibank N.A. New York	Eaton Corporation 5.75% due 7/15/2012	Buy	(0.28)%	12/20/08	USD	1,400,000	(6,237)
Barclays Bank PLC	Eli Lilly & Co Inc 6% due 3/15/2012	Buy	(0.16)%	12/20/08	USD	1,500,000	(4,139)
Morgan Stanley Capital Services Inc.	Emerson Electric Co. 4.625% due 10/15/2012	Buy	(0.21)%	12/20/08	USD	1,100,000	(3,501)
Credit Suisse First Boston Intl.	Federated Dept Stores, Inc. 6.625% due 4/1/2011	Buy	(0.41)%	12/20/08	USD	300,000	(1,335)
Barclays Bank PLC	Fedex Corporation 7.25% due 2/15/2011	Buy	(0.29)%	12/20/08	USD	1,100,000	(5,134)
Merrill Lynch International	Gannett Co., Inc. 6.375% due 4/1/2012	Buy	(0.22)%	12/20/08	USD	400,000	(510)
Lehman Brothers Special Financing Inc.	Goodrich Corporation 7.625% due 12/15/2012	Buy	(0.97)%	12/20/08	USD	600,000	(11,325)
Credit Suisse First Boston Intl.	Goodrich Corporation 7.625% due 12/15/2012	Buy	(0.90)%	12/20/08	USD	300,000	(5,217)
Merrill Lynch International	Ingersoll-Rand Company 6.48% due 6/1/2025	Buy	(0.32)%	12/20/08	USD	800,000	(4,243)
Lehman Brothers Special Financing Inc.	Johnson & Johnson 3.8% due 5/15/2013	Buy	(0.11)%	12/20/08	USD	1,500,000	(3,184)
Lehman Brothers Special Financing Inc.	Lockheed Martin Corporation 8.20% due 12/1/2009	Buy	(0.53)%	12/20/08	USD	600,000	(5,854)
Credit Suisse First Boston Intl.	Lockheed Martin Corporation 8.20% due 12/1/2009	Buy	(0.44)%	12/20/08	USD	300,000	(2,355)
Lehman Brothers Special Financing Inc.	Masco Corporation 5.875% 7/15/2012	Buy	(0.30)%	12/20/08	USD	700,000	(745)
Lehman Brothers Special Financing Inc.	Northrop Grumman Corporation 7.125% 2/15/2011	Buy	(0.48)%	12/20/08	USD	600,000	(5,729)
UBS AG, London	Northrop Grumman Space & Mission Systems Corp. 7.125% due 6/1/2009	Buy	(0.29)%	12/20/08	USD	100,000	(382)
Lehman Brothers Special Financing Inc.	RadioShack Corporation 7.375% 5/15/2011	Buy	(0.35)%	12/20/08	USD	700,000	2,354
Lehman Brothers Special Financing Inc.	The Home Depot, Inc. 5.375% due 4/1/2006*	Buy	(0.12)%	12/20/08	USD	1,500,000	(1,911)
Credit Suisse First Boston Intl.	Wal-Mart Stores, Inc. 4.55% due 5/1/2013	Buy	(0.15)%	12/20/08	USD	300,000	(700)
Lehman Brothers Special Financing Inc.	Wal-Mart Stores, Inc. 6.875% due 8/10/2009	Buy	(0.14)%	12/20/08	USD	2,300,000	(4,881)
Citibank, N.A. New York	Wal-Mart Stores, Inc. 6.875% due 8/10/2009	Buy	(0.14)%	12/20/08	USD	200,000	(424)
Barclays Bank PLC	Walt Disney Company (The) 6.375% due 3/1/2012	Buy	(0.67)%	12/20/08	USD	900,000	(11,452)
Credit Suisse First Boston Intl.	Walt Disney Company (The) 6.375% due 3/1/2012	Buy	(0.53)%	12/20/08	USD	300,000	(2,927)
Lehman Brothers Special Financing Inc.	Whirlpool Corporation 8.60% due 5/1/2010	Buy	(0.29)%	12/20/08	USD	700,000	(3,119)
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875% 1/15/2030	Buy	(2.26)%	9/20/10	USD	1,200,000	(21,410)
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875% 1/15/2030	Buy	(2.20)%	10/20/10	USD	600,000	(8,759)
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875% 1/15/2030	Buy	(2.11)%	10/20/10	USD	500,000	(5,696)
Goldman Sachs International	ABX.HE.A.06-1	Buy	(0.54)%	7/25/45	USD	1,000,000	(874)
Lehman Brothers Special Financing Inc.	ABX.HE.A.06-1	Buy	(0.54)%	7/25/45	USD	5,000,000	(4,370)

							$(17,217)

*In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Interest Rate Swap Agreements Outstanding as of September 30, 2006:

			NOTIONAL	UNREALIZED
	TERMINATION		PRINCIPAL	APPRECIATION/
	DATE		AMOUNT	(DEPRECIATION)

Receive a fixed rate equal to 4% and pay a floating rate based on 3-month USD-LIBOR
Counterparty: Goldman Sachs Group, Inc.	8/15/07	USD	33,700,000	$(1,217,663)

Receive a fixed rate equal to 5% and pay a floating rate based on 6-month GBP-LIBOR
Counterparty: Barclays Bank PLC	6/15/09	GBP	38,100,000	258,052

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR
Counterparty: UBS AG	6/18/09	USD	170,500,000	572,290

Receive a fixed rate equal to 14.28% and pay a floating rate based the Brazil Interbank Deposit Rate Annualized
Counterparty: Goldman Sachs Group, Inc.	1/4/10	BRL	6,300,000	—

Receive a fixed rate based on 2.1455% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB)
Counterparty: UBS AG	10/15/10	EUR	1,500,000	16,234

Receive a fixed rate based on 2.09% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB)
Counterparty: BNP Paribas	10/15/10	EUR	7,800,000	85,268

Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 2%
Counterparty: Goldman Sachs Capital Markets, L.P.	6/15/12	JPY	100,000	(3)

Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 2%
Counterparty: Morgan Stanley Capital Services Inc.	12/20/13	JPY	468,000,000	(10,393)

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR
Counterparty: Deutsche Bank AG	12/20/13	USD	46,400,000	959,752

Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4%
Counterparty: Barclays Bank PLC	12/15/14	EUR	15,500,000	(391,646)

Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4%
Counterparty: Deutsche Bank AG	12/15/14	EUR	61,400,000	(1,585,731)

Receive a fixed rate equal to 5% and pay a floating rate based on 6-month GBP-LIBOR
Counterparty: Deutsche Bank AG	9/15/15	GBP	7,700,000	35,571

Receive a fixed rate equal to 5% and pay a floating rate based on 6-month GBP-LIBOR
Counterparty: Merrill Lynch Capital Services, Inc.	6/15/16	GBP	900,000	(17,245)

Receive a fixed rate equal to 8.86% and pay a floating rate based on 28-day MXN-TIIE-BANXICO
Counterparty: Citibank N.A., New York	9/12/16	MXN	57,000,000	5,911

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Interest Rate Swap Agreements Outstanding as of September 30, 2006 (continued):

			NOTIONAL	UNREALIZED
	TERMINATION		PRINCIPAL	APPRECIATION/
	DATE		AMOUNT	(DEPRECIATION)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5%
Counterparty: Goldman Sachs Capital Markets, L.P.	12/20/16	USD	26,100,000	$(774,287)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5%
Counterparty: Lehman Brothers International, Inc.	12/20/16	USD	5,200,000	(154,264)

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR
Counterparty: The Royal Bank of Scotland PLC	12/20/21	USD	20,300,000	939,266

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR
Counterparty: Goldman Sachs Capital Markets, L.P.	12/20/21	USD	40,200,000	1,879,837

Receive a fixed rate equal to 6% and pay a floating rate based on 6-month EUR-Euribor
Counterparty: Morgan Stanley Capital Services, Inc.	6/18/34	EUR	16,100,000	987,070

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4%
Counterparty: Deutsche Bank AG	12/15/35	GBP	8,200,000	(137,461)

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4%
Counterparty: Barclays Bank PLC	12/15/35	GBP	5,700,000	62,404

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR
Counterparty: Deutsche Bank AG	12/15/35	USD	29,500,000	(341,930)

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.25%
Counterparty: Goldman Sachs Capital Markets, L.P.	6/12/36	GBP	1,800,000	(93,558)

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR
Counterparty: Goldman Sachs Capital Markets, L.P.	12/20/36	USD	4,500,000	267,156

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR
Counterparty: Morgan Stanley Capital Services, Inc.	12/20/36	USD	1,900,000	112,809

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR
Counterparty: Citibank N.A., New York	12/20/36	USD	3,900,000	231,593

				$1,689,032

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Purchased Options Outstanding as of September 30, 2006:

	# of		Notional	Value
	Contracts		Amount	in $

Positions in Purchased Fixed Income Options

American Style Put Option CME
Eurodollar Future
Strike @ 91.75*Exp 12/18/2006	900			0

American Style Put Option CME
Eurodollar Future
Strike @ 91.25*Exp 06/18/2007	2,850			0

American Style Put Option CME
Eurodollar Future
Strike @ 91.25*Exp 09/17/2007	613			0

American Style Put Option CME
Eurodollar Future
Strike @ 91.50*Exp 09/17/2007	1,427			0

Positions in Purchased Interest Rate Swap Options

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 4.50%*Exp 10/04/2006		USD	9,100,000	0

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 4.50%*Exp 10/04/2006		USD	16,400,000	0

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 4.50%*Exp 10/18/2006		USD	36,900,000	0

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 5.13%*Exp 10/25/2006		USD	12,300,000	19,274

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 4.73%*Exp 02/01/2007		USD	40,200,000	41,848

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 5.08%*Exp 04/19/2007		USD	47,800,000	248,751

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 5.25%*Exp 06/07/2007		USD	68,000,000	544,068

European Style Call Swaption OTC
6 Month GBP Libor - Fund Pays Floating
Strike @ 5.00%*Exp 06/15/2007		GBP	27,700,000	137,854

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Purchased Options Outstanding as of September 30, 2006 (continued):

	# of		Notional	Value
	Contracts		Amount	in $

Positions in Purchased Interest Rate Swap Options (continued)

European Style Call Swaption OTC
6 Month GBP Libor - Fund Pays Floating
Strike @ 5.0625%*Exp 06/15/2007		GBP	14,000,000	82,620

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 5.5%*Exp 06/29/2007		USD	96,100,000	1,123,217

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 5.37%*Exp 07/02/2007		USD	215,700,000	2,138,018

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 5.25%*Exp 07/02/2007		USD	180,400,000	1,508,866

European Style Call Swaption OTC
6 Month EUR Libor - Fund Pays Floating
Strike @ 3.96%*Exp 07/02/2007		EUR	133,200,000	884,217

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 5.00%*Exp 12/20/07		USD	71,900,000	521,289

European Style Put Swaption OTC
3 Month USD Libor - Fund Receives Floating
Strike @ 6.25%*Exp 04/27/2009		USD	500,000	13,189

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 5.75%*Exp 04/27/2009		USD	500,000	49,103

Total Options Purchased:				$7,312,314
(Cost $4,585,962)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2006 (Unaudited)

Principal Amount			Value

CONVERTIBLE BONDS: 1.0%
		Banks: 0.2%
$550,000	@@, #, C, X	Deutsche Bank AG, 1.800%, due 05/29/09	$566,390
1,200,000	@@	Deutsche Bank AG/London, 2.000%, due 10/07/09	1,197,480
			1,763,870
		Diversified Financial Services: 0.5%
550,000	#	IXIS Financial Products, Inc., 0.800%, due 06/15/09	549,183
550,000	#	IXIS Financial Products, Inc., 1.650%, due 06/15/09	534,545
550,000	#	IXIS Financial Products, Inc., 1.875%, due 06/15/09	524,708
550,000		Lehman Brothers Holdings, Inc., 1.383%, due 06/15/09	595,210
550,000		Lehman Brothers Holdings, Inc., 2.070%, due 06/15/09	577,445
550,000		Lehman Brothers Holdings, Inc., 3.119%, due 06/15/09	585,475
550,000		Merrill Lynch & Co., Inc., 2.300%, due 06/22/09	574,145
			3,940,711
		Electric: 0.2%
1,825,000	C	CMS Energy Corp., 2.875%, due 12/01/24	2,117,000
			2,117,000
		Media: 0.1%
1,025,000	C	EchoStar Communications Corp., 5.750%, due 05/15/08	1,032,688
			1,032,688
		Total Convertible Bonds
		(Cost $8,666,647)	8,854,269

CORPORATE BONDS/NOTES: 92.3%
		Advertising: 0.4%
375,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	344,063
3,150,000	C, L	R.H. Donnelley Corp., 8.875%, due 01/15/16	3,173,625
			3,517,688
		Aerospace/Defense: 1.1%
1,400,000	C	Armor Holdings, Inc., 8.250%, due 08/15/13	1,456,000
1,408,132	I	Continental Air Lines, Inc., 6.920%, due 04/02/13	1,432,865
1,600,000	C	DRS Technologies, Inc., 7.625%, due 02/01/18	1,632,000
3,325,000	C	L-3 Communications Corp., 6.375%, due 10/15/15	3,250,188
1,800,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	1,863,000
			9,634,053
		Agriculture: 0.7%
1,850,000	#, C	Reynolds American, Inc., 7.250%, due 06/01/12	1,912,142
2,775,000	#, C	Reynolds American, Inc., 7.625%, due 06/01/16	2,892,407
750,000	#, C, L	Reynolds American, Inc., 7.750%, due 06/01/18	786,838
			5,591,387
		Air Lines: 0.5%
409,725		Continental Air Lines, Inc., 7.373%, due 12/15/15	405,883
586,767	C	Delta Air Lines, Inc., 7.379%, due 05/18/10	587,838
1,825,000	C	Delta Air Lines, Inc., 7.570%, due 11/18/10	1,828,422
295,275		United Air Lines, Inc., 6.071%, due 03/01/13	295,106
659,195	L	United Air Lines, Inc., 6.201%, due 09/01/08	659,607
599,077	L	United Air Lines, Inc., 6.602%, due 09/01/13	600,949
			4,377,805

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Apparel: 0.6%
$5,200,000	C, L	Quiksilver, Inc., 6.875%, due 04/15/15	$4,953,000
			4,953,000
		Auto Manufacturers: 0.6%
3,000,000		Ford Motor Co., 7.450%, due 07/16/31	2,332,500
3,100,000	C	General Motors Corp., 8.250%, due 07/15/23	2,700,875
			5,033,375
		Auto Parts & Equipment: 2.4%
4,900,000	C, L	ArvinMeritor, Inc., 8.750%, due 03/01/12	4,716,250
1,250,000	C, L	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	1,084,375
3,000,000	I	Goodyear Tire & Rubber Co., 8.140%, due 04/01/10	3,023,439
3,200,000	C, L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	3,264,000
122,000	C	Meritor Automotive, Inc., 6.800%, due 02/15/09	117,730
1,400,000	C, L	Tenneco, Inc., 8.625%, due 11/15/14	1,389,500
3,200,000	C	Tenneco, Inc., 10.250%, due 07/15/13	3,488,000
3,025,000	C, S	TRW Automotive, Inc., 9.375%, due 02/15/13	3,236,750
			20,320,044
		Chemicals: 2.5%
300,000		Arco Chemical, Co., 10.250%, due 11/01/10	327,000
900,000	C	Equistar Chemicals LP, 8.750%, due 02/15/09	936,000
1,375,000	C	Equistar Chemicals LP, 10.125%, due 09/01/08	1,462,656
5,575,000	@@, #, C, L	Ineos Group Holdings PLC, 8.500%, due 02/15/16	5,338,063
1,325,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	1,348,188
1,225,000	C	Lyondell Chemical Co., 8.250%, due 09/15/16	1,249,500
2,750,000	C, S	Nalco Co., 7.750%, due 11/15/11	2,818,750
800,000	C, L	Nalco Co., 8.875%, due 11/15/13	838,000
2,500,000	C	PQ Corp., 7.500%, due 02/15/13	2,387,500
425,000	@@, C, L	Rhodia SA, 7.625%, due 06/01/10	439,875
2,500,000	C	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	2,475,000
984,772	@@, I	SigmaKalon Group BV, 5.491%, due 06/30/12	1,248,158
			20,868,690
		Coal: 0.5%
3,975,000	C	Peabody Energy Corp., 6.875%, due 03/15/13	3,935,250
			3,935,250
		Commercial Services: 1.9%
1,050,000	C, S	Alderwoods Group, Inc., 7.750%, due 09/15/12	1,136,625
2,950,000	C, L	Corrections Corp. of America, 6.750%, due 01/31/14	2,964,750
56,621		Hertz Corp., 5.360%, due 12/21/12	57,020
166,667		Hertz Corp., 5.390%, due 12/21/12	167,840
749,523		Hertz Corp., 7.620%, due 12/21/12	754,801
138,712		Hertz Corp., 7.700%, due 12/21/12	139,689
382,652		Hertz Corp., 7.730%, due 12/21/12	385,346
4,325,000	#, C	Hertz Corp., 8.875%, due 01/01/14	4,552,063
3,800,000		Service Corp. International, 5.000%, due 04/02/16	3,800,000
925,000	#, C, I	Service Corp. International, 7.375%, due 10/01/14	935,406
850,000	#, C, I	Service Corp. International, 7.625%, due 10/01/18	859,563
			15,753,103
		Computers: 0.8%
6,310,000	C, L	Sungard Data Systems, Inc., 9.125%, due 08/15/13	6,562,400
			6,562,400
		Distribution/Wholesale: 0.4%
1,800,000	@@, C	Buhrmann US, Inc., 7.875%, due 03/01/15	1,741,500
1,500,000	@@, C	Buhrmann US, Inc., 8.250%, due 07/01/14	1,488,750
			3,230,250

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Diversified Financial Services: 12.1%
$4,403,506	C	AES Ironwood, LLC, 8.857%, due 11/30/25	$4,887,892
672,917	C	AES Red Oak, LLC, 8.540%, due 11/30/19	720,022
1,500,000	I	Amadeus Halde, 8.249%, due 04/08/13	1,512,102
1,500,000	I	Amadeus Halde, 8.749%, due 04/08/14	1,517,898
5,200,000	C, S, L	BCP Crystal US Holdings Corp., 9.625%, due 06/15/14	5,668,000
3,100,000	@@, C, S	Bluewater Finance Ltd., 10.250%, due 02/15/12	3,154,250
2,000,000	C, I	Bombardier Capital, Inc., 7.090%, due 03/30/07	2,010,800
10,000,000	#, I	DJ CDX, 8.375%, due 12/29/11	9,980,836
1,000,000	#, C	El Paso Performance-Linked Trust, 7.750%, due 07/15/11	1,032,500
2,000,000		Ford Motor Credit Co., 7.000%, due 10/01/13	1,858,166
16,855,000	S	Ford Motor Credit Co., 7.375%, due 02/01/11	16,192,548
625,000		Ford Motor Credit Co., 7.875%, due 06/15/10	609,151
5,600,000		Ford Motor Credit Co., 8.625%, due 11/01/10	5,583,379
1,945,000	C	General Motors Acceptance Corp., 6.000%, due 04/01/11	1,867,435
1,000,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	977,761
3,175,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	3,161,443
2,500,000	S	General Motors Acceptance Corp., 6.875%, due 08/28/12	2,477,463
1,500,000		General Motors Acceptance Corp., 7.000%, due 02/01/12	1,496,699
5,100,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	5,133,935
2,000,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	2,096,944
4,075,000	C	Kraton Polymers, LLC, 8.125%, due 01/15/14	3,962,938
1,200,000	@@, #	TNK-BP Finance SA, 7.500%, due 07/18/16	1,255,836
17,000,000	#, C, L	Trains, 7.548%, due 05/01/16	17,036,312
2,450,000	C	UGS Corp. - Old, 10.000%, due 06/01/12	2,658,250
1,375,000	C	Universal City Development Partners, 11.750%, due 04/01/10	1,488,438
3,725,000	C	Universal City Florida Holding Co. I/II, 8.375%, due 05/01/10	3,757,594
			102,098,592
		Electric: 8.3%
5,300,000	#, C, S	AES Corp., 8.750%, due 05/15/13	5,710,750
2,800,000	C	CMS Energy Corp., 6.300%, due 02/01/12	2,786,000
2,675,000	C, L	CMS Energy Corp., 6.875%, due 12/15/15	2,715,125
650,000	C, L	CMS Energy Corp., 8.500%, due 04/15/11	705,250
1,200,000	#, C, L	Edison Mission Energy, 7.500%, due 06/15/13	1,218,000
1,200,000	#, C, L	Edison Mission Energy, 7.750%, due 06/15/16	1,221,000
1,380,000	C	Homer City Funding, LLC, 8.137%, due 10/01/19	1,466,250
1,950,000	C	Ipalco Enterprises, Inc., 8.375%, due 11/14/08	2,013,375
6,010,562	C, S	Midwest Generation, LLC, 8.560%, due 01/02/16	6,389,979
4,000,000	C, S	Midwest Generation, LLC, 8.750%, due 05/01/34	4,290,000
1,650,000	C, L	MSW Energy Holdings II, LLC, 7.375%, due 09/01/10	1,658,250
5,150,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	5,124,250
6,500,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	6,475,625
7,475,000	C, L	PSEG Energy Holdings, LLC, 8.500%, due 06/15/11	7,998,250
4,550,000	C	Reliant Resources, Inc., 6.750%, due 12/15/14	4,350,938
3,350,000	C, L	Reliant Resources, Inc., 9.250%, due 07/15/10	3,492,375
3,255,000	C	Sierra Pacific Resources, 6.750%, due 08/15/17	3,272,649
500,000	C	Sierra Pacific Resources, 7.803%, due 06/15/12	529,421
2,000,000	C	Sierra Pacific Resources, 8.625%, due 03/15/14	2,169,434
2,006,389	#, C, S, L	South Point Energy Center, LLC, 8.400%, due 05/30/12	1,957,484
2,000,000	C	TECO Energy, Inc., 6.750%, due 05/01/15	2,060,000
2,589,674	#, C, S	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	2,550,604
			70,155,009
		Electrical Components & Equipment: 0.3%
750,000	@@, L	Legrand, 8.500%, due 02/15/25	853,125
1,500,000	C	Superior Essex Communications, LLC, Discount Note, due 04/15/12	1,530,000
			2,383,125
		Electronics: 1.6%
2,000,000	@@, C	Celestica, Inc., 7.625%, due 07/01/13	1,995,000
2,800,000	C	Communications & Power Industries, Inc., 8.000%, due 02/01/12	2,814,000
4,850,000	C, S	Dresser, Inc., 10.125%, due 04/15/11	5,098,563
1,625,000	C, L	Sanmina-SCI Corp., 8.125%, due 03/01/16	1,600,625

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Electronics (continued)
$1,625,000	@@, C, L	Solectron Global Finance Ltd., 8.000%, due 03/15/16	$1,616,875
			13,125,063
		Energy — Alternate Sources: 0.2%
162,338	I	Headwaters, Inc., 7.330%, due 04/30/11	162,186
1,186,100	I	Headwaters, Inc., 7.500%, due 04/30/11	1,184,989
			1,347,175
		Engineering & Construction: 0.2%
1,000,000	@@, I	Grupo Ferrovial SA, Discount Note, due 04/07/11	1,862,277
			1,862,277
		Entertainment: 1.5%
3,725,000	#, C, S	Choctaw Resort Development Enterprise, 7.250%, due 11/15/19	3,725,000
1,475,000	C	Herbst Gaming, Inc., 7.000%, due 11/15/14	1,438,125
2,375,000	C, S	Herbst Gaming, Inc., 8.125%, due 06/01/12	2,437,344
2,500,000	I	Metro-Goldwyn-Mayer, Inc., 8.617%, due 04/08/11	2,476,250
2,300,000	C, L	Seneca Gaming Corp., 7.250%, due 05/01/12	2,311,500
			12,388,219
		Environmental Control: 1.5%
1,775,000	C	Allied Waste North America, Inc., 7.125%, due 05/15/16	1,759,469
5,400,000	C, S, L	Allied Waste North America, Inc., 7.250%, due 03/15/15	5,386,500
5,475,000	C, L	Allied Waste North America, Inc., 7.875%, due 04/15/13	5,625,563
			12,771,532
		Food: 1.2%
2,100,000	C, L	Albertson’s, Inc., 7.450%, due 08/01/29	1,955,646
4,435,000	C, L	Delhaize America, Inc., 9.000%, due 04/15/31	5,217,285
3,150,000	C, L	Ingles Markets, Inc., 8.875%, due 12/01/11	3,299,625
			10,472,556
		Forest Products & Paper: 3.6%
2,200,000	@@, C, S, L	Abitibi-Consolidated Co. of Canada, 8.375%, due 04/01/15	2,013,000
1,400,000	@@, C, L	Abitibi-Consolidated Co. of Canada, 8.550%, due 08/01/10	1,396,500
2,825,000	@@, C, L	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	2,387,125
2,450,000	@@, C, L	Bowater Canada Finance, 7.950%, due 11/15/11	2,352,000
150,000	@@, C	Cascades, Inc., 7.250%, due 02/15/13	147,000
2,000,000	C	Georgia-Pacific Corp., 7.250%, due 06/01/28	1,880,000
3,050,000		Georgia-Pacific Corp., 7.375%, due 12/01/25	2,897,500
1,000,000		Georgia-Pacific Corp., 7.700%, due 06/15/15	1,000,000
7,525,000	C	Georgia-Pacific Corp., 8.000%, due 01/15/24	7,449,750
3,111,111		Georgia-Pacific Corp., 8.300%, due 12/23/13	3,142,936
1,050,000	@@	Kappa-Jefferson Corp., 7.745%, due 11/29/13	1,057,073
1,050,000	@@	Kappa-Jefferson Corp., 8.245%, due 11/29/14	1,057,073
388,889		Koch Forest Products, Inc., 8.300%, due 12/23/13	392,867
500,000	@@	Smurfit Capital Funding PLC, 7.500%, due 11/20/25	470,000
2,650,000	#, C	Verso Paper Holdings, LLC, 9.125%, due 08/01/14	2,679,813
			30,322,637
		Healthcare — Products: 2.1%
3,700,000	@@	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	3,815,625
2,400,000	X	Fresenius Medical Care Capital Trust II, 7.875%, due 02/01/08	2,448,000
5,215,000	C, L	Rotech Healthcare, Inc., 9.500%, due 04/01/12	3,598,350
3,155,000	C	VWR International, Inc., 6.875%, due 04/15/12	3,155,000
4,795,000	C, L	VWR International, Inc., 8.000%, due 04/15/14	4,860,931
			17,877,906
		Healthcare — Services: 3.5%
5,090,000	C, L	DaVita, Inc., 7.250%, due 03/15/15	5,026,375
1,215,000	C	HCA, Inc., 6.250%, due 02/15/13	1,017,563
575,000	C, S	HCA, Inc., 6.750%, due 07/15/13	488,031
3,300,000	C	HCA, Inc., 6.950%, due 05/01/12	2,899,875

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Healthcare — Services (continued)
$5,300,000	C	HCA, Inc., 7.190%, due 11/15/15	$4,439,222
340,000		HCA, Inc., 7.580%, due 09/15/25	263,756
1,900,000		HCA, Inc., 7.690%, due 06/15/25	1,492,699
7,500	I	Health Corp., 8.580%, due 02/02/13	7,535
2,992,500	I	Health Corp., 8.620%, due 02/02/13	3,006,424
7,010,000	C, S, L	Tenet Healthcare Corp., 7.375%, due 02/01/13	6,352,813
4,650,000	C, L	Triad Hospitals, Inc., 7.000%, due 11/15/13	4,539,563
			29,533,856
		Holding Companies — Diversified: 1.5%
8,330,000	@@, C, S	JSG Funding PLC, 9.625%, due 10/01/12	8,829,800
1,150,000	@@, C, L	JSG Funding PLC, 10.125%, due 10/01/12	1,607,734
850,000	@@, I	Nordic Telephone Co. APS, 5.207%, due 11/30/13	1,088,158
850,000	@@, I	Nordic Telephone Co. APS, 5.707%, due 11/30/14	1,092,783
			12,618,475
		Household Products/Wares: 0.0%
1,000	C	Spectrum Brands, Inc., 7.375%, due 02/01/15	805
			805
		Investment Companies: 0.3%
1,100,000	@@, I	Weather Investment, 4.955%, due 06/17/12	1,393,639
600,000	@@, I	Wind Acquisitions, Discount Note, due 06/17/14	766,539
600,000	@@, I	Wind Acquisitions, 5.634%, due 06/17/13	762,734
			2,922,912
		Lodging: 4.1%
1,775,000	C, S	Boyd Gaming Corp., 7.125%, due 02/01/16	1,726,188
1,725,000	C	Gaylord Entertainment Co., 8.000%, due 11/15/13	1,763,813
7,400,000	C, L	MGM Mirage, 6.625%, due 07/15/15	7,141,000
3,975,000	C, L	MGM Mirage, 8.375%, due 02/01/11	4,164,011
300,000	C, L	Mirage Resorts, Inc., 7.250%, due 08/01/17	294,750
1,725,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	1,623,656
2,000,000	C	Station Casinos, Inc., 6.625%, due 03/15/18	1,815,000
2,700,000	C	Station Casinos, Inc., 6.875%, due 03/01/16	2,544,750
3,075,000	C, L	Station Casinos, Inc., 7.750%, due 08/15/16	3,205,688
10,350,000	C, S, L	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	10,091,250
			34,370,106
		Media: 7.8%
2,290,000	@@, C	CanWest Media, Inc., 8.000%, due 09/15/12	2,272,825
2,500,000		Charter Communications Holdings II, LLC, 7.755%, due 04/25/13	2,513,165
1,000,000	#, C, L	Charter Communications Operating, LLC, 8.000%, due 04/30/12	1,012,500
2,500,000		Charter Communications Operating, LLC, 8.375%, due 04/30/14	2,553,125
8,000,000	C, S	Charter Communications Operating, LLC, 8.750%, due 11/15/13	8,090,000
5,225,000	L	CSC Holdings, Inc., 7.625%, due 04/01/11	5,388,281
1,600,000	L	CSC Holdings, Inc., 7.875%, due 02/15/18	1,668,000
1,800,000	C, S	Dex Media Finance/West, 8.500%, due 08/15/10	1,867,500
4,225,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	4,584,125
5,100,000	C, S	DirecTV Holdings, LLC, 6.375%, due 06/15/15	4,819,500
200,000	C	DirecTV Holdings, LLC, 8.375%, due 03/15/13	208,250
2,500,000	C	Echostar DBS Corp., 6.375%, due 10/01/11	2,440,625
1,900,000	C	Echostar DBS Corp., 6.625%, due 10/01/14	1,812,125
1,325,000	#, C, I	Echostar DBS Corp., 7.000%, due 10/01/13	1,301,813
5,640,000	#, C, S	Echostar DBS Corp., 7.125%, due 02/01/16	5,477,850
1,000,000	C	Echostar DBS Corp., 8.622%, due 10/01/08	1,012,500
3,935,000	@@, #, C	Lighthouse International Co. SA, 8.000%, due 04/30/14	5,407,687
1,000,000	I	Primedia, Inc., 7.580%, due 09/30/13	988,875
1,200,000	C	Primedia, Inc., 8.000%, due 05/15/13	1,095,000
2,000,000	@@, C, L	Rogers Cable, Inc., 6.250%, due 06/15/13	1,985,000
1,420,000	@@, C, L	Rogers Cable, Inc., 6.750%, due 03/15/15	1,441,300
500,000	@@, C	Rogers Cable, Inc., 7.875%, due 05/01/12	536,250
1,900,000	@@, C, L	Rogers Cable, Inc., 8.750%, due 05/01/32	2,251,500

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Media (continued)
$1,175,000	@@, #, C	Unity Media GmbH, 10.375%, due 02/15/15	$1,086,875
1,125,000	@@, C	UPC Holding BV, 7.750%, due 01/15/14	1,373,065
1,250,000	@@, C, L	UPC Holding BV, 8.625%, due 01/15/14	1,592,993
390,000	C, L	Young Broadcasting, Inc., 10.000%, due 03/01/11	366,113
			65,146,842
		Mining: 0.3%
2,250,000	@@, #, C, L	Novelis, Inc., 8.250%, due 02/15/15	2,148,750
			2,148,750
		Miscellaneous Manufacturing: 0.7%
416,667		Eastman Kodak Co., 7.639%, due 10/18/12	417,388
208,333		Eastman Kodak Co., 7.640%, due 10/14/12	208,694
575,596		Eastman Kodak Co., 7.649%, due 10/14/12	576,593
1,276,609		Eastman Kodak Co., 7.750%, due 10/14/12	1,278,819
1,291,000	@@, #, C, L	Invensys PLC, 9.875%, due 03/15/11	1,400,735
1,960,000	C	Trinity Industries, Inc., 6.500%, due 03/15/14	1,925,700
			5,807,929
		Office/Business Equipment: 1.0%
900,000	C, L	Xerox Capital Trust I, 8.000%, due 02/01/27	922,500
1,750,000	C, L	Xerox Corp., 6.400%, due 03/15/16	1,750,000
1,150,000	C	Xerox Corp., 6.750%, due 02/01/17	1,173,000
1,650,000	L	Xerox Corp., 7.200%, due 04/01/16	1,740,750
2,700,000	C	Xerox Corp., 7.625%, due 06/15/13	2,848,500
			8,434,750
		Oil & Gas: 3.4%
1,500,000	C	Chesapeake Energy Corp., 6.375%, due 06/15/15	1,440,000
450,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	436,500
3,025,000	C	Chesapeake Energy Corp., 6.875%, due 01/15/16	2,972,063
3,150,000	C	Chesapeake Energy Corp., 7.000%, due 08/15/14	3,130,313
1,600,000	#, C	Chesapeake Energy Corp., 7.500%, due 06/15/14	1,626,000
6,125,000	C, S	El Paso Production Holding Co., 7.750%, due 06/01/13	6,293,438
2,125,000	C	Encore Acquisition Co., 7.250%, due 12/01/17	2,055,938
2,500,000		Farrell Gas, 8.780%, due 08/01/07	2,528,440
1,800,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	1,770,750
2,950,000	C	Newfield Exploration Co., 6.625%, due 04/15/16	2,883,625
2,500,000	#, C, L	Pogo Producing Co., 7.875%, due 05/01/13	2,559,375
600,000		Valero Energy Corp., 7.800%, due 06/14/10	611,250
			28,307,692
		Oil & Gas Services: 0.4%
706,000	C	Dresser-Rand Group, Inc., 7.375%, due 11/01/14	697,175
1,818,000	C	Hanover Equipment Trust, 8.500%, due 09/01/08	1,849,815
500,000	C	Hanover Equipment Trust, 8.750%, due 09/01/11	522,500
			3,069,490
		Packaging & Containers: 2.3%
650,000	C	Crown Americas, LLC, 7.625%, due 11/15/13	661,375
3,225,000	C, L	Crown Americas, LLC, 7.750%, due 11/15/15	3,281,438
750,000	C	Greif, Inc., 8.875%, due 08/01/12	787,500
95,000	C	Jefferson Smurfit Corp. US, 7.500%, due 06/01/13	88,113
2,249,000	C, L	Jefferson Smurfit Corp. US, 8.250%, due 10/01/12	2,164,663
1,450,000	@@, C, L	Norampac, Inc., 6.750%, due 06/01/13	1,377,500
2,750,000	C, L	Owens Brockway Glass Container, Inc., 6.750%, due 12/01/14	2,626,250
3,245,000	C	Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	3,439,700
859,000	C	Smurfit-Stone Container Enterprises, Inc., 9.750%, due 02/01/11	889,065
3,800,000	C	Stone Container Corp., 8.375%, due 07/01/12	3,667,000
			18,982,604

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Pipelines: 5.6%
$450,000	C	Colorado Interstate Gas Co., 6.800%, due 11/15/15	$455,756
800,000		Dynegy Holdings, Inc., 8.375%, due 05/01/16	818,000
1,600,000	C	El Paso Corp., 7.750%, due 01/15/32	1,648,000
1,100,000	C	El Paso Corp., 7.800%, due 08/01/31	1,133,000
4,200,000	C, L	El Paso Corp., 7.875%, due 06/15/12	4,378,500
1,500,000	L	El Paso Corp., 8.050%, due 10/15/30	1,567,500
300,000		El Paso Corp., 9.625%, due 05/15/12	333,750
2,000,000		El Paso Corp., 10.750%, due 10/01/10	2,210,000
803,000		El Paso Natural Gas Co., 8.625%, due 01/15/22	922,722
4,700,000	C, S	Roseton/Danskammer, 7.270%, due 11/08/10	4,773,438
2,825,000	C	Roseton/Danskammer, 7.670%, due 11/08/16	2,883,266
1,850,000	#, C	SemGroup LP, 8.750%, due 11/15/15	1,875,438
4,000,000	C	Sonat, Inc., 7.000%, due 02/01/18	3,900,000
2,700,000	C	Sonat, Inc., 7.625%, due 07/15/11	2,781,000
450,000		Tennessee Gas Pipeline Co., 7.500%, due 04/01/17	476,188
4,460,000	C, L	Williams Cos., Inc., 7.500%, due 01/15/31	4,426,550
5,450,000	C, L	Williams Cos., Inc., 7.625%, due 07/15/19	5,695,250
6,350,000	C, S	Williams Cos., Inc., 7.875%, due 09/01/21	6,667,500
			46,945,858
		Real Estate: 0.2%
1,750,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15	1,793,750
			1,793,750
		Real Estate Investment Trusts: 1.3%
4,000,000	C, L	Host Marriott LP, 6.375%, due 03/15/15	3,900,000
1,400,000	C	Host Marriott LP, 6.750%, due 06/01/16	1,387,750
675,000	C	Host Marriott LP, 7.125%, due 11/01/13	686,813
2,000,000	C	Ventas Realty LP, 7.125%, due 06/01/15	2,067,500
1,650,000	C	Ventas Realty LP, 8.750%, due 05/01/09	1,763,438
800,000	C	Ventas Realty LP, 9.000%, due 05/01/12	896,000
			10,701,501
		Retail: 2.1%
2,700,000	C	AmeriGas Partners LP, 7.125%, due 05/20/16	2,673,000
4,860,000	C	AmeriGas Partners LP, 7.250%, due 05/20/15	4,866,075
1,175,000	C, L	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	1,148,563
2,615,000	C, I	Ferrellgas Escrow, LLC, 6.750%, due 05/01/14	2,569,238
3,000,000	C, S, L	Ferrellgas Partners LP, 8.750%, due 06/15/12	3,135,000
3,000,000	C, S	Suburban Propane Partners LP, 6.875%, due 12/15/13	2,910,000
			17,301,876
		Semiconductors: 0.3%
2,950,000	@@, #, C, L	Sensata Technologies BV, 8.000%, due 05/01/14	2,883,625
			2,883,625
		Telecommunications: 12.2%
3,075,000	C	American Cellular Corp., 10.000%, due 08/01/11	3,236,438
3,500,000	C	Cincinnati Bell, Inc., 7.250%, due 07/15/13	3,596,250
4,300,000	C, S, L	Cincinnati Bell, Inc., 8.375%, due 01/15/14	4,364,500
500,000		Citizens Communications Co., 7.450%, due 07/01/35	455,000
2,675,000	C, L	Citizens Communications Co., 9.000%, due 08/15/31	2,882,313
1,995,556	I	Hawaiian Telcom Communications, Inc., 7.620%, due 10/31/12	2,000,010
1,800,000	C, L	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	1,858,500
3,200,000	C	Insight Midwest LP, 9.750%, due 10/01/09	3,264,000
2,700,000	@@, #, C, L	Intelsat Bermuda Ltd., 9.250%, due 06/15/16	2,851,875
1,000,000	@@, #, C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16	1,067,500
275,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.250%, due 01/15/13	279,813
5,175,000	@@, C, L	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	5,317,313
2,800,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 10.484%, due 01/15/12	2,852,500
800,000	@@, #	Mobile Telesystems Finance SA, 8.000%, due 01/28/12	814,000
800,000	@@, #	Mobile Telesystems Finance SA, 8.375%, due 10/14/10	831,040

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Telecommunications (continued)
$3,900,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	$4,027,838
3,600,000	@@, #, C, L	Nordic Telephone Co. Holdings ApS, 8.875%, due 05/01/16	3,802,500
1,425,000	@@, #, C, L	Nortel Networks Ltd., 10.125%, due 07/15/13	1,510,500
825,000	@@, #, C, L	Nortel Networks Ltd., 10.750%, due 07/15/16	886,875
1,100,000		Northwestern Bell Telephone, 7.750%, due 05/01/30	1,078,000
3,000,000	@@, C	NTL Cable PLC, 9.125%, due 08/15/16	3,112,500
8,000,000	C, S	Qwest Communications International, Inc., 7.250%, due 02/15/11	8,040,000
13,150,000	C, L	Qwest Communications International, Inc., 7.500%, due 02/15/14	13,248,626
1,000,000	C, L	Qwest Corp., 7.200%, due 11/10/26	965,000
1,700,000	C, L	Qwest Corp., 7.500%, due 06/15/23	1,691,500
10,250,000	C	Qwest Corp., 8.875%, due 03/15/12	11,236,533
1,515,000	@@, C, L	Rogers Cable, Inc., 8.000%, due 12/15/12	1,617,263
850,000	@@, C	Rogers Wireless, Inc., 6.375%, due 03/01/14	851,063
3,165,000	@@, C	Rogers Wireless, Inc., 7.500%, due 03/15/15	3,394,463
3,825,000	C, L	Rural Cellular Corp., 9.875%, due 02/01/10	4,006,688
4,575,000	C, S	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	4,838,063
1,200,000	@@, #, C, L	Wind Acquisition Finance SA, 10.750%, due 12/01/15	1,330,500
1,150,000	#, C	Windstream Corp., 8.625%, due 08/01/16	1,236,250
			102,545,214
		Transportation: 0.3%
1,100,000	@@, C	Grupo Transportacion Ferroviaria Mexicana SA DE CV, 9.375%, due 05/01/12	1,171,500
1,743,000	C	Horizon Lines, LLC, 9.000%, due 11/01/12	1,804,005
			2,975,505
		Total Corporate Bonds/Notes
		(Cost $771,635,439)	775,072,676

Shares		Value

PREFERRED STOCK: 0.1%
	Oil & Gas: 0.1%
8,000	Chesapeake Energy Corp.	$744,000

	Total Preferred Stock
	(Cost $799,352)	744,000

Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 0.1%

		U.S. Treasury Bonds: 0.1%
$500,000	S, I, L	4.540%, due 11/30/06	$496,185

		Total U.S. Treasury Obligations
		(Cost $495,958)	496,185

		Total Long-Term Investments
		(Cost $781,597,396)	785,167,130

SHORT-TERM INVESTMENTS: 25.3%

		Commercial Paper: 6.2%
4,900,000		Bank of America, 5.150%, due 12/06/06	4,853,450
8,800,000		Bank of America, 5.180%, due 12/18/06	8,701,000
800,000		Societe Generale, 4.840%, due 10/10/06	798,926
2,700,000		Societe Generale, 4.940%, due 10/12/06	2,695,562
4,600,000		Societe Generale, 5.200%, due 01/08/07	4,534,496
2,200,000		Societe Generale, 5.260%, due 12/21/06	2,173,933
14,200,000		Societe Generale, 5.280%, due 12/18/06	14,037,243
7,900,000		Total Finance Corp., 5.360%, due 10/02/06	7,897,648
3,700,000		UBS Finance, 5.220% 10/10/06	3,694,662

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

		Commercial Paper (continued)
$2,700,000		UBS Finance, 5.220% 10/24/06		$2,690,631

		Total Commercial Paper
		(Cost $52,077,551)		52,077,551

		U.S. Treasury Bills: 0.1%
1,000,000	L	4.620%, due 12/14/06		990,461

		Total U.S. Treasury Bills
		(Cost $990,461)		990,461

		Securities Lending CollateralCC: 19.0%
159,672,548		The Bank of New York Institutional Cash Reserves Fund		159,672,548

		Total Securities Lending Collateral
		(Cost $159,672,548)		159,672,548

		Total Short-Term Investments
		(Cost $212,740,560)		212,740,560

		Total Investments in Securities
		(Cost $994,337,956)*	118.8%	$997,907,690
		Other Assets and Liabilities — Net	(18.8)	(157,877,508)
		Net Assets	100.0%	$840,030,182

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $994,935,666.

		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$12,966,732
		Gross Unrealized Depreciation		(9,994,708)
		Net Unrealized Appreciation		$2,972,024

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15%

Portfolio	Security	Principal Amount	Initial Acquision Date	Cost	Value	Percent of Net Assets
PIMCO High Yield	Interest Rate Swaps
	Receive a fixed rate equal to 5% and pay a floating rate based on USD 3-month LIBOR
	Counterparty: UBS AG	$2,500,000	09/28/06	$2,675	$2,586	0.0%
	Receive a fixed rate equal to 5% and pay a floating rate based on USD 3-month LIBOR
	Counterparty: Goldman Sachs International	11,100,000	09/22/06	14,763	11,483	0.0
	Receive a fixed rate equal to 5% and pay a floating rate based on USD 3-month LIBOR
	Counterparty: Deutsche Bank AG	58,600,000	09/22/06	67,145	60,624	0.0
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5%
	Counterparty: Lehman Brothers Special Financing Inc.	9,300,000	06/05/06	394,413	118,518	0.0
	Options
	European Style Call Swaption OTC 3 Month USD Libor - Fund Receives Floating
	Strike @ 5.00%*Exp 12/15/06	(50,000,000)	04/17/06	(245,000)	(218,750)	0.0
	European Style Put Swaption OTC 3 Month USD Libor - Fund Receives Floating
	Strike @ 6.25%*Exp 12/15/06	(50,000,000)	04/17/06	(150,625)	(150)	0.0
	Securities
	Amadeus Halde, 8.249%, due 04/08/13	1,500,000	09/07/06	1,517,830	1,512,102	0.2
	Amadeus Halde, 8.749%, due 04/08/14	1,500,000	09/07/06	1,517,474	1,517,898	0.2
	Bombardier Capital, Inc., 7.090%, due 03/30/07	2,000,000	04/30/04	2,028,134	2,010,800	0.2
	Continental Airlines, Inc., 6.920%, due 04/02/13	1,408,132	04/30/04	1,394,051	1,432,865	0.2
	DJ CDX, 8.375%, due 12/29/11	10,000,000	09/27/06	9,996,216	9,980,836	1.2
	Echostar DBS Corp., 7.000%, due 10/01/13	1,325,000	09/28/06	1,298,275	1,301,813	0.2
	Ferrellgas Escrow, LLC, 6.750%, due 05/01/14	2,615,000	08/30/04	2,606,170	2,569,238	0.3
	Goodyear Tire & Rubber Co., 8.140%, due 04/01/10	3,000,000	04/01/05	3,000,000	3,023,439	0.4
	Grupo Ferrovial SA Discount Note, due 04/07/11	1,000,000	09/26/06	1,885,291	1,862,277	0.2
	Hawaiian Telcom Communications, 7.620%, due 10/31/12	1,995,556	12/19/05	2,005,594	2,000,010	0.2
	Headwaters, Inc., 7.330%, due 04/30/11	162,338	08/28/06	164,675	162,186	0.0
	Headwaters, Inc., 7.500%, due 04/30/11	1,186,100	12/06/04	1,198,943	1,184,989	0.1
	Health Corp., 8.580%, due 02/02/13	7,500	09/08/06	7,500	7,535	0.0
	Health Corp., 8.620%, due 02/02/13	2,992,500	03/07/06	2,992,500	3,006,424	0.4
	Metro-Goldwyn-Mayer, Inc., 8.617%, due 04/08/11	2,500,000	09/19/06	2,478,125	2,476,250	0.3
	Nordic Telephone Co. APS, 5.207%, due 11/30/13	850,000	04/19/06	1,063,827	1,088,158	0.1
	Nordic Telephone Co. APS, 5.707%, due 11/30/14	850,000	04/19/06	1,063,851	1,092,783	0.1
	Primedia, Inc., 7.580%, due 09/30/13	1,000,000	08/08/06	988,750	988,875	0.1
	Service Corp. International, 7.375%, due 10/01/14	925,000	09/27/06	925,000	935,406	0.1
	Service Corp. International, 7.625%, due 10/01/18	850,000	09/27/06	850,000	859,563	0.1
	SigmaKalon Group BV, 5.491%, due 06/30/12	984,772	12/13/05	1,141,421	1,248,158	0.1
	Weather Investment, 4.955%, due 06/17/12	1,100,000	05/09/06	1,405,869	1,393,639	0.2
	Wind Acquisitions, Discount Note, due 06/17/14	600,000	05/09/06	766,838	766,539	0.1
	Wind Acquisitions, 5.634%, due 06/17/13	600,000	05/09/06	766,838	762,734	0.1
				$43,146,543	$43,158,828	5.1%

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Forward Foreign Currency Contracts as of September 30, 2006:

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

EUR	15,204,000	USD	19,359,618	10/31/06	19,314,116	45,502
USD	3,864,712	EUR	3,038,000	10/31/06	3,859,266	(5,446)
					23,173,382	40,056

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO High Yield Bond Fund Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
U.S. Treasury 10-Year Note	85	$9,185,313	12/19/06	$79,263
				$79,263

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Written Options Outstanding as of September 30, 2006:

							Premium
		Exercise		Expiration			Received Net of
Description/Name of Issuer	Counterparty	Rate		Date		Notional Amount	Commissions	Value

Put - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	6.25%	*	12/15/06	USD	50,000,000	$150,625	$(150)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	5.00%	**	12/15/06	USD	50,000,000	245,000	(218,750)
							$395,625	$(218,900)

*If exercised, the Fund would pay a floating rate based on 3-month USD-LIBOR in the underlying swap transaction

**If exercised, the Fund would receive a floating rate based on 3-month USD-LIBOR in the underlying swap transaction

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding as of September 30, 2006:

		BUY/SELL	(PAY)/RECEIVE	TERMINATION	NOTIONAL		UNREALIZED APPRECIATION/
COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	PROTECTION	FIXED RATE	DATE	AMOUNT		(DEPRECIATION)

Credit Suisse First Boston International	Bombadier Inc. 6.75% due 5/1/2012	Sell	1.85%	12/20/06	USD	2,000,000	$4,634
JPMorgan Chase Bank, N.A.	Lear Corporation 8.11% due 5/15/2009	Sell	7.75%	3/20/07	USD	2,200,000	57,432
Goldman Sachs International	Arvinmeritor, Inc. 8.75% due 3/1/2012	Sell	2.40%	3/20/07	USD	1,000,000	2,609
Lehman Brothers Special Financing Inc.	Primedia Inc. 8.875% due 5/15/2011	Sell	2.50%	3/20/07	USD	1,000,000	(2,252)
Merrill Lynch International	AES Corporation 8.75% due 6/15/2008	Sell	0.95%	6/20/07	USD	2,000,000	6,490
JPMorgan Chase Bank, N.A.	Abitibi Consolidated 8.375% due 4/01/2015	Sell	1.50%	6/20/07	USD	500,000	(41)
Merrill Lynch International	AES Corporation 8.75% due 6/15/2008	Sell	0.95%	6/20/07	USD	1,200,000	3,894
Deutsche Bank AG	Russian Federation 5% Step Up due 3/31/2030	Sell	0.44%	6/20/07	USD	2,000,000	2,290
Citibank	Ford Motor Credit Co. 7% due 10/1/2013	Sell	1.60%	6/20/07	USD	4,000,000	778
Morgan Stanley Capital Services Inc.	GAZ Capital 8.625% 4/28/2034	Sell	1.05%	4/20/11	USD	3,000,000	8,477
Barclays Bank PLC	Federative Republic of Brazil 12.25% due 3/6/2030	Sell	1.48%	10/20/11	USD	3,000,000	18,551
Deutsche Bank AG	Dow Jones CDX.NA.HY.7	Buy	(3.25)%	12/20/11	USD	24,300,000	43,447
Goldman Sachs International	Dow Jones CDX.NA.HY.7	Buy	(3.25)%	12/20/11	USD	5,000,000	(3,560)
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.HY.7	Buy	(3.25)%	12/20/11	USD	29,700,000	37,125
							$179,874

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding as of September 30, 2006:

			NOTIONAL	UNREALIZED
	TERMINATION		PRINCIPAL	APPRECIATION/
	DATE		AMOUNT	(DEPRECIATION)

Receive a fixed rate equal to 5% and pay a floating rate based on USD 3-month LIBOR Counterparty: UBS AG	12/19/08	USD	2,500,000	$(89)

Receive a fixed rate equal to 5% and pay a floating rate based on USD 3-month LIBOR Counterparty: Goldman Sachs International	12/19/08	USD	11,100,000	(3,280)

Receive a fixed rate equal to 5% and pay a floating rate based on USD 3-month LIBOR Counterparty: Deutsche Bank AG	12/19/08	USD	58,600,000	(6,522)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5% Counterparty: Lehman Brothers Special Financing Inc.	12/20/16	USD	9,300,000	(275,895)

				$(285,786)

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.6%
		Advertising: 1.1%
13,347		Omnicom Group	$1,249,279
			1,249,279
		Aerospace/Defense: 2.6%
19,277		General Dynamics Corp.	1,381,583
25,449		United Technologies Corp.	1,612,194
			2,993,777
		Airlines: 0.4%
30,264		Southwest Airlines Co.	504,198
			504,198
		Apparel: 0.3%
2,640	@	Hanesbrands, Inc.	59,426
6,831		Liz Claiborne, Inc.	269,893
			329,319
		Auto Manufacturers: 2.3%
95,278		Ford Motor Co.	770,799
33,456		Paccar, Inc.	1,907,661
			2,678,460
		Auto Parts & Equipment: 1.2%
19,134		Johnson Controls, Inc.	1,372,673
			1,372,673
		Banks: 8.7%
19,845		Bank of America Corp.	1,063,097
5,857		Compass Bancshares, Inc.	333,732
15,384		First Horizon National Corp.	584,746
43,461		National City Corp.	1,590,673
24,237		State Street Corp.	1,512,389
17,359		SunTrust Banks, Inc.	1,341,504
38,271		US Bancorp.	1,271,363
11,216		Wachovia Corp.	625,853
39,387		Wells Fargo & Co.	1,425,022
6,095		Zions Bancorp.	486,442
			10,234,821
		Beverages: 1.5%
27,361		PepsiCo, Inc.	1,785,579
			1,785,579
		Biotechnology: 0.2%
3,831	@	Amgen, Inc.	274,031
			274,031
		Chemicals: 1.8%
6,979		Air Products & Chemicals, Inc.	463,196
16,222		Dow Chemical Co.	632,334
10,639		Ecolab, Inc.	455,562
7,738		EI DuPont de Nemours & Co.	331,496
4,794		Praxair, Inc.	283,613
			2,166,201

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Computers: 3.0%
22,665	@	Dell, Inc.	$517,669
7,386	@	DST Systems, Inc.	455,495
20,656	@	EMC Corp.	247,459
41,601		Hewlett-Packard Co.	1,526,341
164,125	@	Sun Microsystems, Inc.	815,701
			3,562,665
		Cosmetics/Personal Care: 1.4%
21,324		Colgate-Palmolive Co.	1,324,220
8,978		Estee Lauder Cos., Inc.	362,083
			1,686,303
		Diversified Financial Services: 5.3%
17,607		American Express Co.	987,401
9,695		Citigroup, Inc.	481,551
12,637		Federated Investors, Inc.	427,257
15,641		Merrill Lynch & Co., Inc.	1,223,439
65,267		T. Rowe Price Group, Inc.	3,123,026
			6,242,674
		Electric: 1.1%
9,949		Consolidated Edison, Inc.	459,644
3,334		Exelon Corp.	201,840
3,217		PG&E Corp	133,988
15,980		Southern Co.	550,671
			1,346,143
		Electrical Components & Equipment: 0.7%
9,533		Emerson Electric Co.	799,437
			799,437
		Food: 4.2%
23,841		Campbell Soup Co.	870,197
12,408		General Mills, Inc.	702,293
18,806		Hershey Co.	1,005,181
20,790		HJ Heinz Co.	871,725
5,675		Kellogg Co.	281,026
21,124		Sara Lee Corp.	339,463
24,882		Sysco Corp.	832,303
			4,902,188
		Healthcare — Products: 5.7%
23,133		Becton Dickinson & Co.	1,634,809
23,117		Biomet, Inc.	744,136
14,736		CR Bard, Inc.	1,105,200
16,128		Johnson & Johnson	1,047,352
16,717		Medtronic, Inc.	776,337
22,962	@	St. Jude Medical, Inc.	810,329
8,782	@	Zimmer Holdings, Inc.	592,785
			6,710,948
		Household Products/Wares: 0.2%
4,035		Clorox Co.	254,205
			254,205
		Insurance: 2.8%
36,198		Chubb Corp.	1,880,848
3,379		Hartford Financial Services Group, Inc.	293,128
8,468		Metlife, Inc.	479,966
9,934		Safeco Corp.	585,411
			3,239,353

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Machinery — Construction & Mining: 1.2%
20,808		Caterpillar, Inc.	$1,369,166
			1,369,166
		Machinery — Diversified: 1.8%
20,314		Deere & Co.	1,704,548
7,540		Rockwell Automation, Inc.	438,074
			2,142,622
		Media: 5.3%
14,444		Gannett Co., Inc.	820,853
20,759		John Wiley & Sons, Inc.	747,532
50,458		McGraw-Hill Cos., Inc.	2,928,078
77,303	@@	Reed Elsevier NV	1,288,949
14,263		Walt Disney Co.	440,869
			6,226,281
		Mining: 3.2%
26,679		Alcoa, Inc.	748,079
23,078	@@	Inco Ltd.	1,760,159
27,293	@@	Rio Tinto PLC	1,291,572
			3,799,810
		Miscellaneous Manufacturing: 1.4%
2,478		3M Co.	184,413
31,567		General Electric Co.	1,114,315
4,124		Parker Hannifin Corp.	320,559
			1,619,287
		Office/Business Equipment: 1.2%
27,805	@@	Canon, Inc. ADR	1,453,923
			1,453,923
		Oil & Gas: 7.3%
14,670		Apache Corp.	927,144
42,150		Chevron Corp.	2,733,849
20,344		ConocoPhillips	1,211,078
26,582		ExxonMobil Corp.	1,783,652
24,356		Occidental Petroleum Corp.	1,171,767
18,946		Pioneer Natural Resources Co.	741,168
			8,568,658
		Oil & Gas Services: 0.5%
14,563	@	Weatherford International Ltd.	607,568
			607,568
		Pharmaceuticals: 7.2%
26,268		Abbott Laboratories	1,275,574
15,739	@	Barr Pharmaceuticals, Inc.	817,484
16,970		Eli Lilly & Co.	967,290
16,156		Merck & Co., Inc.	676,936
17,522	@@	Novartis AG ADR	1,023,986
44,565		Pfizer, Inc.	1,263,863
2,063	@@	Roche Holding AG	356,419
6,394	@@	Roche Holding AG ADR	551,211
56,788		Schering-Plough Corp.	1,254,447
9,143	@@	Teva Pharmaceutical Industries Ltd. ADR	311,685
			8,498,895
		Retail: 7.4%
8,155		Barnes & Noble, Inc.	309,401

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Retail (continued)
4,901		Costco Wholesale Corp.		$243,482
19,697		CVS Corp.		632,668
23,315		Federated Department Stores, Inc.		1,007,441
29,541		Lowe’s Cos., Inc.		828,920
23,344		Nordstrom, Inc.		987,451
16,103		Staples, Inc.		391,786
35,443		Target Corp.		1,958,226
6,397		Wal-Mart Stores, Inc.		315,500
44,358		Walgreen Co.		1,969,052
				8,643,927

		Savings & Loans: 1.0%
27,298		Washington Mutual, Inc.		1,186,644
				1,186,644

		Semiconductors: 3.2%
29,010		Applied Materials, Inc.		514,347
6,190	@	Freescale Semiconductor, Inc.		235,282
57,508		Intel Corp.		1,182,940
53,585		Texas Instruments, Inc.		1,781,701
				3,714,270

		Software: 2.8%
23,997	@	Adobe Systems, Inc.		898,688
18,289		Automatic Data Processing, Inc.		865,801
7,784	@	Fiserv, Inc.		366,549
40,558		Microsoft Corp.		1,108,450
				3,239,488

		Telecommunications: 7.7%
6,713		Alltel Corp.		372,572
69,318		AT&T, Inc.		2,256,994
46,516		BellSouth Corp.		1,988,559
32,273	@	Cisco Systems, Inc.		742,279
67,312		Motorola, Inc.		1,682,800
61,444	@@	Nokia OYJ ADR		1,209,832
16,124		Verizon Communications, Inc.		598,684
13,236		Windstream Corp.		174,583
				9,026,303

		Transportation: 2.9%
15,274		Burlington Northern Santa Fe Corp.		1,121,723
50,550		Norfolk Southern Corp.		2,226,721
				3,348,444

		Total Common Stock
		(Cost $102,506,215)		115,777,540

Principal Amount				Value

SHORT-TERM INVESTMENTS:1.0%

		U.S. Government Agency Obligations: 1.0%
$1,181,705		Federal Home Loan Bank, 4.500%, due 10/02/06		$1,181,705

		Total Short-Term Investments
		(Cost $1,181,705)		1,181,705

		Total Investments in Securities
		(Cost $103,687,920)*	99.6%	$116,959,245
		Other Assets and Liabilities — Net	0.4	510,685
		Net Assets	100.0%	$117,469,930

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2006 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $103,776,567.

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$15,112,599
	Gross Unrealized Depreciation	(1,929,921)
	Net Unrealized Appreciation	$13,182,678

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.4%
		Advertising: 1.8%
1,315,720	@, L	Interpublic Group of Cos., Inc.	$13,025,628
			13,025,628
		Agriculture: 1.4%
182,100	L	UST, Inc.	9,984,543
			9,984,543
		Auto Parts & Equipment: 0.9%
114,500	L	BorgWarner, Inc.	6,545,965
			6,545,965
		Banks: 7.5%
243,815		Keycorp	9,128,434
200,965	L	Marshall & Ilsley Corp.	9,682,494
215,551		Mellon Financial Corp.	8,428,044
128,800		PNC Financial Services Group, Inc.	9,330,272
263,700		TCF Financial Corp.	6,932,673
123,000		Zions Bancorp.	9,816,630
			53,318,547
		Beverages: 1.8%
190,979	L	Molson Coors Brewing Co.	13,158,453
			13,158,453
		Chemicals: 5.3%
217,473		Air Products & Chemicals, Inc.	14,433,683
82,941		Ashland, Inc.	5,289,977
256,700		International Flavors & Fragrances, Inc.	10,149,918
113,628		PPG Industries, Inc.	7,622,166
			37,495,744
		Coal: 1.2%
404,700		Massey Energy Co.	8,474,418
			8,474,418
		Commercial Services: 1.1%
151,200		Equifax, Inc.	5,550,552
71,257		RR Donnelley & Sons Co.	2,348,631
			7,899,183
		Computers: 4.5%
373,900	@, L	Dell, Inc.	8,539,876
434,500	@	NCR Corp.	17,154,060
431,200	@, L	Palm, Inc.	6,278,272
			31,972,208
		Cosmetics/Personal Care: 0.8%
183,600		Avon Products, Inc.	5,629,176
			5,629,176
		Distribution/Wholesale: 2.1%
221,844		WW Grainger, Inc.	14,867,985
			14,867,985

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services: 4.0%
397,400	@, L	E*Trade Financial Corp.	$9,505,808
318,786		Federated Investors, Inc.	10,778,155
83,400	L	Legg Mason, Inc.	8,411,724
			28,695,687
		Electric: 9.3%
225,900	@	Allegheny Energy, Inc.	9,074,403
306,029		Edison International	12,743,048
171,600		FirstEnergy Corp.	9,585,576
224,144	@, L	NRG Energy, Inc.	10,153,723
217,526		NSTAR	7,256,667
216,239		PG&E Corp.	9,006,354
250,000		PPL Corp.	8,225,000
			66,044,771
		Electronics: 1.3%
201,200	@	Thomas & Betts Corp.	9,599,252
			9,599,252
		Environmental Control: 1.4%
255,972		Republic Services, Inc.	10,292,634
			10,292,634
		Food: 4.1%
163,975		HJ Heinz Co.	6,875,472
84,500		Kroger Co.	1,955,330
386,612	L	Safeway, Inc.	11,733,674
183,100		WM Wrigley Jr. Co.	8,433,586
			28,998,062
		Healthcare — Products: 1.6%
404,700	@	Boston Scientific Corp.	5,985,513
102,800		Cooper Cos., Inc.	5,499,800
			11,485,313
		Healthcare — Services: 1.5%
161,678	@, L	Laboratory Corp. of America Holdings	10,601,226
			10,601,226
		Home Furnishings: 0.4%
38,700		Harman International Industries, Inc.	3,229,128
			3,229,128
		Insurance: 10.7%
73,000		AMBAC Financial Group, Inc.	6,040,750
265,800		AON Corp.	9,002,646
137,596		Cigna Corp.	16,005,167
258,744		Genworth Financial, Inc.	9,058,627
249,418	@@, L	Platinum Underwriters Holdings Ltd.	7,689,557
188,771		PMI Group, Inc.	8,270,058
871,019	L	UnumProvident Corp.	16,889,058
5,986	@	White Mountains Insurance Group Ltd.	2,974,803
			75,930,666
		Internet: 0.8%
264,000	@, L	Symantec Corp.	5,617,920
			5,617,920
		Leisure Time: 2.7%
224,200	L	Carnival Corp.	10,544,126
141,900		Harley-Davidson, Inc.	8,904,225
			19,448,351

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Lodging: 2.1%
225,600	L	Harrah’s Entertainment, Inc.	$14,986,608
			14,986,608
		Machinery — Diversified: 1.1%
96,764		Deere & Co.	8,119,467
			8,119,467
		Media: 2.5%
396,198		Clear Channel Communications, Inc.	11,430,312
245,685		Entercom Communications Corp.	6,191,262
			17,621,574
		Mining: 0.3%
71,400	@@, L	Novelis, Inc.	1,827,126
			1,827,126
		Miscellaneous Manufacturing: 1.4%
347,000	@@	Tyco International Ltd.	9,712,530
			9,712,530
		Office/Business Equipment: 1.9%
867,021	@, L	Xerox Corp.	13,490,847
			13,490,847
		Oil & Gas: 3.5%
181,300	L	Hess Corp.	7,509,446
155,600	@	Plains Exploration & Production Co.	6,676,796
195,500	@, L	Southwestern Energy Co.	5,839,585
79,596	L	Tesoro Petroleum Corp.	4,614,976
			24,640,803
		Oil & Gas Services: 0.4%
77,918	@, L	Weatherford International Ltd.	3,250,739
			3,250,739
		Packaging & Containers: 2.1%
371,594	L	Ball Corp.	15,030,977
			15,030,977
		Pharmaceuticals: 1.1%
234,400	@@, L	Teva Pharmaceutical Industries Ltd. ADR	7,990,696
			7,990,696
		Pipelines: 1.7%
146,100	L	Questar Corp.	11,946,597
			11,946,597
		Real Estate Investment Trust: 2.5%
435,700		Annaly Capital Management, Inc.	5,725,098
249,500		Host Hotels & Resorts, Inc.	5,721,035
114,700	L	Prologis	6,544,782
			17,990,915
		Retail: 1.3%
136,900		JC Penney Co., Inc.	9,362,591
			9,362,591
		Savings & Loans: 1.1%
572,999	L	Hudson City Bancorp., Inc.	7,592,237
			7,592,237

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Semiconductors: 2.9%
340,900	@	Freescale Semiconductor, Inc.	$12,957,609
150,900		National Semiconductor Corp.	3,550,677
191,600	L	Xilinx, Inc.	4,205,620
			20,713,906

		Software: 1.4%
236,000		First Data Corp.	9,912,000
			9,912,000

		Telecommunications: 2.5%
269,100	@, L	ADC Telecommunications, Inc.	4,036,500
533,100	@, L	Juniper Networks, Inc.	9,211,968
256,200		Sprint Nextel Corp.	4,393,830
			17,642,298

		Transportation: 1.4%
296,900		CSX Corp.	9,747,227
			9,747,227

		Total Common Stock
		(Cost $671,978,217)	693,893,998

Principal Amount			Value

SHORT-TERM INVESTMENTS: 25.1%

	U.S. Government Agency Obligations: 4.3%
$30,660,333	Federal Home Loan Bank, 4.500%, due 10/02/06		$30,660,333

	Total U.S. Government Agency Obligations
	(Cost $30,660,333)		30,660,333

	Securities Lending CollateralCC: 20.8%
147,827,802	The Bank of New York Institutional Cash Reserves Fund		147,827,802

	Total Securities Lending Collateral
	(Cost $147,827,802)		147,827,802

	Total Short-Term Investments
	(Cost $178,488,135)		178,488,135

	Total Investments in Securities
	(Cost $850,466,352)*	122.5%	$872,382,133
	Other Assets and Liabilities — Net	(22.5)	(160,288,968)
	Net Assets	100.0%	$712,093,165

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $852,085,441.

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$44,469,039
	Gross Unrealized Depreciation	(24,172,347)
	Net Unrealized Appreciation	$20,296,692

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.3%

		Advertising: 0.2%
14,075	@, L	Interpublic Group of Cos., Inc.	$139,343
5,431		Omnicom Group	508,342
			647,685
		Aerospace/Defense: 2.0%
25,132		Boeing Co.	1,981,658
12,756		General Dynamics Corp.	914,223
4,019		Goodrich Corp.	162,850
3,890	L	L-3 Communications Holdings, Inc.	304,704
11,257		Lockheed Martin Corp.	968,777
10,890		Northrop Grumman Corp.	741,282
14,187		Raytheon Co.	681,118
5,418		Rockwell Collins, Inc.	297,123
31,976		United Technologies Corp.	2,025,680
			8,077,415
		Agriculture: 1.8%
66,182		Altria Group, Inc.	5,066,232
20,730		Archer-Daniels-Midland Co.	785,252
17,159		Monsanto Co.	806,645
5,422	L	Reynolds American, Inc.	336,001
5,086	L	UST, Inc.	278,865
			7,272,995
		Airlines: 0.1%
24,852		Southwest Airlines Co.	414,034
			414,034
		Apparel: 0.4%
11,565	@	Coach, Inc.	397,836
3,681		Jones Apparel Group, Inc.	119,412
3,263	L	Liz Claiborne, Inc.	128,921
6,055		Nike, Inc.	530,539
2,806		VF Corp.	204,698
			1,381,406
		Auto Manufacturers: 0.4%
59,468	L	Ford Motor Co.	481,096
17,881		General Motors Corp.	594,722
2,100	@	Navistar International Corp.	54,222
7,883	L	Paccar, Inc.	449,489
			1,579,529
		Auto Parts & Equipment: 0.1%
5,612	@, L	Goodyear Tire & Rubber Co.	81,374
6,182		Johnson Controls, Inc.	443,497
			524,871
		Banks: 6.7%
10,825	L	AmSouth Bancorp.	314,358
143,079		Bank of America Corp.	7,664,742
24,124		Bank of New York Co., Inc.	850,612
16,978		BB&T Corp.	743,297
5,129		Comerica, Inc.	291,943
5,895		Commerce Bancorp., Inc.	216,405

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
4,090	L	Compass Bancshares, Inc.	$233,048
17,639		Fifth Third Bancorp.	671,693
3,919		First Horizon National Corp.	148,961
7,512		Huntington Bancshares, Inc.	179,762
12,752		Keycorp	477,435
2,456	L	M&T Bank Corp.	294,622
8,041		Marshall & Ilsley Corp.	387,415
13,010		Mellon Financial Corp.	508,691
19,122	L	National City Corp.	699,865
15,218		North Fork Bancorp., Inc.	435,844
5,923		Northern Trust Corp.	346,081
9,308		PNC Financial Services Group, Inc.	674,272
14,374	L	Regions Financial Corp.	528,819
10,469		State Street Corp.	653,266
11,535		SunTrust Banks, Inc.	891,425
10,246		Synovus Financial Corp.	300,925
56,183		US Bancorp.	1,866,399
50,251		Wachovia Corp.	2,804,006
106,452		Wells Fargo & Co.	3,851,433
3,373		Zions Bancorp.	269,199
			26,304,518
		Beverages: 2.1%
24,300		Anheuser-Busch Cos., Inc.	1,154,493
2,485		Brown-Forman Corp.	190,475
64,427		Coca-Cola Co.	2,878,598
8,712		Coca-Cola Enterprises, Inc.	181,471
6,665	@	Constellation Brands, Inc.	191,819
1,443		Molson Coors Brewing Co.	99,423
4,297		Pepsi Bottling Group, Inc.	152,544
52,119		PepsiCo, Inc.	3,401,286
			8,250,109
		Biotechnology: 1.0%
37,009	@	Amgen, Inc.	2,647,254
10,865	@	Biogen Idec, Inc.	485,448
8,266	@	Genzyme Corp.	557,707
7,571	@, L	Medimmune, Inc.	221,149
1,699	@, L	Millipore Corp.	104,149
			4,015,707
		Building Materials: 0.2%
5,517		American Standard Cos., Inc.	231,548
12,584		Masco Corp.	345,053
3,050	L	Vulcan Materials Co.	238,663
			815,264
		Chemicals: 1.3%
6,965		Air Products & Chemicals, Inc.	462,267
1,999		Ashland, Inc.	127,496
30,328		Dow Chemical Co.	1,182,185
2,663		Eastman Chemical Co.	143,855
5,650		Ecolab, Inc.	241,933
29,143		EI DuPont de Nemours & Co.	1,248,486
3,576	@	Hercules, Inc.	56,394
2,493		International Flavors & Fragrances, Inc.	98,573
5,224		PPG Industries, Inc.	350,426
10,193		Praxair, Inc.	603,018
4,540		Rohm & Haas Co.	214,969
3,561	L	Sherwin-Williams Co.	198,633
2,097		Sigma-Aldrich Corp.	158,680
			5,086,915

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Coal: 0.0%
5,795		Consol Energy, Inc.	$183,875
			183,875
		Commercial Services: 0.6%
4,426	@, L	Apollo Group, Inc.	217,936
4,527	@	Convergys Corp.	93,483
4,006		Equifax, Inc.	147,060
10,168	L	H&R Block, Inc.	221,052
9,461		McKesson Corp.	498,784
7,489		Moody’s Corp.	489,631
10,700		Paychex, Inc.	394,295
5,499		Robert Half International, Inc.	186,801
6,837		RR Donnelley & Sons Co.	225,348
			2,474,390
		Computers: 3.6%
3,747	@	Affiliated Computer Services, Inc.	194,319
26,889	@	Apple Computer, Inc.	2,071,260
5,429	@	Computer Sciences Corp.	266,672
71,816	@	Dell, Inc.	1,640,277
16,365		Electronic Data Systems Corp.	401,270
72,662	@	EMC Corp.	870,491
86,589		Hewlett-Packard Co.	3,176,950
48,110		International Business Machines Corp.	3,942,133
3,171	@	Lexmark International, Inc.	182,840
5,696	@	NCR Corp.	224,878
11,776	@, L	Network Appliance, Inc.	435,830
6,195	@, L	Sandisk Corp.	331,680
110,944	@	Sun Microsystems, Inc.	551,392
10,759	@	Unisys Corp.	60,896
			14,350,888
		Cosmetics/Personal Care: 2.0%
2,461		Alberto-Culver Co.	124,502
14,153		Avon Products, Inc.	433,931
16,325		Colgate-Palmolive Co.	1,013,783
4,085	L	Estee Lauder Cos., Inc.	164,748
100,377		Procter & Gamble Co.	6,221,366
			7,958,330
		Distribution/Wholesale: 0.1%
5,417		Genuine Parts Co.	233,635
2,380		WW Grainger, Inc.	159,508
			393,143
		Diversified Financial Services: 8.3%
38,409		American Express Co.	2,153,977
7,708		Ameriprise Financial, Inc.	361,505
3,807		Bear Stearns Cos., Inc.	533,361
9,680	L	Capital One Financial Corp.	761,429
32,693		Charles Schwab Corp.	585,205
1,130		Chicago Mercantile Exchange Holdings, Inc.	540,423
6,285		CIT Group, Inc.	305,640
156,296		Citigroup, Inc.	7,763,222
19,351		Countrywide Financial Corp.	678,059
13,507	@	E*Trade Financial Corp.	323,087
30,602		Fannie Mae	1,710,958
2,764		Federated Investors, Inc.	93,451
5,269		Franklin Resources, Inc.	557,197

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
21,846		Freddie Mac	$1,449,045
13,648		Goldman Sachs Group, Inc.	2,308,832
6,532		Janus Capital Group, Inc.	128,811
109,746		JPMorgan Chase & Co.	5,153,672
4,145	L	Legg Mason, Inc.	418,065
16,982		Lehman Brothers Holdings, Inc.	1,254,291
28,024		Merrill Lynch & Co., Inc.	2,192,037
33,891		Morgan Stanley	2,470,993
12,963		SLM Corp.	673,817
8,275		T. Rowe Price Group, Inc.	395,959
			32,813,036
		Electric: 3.1%
20,913	@	AES Corp.	426,416
5,326	@	Allegheny Energy, Inc.	213,945
6,509	L	Ameren Corp.	343,610
12,458		American Electric Power Co., Inc.	453,097
10,061		Centerpoint Energy, Inc.	144,074
7,247	@, L	CMS Energy Corp.	104,647
7,790		Consolidated Edison, Inc.	359,898
5,682		Constellation Energy Group, Inc.	336,374
11,155		Dominion Resources, Inc.	853,246
5,619	L	DTE Energy Co.	233,245
39,613	L	Duke Energy Corp.	1,196,313
10,302		Edison International	428,975
6,586		Entergy Corp.	515,223
21,168	L	Exelon Corp.	1,281,511
10,426		FirstEnergy Corp.	582,396
12,786	L	FPL Group, Inc.	575,370
8,626		NiSource, Inc.	187,529
11,003		PG&E Corp	458,275
3,241		Pinnacle West Capital Corp.	146,007
12,043		PPL Corp.	396,215
8,011		Progress Energy, Inc.	363,539
7,960	L	Public Service Enterprise Group, Inc.	487,072
23,466	L	Southern Co.	808,638
6,571		TECO Energy, Inc.	102,836
14,588		TXU Corp.	912,042
12,837		Xcel Energy, Inc.	265,084
			12,175,577
		Electrical Components & Equipment: 0.3%
5,361	L	American Power Conversion Corp.	117,728
12,889		Emerson Electric Co.	1,080,872
4,470		Molex, Inc.	174,196
			1,372,796
		Electronics: 0.5%
12,922	@	Agilent Technologies, Inc.	422,420
5,763		Applera Corp. - Applied Biosystems Group	190,813
3,935	@, L	Fisher Scientific International, Inc.	307,874
5,735		Jabil Circuit, Inc.	163,849
4,119		PerkinElmer, Inc.	77,973
16,659	@	Sanmina-SCI Corp.	62,305
29,727	@, L	Solectron Corp.	96,910
8,204		Symbol Technologies, Inc.	121,911
2,679		Tektronix, Inc.	77,503
4,983	@, L	Thermo Electron Corp.	195,981
3,241	@	Waters Corp.	146,752
			1,864,291

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Engineering & Construction: 0.1%
2,769		Fluor Corp.	$212,908
			212,908
		Entertainment: 0.1%
10,730		International Game Technology	445,295
			445,295
		Environmental Control: 0.2%
7,932	@, L	Allied Waste Industries, Inc.	89,394
17,086		Waste Management, Inc.	626,714
			716,108
		Food: 1.4%
7,290		Campbell Soup Co.	266,085
16,151		ConAgra Foods, Inc.	395,376
4,220	@	Dean Foods Co.	177,324
11,152		General Mills, Inc.	631,203
5,554	L	Hershey Co.	296,861
10,481		HJ Heinz Co.	439,468
7,980		Kellogg Co.	395,170
22,842		Kroger Co.	528,564
4,168		McCormick & Co., Inc.	158,301
14,056		Safeway, Inc.	426,600
24,029		Sara Lee Corp.	386,146
6,633		Supervalu, Inc.	196,668
19,554		Sysco Corp.	654,081
8,020	L	Tyson Foods, Inc.	127,358
4,500	L	Whole Foods Market, Inc.	267,435
6,931		WM Wrigley Jr. Co.	319,242
			5,665,882
		Forest Products & Paper: 0.4%
14,372	L	International Paper Co.	497,702
3,538		Louisiana-Pacific Corp.	66,408
5,868		MeadWestvaco Corp.	155,561
5,665	L	Plum Creek Timber Co., Inc.	192,837
3,441		Temple-Inland, Inc.	137,984
7,785	L	Weyerhaeuser Co.	479,011
			1,529,503
		Gas: 0.2%
5,535		KeySpan Corp.	227,710
1,423		Nicor, Inc.	60,847
1,205	L	Peoples Energy Corp.	48,983
8,257		Sempra Energy	414,914
			752,454
		Hand/Machine Tools: 0.1%
2,342		Black & Decker Corp.	185,838
1,849		Snap-On, Inc.	82,373
2,557		Stanley Works	127,466
			395,677
		Healthcare — Products: 3.0%
1,720	L	Bausch & Lomb, Inc.	86,224
20,626		Baxter International, Inc.	937,658
7,737		Becton Dickinson & Co.	546,774
7,743	L	Biomet, Inc.	249,247
37,242	@	Boston Scientific Corp.	550,809
3,271		CR Bard, Inc.	245,325
92,470		Johnson & Johnson	6,005,002
36,338		Medtronic, Inc.	1,687,537

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Healthcare — Products (continued)
4,485	@, L	Patterson Cos., Inc.	$150,741
11,151	@	St. Jude Medical, Inc.	393,519
9,383		Stryker Corp.	465,303
7,673	@, L	Zimmer Holdings, Inc.	517,928
			11,836,067
		Healthcare — Services: 1.7%
17,314		Aetna, Inc.	684,769
5,025	@	Coventry Health Care, Inc.	258,888
13,396	L	HCA, Inc.	668,326
7,597	L	Health Management Associates, Inc.	158,777
5,218	@	Humana, Inc.	344,858
3,960	@	Laboratory Corp. of America Holdings	259,657
2,412		Manor Care, Inc.	126,099
5,111		Quest Diagnostics	312,589
14,903	@, L	Tenet Healthcare Corp.	121,310
42,584		UnitedHealth Group, Inc.	2,095,133
19,594	@	WellPoint, Inc.	1,509,718
			6,540,124
		Home Builders: 0.2%
3,747	L	Centex Corp.	197,167
8,615		D.R. Horton, Inc.	206,329
2,512		KB Home	110,026
4,375	L	Lennar Corp.	197,969
6,694	L	Pulte Homes, Inc.	213,271
			924,762
		Home Furnishings: 0.1%
2,060		Harman International Industries, Inc.	171,886
2,506	L	Whirlpool Corp.	210,780
			382,666
		Household Products/Wares: 0.5%
2,983		Avery Dennison Corp.	179,487
4,777		Clorox Co.	300,951
4,778		Fortune Brands, Inc.	358,876
14,487		Kimberly-Clark Corp.	946,870
			1,786,184
		Housewares: 0.1%
8,753		Newell Rubbermaid, Inc.	247,885
			247,885
		Insurance: 4.8%
10,281	@@	ACE Ltd.	562,679
15,691		Aflac, Inc.	718,020
19,903		Allstate Corp.	1,248,515
3,351		AMBAC Financial Group, Inc.	277,295
82,156		American International Group, Inc.	5,443,657
9,942		AON Corp.	336,736
12,987		Chubb Corp.	674,805
3,506		Cigna Corp.	407,818
5,479		Cincinnati Financial Corp.	263,321
14,385		Genworth Financial, Inc.	503,619
9,619		Hartford Financial Services Group, Inc.	834,448
9,079		Lincoln National Corp.	563,624
14,451		Loews Corp.	547,693
17,398		Marsh & McLennan Cos., Inc.	489,754
4,259		MBIA, Inc.	261,673
24,006	L	Metlife, Inc.	1,360,660
2,672	L	MGIC Investment Corp.	160,240

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Insurance (continued)
8,516	L	Principal Financial Group	$462,248
24,416		Progressive Corp.	599,169
15,333		Prudential Financial, Inc.	1,169,141
3,679		Safeco Corp.	216,803
21,843		St. Paul Travelers Cos., Inc.	1,024,218
3,129		Torchmark Corp.	197,471
10,827	L	UnumProvident Corp.	209,936
5,699	@@, L	XL Capital Ltd.	391,521
			18,925,064
		Internet: 1.5%
9,935	@, L	Amazon.com, Inc.	319,112
37,142	@, L	eBay, Inc.	1,053,347
6,740	@	Google, Inc.	2,708,806
4,150	@	Monster Worldwide, Inc.	150,189
31,275	@, L	Symantec Corp.	665,532
7,750	@, L	VeriSign, Inc.	156,550
39,298	@, L	Yahoo!, Inc.	993,453
			6,046,989
		Iron/Steel: 0.2%
3,180		Allegheny Technologies, Inc.	197,764
9,747		Nucor Corp.	482,379
3,891		United States Steel Corp.	224,433
			904,576
		Leisure Time: 0.3%
2,930	L	Brunswick Corp.	91,387
14,165		Carnival Corp.	666,180
8,290		Harley-Davidson, Inc.	520,198
4,181		Sabre Holdings Corp.	97,794
			1,375,559
		Lodging: 0.4%
5,877	L	Harrah’s Entertainment, Inc.	390,409
12,197		Hilton Hotels Corp.	339,686
10,762		Marriott International, Inc.	415,844
6,884		Starwood Hotels & Resorts Worldwide, Inc.	393,696
6,334	@	Wyndham Worldwide Corp.	177,162
			1,716,797
		Machinery — Construction & Mining: 0.3%
20,730		Caterpillar, Inc.	1,364,034
			1,364,034
		Machinery — Diversified: 0.3%
1,661	L	Cummins, Inc.	198,041
7,309		Deere & Co.	613,298
5,562		Rockwell Automation, Inc.	323,152
			1,134,491
		Media: 3.1%
24,680		CBS Corp. - Class B	695,236
15,692		Clear Channel Communications, Inc.	452,714
66,162	@, L	Comcast Corp.	2,438,070
1,912	L	Dow Jones & Co., Inc.	64,128
2,635		EW Scripps Co.	126,296
7,473	L	Gannett Co., Inc.	424,691
11,127		McGraw-Hill Cos., Inc.	645,700
1,233		Meredith Corp.	60,824
4,664	L	New York Times Co.	107,179
73,870		News Corp., Inc.	1,451,546

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media (continued)
128,573		Time Warner, Inc.	$2,343,886
6,028	L	Tribune Co.	197,236
7,929	@, L	Univision Communications, Inc.	272,282
22,430	@	Viacom Inc. - Class B	833,947
66,079		Walt Disney Co.	2,042,502
			12,156,237
		Mining: 0.6%
27,408		Alcoa, Inc.	768,520
6,163	L	Freeport-McMoRan Copper & Gold, Inc.	328,241
14,218		Newmont Mining Corp.	607,820
6,448		Phelps Dodge Corp.	546,146
			2,250,727
		Miscellaneous Manufacturing: 5.0%
23,812		3M Co.	1,772,089
2,895	@	Cooper Industries Ltd.	246,712
7,483		Danaher Corp.	513,858
6,433		Dover Corp.	305,182
9,080	L	Eastman Kodak Co.	203,392
4,745		Eaton Corp.	326,693
326,360	S	General Electric Co.	11,520,508
25,892		Honeywell International, Inc.	1,058,983
13,286		Illinois Tool Works, Inc.	596,541
10,170	@@	Ingersoll-Rand Co.	386,257
5,838		ITT Corp.	299,314
5,711		Leggett & Platt, Inc.	142,946
3,952	L	Pall Corp.	121,761
3,800		Parker Hannifin Corp.	295,374
3,992		Textron, Inc.	349,300
63,693	@@	Tyco International Ltd.	1,782,767
			19,921,677
		Office/Business Equipment: 0.2%
7,004		Pitney Bowes, Inc.	310,767
30,927	@, L	Xerox Corp.	481,224
			791,991
		Oil & Gas: 7.4%
14,528		Anadarko Petroleum Corp.	636,762
10,411		Apache Corp.	657,975
11,965		Chesapeake Energy Corp.	346,746
69,485		Chevron Corp.	4,506,797
52,094		ConocoPhillips	3,101,156
13,944		Devon Energy Corp.	880,564
7,672		EOG Resources, Inc.	499,064
187,945	S	ExxonMobil Corp.	12,611,110
7,625	L	Hess Corp.	315,828
11,322		Marathon Oil Corp.	870,662
5,905		Murphy Oil Corp.	280,783
9,992	@, @@, L	Nabors Industries Ltd.	297,262
4,336	@, L	Noble Corp.	278,284
27,239		Occidental Petroleum Corp.	1,310,468
3,572		Rowan Cos., Inc.	112,982
4,123		Sunoco, Inc.	256,409
9,959	@	Transocean, Inc.	729,298
19,376		Valero Energy Corp.	997,283
11,561		XTO Energy, Inc.	487,065
			29,176,498
		Oil & Gas Services: 1.3%
10,400		Baker Hughes, Inc.	709,280

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas Services (continued)
9,460		BJ Services Co.	$285,030
32,597		Halliburton Co.	927,385
5,545	@	National Oilwell Varco, Inc.	324,660
37,432		Schlumberger Ltd.	2,321,907
10,940	@	Weatherford International Ltd.	456,417
			5,024,679
		Packaging & Containers: 0.1%
3,296	L	Ball Corp.	133,323
3,426	L	Bemis Co.	112,578
4,361	@	Pactiv Corp.	123,940
2,650	L	Sealed Air Corp.	143,418
			513,259
		Pharmaceuticals: 6.0%
48,298		Abbott Laboratories	2,345,351
4,766		Allergan, Inc.	536,699
6,372	L	AmerisourceBergen Corp.	288,014
3,360	@	Barr Pharmaceuticals, Inc.	174,518
62,168		Bristol-Myers Squibb Co.	1,549,227
12,822		Cardinal Health, Inc.	842,918
13,496		Caremark Rx, Inc.	764,818
31,093		Eli Lilly & Co.	1,772,301
4,353	@	Express Scripts, Inc.	328,608
10,054	@	Forest Laboratories, Inc.	508,833
14,445	@, L	Gilead Sciences, Inc.	992,372
4,966	@	Hospira, Inc.	190,049
7,699	@	King Pharmaceuticals, Inc.	131,114
9,294	@	Medco Health Solutions, Inc.	558,662
68,797		Merck & Co., Inc.	2,882,594
6,663		Mylan Laboratories	134,126
230,512		Pfizer, Inc.	6,537,320
46,830		Schering-Plough Corp.	1,034,475
3,328	@, L	Watson Pharmaceuticals, Inc.	87,094
42,541		Wyeth	2,162,784
			23,821,877
		Pipelines: 0.3%
11,224	@	Dynegy, Inc.	62,181
22,004	L	El Paso Corp.	300,135
3,425		Kinder Morgan, Inc.	359,111
18,836	L	Williams Cos., Inc.	449,615
			1,171,042
		Real Estate: 0.1%
14,220	@	Realogy Corp.	322,510
			322,510
		Real Estate Investment Trusts: 1.0%
3,077		Apartment Investment & Management Co.	167,420
6,775		Archstone-Smith Trust	368,831
3,615		Boston Properties, Inc.	373,574
11,067		Equity Office Properties Trust	440,024
9,197		Equity Residential	465,184
6,925		Kimco Realty Corp.	296,875
7,750		Prologis	442,215
3,835	L	Public Storage, Inc.	329,772
6,991	L	Simon Property Group, Inc.	633,524
3,895	L	Vornado Realty Trust	424,555
			3,941,974

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail: 5.6%
4,780	@, L	Autonation, Inc.	$99,902
1,667	@, L	Autozone, Inc.	172,201
8,924	@, L	Bed Bath & Beyond, Inc.	341,432
12,855		Best Buy Co., Inc.	688,514
3,612	@, L	Big Lots, Inc.	71,554
4,460		Circuit City Stores, Inc.	111,991
14,795	L	Costco Wholesale Corp.	735,016
25,968		CVS Corp.	834,092
4,619		Darden Restaurants, Inc.	196,169
2,012		Dillard’s, Inc.	65,853
9,863		Dollar General Corp.	134,433
4,793	L	Family Dollar Stores, Inc.	140,147
17,184		Federated Department Stores, Inc.	742,521
17,027		Gap, Inc.	322,662
65,253		Home Depot, Inc.	2,366,726
7,087		JC Penney Co., Inc.	484,680
10,353	@	Kohl’s Corp.	672,117
10,738		Limited Brands, Inc.	284,450
48,302		Lowe’s Cos., Inc.	1,355,354
38,771		McDonald’s Corp.	1,516,722
7,219		Nordstrom, Inc.	305,364
8,954	@	Office Depot, Inc.	355,474
2,234		OfficeMax, Inc.	91,013
4,343		RadioShack Corp.	83,820
2,632	@	Sears Holding Corp.	416,093
22,969		Staples, Inc.	558,836
23,901	@, L	Starbucks Corp.	813,829
27,149	L	Target Corp.	1,499,982
4,368		Tiffany & Co.	145,018
14,210		TJX Cos., Inc.	398,306
77,763		Wal-Mart Stores, Inc.	3,835,271
31,867		Walgreen Co.	1,414,576
3,772		Wendy’s International, Inc.	252,724
8,560		Yum! Brands, Inc.	445,548
			21,952,390
		Savings & Loans: 0.6%
8,406		Golden West Financial Corp.	649,364
11,338	L	Sovereign Bancorp., Inc.	243,880
30,458	L	Washington Mutual, Inc.	1,324,009
			2,217,253
		Semiconductors: 2.7%
15,362	@	Advanced Micro Devices, Inc.	381,746
11,360	@, L	Altera Corp.	208,797
11,156		Analog Devices, Inc.	327,875
43,893	L	Applied Materials, Inc.	778,223
14,986	@, L	Broadcom Corp.	454,675
13,420	@	Freescale Semiconductor, Inc.	510,094
182,347		Intel Corp.	3,750,878
6,294		KLA-Tencor Corp	279,894
9,526	L	Linear Technology Corp.	296,449
12,865	@	LSI Logic Corp.	105,750
10,140		Maxim Integrated Products	284,630
23,075	@, L	Micron Technology, Inc.	401,505
9,412		National Semiconductor Corp.	221,464
3,899	@, L	Novellus Systems, Inc.	107,846
11,147	@, L	Nvidia Corp.	329,840
6,909	@, L	PMC - Sierra, Inc.	41,039
5,234	@	QLogic Corp.	98,923
6,507	@, L	Teradyne, Inc.	85,632
48,450		Texas Instruments, Inc.	1,610,963

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Semiconductors (continued)
10,747		Xilinx, Inc.	$235,897
			10,512,120
		Software: 3.7%
18,311	@	Adobe Systems, Inc.	685,747
7,452	@	Autodesk, Inc.	259,181
17,566		Automatic Data Processing, Inc.	831,574
6,478	@	BMC Software, Inc.	176,331
12,984		CA, Inc.	307,591
5,811	@, L	Citrix Systems, Inc.	210,416
12,326	@	Compuware Corp.	96,020
9,693	@, L	Electronic Arts, Inc.	539,706
24,191		First Data Corp.	1,016,022
5,508	@, L	Fiserv, Inc.	259,372
6,544		IMS Health, Inc.	174,332
10,801	@	Intuit, Inc.	346,604
273,057		Microsoft Corp.	7,462,648
11,090	@	Novell, Inc.	67,871
127,394	@	Oracle Corp.	2,259,970
3,444	@	Parametric Technology Corp.	60,132
			14,753,517
		Telecommunications: 6.1%
3,691	@, L	ADC Telecommunications, Inc.	55,365
12,269		Alltel Corp.	680,930
5,122	@	Andrew Corp.	47,276
122,794	L	AT&T, Inc.	3,998,173
14,447	@, L	Avaya, Inc.	165,274
57,446		BellSouth Corp.	2,455,817
3,780	L	CenturyTel, Inc.	149,953
2,604	@	Ciena Corp.	70,959
192,993	@	Cisco Systems, Inc.	4,438,839
10,145		Citizens Communications Co.	142,436
6,573	@	Comverse Technology, Inc.	140,925
49,311	@	Corning, Inc.	1,203,682
4,717		Embarq Corp.	228,161
55,046	@, L	JDS Uniphase Corp.	120,551
17,885	@, L	Juniper Networks, Inc.	309,053
141,693	@	Lucent Technologies, Inc.	331,562
77,455		Motorola, Inc.	1,936,375
52,222		Qualcomm, Inc.	1,898,270
50,942	@, L	Qwest Communications International, Inc.	444,214
94,444		Sprint Nextel Corp.	1,619,715
14,155	@	Tellabs, Inc.	155,139
91,641		Verizon Communications, Inc.	3,402,630
14,990		Windstream Corp.	197,718
			24,193,017
		Textiles: 0.0%
4,316		Cintas Corp.	176,222
			176,222
		Toys/Games/Hobbies: 0.1%
5,173		Hasbro, Inc.	117,686
11,950		Mattel, Inc.	235,415
			353,101
		Transportation: 1.6%
11,443		Burlington Northern Santa Fe Corp.	840,374
14,022		CSX Corp.	460,342
9,685		FedEx Corp.	1,052,566
13,084		Norfolk Southern Corp.	576,350

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Transportation (continued)
2,037		Ryder System, Inc.		$105,272
8,514		Union Pacific Corp.		749,232
34,176	L	United Parcel Service, Inc.		2,458,610
				6,242,746
		Total Common Stock
		(Cost $326,511,951)		380,352,636

Principal Amount				Value

SHORT-TERM INVESTMENTS: 14.3%

		Repurchase Agreement: 3.5%
$13,938,000		Morgan Stanley Repurchase Agreement dated, 09/29/06, 5.300%, due 10/02/06 $13,944,156 to be received upon repurchase (Collateralized by $14,490,000 Federal National Mortgage Association, 3.875%, Market Value plus accrued interest $14,333,729, due 07/15/08)		$13,938,000

		Total Repurchase Agreement
		(Cost $13,938,000)		13,938,000

		Securities Lending CollateralCC: 10.8%
42,474,264		The Bank of New York Institutional Cash Reserves Fund		42,474,264

		Total Securities Lending Collateral
		(Cost $42,474,264)		42,474,264

		Total Short-Term Investments
		(Cost $56,412,264)		56,412,264

		Total Investments in Securities
		(Cost $382,924,215)*	110.5%	$436,764,900
		Other Assets and Liabilities — Net	(10.5)	(41,526,967)
		Net Assets	100.0%	$395,237,933

	@	Non-income producing security
	@@	Foreign Issuer
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	*	Cost for federal income tax purposes is $383,093,546.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$69,852,774
		Gross Unrealized Depreciation		(16,181,420)
		Net Unrealized Appreciation		$53,671,354

ING Stock Index Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
S&P 500	43	$14,463,050	12/14/06	$150,575
				$150,575

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 94.9%

		Bermuda: 4.9%
145,000		Accenture Ltd.	$4,597,950
70,000		ACE Ltd.	3,831,100
315,000	L	Tyco International Ltd.	8,816,850
60,000	L	XL Capital Ltd.	4,122,000
			21,367,900
		Canada: 0.9%
90,000		BCE, Inc.	2,441,333
150,000	L	Quebecor World, Inc.	1,563,409
			4,004,742
		Finland: 2.1%
290,000		Stora Enso OYJ	4,386,492
200,000		UPM-Kymmene OYJ	4,741,335
			9,127,827
		France: 3.9%
50,000		Accor SA	3,403,042
200,000		France Telecom SA	4,599,917
80,000		Peugeot SA	4,510,377
50,005		Sanofi-Aventis	4,445,683
			16,959,019
		Germany: 5.6%
130,000		Bayerische Motoren Werke AG	6,958,733
114,800		Deutsche Post AG	3,008,856
103,500	@	Infineon Technologies AG	1,225,421
28,000		Muenchener Rueckversicherungs AG	4,420,045
100,000		Siemens AG	8,702,469
			24,315,524
		Hong Kong: 1.0%
200,000		Cheung Kong Holdings Ltd.	2,144,913
200,000		Swire Pacific Ltd.	2,087,827
			4,232,740
		Italy: 2.1%
140,000	L	ENI S.p.A.	4,159,883
600,000		UniCredito Italiano S.p.A.	4,979,364
			9,139,247
		Japan: 5.9%
136,000	L	Fuji Photo Film Co., Ltd.	4,958,893
400,000		Hitachi Ltd.	2,329,634
400,000	@	Konica Minolta Holdings, Inc.	5,363,142
400		Mitsubishi UFJ Financial Group, Inc.	5,147,090
8,000		Nintendo Co., Ltd.	1,649,519
120,000		Nomura Holdings, Inc.	2,112,628
40,000	L	Sony Corp.	1,615,443
35,000		Takeda Pharmaceutical Co., Ltd.	2,186,948
			25,363,297
		Mexico: 0.5%
80,000	L	Telefonos de Mexico SA de CV ADR	2,046,400
			2,046,400

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Netherlands: 5.1%
140,000		Koninklijke Philips Electronics NV	$4,900,189
400,000		Reed Elsevier NV	6,669,591
180,000		Royal Dutch Shell PLC - Class B	6,123,332
180,000		Unilever NV	4,425,284
			22,118,396
		Norway: 0.5%
138,285		Norske Skogindustrier ASA	2,076,939
			2,076,939
		South Africa: 0.6%
200,000	L	Sappi Ltd.	2,570,460
			2,570,460
		South Korea: 1.6%
54,000		Kookmin Bank	4,229,068
4,000		Samsung Electronics Co., Ltd.	2,804,274
			7,033,342
		Spain: 1.6%
150,000		Banco Santander Central Hispano SA	2,368,888
150,000		Repsol YPF SA	4,459,029
			6,827,917
		Switzerland: 4.9%
17,500		Nestle SA	6,097,842
70,000		Novartis AG	4,084,025
79,411		Swiss Reinsurance	6,070,092
80,000		UBS AG	4,782,133
			21,034,092
		Taiwan: 0.6%
257,497	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,471,971
			2,471,971
		United Kingdom: 15.4%
300,000		Aviva PLC	4,395,456
610,000		BP PLC	6,668,714
400,000		British Sky Broadcasting PLC	4,084,387
1,300,000		Compass Group PLC	6,531,421
260,000		GlaxoSmithKline PLC	6,914,659
240,000		HSBC Holdings PLC	4,380,758
350,000		National Grid PLC	4,370,740
300,000		Pearson PLC	4,267,510
1,350,000		Rentokil Initial PLC	3,700,214
815	@	Rolls-Royce Group PLC	6,907
220,000		Royal Bank of Scotland Group PLC	7,569,758
300,400	@	Standard Life PLC	1,522,839
2,843,750		Vodafone Group PLC	6,495,644
140,000	L	Willis Group Holdings Ltd.	5,320,000
			66,229,007
		United States: 37.7%
120,000		Abbott Laboratories	5,827,200
100,000		American International Group, Inc.	6,626,000
7,800	L	American Standard Cos., Inc.	327,366
160,000		Bank of New York Co., Inc.	5,641,600
352,400	@	Boston Scientific Corp.	5,211,996
175,000		Bristol-Myers Squibb Co.	4,361,000

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		United States (continued)
130,000	@, L	Cadence Design Systems, Inc.		$2,204,800
180,000	@	CBS Corp. - Class B		6,692,400
150,000	@, L	Comcast Corp.		5,527,500
350,000	@, L	DIRECTV Group, Inc.		6,888,000
120,000	L	DTE Energy Co.		4,981,200
200,000	L	Eastman Kodak Co.		4,480,000
400,000	L	El Paso Corp.		5,456,000
200,000		Electronic Data Systems Corp.		4,904,000
140,000	@, L	Expedia, Inc.		2,195,200
160,000		General Electric Co.		5,648,000
200,000	L	H&R Block, Inc.		4,348,000
80,000	L	HCA, Inc.		3,991,200
120,000	L	International Paper Co.		4,155,600
600,000	@, L	Interpublic Group of Cos., Inc.		5,940,000
220,000		Merck & Co., Inc.		9,218,000
340,000		Microsoft Corp.		9,292,200
500,000		News Corp., Inc.		9,825,000
362,830	@	Oracle Corp.		6,436,604
270,000		Pfizer, Inc.		7,657,200
90,000		Raytheon Co.		4,320,900
220,000	@, L	Seagate Technology, Inc.		5,079,800
450,000	@, L	Tenet Healthcare Corp.		3,663,000
334,900		Time Warner, Inc.		6,105,228
85,000		Torchmark Corp.		5,364,350
				162,369,344

		Total Common Stock
		(Cost $366,663,552)		409,288,164

Principal Amount				Value

SHORT-TERM INVESTMENTS: 22.6%

		U.S. Government Agency Obligations: 5.0%
$21,475,000		Federal Home Loan Bank, 4.750%, due 10/02/06		$21,469,333

		Total U.S. Government Agency Obligations
		(Cost $21,469,333)		21,469,333

		Securities Lending CollateralCC: 17.6%
75,801,179		The Bank of New York Institutional Cash Reserve Fund		75,801,179

		Total Securities Lending Collateral
		(Cost $75,801,179)		75,801,179

		Total Short-Term Investments
		(Cost $97,270,512)		97,270,512

		Total Investments in Securities
		(Cost $463,934,064)*	117.5%	$506,558,676
		Other Assets and Liabilities — Net	(17.5)	(75,530,349)
		Net Assets	100.0%	$431,028,327

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	*	Cost for federal income tax purposes is $464,125,982.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$48,358,027
		Gross Unrealized Depreciation		(5,925,333)
		Net Unrealized Appreciation		$42,432,694

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	2.4%
Auto Manufacturers	2.6
Banks	8.0
Building Materials	0.1
Commercial Services	3.3
Computers	2.8
Diversified Financial Services	1.6
Electric	2.2
Electrical Components & Equipment	0.5
Electronics	1.1
Federal Home Loan Bank	5.0
Food	2.4
Food Service	1.5
Forest Products & Paper	4.1
Healthcare - Products	1.2
Healthcare - Services	1.8
Holding Companies - Diversified	0.5
Home Furnishings	0.4
Insurance	9.7
Internet	0.5
Lodging	0.8
Media	11.6
Miscellaneous Manufacturing	8.8
Oil & Gas	5.0
Pharmaceuticals	10.4
Pipelines	1.3
Real Estate	0.5
Semiconductors	1.5
Software	3.6
Telecommunications	3.6
Toys/Games/Hobbies	0.4
Transportation	0.7
Securities Lending Collateral	17.6
Other Assets and Liablities - Net	(17.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 61.4%

		Banks: 2.5%
490,000	@@	Royal Bank of Scotland Group PLC	$16,859,917
356,900		SunTrust Banks, Inc.	27,581,232
885,000		US Bancorp.	29,399,700
			73,840,849
		Beverages: 1.9%
310,000		Anheuser-Busch Cos., Inc.	14,728,100
940,000		Coca-Cola Co.	41,999,200
			56,727,300
		Building Materials: 0.2%
145,800	L	American Standard Cos., Inc.	6,119,226
			6,119,226
		Chemicals: 1.9%
830,923	L	Chemtura Corp.	7,204,102
982,000	L	EI DuPont de Nemours & Co.	42,068,880
64,600	@@	Potash Corp. of Saskatchewan	6,730,674
			56,003,656
		Commercial Services: 1.1%
857,800	L	H&R Block, Inc.	18,648,572
1,184,500	L	ServiceMaster Co.	13,278,245
			31,926,817
		Diversified Financial Services: 3.0%
535,000		Ameriprise Financial, Inc.	25,091,500
675,000		JPMorgan Chase & Co.	31,698,000
287,700	L	Legg Mason, Inc.	29,017,422
			85,806,922
		Electric: 2.3%
355,000	L	Entergy Corp.	27,771,650
322,600		Pinnacle West Capital Corp.	14,533,130
710,000		PPL Corp.	23,359,000
			65,663,780
		Food: 0.9%
475,000		General Mills, Inc.	26,885,000
			26,885,000
		Forest Products & Paper: 1.9%
539,900	L	Bowater, Inc.	11,105,743
995,000	L	International Paper Co.	34,456,850
250,988	L	Potlatch Corp.	9,311,655
			54,874,248
		Healthcare — Products: 1.2%
449,100		Baxter International, Inc.	20,416,086
1,031,400	@	Boston Scientific Corp.	15,254,406
			35,670,492
		Home Builders: 0.6%
336,600	L	Centex Corp.	17,711,892
			17,711,892

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Household Products/Wares: 0.4%
143,000	L	Fortune Brands, Inc.	$10,740,730
			10,740,730
		Housewares: 0.9%
897,000	L	Newell Rubbermaid, Inc.	25,403,040
			25,403,040
		Insurance: 8.8%
875,000		American International Group, Inc.	57,977,500
71,500		Cigna Corp.	8,316,880
822,000		Genworth Financial, Inc.	28,778,220
355,500	L	Hartford Financial Services Group, Inc.	30,839,625
2,546,600		Marsh & McLennan Cos., Inc.	71,686,790
216,100	L	Prudential Financial, Inc.	16,477,625
40,800	@	White Mountains Insurance Group Ltd.	20,275,968
325,000	@@, L	XL Capital Ltd.	22,327,500
			256,680,108
		Media: 4.3%
553,900	@, L	Comcast Corp.	20,411,215
549,343	@, L	EchoStar Communications Corp.	17,985,490
121,500	@	Liberty Media Holding Corp.	10,153,755
842,000	@	Liberty Media Holding Corp. - Interactive	17,159,960
278,000		Meredith Corp.	13,713,740
461,000	L	New York Times Co.	10,593,780
1,736,000		Time Warner, Inc.	31,647,280
5,616		Washington Post	4,138,992
			125,804,212
		Mining: 1.7%
576,000	L	Alcoa, Inc.	16,151,040
469,800	L	Newmont Mining Corp.	20,083,950
189,618	@@, L	Teck Cominco Ltd.	11,849,229
			48,084,219
		Miscellaneous Manufacturing: 5.9%
1,655,000		General Electric Co.	58,421,500
976,000		Honeywell International, Inc.	39,918,400
2,574,100	@@, L	Tyco International Ltd.	72,049,059
			170,388,959
		Oil & Gas: 3.4%
167,820		Chevron Corp.	10,884,805
314,200	@	CNX Gas Corp.	7,280,014
1,307,000	L	Murphy Oil Corp.	62,147,850
281,900	@@, L	Total SA ADR	18,588,486
			98,901,155
		Oil & Gas Services: 0.4%
188,000	L	Baker Hughes, Inc.	12,821,600
			12,821,600
		Pharmaceuticals: 4.7%
308,000		Cardinal Health, Inc.	20,247,920
708,900		Merck & Co., Inc.	29,702,910
1,400,000		Pfizer, Inc.	39,704,000
919,000	L	Wyeth	46,721,960
			136,376,790
		Retail: 1.9%
407,700		CVS Corp.	13,095,324

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
994,000		Home Depot, Inc.	$36,052,380
170,400	L	TJX Cos., Inc.	4,776,312
			53,924,016
		Semiconductors: 1.9%
2,723,000		Intel Corp.	56,012,110
			56,012,110
		Software: 4.1%
816,000		First Data Corp.	34,272,000
3,098,000		Microsoft Corp.	84,668,340
			118,940,340
		Telecommunications: 4.8%
940,000	L	AT&T, Inc.	30,606,400
475,000		BellSouth Corp.	20,306,250
1,435,000	@, L	Juniper Networks, Inc.	24,796,800
1,602,000	L	Sprint Nextel Corp.	27,474,300
185,200	@@	TELUS Corp.	10,414,274
672,200		Verizon Communications, Inc.	24,958,786
			138,556,810
		Toys/Games/Hobbies: 0.7%
859,100	L	Hasbro, Inc.	19,544,525
			19,544,525
		Total Common Stock
		(Cost $1,546,968,110)	1,783,408,796

PREFERRED STOCK: 6.2%

		Auto Manufacturers: 2.1%
2,515,300	P	General Motors Corp.	62,228,522
			62,228,522
		Diversified Financial Services: 0.9%
351,200	#, I	Affiliated Managers Group, Inc.	18,262,400
257,800		E*Trade Financial Corp.	8,022,736
			26,285,136
		Electric: 0.4%
8,600	#, P, I	NRG Energy, Inc.	10,750,000
			10,750,000
		Federal National Mortgage Association: 0.6%
164	P	Fannie Mae	15,829,690
			15,829,690
		Housewares: 1.0%
604,300	P	Newell Financial Trust I	27,797,800
			27,797,800
		Insurance: 1.1%
222,300	@@	Aspen Insurance Holdings Ltd.	11,642,963
326,000		Genworth Financial, Inc.	12,322,800
320,000	@@	IPC Holdings Ltd.	9,280,000
			33,245,763
		Packaging & Containers: 0.1%
120,000	P	Owens-Illinois, Inc.	4,206,000
			4,206,000
		Total Preferred Stock
		(Cost $161,214,835)	180,342,911

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

CONVERTIBLE BONDS: 9.8%

		Advertising: 0.3%
$7,900,000	L	Lamar Advertising Co., 2.875%, due 12/31/10	$9,381,250
			9,381,250
		Biotechnology: 0.7%
16,580,000	#, I, L	Amgen, Inc., 0.375%, due 02/01/13	16,849,425
2,377,000		Invitrogen Corp., 3.250%, due 06/15/25	2,305,690
			19,155,115
		Chemicals: 0.2%
6,167,000		Hercules, Inc., 6.500%, due 06/30/29	5,026,105
			5,026,105
		Food: 0.8%
30,070,000		General Mills, Inc., 1.880%, due 10/28/22	22,289,388
			22,289,388
		Healthcare — Services: 0.4%
11,687,000		LifePoint Hospitals, Inc., 3.250%, due 08/15/25	10,635,170
			10,635,170
		Insurance: 0.3%
3,823,000	L	American International Group, Inc., 1.400%, due 11/09/31	2,695,215
7,828,000		USF&G Corp., 5.160%, due 03/03/09	6,917,995
			9,613,210
		Internet: 0.4%
11,482,000	L	Amazon.com, Inc., 4.750%, due 02/01/09	11,209,303
			11,209,303
		Media: 1.6%
19,303,000	L	EchoStar Communications Corp., 5.750%, due 05/15/08	19,447,773
35,190,000	L	Liberty Media Corp., 3.250%, due 03/15/31	28,459,913
			47,907,686
		Miscellaneous Manufacturing: 0.3%
7,645,000	@@, L	Tyco International Group SA, 3.125%, due 01/15/23	10,100,956
			10,100,956
		Oil & Gas Services: 1.0%
6,843,000	@@, L	Schlumberger Ltd., 1.500%, due 06/01/23	11,864,051
9,954,000	@@	Schlumberger Ltd., 2.125%, due 06/01/23	16,200,135
			28,064,186
		Pharmaceuticals: 0.9%
29,450,000	@@, #, I, L	Roche Holdings, Inc., 0.530%, due 07/25/21	27,229,470
			27,229,470
		Real Estate Investment Trusts: 0.4%
9,795,000	#, I, L	United Dominion Realty Trust, Inc., 4.000%, due 12/15/35	11,129,569
			11,129,569
		Retail: 0.5%
16,320,000	L	TJX Cos., Inc., 0.450%, due 02/13/21	15,300,000
			15,300,000

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

		Telecommunications: 2.0%
$3,800,000		Crown Castle International Corp., 4.000%, due 07/15/10		$12,573,250
6,500,000	L	Lucent Technologies, Inc., 2.750%, due 06/15/23		6,459,372
25,872,000	L	Lucent Technologies, Inc., 2.750%, due 06/15/25		25,936,680
12,800,000		Lucent Technologies, Inc., 8.000%, due 08/01/31		12,912,000
				57,881,302
		Total Convertible Bonds
		(Cost $252,844,097)		284,922,710

CORPORATE BONDS/NOTES: 2.5%

		Diversified Financial Services: 0.5%
15,000,000		General Motors Acceptance Corp., 6.750%, due 12/01/14		14,666,415
				14,666,415
		Electric: 0.1%
3,875,000		TECO Energy, Inc., 7.000%, due 05/01/12		4,030,000
				4,030,000
		Pharmaceuticals: 0.5%
13,995,000	L	Valeant Pharmaceuticals International, 4.000%, due 11/15/13		13,207,781
				13,207,781
		Pipelines: 0.2%
6,525,000		Williams Cos., Inc., 8.125%, due 03/15/12		6,998,063
				6,998,063
		Telecommunications: 1.2%
32,175,000		Nextel Communications, Inc., 7.375%, due 08/01/15		33,229,664
				33,229,664
		Total Corporate Bonds/Notes
		(Cost $69,228,694)		72,131,923

U.S. TREASURY OBLIGATIONS: 1.9%

		U.S. Treasury Notes: 1.9%
27,520,000	L	4.875%, due 05/31/08		27,580,214
27,520,000	L	4.875%, due 05/15/09		27,687,707

		Total U.S. Treasury Obligations
		(Cost $54,956,150)		55,267,921

		Total Long-Term Investments
		(Cost $2,085,211,886)		2,376,074,261

SHORT-TERM INVESTMENTS: 30.2%

		Money Markets: 16.6%
481,395,723		T. Rowe Price Reserve Investment Fund, 5.290%		481,395,723

		Total Money Markets
		(Cost $481,395,723)		481,395,723

		Securities Lending CollateralCC: 13.6%
396,245,438		The Bank of New York Institutional Cash Reserve Fund		396,245,438

		Total Securities Lending Collateral
		(Cost $396,245,438)		396,245,438

		Total Short-Term Investments
		(Cost $877,641,161)		877,641,161

		Total Investments in Securities
		(Cost $2,962,853,047)*	112.0%	$3,253,715,422
		Other Assets and Liabilities — Net	(12.0)	(349,398,759)
		Net Assets	100.0%	$2,904,316,663

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2006 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $2,962,972,138.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$326,120,179
	Gross Unrealized Depreciation	(35,376,895)
	Net Unrealized Appreciation	$290,743,284

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.1%

		Aerospace/Defense: 0.8%
210,100		Raytheon Co.	$10,086,901
			10,086,901
		Agriculture: 0.5%
117,400		UST, Inc.	6,437,042
			6,437,042
		Auto Manufacturers: 0.2%
371,200	L	Ford Motor Co.	3,003,008
			3,003,008
		Banks: 5.8%
202,138		Bank of America Corp.	10,828,533
368,000		Fifth Third Bancorp.	14,013,440
381,000		Mellon Financial Corp.	14,897,100
109,050		Mercantile Bankshares Corp.	3,955,244
134,900	L	National City Corp.	4,937,340
176,000		State Street Corp.	10,982,400
127,200		SunTrust Banks, Inc.	9,830,016
148,400		Wells Fargo & Co.	5,369,112
			74,813,185
		Beverages: 2.3%
309,900		Anheuser-Busch Cos., Inc.	14,723,349
324,700		Coca-Cola Co.	14,507,596
			29,230,945
		Biotechnology: 0.4%
177,100	@, L	Medimmune, Inc.	5,173,091
			5,173,091
		Building Materials: 0.7%
58,700		Masco Corp.	1,609,554
99,100	L	Vulcan Materials Co.	7,754,575
			9,364,129
		Chemicals: 2.0%
248,420	L	Chemtura Corp.	2,153,801
288,900		EI DuPont de Nemours & Co.	12,376,476
44,400	@	Hercules, Inc.	700,188
249,000		International Flavors & Fragrances, Inc.	9,845,460
			25,075,925
		Commercial Services: 0.6%
352,900	L	H&R Block, Inc.	7,672,046
			7,672,046
		Computers: 1.8%
408,300	@	Dell, Inc.	9,325,572
175,800		International Business Machines Corp.	14,405,052
			23,730,624
		Cosmetics/Personal Care: 2.0%
318,100	L	Avon Products, Inc.	9,752,946
264,500		Colgate-Palmolive Co.	16,425,450
			26,178,396

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Distribution/Wholesale: 0.6%
167,400		Genuine Parts Co.	$7,219,962
			7,219,962
		Diversified Financial Services: 6.4%
704,500		Charles Schwab Corp.	12,610,550
122,966		Citigroup, Inc.	6,107,721
113,100		Fannie Mae	6,323,421
105,000	L	Janus Capital Group, Inc.	2,070,600
709,844		JPMorgan Chase & Co.	33,334,274
292,100		Morgan Stanley	21,297,011
			81,743,577
		Electric: 5.3%
434,500	L	Duke Energy Corp.	13,121,900
147,200	L	Entergy Corp.	11,515,456
134,900	L	FirstEnergy Corp.	7,535,514
559,400		NiSource, Inc.	12,161,356
108,900		Pinnacle West Capital Corp.	4,905,945
195,300		Progress Energy, Inc.	8,862,714
153,100		TECO Energy, Inc.	2,396,015
364,700		Xcel Energy, Inc.	7,531,055
			68,029,955
		Environmental Control: 0.8%
276,900	L	Waste Management, Inc.	10,156,692
			10,156,692
		Food: 2.4%
191,200		Campbell Soup Co.	6,978,800
217,100		General Mills, Inc.	12,287,860
158,900		McCormick & Co., Inc.	6,035,022
144,600		Sara Lee Corp.	2,323,722
106,700		Sysco Corp.	3,569,115
			31,194,519
		Forest Products & Paper: 2.0%
587,393		International Paper Co.	20,341,420
199,800		MeadWestvaco Corp.	5,296,698
			25,638,118
		Healthcare — Products: 2.2%
174,500		Baxter International, Inc.	7,932,770
470,700	@	Boston Scientific Corp.	6,961,653
212,500		Johnson & Johnson	13,799,750
			28,694,173
		Home Builders: 0.4%
204,000	L	D.R. Horton, Inc.	4,885,800
			4,885,800
		Home Furnishings: 0.6%
194,400	@@	Sony Corp. ADR	7,845,984
			7,845,984
		Household Products/Wares: 2.1%
174,500		Avery Dennison Corp.	10,499,665
103,100		Fortune Brands, Inc.	7,743,841
126,400		Kimberly-Clark Corp.	8,261,504
			26,505,010

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Housewares: 1.0%
448,900	L	Newell Rubbermaid, Inc.	$12,712,848
			12,712,848
		Insurance: 5.7%
248,000		American International Group, Inc.	16,432,480
115,000		Chubb Corp.	5,975,400
197,877		Lincoln National Corp.	12,284,204
706,500		Marsh & McLennan Cos., Inc.	19,887,975
232,692		St. Paul Travelers Cos., Inc.	10,910,928
410,100	L	UnumProvident Corp.	7,951,839
			73,442,826
		Machinery — Diversified: 0.7%
100,200		Deere & Co.	8,407,782
			8,407,782
		Media: 7.4%
352,200		CBS Corp. - Class B	9,921,474
189,143	@, L	Comcast Corp.	6,969,920
255,100	L	Dow Jones & Co., Inc.	8,556,054
131,200	@, L	EchoStar Communications Corp.	4,295,488
500,300	L	New York Times Co.	11,496,894
885,000	L	Time Warner, Inc.	16,133,550
511,800	L	Tribune Co.	16,746,096
245,700	@, L	Viacom Inc. - Class B	9,135,126
380,500		Walt Disney Co.	11,761,255
			95,015,857
		Mining: 0.6%
256,500		Alcoa, Inc.	7,192,260
			7,192,260
		Miscellaneous Manufacturing: 8.2%
146,300		3M Co.	10,887,646
73,100	@	Cooper Industries Ltd.	6,229,582
382,700	L	Eastman Kodak Co.	8,572,480
69,100		Eaton Corp.	4,757,535
1,053,500		General Electric Co.	37,188,550
410,200	L	Honeywell International, Inc.	16,777,180
55,200		Illinois Tool Works, Inc.	2,478,480
250,200	L	Pall Corp.	7,708,662
351,100	@@, L	Tyco International Ltd.	9,827,289
			104,427,404
		Oil & Gas: 8.4%
197,000		Anadarko Petroleum Corp.	8,634,510
158,224	@@, L	BP PLC ADR	10,376,330
371,590		Chevron Corp.	24,101,327
364,024		ExxonMobil Corp.	24,426,010
290,100	L	Hess Corp.	12,015,942
191,000	L	Murphy Oil Corp.	9,082,050
276,200	@@, L	Royal Dutch Shell PLC ADR	18,256,820
			106,892,989
		Oil & Gas Services: 0.7%
144,800	L	Schlumberger Ltd.	8,981,944
			8,981,944

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals: 7.3%
216,800		Abbott Laboratories	$10,527,808
366,700		Bristol-Myers Squibb Co.	9,138,164
262,600		Eli Lilly & Co.	14,968,200
493,400		Merck & Co., Inc.	20,673,460
602,000		Pfizer, Inc.	17,072,720
280,400		Schering-Plough Corp.	6,194,036
286,400		Wyeth	14,560,576
			93,134,964
		Real Estate Investment Trusts: 0.1%
12,300	L	Simon Property Group, Inc.	1,114,626
			1,114,626
		Retail: 2.4%
335,000		Home Depot, Inc.	12,150,450
220,800	L	RadioShack Corp.	4,261,440
280,400		Wal-Mart Stores, Inc.	13,829,328
			30,241,218
		Semiconductors: 1.1%
248,700		Analog Devices, Inc.	7,309,293
327,500		Intel Corp.	6,736,675
			14,045,968
		Software: 1.8%
824,300	L	Microsoft Corp.	22,528,119
			22,528,119
		Telecommunications: 8.0%
194,700		Alltel Corp.	10,805,850
724,903	L	AT&T, Inc.	23,602,842
448,300	@	Cisco Systems, Inc.	10,310,900
1,220,600	@, L	Lucent Technologies, Inc.	2,856,204
294,700		Motorola, Inc.	7,367,500
516,000	@@, L	Nokia OYJ ADR	10,160,040
1,464,200	@, L	Qwest Communications International, Inc.	12,767,824
519,500		Sprint Nextel Corp.	8,909,425
337,650		Verizon Communications, Inc.	12,536,945
201,305		Windstream Corp.	2,655,212
			101,972,742
		Toys/Games/Hobbies: 1.0%
630,600		Mattel, Inc.	12,422,820
			12,422,820
		Transportation: 1.8%
132,600		Norfolk Southern Corp.	5,841,030
194,100	L	Union Pacific Corp.	17,080,800
			22,921,830
		Total Common Stock
		(Cost $1,058,240,585)	1,228,135,279

Principal Amount		Value

CONVERTIBLE BONDS: 0.2%

	Telecommunications: 0.2%
$2,070,000	Lucent Technologies, Inc., 8.000%, due 08/01/31	$2,088,112

	Total Convertible Bonds
	(Cost $1,647,675)	2,088,112

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value
	Total Long-Term Investments
	(Cost $1,059,888,260)		$1,230,223,391

SHORT-TERM INVESTMENTS: 21.7%

	Money Markets: 3.2%
$41,611,048	T. Rowe Price Reserve Investment Fund, 5.380%		41,611,048

	Total Money Markets
	(Cost $41,611,048)		41,611,048

	Securities Lending CollateralCC: 18.5%
235,830,780	The Bank of New York Institutional Cash Reserve Fund		235,830,780

	Total Securities Lending Collateral
	(Cost $235,830,780)		235,830,780

	Total Short-Term Investments
	(Cost $277,441,828)		277,441,828

	Total Investments in Securities
	(Cost $1,337,330,088)*	118.0%	$1,507,665,219
	Other Assets and Liabilities — Net	(18.0)	(230,266,289)
	Net Assets	100.0%	$1,277,398,930

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $1,345,084,359.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$199,534,010
	Gross Unrealized Depreciation	(36,953,150)
	Net Unrealized Appreciation	$162,580,860

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 68.9%

		Advertising: 1.9%
17,300		Omnicom Group	$1,619,280
11,131	@, L	R.H. Donnelley Corp.	588,830
			2,208,110
		Aerospace/Defense: 0.6%
9,900		Northrop Grumman Corp.	673,893
			673,893
		Auto Manufacturers: 0.3%
5,700		Paccar, Inc.	325,014
			325,014
		Auto Parts & Equipment: 1.7%
10,200		BorgWarner, Inc.	583,134
19,300		Johnson Controls, Inc.	1,384,582
			1,967,716
		Banks: 5.9%
5,400		City National Corp.	362,124
33,800		Fifth Third Bancorp.	1,287,104
42,500		Mellon Financial Corp.	1,661,750
14,800		PNC Financial Services Group, Inc.	1,072,112
69,000		Wells Fargo & Co.	2,496,420
			6,879,510
		Beverages: 0.5%
11,900		Anheuser-Busch Cos., Inc.	565,369
500	@	Constellation Brands, Inc.	14,390
			579,759
		Biotechnology: 1.3%
17,900	@	Genzyme Corp.	1,207,713
25,800	@, L	Millennium Pharmaceuticals, Inc.	256,710
			1,464,423
		Building Materials: 1.3%
54,900		Masco Corp.	1,505,358
			1,505,358
		Commercial Services: 0.8%
19,400	@@	Accenture Ltd.	615,174
16,100	L	H&R Block, Inc.	350,014
			965,188
		Computers: 0.6%
33,000	@	Dell, Inc.	753,720
			753,720
		Diversified Financial Services: 7.6%
66,700		Citigroup, Inc.	3,312,989
17,600		Freddie Mac	1,167,408
32,400		JPMorgan Chase & Co.	1,521,504
40,000		Morgan Stanley	2,916,400
			8,918,301
		Electric: 3.1%
16,900		American Electric Power Co., Inc.	614,653
34,400	L	Exelon Corp.	2,082,576

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electric (continued)
20,200		NiSource, Inc.	$439,148
8,800		Northeast Utilities	204,776
13,200		Pepco Holdings, Inc.	319,044
			3,660,197
		Electronics: 0.6%
15,100	@	Waters Corp.	683,728
			683,728
		Food: 1.3%
33,100		Kroger Co.	765,934
22,200		Sysco Corp.	742,590
			1,508,524
		Gas: 0.7%
16,100		Sempra Energy	809,025
			809,025
		Healthcare — Products: 2.1%
26,300		Johnson & Johnson	1,707,922
17,100		Medtronic, Inc.	794,124
			2,502,046
		Healthcare — Services: 1.5%
34,860		UnitedHealth Group, Inc.	1,715,112
			1,715,112
		Investment Companies(1): 7.4%
182,657		UBS High Yield Fund	3,748,084
115,547		UBS Small Equity Fund	4,909,876
			8,657,960
		Insurance: 2.9%
13,300		Allstate Corp.	834,309
26,800		American International Group, Inc.	1,775,768
9,200		Hartford Financial Services Group, Inc.	798,100
			3,408,177
		Internet: 1.0%
400	@	McAfee, Inc.	9,784
55,342	@, L	Symantec Corp.	1,177,678
			1,187,462
		Leisure Time: 1.8%
27,700	L	Carnival Corp.	1,302,731
12,200		Harley-Davidson, Inc.	765,550
			2,068,281
		Lodging: 0.1%
5,980	@	Wyndham Worldwide Corp.	167,261
			167,261
		Media: 1.6%
54,800	@, L	DIRECTV Group, Inc.	1,078,464
29,200		News Corp., Inc.	573,780
7,300	@, L	Univision Communications, Inc.	250,682
			1,902,926
		Miscellaneous Manufacturing: 1.2%
31,700		Illinois Tool Works, Inc.	1,423,330
			1,423,330
		Oil & Gas: 2.8%
15,000	L	ENSCO International, Inc.	657,450

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
10,200		EOG Resources, Inc.	$663,510
11,200		ExxonMobil Corp.	751,520
14,600	@, L	GlobalSantaFe Corp.	729,854
5,600		Marathon Oil Corp.	430,640
			3,232,974
		Oil & Gas Services: 0.5%
20,600		Halliburton Co.	586,070
			586,070
		Pharmaceuticals: 6.3%
15,800		Allergan, Inc.	1,779,238
37,800		Bristol-Myers Squibb Co.	941,976
13,000		Caremark Rx, Inc.	736,710
6,900	@, L	Cephalon, Inc.	426,075
16,300	@	Medco Health Solutions, Inc.	979,793
49,950		Wyeth	2,539,458
			7,403,250
		Real Estate: 0.2%
10,025	@	Realogy Corp.	227,367
			227,367
		Retail: 1.2%
21,000		Costco Wholesale Corp.	1,043,280
6,300		Kohl’s Corp.	408,996
			1,452,276
		Semiconductors: 2.2%
23,800	L	Analog Devices, Inc.	699,482
69,600		Intel Corp.	1,431,672
22,400		Xilinx, Inc.	491,680
			2,622,834
		Software: 3.3%
107,500		Microsoft Corp.	2,937,975
27,500	@	Oracle Corp.	487,850
11,700	@, L	Salesforce.com, Inc.	419,796
			3,845,621
		Telecommunications: 2.4%
33,700	L	AT&T, Inc.	1,097,272
4,374		Embarq Corp.	211,570
86,994	L	Sprint Nextel Corp.	1,491,947
			2,800,789
		Transportation: 2.2%
19,900		Burlington Northern Santa Fe Corp.	1,461,456
10,700		FedEx Corp.	1,162,876
			2,624,332
		Total Common Stock
		(Cost $69,372,450)	80,730,534

Principal Amount			Value

CORPORATE BONDS/NOTES: 5.1%

		Auto Manufacturers: 0.2%
$190,000	@@	DaimlerChrysler NA Holding Corp., 4.050%, due 06/04/08	$185,610
			185,610

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Auto Parts & Equipment: 0.1%
70,000	C	Johnson Controls, Inc., 5.500%, due 01/15/16	$68,527
			68,527
		Banks: 0.2%
25,000	@@	Abbey National PLC, 7.950%, due 10/26/29	31,558
95,000		Bank of America Corp., 7.400%, due 01/15/11	102,911
45,000		Bank One Corp., 7.875%, due 08/01/10	49,103
45,000		Wachovia Bank NA, 7.800%, due 08/18/10	48,947
50,000		Wells Fargo & Co., 6.450%, due 02/01/11	52,558
			285,077
		Beverages: 0.0%
55,000	#, C	Miller Brewing Co., 5.500%, due 08/15/13	54,559
			54,559
		Chemicals: 0.0%
40,000	C	ICI Wilmington, Inc., 4.375%, due 12/01/08	39,114
			39,114
		Commercial Services: 0.1%
70,000	#	Erac USA Finance Co., 7.350%, due 06/15/08	72,227
			72,227
		Cosmetics/Personal Care: 0.0%
35,000	C	Avon Products, Inc., 7.150%, due 11/15/09	36,931
			36,931
		Diversified Financial Services: 2.2%
20,000	L	American General Finance Corp., 5.375%, due 10/01/12	19,959
65,000		Capital One Financial Corp., 5.500%, due 06/01/15	63,846
56,000		Citigroup, Inc., 5.000%, due 09/15/14	54,648
345,000		Citigroup, Inc., 5.625%, due 08/27/12	351,716
50,000	L	Countrywide Home Loans, Inc., 3.250%, due 05/21/08	48,468
65,000	C	Credit Suisse USA, Inc., 6.500%, due 01/15/12	68,555
690,000		Ford Motor Credit Co., 5.800%, due 01/12/09	657,232
330,000		General Electric Capital Corp., 6.000%, due 06/15/12	343,282
30,000	C	General Electric Capital Corp., 6.750%, due 03/15/32	34,402
130,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	129,445
190,000	L	Goldman Sachs Group, Inc., 6.875%, due 01/15/11	201,562
150,000		HSBC Finance Corp., 6.750%, due 05/15/11	159,127
95,000		International Lease Finance Corp., 3.500%, due 04/01/09	91,154
75,000	L	JPMorgan Chase & Co., 6.750%, due 02/01/11	79,389
190,000	C	Morgan Stanley, 6.750%, due 04/15/11	201,071
115,000	C	Residential Capital Corp., 6.125%, due 11/21/08	115,507
			2,619,363
		Electric: 0.2%
70,000	C	Dominion Resources, Inc., 5.950%, due 06/15/35	68,199
100,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	104,431
35,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	35,321
30,000		PPL Capital Funding Trust I, 4.330%, due 03/01/09	29,212
40,000	C	TXU Energy Co., LLC, 7.000%, due 03/15/13	42,050
			279,213
		Food: 0.1%
90,000		Kraft Foods, Inc., 5.625%, due 11/01/11	91,031
25,000	C, L	Safeway, Inc., 7.250%, due 02/01/31	26,840
			117,871
		Healthcare — Services: 0.1%
90,000	C	UnitedHealth Group, Inc., 5.800%, due 03/15/36	88,684
			88,684

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Household Products/Wares: 0.1%
105,000	C, L	Fortune Brands, Inc., 5.375%, due 01/15/16	$100,335
			100,335
		Insurance: 0.1%
70,000	C	Allstate Corp., 7.200%, due 12/01/09	74,241
			74,241
		Leisure Time: 0.0%
40,000	#, C	Harley-Davidson, Inc., 3.625%, due 12/15/08	38,730
			38,730
		Media: 0.2%
120,000	C	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	126,187
35,000		News America, Inc., 6.200%, due 12/15/34	33,538
35,000	C	Time Warner, Inc., 7.625%, due 04/15/31	38,776
			198,501
		Multi-National: 0.0%
45,000	@@	Inter-American Development Bank, 5.750%, due 02/26/08	45,516
			45,516
		Office/Business Equipment: 0.0%
25,000	C, L	Pitney Bowes, Inc., 4.625%, due 10/01/12	24,211
			24,211
		Oil & Gas: 0.1%
35,000	@@, C	Anadarko Finance Co., 6.750%, due 05/01/11	36,811
60,000	C	Devon Financing Corp. ULC, 6.875%, due 09/30/11	63,919
60,000	C	Valero Energy Corp., 7.500%, due 04/15/32	69,718
			170,448
		Pharmaceuticals: 0.2%
90,000		Abbott Laboratories, 5.600%, due 05/15/11	91,694
105,000	#, C	Allergan, Inc., 5.750%, due 04/01/16	106,726
20,000		Teva Pharmaceutical Finance, LLC, 5.550%, due 02/01/16	19,673
35,000	C	Wyeth, 5.500%, due 03/15/13	35,209
			253,302
		Pipelines: 0.2%
65,000	C	Duke Capital, LLC, 5.668%, due 08/15/14	64,469
50,000	C	Kinder Morgan Energy Partners LP, 5.125%, due 11/15/14	47,604
100,000	C	Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35	91,272
			203,345
		Real Estate: 0.0%
25,000	C	EOP Operating LP, 7.250%, due 06/15/28	27,300
			27,300
		Real Estate Investment Trusts: 0.1%
85,000	C	Prologis, 5.625%, due 11/15/15	84,478
			84,478
		Savings & Loans: 0.4%
230,000		Washington Mutual Bank, 5.950%, due 05/20/13	235,100
180,000		Washington Mutual, Inc., 5.625%, due 01/15/07	180,096
			415,196
		Telecommunications: 0.4%
35,000	C	AT&T Corp., 8.000%, due 11/15/31	42,908
25,000	C	AT&T Wireless Services, Inc., 8.750%, due 03/01/31	32,052
30,000	C, L	BellSouth Corp., 6.550%, due 06/15/34	30,145
105,000	C	Cisco Systems, Inc., 5.500%, due 02/22/16	106,028
65,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	79,494

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Telecommunications (continued)
70,000	@@, C	Telecom Italia Capital SA, 5.250%, due 11/15/13	$66,378
60,000	@@, C	Telecom Italia Capital SA, 6.375%, due 11/15/33	56,287
			413,292
		Transportation: 0.1%
25,000		Burlington Northern Santa Fe Corp., 7.082%, due 05/13/29	28,542
65,000		Norfolk Southern Corp., 5.257%, due 09/17/14	64,715
			93,257
		Total Corporate Bonds/Notes
		(Cost $6,010,474)	5,989,328

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.7%

		Federal Home Loan Bank: 0.4%
275,000		5.000%, due 10/02/09	275,385
180,000		5.625%, due 06/13/16	185,904
			461,289
		Federal Home Loan Mortgage Corporation: 1.9%
177,360		4.500%, due 05/01/34	166,189
273,681		4.500%, due 12/01/34	256,443
329,006		4.507%, due 01/01/35	324,548
533,292		5.500%, due 04/01/18	534,309
157,225		5.500%, due 01/01/19	157,525
282,292		5.500%, due 05/01/20	282,328
180,000	L	5.750%, due 06/27/16	187,929
50,990		6.000%, due 12/01/17	51,744
120,668		6.000%, due 03/01/29	121,962
23,218		6.500%, due 06/01/29	23,802
129,359		7.000%, due 07/01/32	133,311
			2,240,090
		Federal National Mortgage Association: 8.1%
1,005,000	L	3.875%, due 07/15/08	986,466
59,839		4.228%, due 03/01/34	59,938
345,000		4.250%, due 08/15/10	337,462
535,000		4.375%, due 03/15/13	518,758
385,000	C	4.625%, due 06/01/10	380,893
501,181		4.739%, due 03/01/35	511,231
367,999		4.877%, due 05/01/35	378,274
536,359		4.916%, due 02/01/35	544,373
330,000	C	5.200%, due 11/08/10	328,982
500,527		5.500%, due 11/01/17	501,795
228,049		5.500%, due 12/01/17	228,627
1,011,132		5.500%, due 05/01/18	1,013,199
441,373		5.500%, due 03/01/20	442,491
411,850		5.500%, due 02/01/24	410,004
155,000	L	5.750%, due 02/15/08	156,492
58,337		6.000%, due 08/01/17	59,264
39,959		6.000%, due 04/01/18	40,599
603,836		6.000%, due 06/01/23	611,910
74,567		6.000%, due 03/01/29	75,356
237,838		6.000%, due 12/01/29	240,355
245,000	C	6.070%, due 05/12/16	247,720
300,000	L	6.250%, due 02/01/11	313,958
193,093		6.500%, due 06/01/17	197,467
248,668		6.500%, due 12/01/28	254,859
24,767		6.500%, due 05/01/30	25,383
174,675		6.500%, due 07/01/31	178,652
345,000	L	6.625%, due 11/15/30	415,612
			9,460,120
		Government National Mortgage Association: 0.3%
24,072		5.125%, due 12/20/29	24,077
259,375		6.000%, due 07/15/29	263,347

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Government National Mortgage Association (continued)
118,759		6.000%, due 01/20/34	$119,963
			407,387

		Total U.S. Government Agency Obligations
		(Cost $12,659,757)	12,568,886

U.S. TREASURY OBLIGATIONS: 5.3%

		U.S. Treasury Bonds: 2.6%
1,090,000	L	3.500%, due 05/31/07	1,079,782
15,000	L	3.875%, due 02/15/13	14,412
200,000	L	4.500%, due 02/15/16	198,055
245,000	L	4.500%, due 02/15/36	234,836
85,000	L	4.875%, due 04/30/11	85,973
265,000	L	6.250%, due 08/15/23	307,752
800,000	L	8.500%, due 02/15/20	1,090,438
			3,011,248

		U.S. Treasury Inflation-Indexed Bonds: 0.6%
605,000	L	2.000%, due 07/15/14	640,344
			640,344

		U.S. Treasury Notes: 2.1%
700,000	L	4.625%, due 02/29/08	698,524
1,800,000	L	4.875%, due 05/31/08	1,803,938
			2,502,462

		Total U.S. Treasury Obligations
		(Cost $6,135,310)	6,154,054

ASSET-BACKED SECURITIES: 1.0%

		Automobile Asset-Backed Securities: 0.4%
500,000	C	WFS Financial Owner Trust, 4.840%, due 11/19/12	494,658
			494,658

		Home Equity Asset-Backed Securities: 0.3%
300,000	+, C	GSAMP Trust, 5.658%, due 09/25/36	300,853
			300,853

		Other Asset-Backed Securities: 0.3%
21,680	#, C	Countrywide Asset-Backed Certificates, 5.670%, due 06/25/33	21,775
200,000	C	Massachusetts RRB Special Purpose Trust, 7.030%, due 03/15/12	209,173
170,000	+, C	Structured Asset Securities Corp., 6.080%, due 11/25/32	168,797
			399,745

		Total Asset-Backed Securities
		(Cost $1,212,052)	1,195,256

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.9%

200,000	C	Banc of America Commercial Mortgage, Inc., 6.349%, due 06/11/35	210,278
259,302	C	Credit Suisse First Boston Mortgage Securities Corp., 6.000%, due 10/25/35	259,381
61,750	C	CS First Boston Mortgage Securities Corp., 7.000%, due 11/25/33	63,310
46,296	C	DLJ Commercial Mortgage Corp., 6.080%, due 03/10/32	46,412
114,071	C	First Horizon Alternative Mortgage Securities, 5.325%, due 09/25/34	114,087
46,059	C	First Union Commercial Mortgage Securities, Inc., 6.650%, due 11/18/29	46,422
255,681	#, C	Four Times Square Trust, 7.690%, due 04/15/15	267,607
500,000		GS Mortgage Securities Corp. II, 5.522%, due 03/21/46	496,870
400,000		GS Mortgage Securities Corp. II, 5.816%, due 06/23/46	404,723
81,162	C	GS Mortgage Securities Corp. II, 6.312%, due 04/13/31	81,448
500,000		GS Mortgage Securities Corp. II, 6.940%, due 07/13/30	503,120
212,314	C	GSR Mortgage Loan Trust, 6.500%, due 04/25/20	218,387
350,000	C	Indymac Index Mortgage Loan Trust, 5.622%, due 12/25/35	351,847
400,000	C	JP Morgan Alternative Loan Trust, 6.300%, due 09/25/36	410,218
227,783		JP Morgan Commercial Mortgage Finance Corp., 7.400%, due 07/15/31	237,694
12,930	C	LB Commercial Conduit Mortgage Trust, 6.410%, due 06/15/31	12,935

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
500,000	+, C	Lehman XS Trust, 6.000%, due 12/25/35		$496,221
170,558	#, C	Mach One Trust Commercial Mortgage-Backed, 3.890%, due 05/28/40		167,521
334,438	C	Merrill Lynch Mortgage Investors, Inc., 5.907%, due 03/25/36		337,663
465,963	C	MLCC Mortgage Investors, Inc., 5.802%, due 05/25/36		465,526
191,957	C	Morgan Stanley Dean Witter Capital I, 7.570%, due 11/15/36		203,585
96,559	C	Morgan Stanley Mortgage Loan Trust, 6.444%, due 09/25/34		97,857
500,000	@@, #, C	Mound Financing PLC, 5.959%, due 02/08/42		500,000
100,000	@@, #, C	Paragon Mortgages PLC, 6.155%, due 05/15/43		100,221
314,073	C	PNC Mortgage Acceptance Corp., 7.610%, due 02/15/10		332,449
375,000	C	Residential Asset Securitization Trust, 6.000%, due 05/25/36		376,424
543,000	C	Structured Adjustable Rate Mortgage Loan Trust, 5.584%, due 06/25/36		537,407
668,494	C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 08/25/36		663,557

		Total Collateralized Mortgage Obligations
		(Cost $8,071,144)		8,003,170

		Total Long-Term Investments
		(Cost $103,461,187)		114,641,228

SHORT-TERM INVESTMENTS: 17.5%

		U.S. Government Agency Obligations: 1.1%
1,279,000		Federal Home Loan Bank, 4.700%, due 10/02/06		1,278,680

		Total U.S. Government Agency Obligations
		(Cost $1,278,680)		1,278,680

		Securities Lending CollateralCC: 16.4%
19,222,835		The Bank of New York Institutional Cash Reserve Fund		19,222,835

		Total Securities Lending Collateral
		(Cost $19,222,835)		19,222,835

		Total Short-Term Investments
		(Cost $20,501,515)		20,501,515

		Total Investments in Securities
		(Cost $123,962,702)*	115.4%	$135,142,743
		Other Assets and Liabilities — Net	(15.4)	(18,015,082)
		Net Assets	100.0%	$117,127,661

@	Non-income producing security
@@	Foreign Issuer
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
(1)	Affiliate of the Sub-Advisor

*	Cost for federal income tax purposes is $124,192,655.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$12,595,976
	Gross Unrealized Depreciation	(1,645,888)
	Net Unrealized Appreciation	$10,950,088

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.9%

		Agriculture: 6.6%
18,175		Altria Group, Inc.	$1,391,296
113,544		Monsanto Co.	5,337,703
			6,728,999
		Apparel: 3.0%
88,312	@	Coach, Inc.	3,037,933
			3,037,933
		Biotechnology: 1.5%
18,315	@, L	Genentech, Inc.	1,514,651
			1,514,651
		Building Materials: 1.5%
51,169	@, @@, L	Cemex SA de CV ADR	1,539,164
			1,539,164
		Commercial Services: 8.8%
40,648	@, L	Apollo Group, Inc.	2,001,508
25,277		Corporate Executive Board Co.	2,272,655
40,521	@, L	Iron Mountain, Inc.	1,739,972
46,756		Moody’s Corp.	3,056,907
			9,071,042
		Computers: 3.3%
22,722	@	Apple Computer, Inc.	1,750,276
70,673	@	Dell, Inc.	1,614,171
			3,364,447
		Diversified Financial Services: 4.4%
54,784		American Express Co.	3,072,287
2,978		Chicago Mercantile Exchange Holdings, Inc.	1,424,229
			4,496,516
		Entertainment: 1.6%
39,662	L	International Game Technology	1,645,973
			1,645,973
		Food: 1.4%
31,275		WM Wrigley Jr. Co.	1,440,527
			1,440,527
		Healthcare — Products: 1.4%
37,033		Dade Behring Holdings, Inc.	1,487,245
			1,487,245
		Healthcare — Services: 2.2%
46,012		UnitedHealth Group, Inc.	2,263,790
			2,263,790
		Home Builders: 2.5%
81,749		Pulte Homes, Inc.	2,604,523
			2,604,523
		Insurance: 2.9%
949	@	Berkshire Hathaway, Inc. - Class B	3,012,126
			3,012,126

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Internet: 19.8%
34,664	@, L	Akamai Technologies, Inc.	$1,732,853
74,382	@, L	Amazon.com, Inc.	2,389,150
186,291	@, L	eBay, Inc.	5,283,213
14,586	@	Google, Inc.	5,862,113
36,921	@	Monster Worldwide, Inc.	1,336,171
145,843	@, L	Yahoo!, Inc.	3,686,911
			20,290,411
		Lodging: 2.5%
65,782		Marriott International, Inc.	2,541,816
			2,541,816
		Media: 3.8%
104,949	@@	Grupo Televisa SA ADR	2,231,216
28,576		McGraw-Hill Cos., Inc.	1,658,265
			3,889,481

		Oil & Gas: 3.9%
83,210	@, L	Ultra Petroleum Corp.	4,003,233
			4,003,233

		Real Estate: 5.4%
125,144	@@, L	Brookfield Asset Management, Inc.	5,548,885
			5,548,885

		Retail: 9.6%
23,672		Abercrombie & Fitch Co.	1,644,731
63,479	L	Costco Wholesale Corp.	3,153,637
31,666	@, L	Sears Holding Corp.	5,006,078
			9,804,446

		Semiconductors: 1.2%
65,391	@, @@	Marvell Technology Group Ltd.	1,266,624
			1,266,624

		Software: 4.5%
47,751	@	Electronic Arts, Inc.	2,658,776
47,482		First Data Corp.	1,994,244
			4,653,020

		Telecommunications: 4.5%
78,792	@@	America Movil SA de CV ADR	3,102,041
43,070	@, L	Crown Castle International Corp.	1,517,787
			4,619,828

		Transportation: 3.6%
39,143	L	CH Robinson Worldwide, Inc.	1,744,993
44,590	L	Expeditors International Washington, Inc.	1,987,822
			3,732,815
		Total Common Stocks
		(Cost $91,740,553)	102,557,495

Principal Amount			Value

SHORT-TERM INVESTMENTS: 21.3%

		Securities Lending CollateralCC: 21.3%
$21,894,229		The Bank of New York Institutional Cash Reserve Fund	$21,894,229

		Total Short-Term Investments
		(Cost $21,894,229)	21,894,229

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

	Total Investments in Securities
	(Cost $113,634,782)*	121.2%	$124,451,724
	Other Assets and Liabilities — Net	(21.2)	(21,808,617)
	Net Assets	100.0%	$102,643,107

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $113,884,552.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$17,384,034
	Gross Unrealized Depreciation	(6,816,862)
	Net Unrealized Appreciation	$10,567,172

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 95.6%

		Canada: 1.4%
276,193	L	Torstar Corp.	$4,954,301
			4,954,301
		Finland: 4.2%
311,556		Kone Oyj	15,101,437
			15,101,437
		France: 7.5%
77,243		Groupe Danone	10,832,937
42,434		Pernod-Ricard SA	8,826,303
86,335		Sanofi-Aventis	7,675,592
			27,334,832
		Netherlands: 8.4%
524,576		Reed Elsevier NV	8,746,769
152,659		Royal Numico NV	6,872,691
574,013		Wolters Kluwer NV	14,953,607
			30,573,067
		Spain: 2.8%
217,022		Altadis SA	10,310,178
			10,310,178
		Sweden: 3.6%
800,387		Swedish Match AB	13,020,829
			13,020,829
		Switzerland: 6.1%
35,941		Nestle SA	12,523,574
165,101		Novartis AG	9,632,522
			22,156,096
		United Kingdom: 34.7%
1,009,477		British American Tobacco PLC	27,302,642
2,135,287		Cadbury Schweppes PLC	22,692,073
574,895		Diageo PLC	10,152,102
567,145		GCAP Media PLC	2,170,736
332,911		GlaxoSmithKline PLC	8,853,715
361,127		Imperial Tobacco Group PLC	12,023,144
473,036		Reckitt Benckiser PLC	19,596,339
925,210		SMG PLC	1,182,302
418,915		Unilever PLC	10,319,547
957,629		WPP Group PLC	11,862,142
			126,154,742
		United States: 26.9%
186,552	L	Altria Group, Inc.	14,280,556
88,563		Brown-Forman Corp.	6,788,354
78,160		Fortune Brands, Inc.	5,870,598
148,685		Harley-Davidson, Inc.	9,329,984
208,167	L	Kellogg Co.	10,308,430
147,405		Kimberly-Clark Corp.	9,634,391
168,249		Merck & Co., Inc.	7,049,633
313,067	L	New York Times Co.	7,194,280
616,121		Pfizer, Inc.	17,473,192

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		United States (continued)
219,365		Scotts Miracle-Gro Co.		$9,759,548
				97,688,966

		Total Common Stock
		(Cost $281,890,635)		347,294,448

Principal Amount				Value

SHORT-TERM INVESTMENTS: 9.7%

		U.S. Government Agency Obligations: 3.9%
$14,143,000		Federal Home Loan Bank, 4.500%, due 10/02/06		$14,139,464

		Total U.S. Government Agency Obligations
		(Cost $14,139,464)		14,139,464

		Securities Lending CollateralCC: 5.8%
21,345,148		The Bank of New York Institutional Cash Reserve Fund		21,345,148

		Total Securities Lending Collateral
		(Cost $21,345,148)		21,345,148

		Total Short-Term Investments
		(Cost $35,484,612)		35,484,612

		Total Investments in Securities
		(Cost $314,375,247)*	105.3%	$382,779,060
		Other Assets and Liabilities — Net	(5.3)	(19,424,336)
		Net Assets	100.0%	$363,354,724

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	*	Cost for federal income tax purposes is $314,917,527.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$73,441,744
		Gross Unrealized Depreciation		(5,580,211)
		Net Unrealized Appreciation		$67,861,533

ING Van Kampen Global Franchise Portfolio Forward Foreign Currency Contracts as of September 30, 2006:

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

GBP	24,505,000	USD	45,373,458	10/24/06	45,896,906	(523,448)
					45,896,906	(523,448)

Percentage of
Industry	Net Assets
Agriculture	24.5%
Beverages	7.1
Commercial Services	4.2
Federal Home Loan Bank	3.9
Food	20.2
Household Products/Wares	12.3
Leisure Time	2.6
Media	10.8
Pharmaceuticals	13.9
Securities Lending Collateral	5.8
Other Assets and Liabilities - Net	(5.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 91.1%

		Aerospace/Defense: 2.2%
156,260		Northrop Grumman Corp.	$10,636,618
239,290		Raytheon Co.	11,488,313
			22,124,931
		Agriculture: 1.2%
161,100		Altria Group, Inc.	12,332,205
			12,332,205
		Auto Manufacturers: 0.8%
241,580	@@	Honda Motor Co., Ltd. ADR	8,124,335
			8,124,335
		Banks: 3.9%
255,401		Bank of America Corp.	13,681,832
208,300		Fifth Third Bancorp.	7,932,064
146,970		PNC Financial Services Group, Inc.	10,646,507
129,810		State Street Corp.	8,100,144
			40,360,547
		Beverages: 2.5%
367,900		Coca-Cola Co.	16,437,772
127,420	@@	Diageo PLC ADR	9,051,917
			25,489,689
		Chemicals: 4.1%
594,440	@@	Bayer AG ADR	30,286,718
284,090		EI DuPont de Nemours & Co.	12,170,416
			42,457,134
		Commercial Services: 0.1%
44,690	L	H&R Block, Inc.	971,561
			971,561
		Computers: 0.3%
92,583		Hewlett-Packard Co.	3,396,870
			3,396,870
		Cosmetics/Personal Care: 1.1%
181,550		Procter & Gamble Co.	11,252,469
			11,252,469
		Diversified Financial Services: 12.2%
841,240		Charles Schwab Corp.	15,058,196
589,260		Citigroup, Inc.	29,268,544
351,250		Freddie Mac	23,298,413
21,800		Goldman Sachs Group, Inc.	3,687,906
761,109		JPMorgan Chase & Co.	35,741,679
237,100		Merrill Lynch & Co., Inc.	18,545,962
			125,600,700
		Electric: 3.5%
258,690	L	American Electric Power Co., Inc.	9,408,555
195,750	L	Entergy Corp.	15,313,523
202,400		FirstEnergy Corp.	11,306,064
			36,028,142

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electronics: 0.5%
149,930		Applera Corp. - Applied Biosystems Group	$4,964,182
			4,964,182
		Food: 3.6%
269,400	@@, L	Cadbury Schweppes PLC ADR	11,522,238
181,370	L	ConAgra Foods, Inc.	4,439,938
106,630	L	Kroger Co.	2,467,418
81,090	L	Safeway, Inc.	2,461,082
87,380		Supervalu, Inc.	2,590,817
550,400	@@, L	Unilever NV	13,506,816
			36,988,309
		Household Products/Wares: 0.2%
31,550		Kimberly-Clark Corp.	2,062,108
			2,062,108
		Insurance: 8.9%
253,930	@@	Aegon NV	4,766,266
299,370		Chubb Corp.	15,555,265
63,400	L	Cigna Corp.	7,374,688
114,630		Hartford Financial Services Group, Inc.	9,944,153
725,510		Marsh & McLennan Cos., Inc.	20,423,107
26,650	L	MGIC Investment Corp.	1,598,201
72,650		PMI Group, Inc.	3,182,797
418,283		St. Paul Travelers Cos., Inc.	19,613,290
129,360	@@, L	XL Capital Ltd.	8,887,032
			91,344,799
		Internet: 2.4%
53,900	@	Amazon.com, Inc.	1,731,268
1,080,260	@, L	Symantec Corp.	22,987,933
			24,719,201
		Media: 6.3%
333,045	@	CBS Corp. - Class B	12,382,613
515,799		Clear Channel Communications, Inc.	14,880,801
176,170	@, L	Comcast Corp.	6,491,865
1,345,560		Time Warner, Inc.	24,529,559
218,270		Walt Disney Co.	6,746,726
			65,031,564
		Mining: 1.0%
243,870		Newmont Mining Corp.	10,425,443
			10,425,443
		Miscellaneous Manufacturing: 4.6%
752,320		General Electric Co.	26,556,896
102,280	@@	Ingersoll-Rand Co.	3,884,594
187,050	@@, L	Siemens AG ADR	16,292,055
			46,733,545
		Oil & Gas: 3.6%
30,850	@@, L	BP PLC ADR	2,023,143
215,650		ConocoPhillips	12,837,645
103,700		ExxonMobil Corp.	6,958,270
233,210	@@	Royal Dutch Shell PLC ADR	15,415,181
			37,234,239
		Oil & Gas Services: 1.0%
168,340	L	Schlumberger Ltd.	10,442,130
			10,442,130

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Pharmaceuticals: 15.4%
455,340		Abbott Laboratories		$22,111,310
706,090		Bristol-Myers Squibb Co.		17,595,763
409,490		Eli Lilly & Co.		23,340,930
185,430	@@, L	GlaxoSmithKline PLC ADR		9,870,439
568,050		Pfizer, Inc.		16,109,898
248,940	@@	Roche Holding AG ADR		21,460,520
179,820	@@	Sanofi-Aventis ADR		7,996,595
1,083,090		Schering-Plough Corp.		23,925,458
307,700		Wyeth		15,643,468
				158,054,381
		Retail: 3.1%
86,040	@, L	Kohl’s Corp.		5,585,717
141,040		McDonald’s Corp.		5,517,485
111,780	@	Office Depot, Inc.		4,437,666
339,670		Wal-Mart Stores, Inc.		16,752,524
				32,293,392
		Semiconductors: 2.3%
672,166		Intel Corp.		13,826,455
544,980	@, L	Micron Technology, Inc.		9,482,652
				23,309,107
		Telecommunications: 6.3%
102,756		Embarq Corp.		4,970,308
389,790	@@, L	France Telecom SA ADR		9,086,005
251,530		Motorola, Inc.		6,288,250
1,208,686	L	Sprint Nextel Corp.		20,728,965
641,224		Verizon Communications, Inc.		23,808,642
				64,882,170

		Total Common Stocks
		(Cost $794,545,414)		936,623,153

Principal Amount				Value

SHORT-TERM INVESTMENTS: 19.3%

		U.S. Government Agency Obligations: 9.2%
$94,100,000		Federal Home Loan Bank, 4.750%, due 10/02/06		$94,075,168

		Total U.S. Government Agency Obligations
		(Cost $94,075,1680)		94,075,168

		Securities Lending CollateralCC: 10.1%
104,138,358		The Bank of New York Institutional Cash Reserve Fund		104,138,358

		Total Securities Lending Collateral
		(Cost $104,138,358)		104,138,358

		Total Short-Term Investments
		(Cost $198,213,526)		198,213,526

		Total Investments in Securities
		(Cost $992,758,940)*	110.4%	$1,134,836,679
		Other Assets and Liabilities — Net	(10.4)	(107,365,514)
		Net Assets	100.0%	$1,027,471,165

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $996,535,101.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$151,528,562
	Gross Unrealized Depreciation	(13,226,984)
	Net Unrealized Appreciation	$138,301,578

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 95.0%

		Home Builders: 0.8%
355,052	L	Brookfield Homes Corp.	$9,998,264
			9,998,264
		Lodging: 11.2%
110,891	@	Gaylord Entertainment Co.	4,862,570
1,702,811	L	Hilton Hotels Corp.	47,423,286
586,410	@, L	Morgans Hotel Group Co.	7,330,125
1,195,731		Starwood Hotels & Resorts Worldwide, Inc.	68,383,856
			127,999,837
		Real Estate: 6.2%
300,400	@@, L	Brookfield Properties Co.	10,570,102
1,244,012	@@	Brookfield Properties Co.	43,938,504
304,820		Forest City Enterprises, Inc.	16,551,726
			71,060,332
		Real Estate Investment Trusts: 76.8%
163,320		Acadia Realty Trust	4,164,660
393,060		AMB Property Corp.	21,661,537
151,260		American Campus Communities, Inc.	3,858,643
70,620	L	Apartment Investment & Management Co.	3,842,434
761,898	L	Archstone-Smith Trust	41,477,727
414,858		AvalonBay Communities, Inc.	49,948,903
653,830		Boston Properties, Inc.	67,566,792
543,528		Brandywine Realty Trust	17,691,836
253,660	L	BRE Properties, Inc.	15,151,112
102,700	L	Cedar Shopping Centers, Inc.	1,660,659
105,120		CentraCore Properties Trust	3,337,560
21,000	L	Developers Diversified Realty Corp.	1,170,960
301,431		Equity Lifestyle Properties, Inc.	13,778,411
1,188,421		Equity Office Properties Trust	47,251,619
1,197,756	L	Equity Residential	60,582,498
198,629		Essex Property Trust, Inc.	24,113,561
347,584		Federal Realty Investment Trust	25,825,491
410,012	L	General Growth Properties, Inc.	19,537,072
202,742		Hersha Hospitality Trust	1,946,323
14,754		Highwoods Properties, Inc.	548,996
2,671,341		Host Hotels & Resorts, Inc.	61,253,849
961,778	@@	Legacy Hotels Real Estate Investment Trust	8,271,291
337,956		Liberty Property Trust	16,150,917
461,530	L	Macerich Co.	35,242,431
644,128		Mack-Cali Realty Corp.	33,365,830
9,190		Pan Pacific Retail Properties, Inc.	637,970
572,895		Post Properties, Inc.	27,223,970
311,289		Prologis	17,762,150
668,137	L	Public Storage, Inc.	57,453,101
29,300	L	Ramco-Gershenson Properties	936,135
53,320		Reckson Associates Realty Corp.	2,282,096
545,235	L	Regency Centers Corp.	37,490,359
254,200	L	Republic Property Trust	2,801,284
1,150,894	L	Simon Property Group, Inc.	104,294,014
55,765		SL Green Realty Corp.	6,228,951
101,603		Taubman Centers, Inc.	4,513,205
272,060	L	Trizec Properties, Inc.	7,865,255
276,365	L	Vornado Realty Trust	30,123,786
			879,013,388

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Total Common Stocks
		(Cost $741,339,500)		$1,088,071,821

PREFERRED STOCKS: 0.1%

		Real Estate Investment Trusts: 0.1%
7,305		Simon Property Group LP		539,913

		Total Preferred Stocks
		(Cost $391,183)		539,913

		Total Long-Term Investments
		(Cost $741,730,683)		1,088,611,734

Principal Amount				Value

SHORT-TERM INVESTMENTS: 16.0%

		U.S. Government Agency Obligations: 4.2%
$48,217,000		Federal Home Loan Bank, 4.500%, due 10/02/06		$48,204,946

		Total U.S. Government Agency Obligations
		(Cost $48,204,946)		48,204,946

		Securities Lending CollateralCC: 11.8%
135,554,992		The Bank of New York Institutional Cash Reserve Fund		135,554,992

		Total Securities Lending Collateral
		(Cost $135,554,992)		135,554,992

		Total Short-Term Investments
		(Cost $183,759,938)		$183,759,938

		Total Investments in Securities
		(Cost $925,490,621)*	111.1%	$1,272,371,672
		Other Assets and Liabilities — Net	(11.1)	(127,521,896)
		Net Assets	100.0%	$1,144,849,776

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	*	Cost for federal income tax purposes is $922,241,165.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$354,378,124
		Gross Unrealized Depreciation		(4,247,617)
		Net Unrealized Appreciation		$350,130,507

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.4%

		Australia: 4.8%
240,211		Amcor Ltd.	$1,330,280
16,869		Australian Gas Light Co., Ltd.	269,751
20,058		BHP Billiton Ltd.	380,230
314,916		BlueScope Steel Ltd.	1,520,057
30,059		Boral Ltd.	161,869
27,425	L	Brambles Industries Ltd.	260,460
333,065		Centro Properties Group	1,996,467
36,035		Coca-Cola Amatil Ltd.	179,568
74,072		Coles Myer Ltd.	793,918
40,313		Commonwealth Bank of Australia	1,373,688
5,839		CSL Ltd.	234,454
73,204		CSR Ltd.	162,417
51,909		Foster’s Group Ltd.	248,881
236,640		Insurance Australia Group Ltd.	930,363
42,800		John Fairfax Holdings Ltd.	134,648
71,600		Macquarie Airports Management Ltd.	163,706
30,314		OneSteel Ltd.	94,891
125,004		Qantas Airways Ltd.	364,398
3,254		Rio Tinto Ltd.	169,667
85,527		Santos Ltd.	711,746
57,264		Suncorp-Metway Ltd.	935,868
72,334		Symbion Health Ltd.	183,852
29,170		Tabcorp Holdings Ltd.	339,966
49,687		Telstra Corp., Ltd.	137,182
108,943		Westpac Banking Corp.	1,842,510
			14,920,837
		Austria: 0.7%
3,247		Boehler-Uddeholm AG	182,777
6,103		Erste Bank der Oesterreichischen Sparkassen AG	379,685
7,763	@	Immoeast Immobilien Anlagen AG	94,386
31,825	@	Immofinanz Immobilien Anlagen AG	383,684
4,196		OMV AG	217,584
9,108		Telekom Austria AG	229,700
5,698		Verbund - Oesterreichische Elektrizitaetswirtschafts AG	275,667
3,698		Voestalpine AG	152,881
2,834		Wienerberger AG	133,910
			2,050,274
		Belgium: 1.1%
4,134		Belgacom SA	161,162
2,275		Delhaize Group	191,117
44,200		Fortis	1,793,017
4,404		InBev NV	242,571
7,929		KBC Groep NV	834,652
2,185		Solvay SA	282,609
			3,505,128
		Bermuda: 0.0%
2,877		Frontline Ltd.	110,018
			110,018
		China: 0.1%
69,000	@	Foxconn International Holdings Ltd.	212,231
			212,231
		Denmark: 0.5%
54		AP Moller - Maersk A/S	462,224
15,163		Danske Bank A/S	596,021
2,965		East Asiatic Co., Ltd. A/S	139,167
14,005	L	GN Store Nord	214,280
2,101		TrygVesta A/S	125,155

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Denmark (continued)
4,746	@	Vestas Wind Systems A/S	$126,426
			1,663,273
		Developed Markets: 1.7%
78,100		iShares MSCI EAFE Index Fund	5,291,275
			5,291,275
		Finland: 1.5%
10,769		Cargotec Corp.	455,353
11,867		Fortum OYJ	316,281
3,558		Kesko OYJ	149,550
3,294		Neste Oil OYJ	96,060
136,088		Nokia OYJ	2,680,780
24,438		Rautaruukki OYJ	701,002
11,261		Sampo OYJ	234,464
6,475		UPM-Kymmene OYJ	153,501
			4,786,991
		France: 9.0%
7,221		Accor SA	491,467
4,039		Air France-KLM	121,535
40,103		Alcatel SA	489,087
5,261	@, #	Atos Origin	289,322
45,742		AXA SA	1,685,552
7,516		BNP Paribas	807,713
22,524		Bouygues	1,202,771
3,213		Capgemini SA	170,050
3,307		Carrefour SA	208,704
4,598		Casino Guichard Perrachon SA	369,983
14,458		Cie de Saint-Gobain	1,048,186
1,796	#	Cie Generale D’Optique Essilor International SA	183,821
18,390		Compagnie Generale des Etablissements Michelin	1,347,479
61,991		Credit Agricole SA	2,718,034
10,543	L	Gaz de France	419,324
686		Gecina SA	91,431
8,161		Groupe Danone	1,144,539
3,637		Lafarge SA	469,170
7,660		Lagardere SCA	551,940
8,157		LVMH Moet Hennessy Louis Vuitton SA	838,923
5,254		M6-Metropole Television	161,319
840		Neopost SA	100,367
1,166		PPR	172,773
26,014		Sanofi-Aventis	2,312,768
15,407		Societe Generale	2,447,744
23,998		Suez SA	1,054,425
25,852		Technip SA	1,473,094
28,398		Thales SA	1,258,880
38,831		Total SA	2,546,943
2,115		Unibail	444,423
4,586		Veolia Environnement	276,342
34,293		Vivendi	1,235,041
			28,133,150
		Germany: 5.1%
5,925		Adidas AG	278,156
5,286		Allianz AG	912,788
2,362		BASF AG	189,367
1,880		Bayer AG	95,521
3,527		Beiersdorf AG	186,665
21,400		Deutsche Bank AG	2,580,927
36,371		Deutsche Lufthansa AG	768,421
3,654		Deutsche Post AG	95,770
66,764		Deutsche Telekom AG	1,059,069
4,122		EON AG	490,029
4,455		Heidelberger Druckmaschinen	183,792
760		Henkel KGaA	105,990
36,430		Hochtief AG	2,277,992
19,505	@	Infineon Technologies AG	230,936

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Germany (continued)
4,643	@	KarstadtQuelle AG	$110,588
3,383		Metro AG	197,107
10,524		Muenchener Rueckversicherungs AG	1,661,306
1,354		Rheinmetall AG	98,179
16,710		Salzgitter AG	1,568,773
5,719		SAP AG	1,133,071
3,884		Siemens AG	338,004
29,974		ThyssenKrupp AG	1,007,586
4,805	L	TUI AG	99,145
1,273		Volkswagen AG	108,728
			15,777,910
		Greece: 0.4%
4,905		Coca-Cola Hellenic Bottling Co. SA	168,812
8,174		Hellenic Petroleum SA	97,844
13,528		National Bank of Greece SA	583,679
5,631		OPAP SA	189,500
2,049		Titan Cement Co. SA	97,127
			1,136,962
		Hong Kong: 1.8%
70,410		Cathay Pacific Airways Ltd.	144,136
114,200		CLP Holdings Ltd.	691,473
39,623		Esprit Holdings Ltd.	361,079
80,237		Henderson Land Development Co., Ltd.	450,483
29,500		Hong Kong Exchanges and Clearing Ltd.	214,901
61,654		Hutchison Whampoa Ltd.	543,881
30,500		Kingboard Chemicals Holdings	109,657
69,000		New World Development Ltd.	118,516
190,000		PCCW Ltd.	116,048
207,507	L	Sino Land Co.	366,965
189,848		Swire Pacific Ltd.	1,981,849
29,000		Television Broadcasts Ltd.	156,277
95,477		Wharf Holdings Ltd.	326,916
			5,582,181
		Ireland: 1.4%
44,506	@	Allied Irish Banks PLC	1,184,950
47,398		C&C Group PLC	643,898
13,079		CRH PLC	443,000
89,073		Depfa Bank PLC	1,644,120
12,142	@	Elan Corp. PLC	187,172
12,823	@	Grafton Group PLC	169,426
4,902	@	Irish Life & Permanent PLC	123,023
			4,395,589
		Italy: 3.9%
18,747		Autogrill S.p.A.	298,384
68,596		Banca Fideuram S.p.A.	437,595
338,341		Banca Intesa S.p.A.	2,224,604
10,050		Banche Popolari Unite Scpa	270,499
231,806		Capitalia S.p.A.	1,917,734
124,949		Enel S.p.A.	1,140,563
66,101		ENI S.p.A.	1,964,089
15,923	@	Fiat S.p.A.	253,640
28,295		Fondiaria-Sai S.p.A.	1,240,508
3,321		Italcementi S.p.A.	84,120
4,687		Lottomatica S.p.A.	176,859
5,804		Luxottica Group S.p.A.	171,130
18,294		Mediaset S.p.A.	196,602
232,016		Pirelli & C S.p.A.	199,466
191,475	L	Seat Pagine Gialle S.p.A.	95,770
368,789		Telecom Italia S.p.A.	1,045,773
56,419		Telecom Italia - RNC	135,783
32,360		Terna S.p.A.	94,204
11,597		UniCredito Italiano S.p.A.	96,243
			12,043,566

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Japan: 22.2%
4,130		Acom Co., Ltd.	$176,110
11,300		Aiful Corp.	437,018
1,400		Alfresa Holdings Corp.	88,804
14,500		Alps Electric Co., Ltd.	151,736
57,400		Arrk Corp.	752,085
46,397		Asahi Breweries Ltd.	676,262
114,000		Bridgestone Corp.	2,308,514
16,100		Canon, Inc.	841,376
55		Central Japan Railway Co.	586,118
43,000		Dai Nippon Printing Co., Ltd.	663,408
63,000		Daiwa Securities Group, Inc.	737,054
35,000		Denki Kagaku Kogyo K K	135,778
42		East Japan Railway Co.	293,773
35,000		Fuji Electric Holdings Co., Ltd.	180,712
162,000		Fujitsu Ltd.	1,336,579
160,500	@, L	Haseko Corp.	552,870
123,000		Hino Motors Ltd.	665,485
251,000		Hitachi Ltd.	1,461,845
6,300		Ibiden Co., Ltd.	332,998
28,600		Isetan Co., Ltd.	482,734
107,000		Itochu Corp.	830,223
232		Japan Tobacco, Inc.	903,063
33,500		JFE Holdings, Inc.	1,314,012
20,000		Kajima Corp.	91,429
10,000		Kaneka Corp.	94,611
55,700		Kansai Electric Power Co., Inc.	1,284,293
23,000		Kao Corp.	613,166
65,000		Kawasaki Kisen Kaisha Ltd.	411,079
29,000		Keisei Electric Railway Co., Ltd.	177,716
39,000		Kintetsu Corp.	122,093
81,000		Kobe Steel Ltd.	254,548
48,000		Kubota Corp.	394,159
4,900		Lawson, Inc.	172,318
53,907		Makita Corp.	1,585,467
32,000		Marubeni Corp.	159,476
59,000		Matsushita Electric Industrial Co., Ltd.	1,247,641
28,000		Meiji Dairies Corp.	189,197
104,500		Mitsubishi Chemical Holdings Corp.	654,587
40,000		Mitsubishi Materials Corp.	165,291
122		Mitsubishi UFJ Financial Group, Inc.	1,569,862
35,000		Mitsui Chemicals, Inc.	252,088
38,000		Mitsui Fudosan Co., Ltd.	864,211
48,000		Mitsui OSK Lines Ltd.	355,443
204,000		Mitsui Trust Holdings, Inc.	2,325,863
103,000		Mitsukoshi Ltd.	462,568
93		Mizuho Financial Group, Inc.	722,078
18,000		NGK Spark Plug Co., Ltd.	358,091
8,600		Nintendo Co., Ltd.	1,773,233
23,000		Nippon Express Co., Ltd.	123,466
67		Nippon Paper Group, Inc.	242,633
297,000		Nippon Steel Corp.	1,222,677
429		Nippon Telegraph & Telephone Corp.	2,097,290
42,000		Nippon Yusen KK	256,043
219,000		Nisshin Steel Co., Ltd.	649,180
8,100		Nitto Denko Corp.	479,846
30,400		Nomura Holdings, Inc.	535,199
11,000		NSK Ltd.	92,921
53,000		OJI Paper Co., Ltd.	290,259
7,000		Olympus Corp.	206,285
1,010		ORIX Corp.	279,057
3,100		Promise Co., Ltd.	123,243
345		Rakuten, Inc.	135,533
646		Resona Holdings, Inc.	1,940,026
2,700		Sankyo Co., Ltd.	144,171
7		Sapporo Hokuyo Holdings, Inc.	76,319
62,000		Sekisui House Ltd.	938,460
3,000		Seven & I Holdings Co., Ltd.	96,654

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Japan (continued)
330,000		Shimizu Corp.	$1,886,715
18,600		Shinko Electric Industries	518,899
57,100		Showa Shell Sekiyu KK	636,588
1,048		Softbank Investment Corp.	375,483
164,300	@	Sojitz Corp.	534,938
45,000		Sompo Japan Insurance, Inc.	590,016
2,800		Sumco Corp.	207,873
13,900		Sumitomo Electric Industries Ltd.	187,997
63,000		Sumitomo Metal Industries Ltd.	241,809
234		Sumitomo Mitsui Financial Group, Inc.	2,457,203
19,400		Sumitomo Rubber Industries, Inc.	213,717
12,600		Suzuken Co., Ltd.	472,445
660,000		Taisei Corp.	2,368,865
55,000		Taiyo Yuden Co., Ltd.	826,703
15,000		Takashimaya Co., Ltd.	190,830
51,300		Takeda Pharmaceutical Co., Ltd.	3,205,441
47,000		Tobu Railway Co., Ltd.	237,139
66,100		Tokyo Electric Power Co., Inc.	1,903,212
7,900		Tokyo Steel Manufacturing Co., Ltd.	124,326
14,000		Tokyu Corp.	96,380
11,000		Toppan Printing Co., Ltd.	121,890
172,000		Toshiba Corp.	1,116,069
228,000		Tosoh Corp.	924,440
198,000		Toyobo Co., Ltd.	522,018
47,400		Toyota Motor Corp.	2,579,354
6,800		Toyota Tsusho Corp.	179,140
35,000		Ube Industries Ltd.	99,307
76,000		UNY Co., Ltd.	1,010,713
46		West Japan Railway Co.	196,535
84,758		Yamaha Motor Co., Ltd.	2,250,312
87,000		Yaskawa Electric Corp.	856,033
			69,270,717
		Netherlands: 6.8%
63,659		Aegon NV	1,193,591
7,738		Akzo Nobel NV	476,443
20,134	@	ASML Holding NV	468,884
22,321		Buhrmann NV	336,077
1,508		Corio NV	109,814
21,447		European Aeronautic Defence and Space Co. NV	616,339
60,234	@	Koninklijke Ahold NV	639,242
5,965		Koninklijke DSM NV	261,574
43,049		Koninklijke Philips Electronics NV	1,506,773
31,052		Mittal Steel Co. NV	1,079,444
2,778		Rodamco Europe NV	323,531
127,549		Royal Dutch Shell PLC - Class A	4,217,451
118,674		Royal Dutch Shell PLC - Class B	4,037,113
79,841		Royal KPN NV	1,017,302
11,759		SBM Offshore NV	319,860
16,447		TNT NV	624,052
127,362		Unilever NV	3,131,184
1,134		Wereldhave NV	123,662
29,582		Wolters Kluwer NV	770,640
			21,252,976
		New Zealand: 0.2%
93,192		Fletcher Building Ltd.	522,078
83,301		Telecom Corp. of New Zealand Ltd.	234,477
			756,555
		Norway: 0.6%
19,767	@	Acergy SA	338,931
931		Aker Kvaerner ASA	82,983
20,344		DNB NOR ASA	248,840
6,589		Norsk Hydro ASA	147,648
3,474		Orkla ASA	165,166
10,617	@	Petroleum Geo-Services ASA	520,470
7,174		Telenor ASA	93,283

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Norway (continued)
6,950		Yara International ASA	$105,380
			1,702,701
		Portugal: 0.3%
79,335		Banco Comercial Portugues SA	246,518
6,387		Banco Espirito Santo SA	97,530
51,401		Electricidade de Portugal SA	222,639
18,174		Portugal Telecom SGPS SA	226,712
78,291		Sonae SGPS SA	135,915
			929,314
		Singapore: 0.7%
87,000		CapitaLand Ltd.	275,890
123,000		ComfortDelgro Corp., Ltd.	130,618
146,000		Fraser and Neave Ltd.	379,396
15,000		Singapore Airlines Ltd.	137,655
40,000		Singapore Press Holdings Ltd.	103,007
165,135		Singapore Telecommunications Ltd.	253,163
94,000		United Overseas Bank Ltd.	963,252
			2,242,981
		Spain: 3.8%
8,891	L	Abertis Infraestructuras SA	233,239
7,631		Altadis SA	362,530
18,016		Banco Bilbao Vizcaya Argentaria SA	416,623
288,027		Banco Santander Central Hispano SA	4,548,691
59,603		Endesa SA	2,536,663
9,357		Fomento de Construcciones y Contratas SA	747,535
5,513		Inditex SA	257,127
1,462	L	Metrovacesa SA	176,232
25,177		Repsol YPF SA	748,433
105,844		Telefonica SA	1,832,272
			11,859,345
		Sweden: 2.3%
9,153		Atlas Copco AB	229,044
8,520		Castellum AB	95,990
6,781		Electrolux AB	110,080
7,043		Getinge AB	128,939
13,727		Kungsleden AB	156,442
1,693	@	Modern Times Group AB	87,619
108,515		Nordea Bank AB	1,421,288
7,967		Scania AB	475,022
6,858		Securitas AB	85,981
6,858	@	Securitas Direct AB	17,220
6,858	@	Securitas Systems AB	25,736
27,112		Ssab Svenskt Stal AB	505,429
6,248		Svenska Handelsbanken AB	168,850
6,101		Swedish Match AB	99,252
16,060		Tele2 AB	162,193
371,326		Telefonaktiebolaget LM Ericsson	1,282,921
27,265		TeliaSonera AB	174,518
6,101		Trelleborg AB	114,910
31,486		Volvo AB	1,875,904
			7,217,338
		Switzerland: 6.8%
4,610		Adecco SA	277,938
3,889		Compagnie Financiere Richemont AG	187,291
18,268		Credit Suisse Group	1,056,365
13,833		Holcim Ltd.	1,129,741
1,299		Kuehne & Nagel International AG	89,918
8,368		Nestle SA	2,915,814
33,806		Novartis AG	1,972,351
6,174		Phonak Holding AG	391,121
27,438		Roche Holding AG	4,740,386
17,498		Schindler Holding AG	912,920
17,696		STMicroelectronics NV	305,847

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Switzerland (continued)
13,792		Swatch Group AG	$534,770
3,020		Swiss Reinsurance	230,846
280		Swisscom AG	93,228
77,412		UBS AG	4,627,431
332	@	Unaxis Holding AG	111,227
5,940		Zurich Financial Services AG	1,458,402
			21,035,596
		United Kingdom: 20.7%
14,565		3i Group PLC	254,814
134,092		Amvescap PLC	1,454,821
9,251		Anglo American PLC	388,961
64,461		AstraZeneca PLC	4,026,121
32,143		Aviva PLC	470,944
103,290		Barclays PLC	1,302,548
5,140		Barratt Developments PLC	102,570
48,272		Boots Group PLC	699,688
510,813		BP PLC	5,584,370
46,121	L	Brambles Industries PLC	414,225
12,173	@	British Airways PLC	97,280
50,227		British American Tobacco PLC	1,358,456
123,499		Brixton PLC	1,222,669
524,497		BT Group PLC	2,634,803
42,488		Cable & Wireless PLC	110,185
8,380		Cadbury Schweppes PLC	89,056
14,657		Carnival PLC	700,633
27,843		Collins Stewart Tullett PLC	453,354
82,940		Corus Group PLC	602,765
63,341		Davis Service Group PLC	569,415
136,776		DSG International PLC	560,028
20,452		EMI Group PLC	101,795
52,921		First Choice Holidays PLC	197,830
15,819		Firstgroup PLC	145,339
10,101		George Wimpey PLC	98,047
139,016		GlaxoSmithKline PLC	3,697,109
177,446		HBOS PLC	3,508,794
214,885		HSBC Holdings PLC	3,920,035
21,214		Intercontinental Hotels Group PLC	371,213
164,297		International Power PLC	962,256
49,964		Ladbrokes PLC	363,845
311,989		Legal & General Group PLC	831,200
75,626		LogicaCMG PLC	219,689
254,032		Marks & Spencer Group PLC	3,056,173
126,458		National Grid PLC	1,579,186
2,894		Next PLC	102,695
54,198		Old Mutual PLC	169,880
14,817		Reckitt Benckiser PLC	613,820
29,092		Resolution PLC	336,189
207,557		Rexam PLC	2,219,970
10,959		Rio Tinto PLC	518,607
586,583		Royal & Sun Alliance Insurance Group	1,635,307
137,095		Royal Bank of Scotland Group PLC	4,717,164
174,371		Scottish & Newcastle PLC	1,860,449
17,317		Sportingbet PLC	59,741
102,473		Stagecoach Group PLC	243,970
67,178		Taylor Woodrow PLC	446,830
182,119		Tesco PLC	1,227,170
435,040		Tomkins PLC	1,928,259
3,119		Travis Perkins PLC	101,455
82,398		Unilever PLC	2,029,791
202,998		United Business Media PLC	2,517,939
694,331		Vodafone Group PLC	1,585,979
			64,465,432
		Total Common Stock
		(Cost $293,680,421)	300,342,340

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

PREFERRED STOCK: 1.7%

		Germany: 1.7%
30,881		RWE AG		$2,578,972
45,723		Volkswagen AG		2,694,465

		Total Preferred Stock
		(Cost $4,839,435)		5,273,437

		Total Long-Term Investments
		(Cost $298,519,856)		305,615,777

Principal Amount				Value

SHORT-TERM INVESTMENTS: 0.6%

		Securities Lending CollateralCC: 0.6%
$1,724,254		The Bank of New York Institutional Cash Reserves Fund		$1,724,254

		Total Securities Lending Collateral
		(Cost $1,724,254)		1,724,254

		Total Investments in Securities
		(Cost $300,244,110)*	98.7%	$307,340,031
		Other Assets and Liabilities — Net	1.3	4,129,301
		Net Assets	100.0%	$311,469,332

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

	*	Cost for federal income tax purposes is $301,083,652.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,798,633
		Gross Unrealized Depreciation		(7,542,254)
		Net Unrealized Appreciation		$6,256,379

ING VP Index Plus International Equity Portfolio Forward Foreign Currency Contracts as of September 30, 2006:

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

EUR	4	USD	6	10/02/06	6	0
EUR	21,052	USD	26,662	10/02/06	26,662	0
EUR	92	USD	114	10/17/06	114	0
					26,782	0

Percentage of
Industry	Net Assets
Aerospace/Defense	0.6%
Agriculture	0.9
Airlines	0.5
Apparel	0.1
Auto Manufacturers	2.8
Auto Parts & Equipment	1.4
Banks	18.0
Beverages	1.4
Building Materials	1.4
Chemicals	1.3
Commercial Services	0.9
Computers	0.6
Cosmetics/Personal Care	0.3
Distribution/Wholesale	0.8
Diversified Financial Services	3.2
Electric	4.9
Electrical Components & Equipment	0.9
Electronics	1.2
Engineering & Construction	2.8
Entertainment	0.4
Exchange Traded Fund	1.7
Food	4.1
Forest Products & Paper	0.2
Gas	0.2
Hand/Machine Tools	0.9
Healthcare - Products	0.3
Holding Companies - Diversified	1.8
Home Builders	0.7
Home Furnishings	0.4
Household Products/Wares	0.2
Insurance	4.3
Internet	0.2
Investment Companies	0.0
Iron/Steel	3.6
Leisure Time	1.1
Lodging	0.3
Machinery - Construction & Mining	0.1
Machinery - Diversified	0.2
Media	1.9
Metal Fabricate/Hardware	0.0
Mining	0.5
Miscellaneous Manufacturing	0.4
Office/Business Equipment	0.3
Oil & Gas	6.7
Oil & Gas Services	0.8
Packaging & Containers	1.1
Pharmaceuticals	6.8
Real Estate	2.0
Real Estate Investment Trust	0.3
Retail	3.0
Semiconductors	0.6
Software	0.4
Telecommunications	5.9
Textiles	0.2
Toys/Games/Hobbies	0.6
Transportation	1.7
Venture Capital	0.1
Water	0.1
Securities Lending Collateral	0.6
Other Assets and Liabilities - Net	1.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Mid Cap Disciplined Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCKS: 88.6%

		Apparel: 0.3%
40,625	@	Hanesbrands, Inc.	$914,469
			914,469
		Banks: 1.8%
125,000		Bank of New York Co., Inc.	4,407,500
31,276		First Financial Bancorp.	497,601
			4,905,101
		Beverages: 3.8%
510,000		Coca-Cola Enterprises, Inc.	10,623,300
			10,623,300
		Biotechnology: 4.3%
6,200	@, L	Biogen Idec, Inc.	277,016
108,200	@, L	Millipore Corp.	6,632,660
261,200	@, L	PDL BioPharma, Inc.	5,015,040
			11,924,716
		Chemicals: 0.1%
19,400	@	Hercules, Inc.	305,938
			305,938
		Commercial Services: 1.5%
10,500	@, L	BearingPoint, Inc.	82,530
365,000	@, L	Corinthian Colleges, Inc.	3,945,650
2,100		ServiceMaster Co.	23,541
			4,051,721
		Computers: 2.9%
328,000		Electronic Data Systems Corp.	8,042,560
			8,042,560
		Diversified Financial Services: 0.0%
2,000		Janus Capital Group, Inc.	39,440
1,500		Waddell & Reed Financial, Inc.	37,125
			76,565
		Electric: 1.9%
257,100		Duquesne Light Holdings, Inc.	5,054,586
1,200		NiSource, Inc.	26,088
3,900		PNM Resources, Inc.	107,523
			5,188,197
		Environmental Control: 3.9%
300,400		Waste Management, Inc.	11,018,672
			11,018,672
		Food: 20.0%
300,000	L	ConAgra Foods, Inc.	7,344,000
1,142,000		Del Monte Foods Co.	11,933,900
1,150,000	@, @@	Koninklijke Ahold NV ADR	12,178,500
660,000		Kroger Co.	15,272,400
325,000		Sara Lee Corp.	5,222,750
74,073		Supervalu, Inc.	2,196,264
19,300	L	Tyson Foods, Inc.	306,484

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Mid Cap Disciplined Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food (continued)
30,300		WM Wrigley Jr. Co.	$1,395,618
			55,849,916
		Forest Products & Paper: 3.7%
47,000		International Paper Co.	1,627,610
330,400		MeadWestvaco Corp.	8,758,904
			10,386,514
		Gas: 5.3%
358,900		KeySpan Corp.	14,765,146
			14,765,146
		Healthcare — Products: 5.9%
153,800		Medtronic, Inc.	7,142,472
126,500		St. Jude Medical, Inc.	4,464,185
71,100	@, L	Zimmer Holdings, Inc.	4,799,250
			16,405,907
		Healthcare — Services: 0.0%
600	@	Triad Hospitals, Inc.	26,418
			26,418
		Housewares: 0.0%
300		Newell Rubbermaid, Inc.	8,496
			8,496
		Insurance: 5.8%
321,600		Marsh & McLennan Cos., Inc.	9,053,040
267,100		Ohio Casualty Corp.	6,909,877
4,300		Safeco Corp.	253,399
			16,216,316
		Internet: 1.3%
1,100	@	eBay, Inc.	31,196
1,000	@, L	Expedia, Inc.	15,680
126,600	@, L	IAC/InterActiveCorp	3,641,016
1,100	@, L	Yahoo!, Inc.	27,808
			3,715,700
		Media: 4.4%
10,100		CBS Corp. - Class B	284,517
9,500		Clear Channel Communications, Inc.	274,075
10,000	@	Gemstar-TV Guide International, Inc.	33,200
900,000	L	Reader’s Digest Association, Inc.	11,664,000
20,657	@, L	Spanish Broadcasting Systems, Inc.	90,271
			12,346,063
		Mining: 5.2%
1,000	@@, L	Anglogold Ashanti Ltd. ADR	37,740
472,700	@@	Barrick Gold Corp.	14,521,344
3,800	@, @@, L	Harmony Gold Mining Co., Ltd. ADR	49,134
			14,608,218
		Miscellaneous Manufacturing: 3.1%
239,300	L	Pall Corp.	7,372,833
45,600	@@	Tyco International Ltd.	1,276,344
			8,649,177
		Oil & Gas Services: 4.2%
1,000	@	FMC Technologies, Inc.	53,700
644,000	@, L	Hanover Compressor Co.	11,733,680
			11,787,380

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Mid Cap Disciplined Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Semiconductors: 5.1%
32,900	@	Altera Corp.	$604,702
566,400	L	Applied Materials, Inc.	10,042,272
3,700	@, L	Cabot Microelectronics Corp.	106,634
12,900		KLA-Tencor Corp	573,663
126,400		Xilinx, Inc.	2,774,480
			14,101,751
		Software: 0.0%
3,300	@, L	Take-Two Interactive Software, Inc.	47,058
			47,058
		Telecommunications: 4.1%
2,200	@	IDT Corp.	31,724
551,400	@, L	Juniper Networks, Inc.	9,528,192
820,900	@, @@	Nortel Networks Corp.	1,888,070
			11,447,986
		Toys/Games/Hobbies: 0.0%
1,500		Mattel, Inc.	29,550
			29,550

		Total Common Stocks
		(Cost $230,260,286)	247,442,835

Principal Amount			Value

SHORT-TERM INVESTMENTS: 34.4%

	U.S. Government Agency Obligations:10.3%
$28,843,787	Federal Home Loan Bank, 4.500%, due 10/02/06		$28,843,787

	Total U.S. Government Agency Obligations
	(Cost $28,843,787)		28,843,787

	Securities Lending CollateralCC: 24.1%
67,308,927	The Bank of New York Institutional Cash Reserve Fund		67,308,927

	Total Securities Lending Collateral
	(Cost $67,308,927)		67,308,927

	Total Short-Term Investments
	(Cost $96,152,414)		96,152,714

	Total Investments in Securities
	(Cost $326,412,700)*	123.0%	$343,595,549
	Other Assets and Liabilities — Net	(23.0)	(64,223,845)
	Net Assets	100.0%	$279,371,704

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $326,422,217.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$22,882,174
	Gross Unrealized Depreciation	(5,708,842)
	Net Unrealized Appreciation	$17,173,332

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 85.0%

		Agriculture: 3.0%
110,000		Delta & Pine Land Co.	$4,455,000
			4,455,000
		Banks: 0.1%
9,700		First Financial Bancorp.	154,327
			154,327
		Beverages: 2.2%
155,000		Coca-Cola Enterprises, Inc.	3,228,650
16,600	@	Vermont Pure Holdings Ltd.	26,892
			3,255,542
		Biotechnology: 11.3%
425,600	@, L	Diversa Corp.	3,413,312
59,900	@, L	Millipore Corp.	3,671,870
266,000	@, L	Nektar Therapeutics	3,833,060
151,400	@, L	PDL BioPharma, Inc.	2,906,880
1,590,700	@, L	XOMA Ltd.	3,006,423
			16,831,545
		Building Materials: 0.1%
9,300		Comfort Systems USA, Inc.	106,578
			106,578
		Chemicals: 2.5%
235,700	@	Hercules, Inc.	3,716,989
			3,716,989
		Commercial Services: 4.5%
125,100		Clark, Inc.	1,409,877
216,900	@, L	Corinthian Colleges, Inc.	2,344,689
888,000		Hooper Holmes, Inc.	2,992,560
			6,747,126
		Computers: 4.5%
362,400	@	Ciber, Inc.	2,402,712
557,300	@	InFocus Corp.	1,593,878
222,869	@, L	Mercury Computer Systems, Inc.	2,640,998
			6,637,588
		Electric: 0.9%
200		Idacorp, Inc.	7,562
49,800		PNM Resources, Inc.	1,372,986
			1,380,548
		Electronics: 0.4%
29,000	@	Molecular Devices Corp.	536,210
100	@	Planar Systems, Inc.	1,135
			537,345
		Energy — Alternate Sources: 1.5%
295,500	@, L	FuelCell Energy, Inc.	2,248,755
			2,248,755

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Entertainment: 2.6%
407,000	@, L	Lakes Entertainment, Inc.	$3,931,620
			3,931,620
		Environmental Control: 5.7%
315,500	@, L	Casella Waste Systems, Inc.	3,262,270
121,286	@, L	Clean Harbors, Inc.	5,282,005
			8,544,275
		Food: 7.0%
379,100		Del Monte Foods Co.	3,961,595
89,800	L	Nash Finch Co.	2,112,994
149,900		Tootsie Roll Industries, Inc.	4,393,569
			10,468,158
		Forest Products & Paper: 0.9%
148,200	@, L	Buckeye Technologies, Inc.	1,259,700
			1,259,700
		Gas: 1.3%
46,900		KeySpan Corp.	1,929,466
			1,929,466
		Healthcare — Products: 4.5%
164,700	@	Adeza Biomedical Corp.	2,702,727
96,600	@	Orthologic Corp.	125,580
68,800		Vital Signs, Inc.	3,894,768
			6,723,075
		Insurance: 0.6%
104,400		Crawford & Co.	625,356
7,700		Ohio Casualty Corp.	199,199
			824,555
		Internet: 0.9%
100,000	@, L	ProQuest Co.	1,302,000
100	@	S1 Corp.	461
			1,302,461
		Lodging: 0.1%
9,200	@	MTR Gaming Group, Inc.	86,388
			86,388
		Machinery — Diversified: 3.9%
104,400	@, L	Intermec, Inc.	2,751,984
96,000	L	Robbins & Myers, Inc.	2,968,320
200		Tennant Co.	4,868
			5,725,172
		Media: 4.7%
172,700	@, L	Playboy Enterprises, Inc.	1,625,107
384,000	L	Reader’s Digest Association, Inc.	4,976,640
22,600	@	Regent Communications, Inc.	85,654
12,800	@, L	Spanish Broadcasting Systems, Inc.	55,936
60,211	@, L	WPT Enterprises, Inc.	226,393
			6,969,730
		Metal Fabricate/Hardware: 0.0%
700		Valmont Industries, Inc.	36,575
			36,575
		Mining: 0.0%
100	@, @@, L	Glamis Gold Ltd.	3,943

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Mining (continued)
100	@@	Gold Fields Ltd. ADR	$1,784
100	@@, L	GoldCorp, Inc.	2,360
			8,087
		Miscellaneous Manufacturing: 3.1%
10,500	@	Lydall, Inc.	93,450
148,600	L	Pall Corp.	4,578,366
			4,671,816
		Oil & Gas Services: 1.8%
149,100	@, L	Hanover Compressor Co.	2,716,602
			2,716,602
		Pharmaceuticals: 0.0%
1,400	@, L	Trimeris, Inc.	12,320
			12,320
		Retail: 0.2%
28,400	@	Buca, Inc.	149,668
9,100	@	Rubio’s Restaurants, Inc.	80,353
			230,021
		Semiconductors: 4.5%
50,200	@	Actel Corp.	780,610
226,000	@	Advanced Analogic Technologies, Inc.	1,240,740
102,200	@, L	Entegris, Inc.	1,115,002
52,800	@	Exar Corp.	701,712
216,809	@, L	Ultratech, Inc.	2,887,896
			6,725,960
		Software: 4.7%
1,902,700	@	Concurrent Computer Corp.	3,367,779
171,700	@, L	Midway Games, Inc.	1,507,526
111,700	@, @@, L	Open Text Corp.	1,999,430
4,700	@, L	Take-Two Interactive Software, Inc.	67,022
			6,941,757
		Telecommunications: 6.8%
60,300	L	Adtran, Inc.	1,437,552
466,500	@	C-COR, Inc.	4,002,570
272,600	@	Juniper Networks, Inc.	4,710,529
			10,150,651
		Toys/Games/Hobbies: 0.7%
132,100	@, L	Leapfrog Enterprises, Inc.	1,047,553
			1,047,553
		Total Common Stocks
		(Cost $125,399,342)	126,377,285

Principal Amount		Value

SHORT-TERM INVESTMENTS: 36.1%

	U.S. Government Agency Obligations: 13.8%
$20,551,000	Federal Home Loan Bank, 4.500%, due 10/02/06	$20,545,862

	Total U.S. Government Agency Obligations
	(Cost $20,545,862)	20,545,862

	Securities Lending CollateralCC: 22.3%
33,226,900	The Bank of New York Institutional Cash Reserve Fund	33,226,900

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

	Total Securities Lending Collateral
	(Cost $33,226,900)		$33,226,900

	Total Short-Term Investments
	(Cost $53,772,762)		53,772,762

	Total Investments in Securities
	(Cost $179,172,104)*	121.1%	$180,150,047
	Other Assets and Liabilities — Net	(21.1)	(31,435,207)
	Net Assets	100.0%	$148,714,840

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,544,592
	Gross Unrealized Depreciation	(9,566,649)
	Net Unrealized Appreciation	$977,943

Item 2. Controls and Procedures.

(a)        Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)       There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2006